FIDELITY


(registered trademark)
MICHIGAN
MUNICIPAL
FUNDS


ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS

CHECK PAGE NUMBERS !!!



PRESIDENT'S MESSAGE                             3     Ned Johnson on investing
                                                      strategies.

FIDELITY MICHIGAN MUNICIPAL INCOME FUND

 PERFORMANCE                                    4     How the fund has done over time.

 FUND TALK                                      7     The manager's review of fund
                                                      performance, strategy and outlook.

 INVESTMENT CHANGES                             10    A summary of major shifts in the
                                                      fund's investments over the past six
                                                      months
                                                      and one year.

 INVESTMENTS                                    11    A complete list of the fund's
                                                      investments with their market
                                                      values.

 FINANCIAL STATEMENTS                           20    Statements of assets and liabilities,
                                                      operations, and changes in net
                                                      assets,
                                                      as well as financial highlights.

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                    24    How the fund has done over time.

 FUND TALK                                      26    The manager's review of fund
                                                      performance, strategy and outlook.

 INVESTMENT CHANGES                             28    A summary of major shifts in the
                                                      fund's investments over the past six
                                                      months
                                                      and one year.

 INVESTMENTS                                    29    A complete list of the fund's
                                                      investments with their market
                                                      values.

 FINANCIAL STATEMENTS                           34    Statements of assets and liabilities,
                                                      operations, and changes in net
                                                      assets,
                                                      as well as financial highlights.

NOTES                                           38    Notes to the financial statements.

REPORT OF INDEPENDENT                           41    The auditors' opinion.
ACCOUNTANTS


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

FIDELITY MICHIGAN MUNICIPAL INCOME FUND



PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past ten years total returns, dividends and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                 PAST 1   PAST 5   PAST 10
                                                YEAR     YEARS    YEARS

Fidelity Michigan Municipal Income Fund         3.38%    37.60%   96.24%

Lehman Brothers Michigan Municipal              4.47%    n/a      n/a
 Bond Index

Michigan Municipal Debt Funds Average           3.17%    38.84%   96.64%

CUMULATIVE TOTAL RETURNS show the fund's performance over a set period - in this case, one year, five years, or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Michigan Municipal Bond Index, which includes Michigan investment-grade municipal bonds. To measure how the fund's performance stacked up against its peers, you can compare it to the Michigan municipal debt funds average, which reflects the performance of 49 Michigan tax-exempt municipal bond funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. Both benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                 PAST 1   PAST 5   PAST 10
                                                YEAR     YEARS    YEARS

Fidelity Michigan Municipal Income Fund         3.38%    6.59%    6.97%

Lehman Brothers Michigan Municipal              4.47%    n/a      n/a
 Bond Index

Michigan Municipal Debt Funds Average           3.17%    6.78%    6.99%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970110 111721 S00000000000001
             MI Muni Income              LB Municipal Bond
             00081                       LB015
  1986/12/31      10000.00                    10000.00
  1987/01/31      10287.11                    10301.10
  1987/02/28      10388.65                    10351.78
  1987/03/31      10277.07                    10242.05
  1987/04/30       9523.82                     9728.11
  1987/05/31       9409.89                     9679.85
  1987/06/30       9601.69                     9964.06
  1987/07/31       9757.97                    10065.69
  1987/08/31       9779.89                    10088.34
  1987/09/30       9293.45                     9716.38
  1987/10/31       9354.21                     9750.78
  1987/11/30       9554.20                    10005.37
  1987/12/31       9719.15                    10150.55
  1988/01/31      10149.14                    10512.11
  1988/02/29      10275.34                    10623.22
  1988/03/31      10038.61                    10499.99
  1988/04/30      10080.30                    10579.79
  1988/05/31      10141.85                    10549.22
  1988/06/30      10329.89                    10703.55
  1988/07/31      10420.06                    10773.34
  1988/08/31      10472.09                    10782.82
  1988/09/30      10653.33                    10977.99
  1988/10/31      10875.98                    11171.20
  1988/11/30      10788.03                    11068.87
  1988/12/31      10984.03                    11182.11
  1989/01/31      11141.10                    11413.35
  1989/02/28      11073.08                    11283.13
  1989/03/31      11077.20                    11256.16
  1989/04/30      11401.58                    11523.38
  1989/05/31      11634.82                    11762.72
  1989/06/30      11784.80                    11922.46
  1989/07/31      11893.27                    12084.72
  1989/08/31      11800.12                    11966.42
  1989/09/30      11772.76                    11930.76
  1989/10/31      11891.62                    12076.67
  1989/11/30      12056.45                    12288.01
  1989/12/31      12106.04                    12388.53
  1990/01/31      12031.37                    12329.93
  1990/02/28      12133.92                    12439.66
  1990/03/31      12128.97                    12443.40
  1990/04/30      11919.64                    12353.31
  1990/05/31      12202.36                    12622.98
  1990/06/30      12306.82                    12733.94
  1990/07/31      12479.56                    12921.12
  1990/08/31      12290.74                    12733.51
  1990/09/30      12352.00                    12740.77
  1990/10/31      12469.02                    12971.88
  1990/11/30      12713.18                    13232.75
  1990/12/31      12729.33                    13290.31
  1991/01/31      12850.28                    13468.67
  1991/02/28      12946.35                    13585.85
  1991/03/31      12972.01                    13590.74
  1991/04/30      13187.39                    13771.49
  1991/05/31      13248.00                    13893.92
  1991/06/30      13228.43                    13880.17
  1991/07/31      13437.13                    14049.23
  1991/08/31      13598.59                    14234.26
  1991/09/30      13747.86                    14419.59
  1991/10/31      13897.48                    14549.36
  1991/11/30      13948.63                    14589.95
  1991/12/31      14261.57                    14903.05
  1992/01/31      14313.21                    14937.03
  1992/02/29      14337.11                    14941.81
  1992/03/31      14353.38                    14947.34
  1992/04/30      14480.59                    15080.37
  1992/05/31      14637.49                    15257.87
  1992/06/30      14894.46                    15513.90
  1992/07/31      15438.27                    15979.00
  1992/08/31      15220.28                    15823.21
  1992/09/30      15323.62                    15926.69
  1992/10/31      15064.69                    15770.13
  1992/11/30      15433.18                    16052.58
  1992/12/31      15621.60                    16216.47
  1993/01/31      15850.56                    16405.07
  1993/02/28      16487.67                    16998.44
  1993/03/31      16299.49                    16818.77
  1993/04/30      16473.49                    16988.47
  1993/05/31      16583.27                    17083.94
  1993/06/30      16868.01                    17369.08
  1993/07/31      16855.57                    17391.83
  1993/08/31      17255.09                    17753.93
  1993/09/30      17473.40                    17956.14
  1993/10/31      17499.96                    17990.80
  1993/11/30      17385.79                    17832.30
  1993/12/31      17782.24                    18208.74
  1994/01/31      18023.76                    18416.68
  1994/02/28      17503.28                    17939.69
  1994/03/31      16712.05                    17209.19
  1994/04/30      16795.06                    17355.12
  1994/05/31      16881.02                    17505.59
  1994/06/30      16831.44                    17398.63
  1994/07/31      17128.06                    17717.55
  1994/08/31      17170.48                    17778.85
  1994/09/30      16938.54                    17517.86
  1994/10/31      16587.25                    17206.74
  1994/11/30      16065.07                    16895.64
  1994/12/31      16447.72                    17267.52
  1995/01/31      16942.52                    17761.02
  1995/02/28      17430.84                    18277.51
  1995/03/31      17285.80                    18487.52
  1995/04/30      17319.28                    18509.34
  1995/05/31      17877.67                    19099.97
  1995/06/30      17670.09                    18933.80
  1995/07/31      17782.94                    19113.29
  1995/08/31      18023.39                    19355.65
  1995/09/30      18162.85                    19478.17
  1995/10/31      18434.53                    19761.38
  1995/11/30      18787.30                    20089.22
  1995/12/31      18982.83                    20282.28
  1996/01/31      19114.85                    20435.41
  1996/02/29      18961.02                    20297.47
  1996/03/31      18679.54                    20038.07
  1996/04/30      18610.16                    19981.36
  1996/05/31      18592.50                    19973.37
  1996/06/30      18807.21                    20190.88
  1996/07/31      18973.70                    20374.62
  1996/08/31      18937.43                    20369.73
  1996/09/30      19153.14                    20654.90
  1996/10/31      19355.34                    20888.51
  1996/11/30      19710.24                    21270.77
  1996/12/31      19624.04                    21181.43
IMATRL PRASUN   SHR__CHT 19961231 19970110 111723 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Michigan Municipal Income Fund on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $19,624 - a 96.24% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,181 - a 111.81% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994   1993   1992

Dividend returns               5.63%    6.15%    5.40%     6.28%    6.72%

Capital appreciation returns   -2.25%    9.26%   -12.90%    7.55%   2.82%

Total returns                  3.38%    15.41%   -7.50%    13.83%   9.54%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      9.79(cents)   33.76(cents)   63.05(cents)

Annualized dividend rate                 10.16%        5.95%          5.94%

30-day annualized yield                  4.79%         -              -

30-day annualized tax-equivalent yield   7.83%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.34 over the past month, $11.26 over the past six months and $11.27 over the past year, you can compare the fund's income over these three periods. Dividends per share reflect the income paid by the fund for a set period and do not reflect any tax considerations. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.82% combined effective 1996 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.
FIDELITY MICHIGAN MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Solid demand helped municipal
bonds perform better than their
investment-grade taxable
counterparts in 1996, even
though new issue supply saw
one of its strongest years ever.
For the year, the Lehman
Brothers Municipal Bond Index -
a broad measure of the municipal
bond market - had a total return of
4.43%. In comparison, the Lehman
Brothers Aggregate Bond Index
- a broad measure of the
performance of the U.S. taxable
bond market - had a total return
of 3.63%. Demand for munis
came from both insurance
companies and individual
investors. The diminishing
likelihood of significant tax reform
in the near future also helped
support the muni market. Like
most domestic bonds, munis
were affected by
stronger-than-expected signs of
strength in the economy early in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the
point that munis entered the fall
trading at expensive levels
relative to their taxable
counterparts. At that point and
through October, the
performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits. That
sell-off subsided somewhat in
November and December, when
munis outperformed comparable
Treasury securities. However,
even though demand helped
buoy munis somewhat in
December, munis were caught in
the overall bond market
downdraft caused by conflicting
economic data and renewed
fears that inflation might lead the
Federal Reserve Board to raise
short-term interest rates.
An interview with David Murphy, Portfolio Manager of Fidelity Michigan Municipal Income Fund
Q. HOW HAS THE FUND PERFORMED, DAVE?
A. Below my expectations. For the 12 months that ended December 31, 1996, the fund provided a return of 3.38%. To get a sense of how the fund performed relative to its peers, the Michigan municipal debt funds average returned 3.17% over the same period, according to Lipper Analytical Services. The Lehman Brothers Michigan Municipal Bond Index, which monitors the marketplace in which the fund invests, had a 12-month return of 4.47% as of December 31.
Q. WHAT STRATEGIES DID YOU EMPLOY?
A. I used three primary strategies over the course of the year. First, I managed the fund to have approximately the same duration characteristics as the securities in its benchmark. Duration is simply a measure of the fund's sensitivity to interest rate movement. Thus, even though there was a fair amount of interest rate volatility in the municipal market, I avoided getting whipsawed by becoming bullish or bearish at the wrong time. Second, I emphasized bonds in the 10 - 20-year maturity range at the expense of bonds in the 20-plus year range. I felt that bonds in the 10 - 20-year range offered more attractive opportunities relative to their longer counterparts.
Q. WHAT WAS THE THIRD STRATEGY?
A. The third strategy was to use a barbelled coupon structure - that is, owning premium-coupon bonds as well as discount-coupon bonds. Historically, premium-coupon bonds, which pay higher annual income than newly issued bonds, offer better downside protection should the market fall. Discount-coupon bonds, which offer annual income below newly issued bonds, offer price appreciation potential should the market rally. Over the entire period, as either of these types of bonds moved closer to par (face value), I attempted to sell them and replace them with similar premium or discount bonds.
Q. WHAT OTHER CHANGES DID YOU MAKE IN THE PORTFOLIO?
A. In addition to the change in maturity structure that I described above, I reduced the fund's exposure to BBB-rated bonds somewhat. Yield spreads between BBB-rated bonds and AAA-rated bonds became too narrow for the additional risk we were taking on, so I began to sell some of the fund's BBB holdings.
Q. WHICH INDIVIDUAL HOLDINGS INFLUENCED PERFORMANCE?
A. The fund's positions in Michigan Health Care Corp. continued to be a drag on performance. Due to a litany of management problems, Michigan Health Care filed for bankruptcy in the spring of 1995 and has been in bankruptcy proceedings since. We're actively monitoring the situation and expect to see some sort of resolution in the near-term. On a positive note, the fund's other hospital-related issues did well, as did bonds issued by Cobo Hall Convention Center.
Q. BOND INSURANCE HAS BECOME QUITE POPULAR IN THE MUNICIPAL MARKETS. WHAT EXACTLY IS BOND INSURANCE AND WHAT HAS DRIVEN ITS POPULARITY?
A. The amount of debt issuance that comes to market with insurance has soared to 50% from approximately 30% a couple years ago. When an issuer insures its debt, the insurer guarantees the payment of principal and interest on the bond. It's important to note, however, that the insurance does not guarantee against price losses. Bond insurance appeals to issuers because they can bring their securities to market with higher ratings and, thus, lower yields. Bond insurance also appeals to investors. The municipal market is basically driven by retail investors who don't have either the time or resources to research an issuer's credit fundamentals. For these investors, bond insurance provides a higher degree of comfort. The fund does buy insured paper, but I'd just as soon seek the higher income from non-insured bonds and have our research team determine the issuer's creditworthiness.
Q. WHAT'S YOUR OUTLOOK?
A. In terms of a nationwide perspective, I think the trends of low inflation levels and strong municipal finances should continue. With respect to the state of Michigan, the economy has been chugging along due to the success of the automotive industry, and I don't see any stop signs coming up in the near-term.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income for
Michigan residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income tax and Michigan
income tax
FUND NUMBER: 081
TRADING SYMBOL: FMHTX
START
DATE: November 12, 1985
SIZE: as of December
31, 1996, more than $455
million
MANAGER: David Murphy,
since 1996; manager, Fidelity
Municipal Income Fund, Fidelity
Advisor Intermediate
Municipal Income Fund,
Spartan Municipal Income
Fund, since 1995; Fidelity
Limited Term Municipal
Income Fund, since 1989;
joined Fidelity in 1989
(checkmark)
DAVE MURPHY ON THE
CONTINUING SUCCESS OF
MICHIGAN'S ECONOMY AND
THE AUTOMOTIVE INDUSTRY:
"The state of Michigan is still
enjoying economic success,
thanks largely to the
phenomenal performance of
the automotive industry. We
typically think of the
automobile business as being
very cyclical, but we've seen
strong sales for the past three
years. This steady
performance has stabilized the
employment situation in the
state and has translated into
steady revenues all around. As
a result, Michigan's economy
has grown at a rate of 2.5 -
3%. One underlying factor
driving this surge has been
the demand for light trucks
and vans. These vehicles
have managed to sustain their
popularity over the last five
years, and I see no
indications of that popularity
fading. In fact, I think we may
see the day when more light
trucks and vans are sold in a
year than passenger cars.
The "Big Three" - Chrysler,
Ford and General Motors -
have done very well in this
area and have been big
contributors to the state's
fiscal success. I can't think of
any other state where a single
industry is so closely
connected to the state's
economic performance."

FIDELITY MICHIGAN MUNICIPAL INCOME FUND



INVESTMENT CHANGES


TOP FIVE SECTORS AS OF DECEMBER 31, 1996
                        % OF FUND'S    % OF FUND'S
                        INVESTMENTS    INVESTMENTS
                                       IN THESE SECTORS
                                       6 MONTHS AGO

General Obligation      20.3           19.1

Health Care             18.2           15.8

Electric Revenue        10.6           12.1

Water & Sewer           9.5            9.3

Escrowed/Pre-Refunded   7.4            9.7

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years   14.6   14.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1996
              6 MONTHS AGO

Years   7.7   7.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE. BEGINNING WITH THE REPORTING CYCLE OF JUNE, 1996, THE MODEL USED TO CALCULATE DURATIONS MAY BE SLIGHTLY MODIFIED IN ORDER TO FURTHER REFINE THIS INFORMATION. THESE CHANGES IN METHODOLOGY MAY PRODUCE ADJUSTMENTS IN HISTORICAL DURATION FIGURES.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996
Row: 1, Col: 1, Value: 52.3
Row: 1, Col: 2, Value: 31.9
Row: 1, Col: 3, Value: 7.3
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.6
Row: 1, Col: 6, Value: 2.8
Row: 1, Col: 7, Value: 4.1
Aaa 52.4%
Aa, A 31.4%
Baa 10.2%
Ba, B 0.0%
Caa 0.9%
Non-rated 3.0%
Short-term investments 2.1%
Aaa 52.3%
Aa, A 32.9%
Baa 7.3%
Ba, B 0.0%
Caa 0.6%
Non-rated 2.8%
Short-term investments 4.1%
Row: 1, Col: 1, Value: 52.4
Row: 1, Col: 2, Value: 30.4
Row: 1, Col: 3, Value: 10.2
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.9
Row: 1, Col: 6, Value: 3.0
Row: 1, Col: 7, Value: 2.1
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
FIDELITY MICHIGAN MUNICIPAL INCOME FUND

INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investments in Securities


MUNICIPAL BONDS - 95.9%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - 93.7%
Anchor Bay School Dist. 5.50% 5/1/18
(MBIA Insured)  Aaa $ 2,720,000 $ 2,686,000
Brighton Area School Dist. (Livingston County)
Series II, 0% 5/1/15 (AMBAC Insured)  Aaa  12,950,000  4,678,188
Brighton, Livingston County Wtr. Supply Sys. Ltd. Tax:
 5.25% 11/1/08  A  200,000  201,000
 5.25% 11/1/09  A  200,000  199,500
Clinton Township Bldg. Auth. 4.75% 11/1/10
(AMBAC Insured)  Aaa  2,810,000  2,637,888
Clintondale Commty. Schools 5.50% 5/1/15  Aa  2,205,000  2,182,950
Comstock Pub. Schools (Cap. Appreciation) 0%
5/1/05 (CGIC Insured)  Aaa  1,300,000  858,000
Davison Commty. School Dist. 5.375% 5/1/16
(FGIC Insured)  Aaa  1,000,000  971,250
Dearborn Swr. Disp. Sys. Rev.:
 Series A, 5.10% 4/1/12 (MBIA Insured)  Aaa  1,625,000  1,557,969
 6.50% 4/1/03 (MBIA Insured)  Aaa  1,030,000  1,118,838
 6.50% 4/1/04 (MBIA Insured)  Aaa  1,095,000  1,196,288
Detroit City School Dist. Rfdg. 5.125% 5/1/07  Aa  1,000,000  990,000
Detroit Convention Facs. Rev. Rfdg.
(Cobo Hall Expansion Proj.) 5.25% 9/30/12  A  12,700,000  11,938,000
Detroit Econ. Dev. Corp. Ltd. Oblig. Rev.
(Michigan Health Care Corp. Proj.)
9.10% 12/1/09 (e)  -  3,665,000  714,675
Detroit Gen. Oblig.:
 (Distributable State Aid):
  5.20% 5/1/07 (AMBAC Insured)  Aaa  4,000,000  4,005,000
  5.25% 5/1/08 (AMBAC Insured)  Aaa  7,000,000  6,982,500
  5.25% 5/1/09 (AMBAC Insured)  Aaa  4,500,000  4,449,375
 4.40% 4/1/98  Baa  1,005,000  1,006,256
 5% 4/1/00 (FGIC Insured)  Aaa  1,210,000  1,229,663
 5% 4/1/01 (FGIC Insured)  Aaa  1,000,000  1,015,000
Detroit Hosp. Fing. Auth. Facs. Rev. (Michigan
Healthcare Corp. Proj.) 10% 12/1/20 (e)  Caa  14,520,000  2,831,400
Detroit Swr. Disp. Rev.:
 6% 7/1/05 (MBIA Insured)  Aaa  1,885,000  2,021,663
 6.25% 7/1/07 (MBIA Insured)  Aaa  1,130,000  1,248,650
 5.70% 7/1/23 (FGIC Insured)  Aaa  10,000,000  9,887,500
Detroit Wtr. Supply Sys. Rev. Rfdg.:
 6.25% 7/1/12 (FGIC Insured)  Aaa  1,000,000  1,063,750
 6.50% 7/1/15 (FGIC Insured)  Aaa  16,000,000  17,920,000
 6.20% 7/1/04 (FGIC Insured)  Aaa  3,795,000  4,117,575
Eastern Michigan Univ. Rev. 5.90% 6/1/02
(AMBAC Insured)  Aaa  1,000,000  1,061,250
Ferndale School Dist. Rfdg.:
 6% 5/1/07 (FGIC Insured)  Aaa  1,250,000  1,346,875
 6% 5/1/08 (FGIC Insured)  Aaa  1,300,000  1,395,875
 6% 5/1/09 (FGIC Insured)  Aaa  1,300,000  1,391,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr.):
 Rfdg. 9.50% 7/1/06  Baa $ 5,670,000 $ 5,788,957
 6.50% 7/1/20  Baa  5,570,000  5,549,113
Forest Hills Pub. Schools Gen. Oblig. Unltd.
Tax 7.375% 5/1/15
(Pre-Refunded to 5/1/00 @ 101) (d)  Aa  2,000,000  2,202,500
Grand Valley Univ. Gen. Oblig. Rev.:
 Rfdg. 5.15% 1/01/09 (AMBAC Insured)  Aaa  2,750,000  2,712,188
 7.875% 10/1/08  A  1,000,000  1,082,500
Greater Detroit Resources Recovery Auth. Rev.:
 5.50% 12/13/04 (AMBAC Insured)  Aaa  2,000,000  2,085,000
 6.25% 12/13/05 (AMBAC Insured)  Aaa  2,000,000  2,187,500
 6.25% 12/13/05 (AMBAC Insured)  Aaa  4,000,000  4,380,000
 6.25% 12/13/06 (AMBAC Insured)  Aaa  3,945,000  4,324,706
 6.25% 12/13/08 (AMBAC Insured)  Aaa  6,000,000  6,547,500
Gull Lake Commty. School Dist.
(Cap. Appreciation) 0% 5/1/13,
(FGIC Insured)  Aaa  3,000,000  1,211,250
Harbor Springs Pub. School Bldg. Unltd. Tax:
 0% 5/1/11 (AMBAC Insured)  Aaa  1,280,000  571,200
 0% 5/1/12 (AMBAC Insured)  Aaa  1,390,000  585,538
 0% 5/1/13 (AMBAC Insured)  Aaa  1,455,000  578,363
Holly Area School Dist.:
 6.625% 5/1/03 (FGIC Insured)  Aaa  1,225,000  1,353,625
 6.625% 5/1/06 (FGIC Insured)  Aaa  1,150,000  1,285,125
Howell Pub. Schools Unltd. Tax Rfdg.:
(Cap. Appreciation):
  0% 5/1/10 (AMBAC Insured)  Aaa  1,130,000  538,163
  0% 5/1/11 (AMBAC Insured)  Aaa  1,800,000  805,500
  0% 5/1/12 (AMBAC Insured)  Aaa  1,255,000  527,100
  0% 5/1/13 (AMBAC Insured)  Aaa  1,000,000  398,750
  0% 5/1/14 (AMBAC Insured)  Aaa  1,000,000  376,250
  0% 5/1/15 (AMBAC Insured)  Aaa  1,600,000  564,000
Huron Valley School Dist. Rfdg. Unltd. Tax
(Cap. Appreciation) 0% 5/1/11
(FGIC Insured)  Aaa  5,830,000  2,630,788
Imlay City Commty. School Dist. Rfdg.
(Cap. Appreciation) 0% 5/1/06
(FGIC Insured)  Aaa  1,375,000  859,375
Kalamazoo City School Dist. Unltd. Tax
(School Bldg. & Site) 0% 5/1/07  Aa  1,195,000  693,100
Kent County Refuse Disp. Sys. Ltd. Tax Rfdg.
8.40% 11/1/10  Aa  2,000,000  2,094,240
Kent Hosp. Fin. Auth. Rev. Rfdg.
(Butterworth Hospital) Series A,
7.25% 1/15/13  A1  3,685,000  4,375,938
Lakeshore Pub. Schools (Berrien County)
6.80% 5/1/06 (MBIA Insured)  Aaa  1,000,000  1,143,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Lansing Bldg. Auth. Rev. (Deferred Interest):
 0% 6/1/10 (AMBAC Insured)  Aaa $ 2,500,000 $ 1,168,750
 0% 6/1/12 (AMBAC Insured)  Aaa  3,000,000  1,230,000
Lowell Area School Unltd. Tax
(Cap. Appreciation)
0% 5/1/15 (FGIC Insured)
(Pre-Refunded to 5/1/05 @ 49) (d)  Aaa  11,375,000  3,682,656
Marquette City Hosp. Fin. Auth. Rev. Rfdg.
(Marquette Gen. Hosp.) Series C:
  7.50% 4/1/07
  (Pre-Refunded to 4/1/99 @ 102) (d)  A  1,000,000  1,087,500
  5.875% 4/1/11 (FSA Insured)  Aaa  2,750,000  2,825,625
  7.50% 4/1/19
  (Pre-Refunded to 4/1/99 @ 102) (d)  A  1,190,000  1,294,125
Mason Pub. School Dist. 6.50% 5/1/05
(FGIC Insured)  Aaa  1,200,000  1,327,500
Michigan Bldg. Auth. Rev.:
 Rfdg. Series I:
  6% 10/1/00  A1  1,375,000  1,450,625
  6.25% 10/1/20  A1  1,500,000  1,526,250
 (Cap. Appreciation):
  (Chippewa Correctional) Series I,
  0% 10/1/00 (Escrowed to Maturity) (d)  Aaa  2,275,000  1,928,063
  (Detroit Reg'l.):
   Series I (d):
    0% 10/1/99 (Escrowed to Maturity)  Aaa  2,000,000  1,780,000
    0% 10/1/01 (Escrowed to Maturity)  Aaa  1,000,000  806,250
    0% 10/1/02 (Escrowed to Maturity)  Aaa  2,000,000  1,525,000
    0% 10/1/04 (Escrowed to Maturity)  A  8,120,000  5,592,650
   Series II, 6.75% 10/1/11  A1  1,000,000  1,080,000
   6.25% 10/1/01 (AMBAC Insured)  Aaa  1,000,000  1,071,250
 (Western Michigan Univ.)
  Series I, 6.75% 10/1/03
   (Pre-Refunded to 10/1/00 @ 101.50) (d)  Aaa  1,000,000  1,096,250
Michigan Comprehensive Trans. Rev. Rfdg.:
 Series II, 7.625% 5/1/11  A1  2,145,000  2,268,338
 Series B, 5.75% 5/15/04  A1  1,275,000  1,351,500
Michigan Gen. Oblig. (College Savings)
0% 8/1/01  Aa  1,045,000  846,450
Michigan Hosp. Fin. Auth. Rev.:
 Rfdg. (Bay Med. Ctr.) Series A,
 8.25% 7/1/12  Baa1  3,000,000  3,243,750
 Rfdg. (Detroit Medical Center Sys.):
  Series A:
   6.375% 8/15/09  A  1,000,000  1,033,750
   6.50% 8/15/18  A  4,000,000  4,140,000
  Series B, 5.50% 8/15/23  A  3,400,000  3,200,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Hosp. Fin. Auth. Rev.: - continued
 Rfdg. (McLaren Obligated Group)
 Series A, 5.375% 10/15/13  A1 $ 4,280,000 $ 4,082,050
 Rfdg. (Pontiac Osteopathic Hosp.)
  6% 2/1/24  Baa1  3,500,000  3,338,125
 Rfdg. (Sinai Hosp. of Detroit) 7% 1/1/03
 (FGIC Insured)
 (Pre-Refunded to 1/1/97 @ 102) (d)  Aaa  1,000,000  1,020,000
 Rfdg. (Sisters of Mercy Health Corp.)
 5.375% 8/15/14 (MBIA Insured)  Aaa  9,950,000  9,838,063
 (Crittenton Hosp.) 5.25% 3/1/14  A1  6,520,000  6,136,950
 (Daughters of Charity) (Providence Hosp.)
 7% 11/1/21  Aa  1,000,000  1,081,250
 (Daughters of Charity Health Sys.)
  5.50% 11/1/05  Aa  1,745,000  1,806,075
 (Presbyterian Villages):
  6.40% 1/1/15  -  1,000,000  1,013,750
  6.50% 1/1/25  -  1,225,000  1,241,844
 (St. John Hosp. & Med. Ctr.):
  6% 5/15/08 (AMBAC Insured)  Aaa  1,615,000  1,728,050
  6% 5/15/09 (AMBAC Insured)  Aaa  1,710,000  1,821,150
 (Mercy Health Svcs.) Series Q:
  6% 8/15/08 (AMBAC Insured)  Aaa  1,130,000  1,192,150
  5.25% 8/15/10 (AMBAC Insured)  Aaa  2,195,000  2,131,894
  6% 8/15/10 (AMBAC Insured)  Aaa  1,265,000  1,312,438
  5.375% 8/15/26 (AMBAC Insured)  Aaa  2,000,000  1,892,500
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.
Series B:
  5.80% 4/1/19  A+  4,650,000  4,580,250
  7.55% 4/1/23  A+  4,750,000  4,999,375
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
 Series A:
  6.80% 12/1/16  AA+  8,000,000  8,460,000
  7.70% 12/1/16  AA+  2,490,000  2,592,713
 Series C:
  5.95% 12/1/14  AA+  2,500,000  2,493,750
  5.90% 12/1/15  AA+  2,000,000  1,992,500
  6% 12/1/16  AA+  2,500,000  2,493,750
  5.95% 12/1/17  AA+  2,905,000  2,908,631
Michigan Job Dev. Auth. Poll. Cont. Rev.
(General Motors Corp.) 5.55% 4/1/09  A3  8,825,000  8,813,969
Michigan Muni. Bond Auth. Rev.
(Local Gov't. Loan Prog.):
  Rfdg. (Cap. Appreciation) Series A,
  0% 12/1/07 (FGIC Insured)  Aaa  1,000,000  557,500
  Rfdg. Series A:
   0% 12/1/04 (FGIC Insured)  Aaa  2,000,000  1,340,000
   0% 12/1/05 (FGIC Insured)  Aaa  1,855,000  1,173,288
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Muni. Bond Auth. Rev. - continued
(Local Gov't. Loan Prog.): - continued
  Rfdg. Series A: - continued
   0% 12/1/06 (FGIC Insured)  Aaa $ 5,000,000 $ 2,975,000
   4.75% 12/1/09 (FGIC Insured)  Aaa  6,000,000  5,655,000
  Group 9, 8.75% 11/1/17  A  500,000  518,175
  Group 19, 7.50% 11/1/09 (AMBAC Insured)  Aaa  1,000,000  1,070,000
Michigan Pub. Pwr. Agcy. Rev. Rfdg.
 (Belle River Proj.) Series A:
  5.70% 1/1/03  A1  2,000,000  2,095,000
  5.25% 1/1/18  A1  15,000,000  14,137,500
Michigan South Central Pwr. Agcy. Pwr.
Supply Sys. Rev. Rfdg:
  Series 1991, 6.75% 11/1/10  Baa1  2,000,000  2,087,500
  5.90% 11/1/06 (MBIA Insured)  Aaa  3,000,000  3,210,000
  5% 11/1/09 (AMBAC Insured)  Aaa  1,675,000  1,595,438
Michigan Strategic Fund Ltd. Oblig. Rev.:
 Rfdg. (Detroit Edison Co.):
  Series AA, 6.40% 9/1/25 (MBIA Insured)  Aaa  5,000,000  5,306,250
  7% 7/15/08 (MBIA Insured)  Aaa  2,000,000  2,305,000
  6.50% 2/15/16 (FGIC Insured)  Aaa  1,250,000  1,326,563
  7% 5/1/21 (AMBAC Insured)  Aaa  8,500,000  10,200,000
 Rfdg. (Envir. Research Institute):
  6.25% 8/15/06  A-  2,660,000  2,793,000
  6.375% 8/15/12  A-  1,770,000  1,838,588
  8.125% 10/1/14  -  8,595,000  9,475,988
 Rfdg. (Ford Co. Proj.) Series A,
 7.10% 2/1/06  A1  4,000,000  4,645,000
 Rfdg. (General Motors Corp.)
 6.20% 9/1/20  A3  1,500,000  1,550,625
 (Gladwin Pines Nursing Home Proj.)
 8.75% 1/1/08  A-  1,640,000  1,721,377
 (Michigan Health Care Corp. Proj.)
 9.10% 12/1/14 (e)  -  1,795,000  350,025
Michigan State Univ. Rev. Series A:
  6% 2/15/03 (AMBAC Insured)  Aaa  1,030,000  1,104,675
  6% 2/15/06 (AMBAC Insured)  Aaa  1,065,000  1,143,544
  6.25% 8/15/15  Aa  2,000,000  2,062,500
Michigan Trunk Line Series A:
 5.75% 10/1/04  A1  4,145,000  4,372,975
 5.40% 11/1/11 (FGIC Insured)  A1  1,585,000  1,583,019
 5.80% 11/15/24 (FGIC Insured)  Aaa  3,120,000  3,135,600
Mona Shores School Dist. Rev. (School Bldg. & Site)
6.75% 5/1/10 (FGIC Insured)  Aaa  2,220,000  2,530,800
Monroe County Poll. Cont. Rev. (Detroit Edison
Proj.) Series CC, 7.50% 12/1/19
(AMBAC Insured)  Aaa  5,000,000  5,506,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Okemos Pub. School Dist. Rfdg.
(Cap. Appreciation):
  0% 5/1/12 (MBIA Insured)  Aaa $ 2,500,000 $ 1,065,625
  0% 5/1/13 (MBIA Insured)  Aaa  1,700,000  686,375
Port Huron Area School Dist. Unltd. Tax
(Cap. Appreciation) (School Bldg. & Site)
 0% 5/1/08  Aa  1,975,000  1,068,969
Rochester Commty. School Dist. Unltd. Tax Rfdg.
5.625% 5/1/11 (FGIC Insured)  Aaa  1,000,000  1,028,750
Romulus Commty. School Dist.
(Cap. Appreciation):
  Series I, 0% 5/1/06 (FSA Insured)  Aaa  3,610,000  2,256,250
  0% 5/1/20 (FGIC Insured)  Aaa  1,390,000  371,825
Royal Oak City School Dist. Unltd. Tax
0% 5/1/05 (AMBAC Insured)  Aaa  3,000,000  1,987,500
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Rfdg.
(William Beaumont Hosp.) 5.50% 1/1/14  Aa  4,000,000  3,950,000
St. Clair Shores Econ. Dev. Corp. Ltd. Oblig. Rev.
(Bon Secours Health Sys.)
Series B, 7.50% 9/1/15  A  1,900,000  2,042,500
St. John's Pub. Schools 6.50% 5/1/07
(FGIC Insured)  Aaa  1,400,000  1,564,500
Saline Area Schools 6% 5/1/08 (FGIC Insured) Aaa 2,540,000 2,743,200 Univ. of Michigan Hosp. Rev.
Series 1990, 7% 12/1/21
(Pre-Refunded to 12/1/00 @ 102) (d)  Aa  1,000,000  1,111,250
Vicksburg Commty. Schools
 7% 5/1/07 (MBIA Insured)
 (Pre-Refunded to 5/1/01 @ 102) (d)  Aaa  1,750,000  1,953,438
Walled Lake Cons. School Dist. Rfdg.
5.30% 5/1/09 (MBIA Insured)  Aaa  3,550,000  3,585,500
Wayne Charter County Arpt. Rev.:
 (Subordinated Lien) (Detroit Metropolitan Arpt.):
  Series B, 6.875% 12/1/11
  (MBIA Insured) (b)  Aaa  1,500,000  1,606,875
  Series C, 5.25% 12/1/13
  (MBIA Insured)  Aaa  2,000,000  1,917,500
Wayne County Bldg. Auth. Ltd. Tax
Series A, 8% 3/1/17
(Pre-Refunded to 3/1/02 @ 102) (d)  Baa1  2,250,000  2,626,875
West Ottawa Pub. School Dist. Rfdg.
5.25% 5/1/10 (FGIC Insured)  Aaa  2,325,000  2,281,406
West Ottawa Pub. School Dist. Unltd. Tax
Gen. Oblig. (Cap. Appreciation) 0% 5/1/06
(MBIA Insured)  Aaa  4,110,000  2,604,713
Western Michigan Univ. Rev.:
 Rfdg. 6.50% 7/15/21 (AMBAC Insured)
 (Pre-Refunded to 7/15/01 @ 102) (d)  Aaa  2,500,000  2,750,000
 1.67% 7/15/17 (FGIC Insured) (f)  Aaa  2,500,000  2,237,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Western Townships Util. Auth. Swr. Disp. Sys. Ltd.
Tax 8.20% 1/1/18  BBB+ $ 2,500,000 $ 2,706,250
Williamston Commty. School Dist. 6.25% 5/1/09
(MBIA Insured)  Aaa  1,500,000  1,629,362
Williamston Gen. Oblig. Rfdg. 6.90% 11/1/17
(AMBAC Insured)  Aaa  1,000,000  1,096,250
   424,122,249
PUERTO RICO - 2.2%
Puerto Rico Commonwealth Aqueduct & Swr.
5% 7/1/15  Baa1  4,000,000  3,700,000
Puerto Rico Commonwealth Hwy. & Trans. Auth.
Series W, 5.50% 7/1/13 (FSA Insured)  Aaa  3,000,000  3,060,000
Puerto Rico Commonwealth Urban Renewal & Hsg.
Corp. Rfdg. 7.875% 10/1/04  Baa  2,800,000  3,062,500
   9,822,500
TOTAL MUNICIPAL BONDS
(Cost $431,022,749)  $ 433,944,749
MUNICIPAL NOTES (A) - 4.1.%
MICHIGAN - 4.1%
Delta County Econ. Dev. Corp. Environ. Impt. Rev.
(Mead Escanaba Paper Co. Proj.) Series 1992,
5%, LOC Union Bank of Switzerland,
VRDN (b)  A-1+  1,500,000  1,500,000
Detroit City School Dist. RAN 4.50% 5/1/97  SP-1+  3,000,000  3,008,370
Detroit Wtr. Supply Sys. Participating VRDN
Series 95 SGB-6, 4.15%,
Liquidity Facility Societe Generale (g)  Aaa  2,570,000  2,570,000
Michigan Hsg. Dev. Auth. Single Family Mtg.
Participating VRDN, Series PT-19, 4.30%,
 Liquidity Facility Credit Suisse (b)(g) AA+ 1,000,000 1,000,000 Michigan Hosp. Fin. Auth. Rev.
(Hosp. Equip. Loan Program) Series A, 4.15%,
LOC First of America Bank, VRDN  VMIG 1  300,000  300,000
Michigan Muni Bond Auth. RAN Series 1996-A,
4.50% 7/3/97  SP-1+  1,120,000  1,125,734
Michigan Strategic Fund Ltd. Oblig. Rev. Rfdg., VRDN:
 (Dow Chemical Co. Proj.) Series 1994, 5.10%  P-1  1,100,000  1,100,000
 (Peachwood Ctr. Associates) Series 1995, 4.25%,
 LOC Nat'l. Bank of Detroit  A-1+  500,000  500,000
MUNICIPAL NOTES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Poll. Cont. Rev. Bonds
(Dow Chemical Co. Proj.) Series 1986:
  3.50% tender, 2/14/97  P-1 $ 2,000,000 $ 2,000,220
  3.50% tender, 2/19/97  P-1  2,500,000  2,500,475
Michigan Strategic Fund Solid Waste Disp. Rev.
(Grayling Gen. Station Proj.) Series 1990, 4.25%,
LOC Barclays Bank, VRDN (b)  VMIG 1  300,000  300,000
Michigan Trunk Line Participating VRDN
Series 96A SG-87, 4.15%,
Liquidity Facility Societe Generale (g)  Aaa  1,000,000  1,000,000
Univ. of Michigan Rev., VRDN:
 (Hospital Bonds) Series 1995-A, 5.10%  VMIG 1  1,100,000  1,100,000
 Series 1995 A, 5.10%  VMIG 1  200,000  200,000
Wayne Charter County Arpt. Rev. Rfdg.
(Detroit Metro., Wayne County) Series 1996-A,
4.25%, LOC Bayerische Landesbank, VRDN  VMIG 1  300,000  300,000
TOTAL MUNICIPAL NOTES
(Cost $18,498,414)   18,504,799
TOTAL INVESTMENTS
(Cost $449,521,163)  $ 452,449,548
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Non-income producing-issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 73.9% AAA, AA, A 85.1%
Baa 6.7% BBB  3.3%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.6% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.6%
The percentage not rated by either S&P or Moody's amounted to 2.8%. FMR has determined that unrated debt securities that are lower quality account for 0.2% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   20.3%
Health Care    18.2
Electric Revenue   10.6
Water & Sewer   9.5
Escrowed/Pre-Refunded   7.4
Housing   6.7
Special Tax   5.4
Others
 (individually less than 5%)    21.9
TOTAL   100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $449,521,163. Net unrealized appreciation aggregated $2,928,385, of which $20,543,087 related to appreciated investment securities and $17,614,702 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $676,169 which will expire on December 31, 2003.
At December 31, 1996, the fund was required to defer $2,475,010 of losses on futures contracts.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 1.95% of the fund's income dividends was subject to the federal alternative minimum tax.
FIDELITY MICHIGAN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (cost $449,521,163) -                 $ 452,449,548
See accompanying schedule

Interest receivable                                                       6,247,326

 TOTAL ASSETS                                                             458,696,874

LIABILITIES

Payable to custodian bank                                   $ 21,002

Payable for investments purchased                            1,300,178

Payable for fund shares redeemed                             679,684

Distributions payable                                        702,460

Accrued management fee                                       149,191

Other payables and accrued expenses                          115,121

 TOTAL LIABILITIES                                                        2,967,636

NET ASSETS                                                               $ 455,729,238

Net Assets consist of:

Paid in capital                                                          $ 455,952,033

Accumulated undistributed net realized gain (loss)                        (3,151,180)
on investments

Net unrealized appreciation (depreciation)                                2,928,385
on investments

NET ASSETS, for 40,323,011 shares outstanding                            $ 455,729,238

NET ASSET VALUE, offering price and redemption price                      $11.30
per share ($455,729,238 (divided by) 40,323,011 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                       $ 28,458,408

EXPENSES

Management fee                                          $ 1,839,031

Transfer agent, accounting and custodian fees            825,927
and expenses

Non-interested trustees' compensation                    1,738

Registration fees                                        32,792

Audit                                                    39,672

Legal                                                    9,346

Reports to shareholders                                  1,084

Miscellaneous                                            5,046

 Total expenses before reductions                        2,754,636

 Expense reductions                                      (5,333)       2,749,303

NET INTEREST INCOME                                                    25,709,105

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                   1,128,209

 Futures contracts                                       703,151       1,831,360

Change in net unrealized appreciation (depreciation)                   (12,978,543)
on investment securities

NET GAIN (LOSS)                                                        (11,147,183)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 14,561,922
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED       YEAR ENDED
                                                         DECEMBER 31,     DECEMBER 31,
                                                         1996             1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 25,709,105     $ 26,006,935
Net interest income

 Net realized gain (loss)                                 1,831,360        2,207,539

 Change in net unrealized appreciation (depreciation)     (12,978,543)     39,177,235

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          14,561,922       67,391,709
FROM OPERATIONS

Distributions to shareholders                             (25,709,105)     (26,006,935)
From net interest income

 In excess of net interest income                         (80,276)         -

 In excess of net realized gain                           -                (3,890)

 TOTAL DISTRIBUTIONS                                      (25,789,381)     (26,010,825)

Share transactions                                        57,025,517       110,232,268
Net proceeds from sales of shares

 Reinvestment of distributions                            19,641,907       19,680,585

 Cost of shares redeemed                                  (101,584,850)    (113,113,870)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (24,917,426)     16,798,983
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (36,144,885)     58,179,867

NET ASSETS

 Beginning of period                                      491,874,123      433,694,256

 End of period                                           $ 455,729,238    $ 491,874,123

OTHER INFORMATION
Shares

 Sold                                                     5,052,266        9,948,827

 Issued in reinvestment of distributions                  1,742,412        1,766,407

 Redeemed                                                 (9,019,787)      (10,168,400)

 Net increase (decrease)                                  (2,225,109)      1,546,834


FINANCIAL HIGHLIGHTS
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994   1993 A   1992


SELECTED PER-SHARE DATA

Net asset value,                   $ 11.560    $ 10.580    $ 12.340    $ 11.710    $ 11.410
beginning of period

Income from Investment              .630 B      .611        .687        .709        .733
Operations
Net interest income

 Net realized and                   (.258)      .980        (1.590)     .870        .320
 unrealized gain (loss)

 Total from investment              .372        1.591       (.903)      1.579       1.053
 operations

Less Distributions

 From net interest income           (.630)      (.611)      (.687)      (.709)      (.733)

 In excess of net                   (.002) C    -           -           -           -
 interest income

 From net realized gain             -           -           (.080)      (.240)      (.020)

 In excess of net                   -           -           (.090)      -           -
 realized gain

 Total distributions                (.632)      (.611)      (.857)      (.949)      (.753)

Net asset value,                   $ 11.300    $ 11.560    $ 10.580    $ 12.340    $ 11.710
end of period

TOTAL RETURN                        3.38%       15.41%      (7.50)%     13.83%      9.54%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 455,729   $ 491,874   $ 433,694   $ 563,492   $ 463,816
(000 omitted)

Ratio of expenses to average        .59%        .59%        .57%        .59%        .61%
net assets

Ratio of net interest income to     5.52%       5.49%       6.04%       5.79%       6.36%
average net assets

Portfolio turnover rate             29%         29%         18%         33%         15%


A EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
B NET INTEREST INCOME PER SHARE REFLECTS A PAYMENT OF APPROXIMATELY $.049 RECEIVED FROM AN ISSUER THAT IS IN BANKRUPTCY.
C THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND



PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed the fund for certain expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                 PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

Fidelity Michigan Municipal                     3.00%    14.20%   26.05%
 Money Market Fund

All Tax-Free Money Market Funds Average         2.98%    14.05%   21.99%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 12, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of 416 all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past one year. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                 PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

Fidelity Michigan Municipal                     3.00%    2.69%    3.37%
 Money Market Fund

All Tax-Free Money Market Funds Average         2.98%    2.66%    3.10%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                               1/1/96   4/1/96    7/1/96   9/30/96   12/30/96



Fidelity Michigan Municipal    4.00%    2.86%     2.91%    3.18%     3.38%
Money Market Fund



All Tax-Free Money Market      3.95%    2.87%     2.89%    3.18%     3.32%
Funds Average



Fidelity Michigan Municipal    6.54%    4.67%     4.76%    5.20%     5.52%
Money Market Fund
Tax-equivalent





Row: 1, Col: 1, Value: 4.0
Row: 1, Col: 2, Value: 3.95
Row: 2, Col: 1, Value: 2.86
Row: 2, Col: 2, Value: 2.87
Row: 3, Col: 1, Value: 2.49
Row: 3, Col: 2, Value: 2.89
Row: 4, Col: 1, Value: 3.18
Row: 4, Col: 2, Value: 3.18
Row: 5, Col: 1, Value: 3.38
Row: 5, Col: 2, Value: 3.38
5% -
4% -
3% -
2% -
1% -
0%
Fidelity Michigan
Municipal Money
Market  Fund
All Tax-Free Money
Market Funds
Average
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal and state income tax rate of 38.82%. A portion of the fund's income may be subject to the federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. And there
is no assurance that a money
fund will maintain a $1 share
price.
(checkmark)
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Deborah Watson became Portfolio Manager of Fidelity Michigan Municipal Money Market Fund on August 1, 1996
Q. DEB, WHAT HAS THE INVESTMENT CLIMATE BEEN LIKE OVER THE PAST 12 MONTHS?
A. At the beginning of the period, most market participants expected the Federal Reserve Board to continue lowering the rate banks charge each other for overnight loans - known as the federal funds rate - due to a moderate rate of growth in the economy and mild inflationary pressures. These conditions helped to persuade the Fed to continue pursuing monetary policy designed to stimulate economic growth. The Fed lowered the federal funds rate one-quarter percentage point in January 1996, bringing the rate down to 5.25%. In mid-February, Fed Chairman Alan Greenspan, testifying before Congress, surprised many by suggesting that the economy was in no need of further stimulus. Greenspan's opinion was reinforced dramatically in early March with the release of the February employment report, which came in much higher than expected. Market sentiment shifted and a sharp sell-off in the bond market ensued. Over the past few months, however, signs of weakness in employment and a lack of inflationary pressures in price indices have kept the Fed on the sidelines, while the market has responded with lower rates.
Q. WHAT SORT OF STRATEGY DID THE FUND PURSUE THROUGH THIS CHANGING
ENVIRONMENT?
A. When the period began, the fund was well-positioned for a declining rate environment with an average maturity of 47 days. Through the spring, however, the maturity was allowed to roll down due to the expectation of higher rates and thin supply. By July, the supply picture changed dramatically and prices on money market instruments began to reflect anticipated rate increases by the Fed. I added longer-term securities, extending the fund's average maturity back out to 47 days. Since then, supply has been constrained, and I've maintained the maturity in the mid to high 40-day range, waiting for more concrete signals on the direction of the economy and Fed policy.
Q. HOW DID THE FUND PERFORM OVER THE PAST YEAR?
A. The fund's seven-day yield on December 31, 1996, was 3.39%, compared to 3.98% 12 months earlier. The latest yield was the equivalent of a taxable yield of 5.54% for Michigan investors in the 38.82% combined federal and state tax bracket. The fund's total return during the 12-month period was 3.00%. That beat the total return of 2.98% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT DO YOU SEE HAPPENING OVER THE NEXT SIX MONTHS?
A. I anticipate the Fed will keep the fed funds rate stable at 5.25% probably through the first quarter of 1997. Until then, the market will be anxiously awaiting further signals on the economy as new data is released. However, I believe it is more probable that the next move will be for the Fed to raise the fed funds rate due to tightness in the labor market and the possibility for an increase in wages, among other factors. That said, I will keep the average maturity fairly stable, in the 40- to 50-day range. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income while maintaining
a stable $1 share price by
investing in high-quality,
short-term municipal
money market securities
TRADING SYMBOL: FMIXX
FUND NUMBER: 420
START DATE: January 12, 1990
SIZE: as of December 31,
1996, more than $260 million
MANAGER: Deborah Watson,
since August 1996; manager,
various Fidelity and Spartan
state municipal money
market funds; joined Fidelity
in 1982
(checkmark)
WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
usually long-term security that
gives the bond holder the
option to redeem the bond at
face value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.


FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND



INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            12/31/96           6/30/96            12/31/95

0 - 30       69                 69                 68

31 - 90      11                   14               10

91 - 180     9                  11                 13

181 - 397    11                 6                   9

WEIGHTED AVERAGE MATURITY
                             12/31/96   6/30/96   12/31/95

Michigan Municipal
Money Market Fund            47 days    46 days   47 days

All Tax-Free Money Market
Funds Average*                51 days   50 days   53 days

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996

Row: 1, Col: 1, Value: 65.0
Row: 1, Col: 2, Value: 19.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 10.0
Row: 1, Col: 5, Value: 4.0
Row: 1, Col: 1, Value: 62.0
Row: 1, Col: 2, Value: 10.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 19.0
Row: 1, Col: 5, Value: 2.0
Variable rate
demand notes
(VRDNs) 68%
Commercial
paper 17%
Tender bonds 1%
Municipal
notes 11%
Other 3%
Variable rate
demand notes
(VRDNs) 65%
Commercial
paper 10%
Tender bonds 4%
Municipal
notes 19%
Other 2%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

INVESTMENTS DECEMBER 31, 1996
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - 100.%
Allegan Intermediate School Dist. Spl. Ed. TAN
4.25% 4/1/97 $ 1,300,000 $ 1,301,417
Bruce Township Hosp. Fin. Auth. Sisters of Charity
Health Care Sys. Rev. Bonds (St. Joseph Hosp. Ctr. Proj.)
3.65%, tender 5/1/97 (MBIA Insured)
(BPA Morgan Guaranty Trust Co.)  2,400,000  2,400,000
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev.
(Silver Maples of Chelsea Proj.) Series 1996, 4.15%,
LOC Comerica Bank, VRDN  3,000,000  3,000,000
Dearborn Econ. Dev. Corp. Ltd. Oblig. Rev.
(Oakbrook Common Proj.) Series 1991,
 4.30%, LOC Mellon Bank, NA, VRDN  2,800,000  2,800,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev.
(Mead Escanaba Paper Co. Proj.):
  Series 1992, 5%, LOC Union Bank of Switzerland,
  VRDN (b)  1,000,000  1,000,000
  Bonds:
   Series A:
    3.60%, tender 1/8/97, LOC Swiss Bank Corp  1,050,000  1,050,000
    3.55%, tender 2/6/97, LOC Swiss Bank Corp  1,000,000  1,000,000
   Series B:
    3.60%, tender 1/8/97,
    LOC Union Bank of Switzerland  1,400,000  1,400,000
    3.55%, tender 2/6/97,
    LOC Union Bank of Switzerland  2,000,000  2,000,000
Detroit School Dist. RAN 4.50% 5/1/97  3,000,000  3,005,254
Detroit Swr. Disp. Rev. Bonds 6.70% 7/1/97  1,500,000  1,550,169
Detroit Wtr. Supply Sys. Participating VRDN (c):
 Series SG-64, 4.15% (Liquidity Facility Societe Generale)
 (MBIA Insured)  2,000,000  2,000,000
 Series SGB-6, 4.15% (Liquidity Facility Societe Generale)
 (MBIA Insured)  3,000,000  3,000,000
East China School Dist. RAN 4% 6/30/97  1,500,000  1,502,543
Flint Econ. Dev. Corp. Ltd. Oblig. Rev.
(Genessee County Real Estate Proj.) 4.35%,
LOC NBD Bank, VRDN (b)  1,000,000  1,000,000
Genesee County Econ. Dev. Corp. Ltd. Oblig. Econ. Dev. Rev.
(Creative Foam Corp. Proj.) Series 1994, 4.35%,
LOC NBD Bank, VRDN (b)  3,000,000  3,000,000
Georgetown Charter Township Ltd. Oblig. Ind. Dev. Rev.
(J&F Steel Corp. Proj.) Series 1989, 4.20%,
LOC Societe Generale, VRDN (b)  1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Grand Rapids Econ. Dev. Auth. Rev. (Calder Plaza Proj.)
Series 1992 A, 4.10%,
LOC Old Kent Bank, VRDN $ 750,000 $ 750,000
Grand Rapids Econ. Dev. Corp. Econ. Dev. Rev. Rfdg.
(Amway Hotel Proj.) Series 1991 B,
4.20%, LOC ABN-AMRO Bank, VRDN  3,100,000  3,100,000
Grand Rapids Econ. Dev. Corp. Ltd. Oblig. Rev.
(Holland Home Proj.) Series 1994 B,
4.20%, LOC Old Kent Bank, VRDN  2,250,000  2,250,000
Grand Rapids Ind. Dev. Rev. (Rowe Int'l.) Series 1984,
4.50%, LOC Chase Manhattan Bank, VRDN  5,300,000  5,300,000
Greater Detroit Resource Recovery Auth. Bonds Series A,
4% 12/13/97 (AMBAC Insured)  3,500,000  3,511,271
Jackson County Econ. Dev. Corp. Rev. (SPX Corp. Proj.)
3.70%, LOC NBD Bank, VRDN  2,000,000  2,000,000
Kalamazoo Econ. Dev. Corp. Rev. Rfdg.
(La Quinta Motor Inns) Series 1991,
4.35%, LOC NationsBank, VRDN  1,890,000  1,890,000
Kent County Hosp. Fin. Auth. Participating VRDN,
Series 94-C1, 4.35% (MBIA Insured)
(Liquidity Facility Norwest Bank)(c)  800,000  800,000
Kent County Hosp. Fin. Auth. Rev.
(Butterworth Hosp. Proj.) Series 1991 A,
4%, LOC Rabobank, VRDN  3,500,000  3,500,000
Livonia Econ. Dev. Corp., VRDN:
 (Ajluni Proj.) Series 1993,
  4.35%, LOC Nat'l Bank of Detroit (b)  2,000,000  2,000,000
 (Foodland Distributors Corp.) 4.25%, LOC Comerica 2,100,000 2,100,000 Michigan Bldg. Auth. Rev.:
 Bonds Series 1, 3.90% 10/1/97  1,000,000  1,001,781
 3.50% 5/1/97, LOC Canadian Imperial Bank, CP  12,500,000  12,500,000
Michigan Higher Ed. Student Loan Auth. Rev., VRDN (b):
 Rfdg.:
  Series XII-B, 4.10% (AMBAC Insured)
  (BPA Krediet Bank, NV)  8,300,000  8,300,000
  Series XII-F, 4.10%
  (MBIA Insured)(BPA Krediet Bank, NV)  5,200,000  5,200,000
 Series XII-D, 4.10%
 (AMBAC Insured) (BPA Krediet Bank, NV)  3,400,000  3,400,000
Michigan Muni. Bond Auth. RAN:
 Series 1996 A, 4.50% 7/3/97  14,500,000  14,541,101
 Series 1996 B, 4.50% 7/25/97  2,000,000  2,005,391
 Series 1996 D, 4.50% 9/19/97  5,000,000  5,018,291
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Hosp. Fin. Auth. Hosp. Equip. Rev.
4.15%, LOC First of America Bank-Michigan, VRDN $ 3,500,000 $ 3,500,000 Michigan Hosp. Fin. Auth. Rev., VRDN:
 (Hosp. Equip. Loan Prog.):
  Series A, 4.15% LOC First of America Bank  8,100,000  8,100,000
 Series A, Installment 9, 4.15%,
 LOC First of America Bank  1,200,000  1,200,000
 4.15%, LOC First of America Bank  700,000  700,000
 (St. Mary's Hosp. of Livonia) Series 1996 A, 4.30%,
 LOC Comerica Bank  4,000,000  4,000,000
Michigan Hsg. Dev. Auth. Multi-Family Hsg. Rev. Bonds :
 Series 1988 A:
  3.625%, tender 1/15/97, LOC Credit Suisse (b)  1,000,000  1,000,000
  3.55%, tender 2/11/97, LOC Credit Suisse (b)  2,000,000  2,000,000
Michigan Hsg. Dev. Auth. Participating VRDN (b)(c):
 Series PT-19, 4.30% (Liquidity Facility Credit Suisse)  9,570,000
9,570,000
 Series PT-38, 4.30% (FSA Insured)
 (Liquidity Facility Commerzbank)  4,710,000  4,710,000
 Series PT-58, 4.30% (Liquidity Facility Credit Suisse)  8,780,000
8,780,000
Michigan Strategic Fund Ltd. Oblig. Rev., VRDN:
 (C-Tec, Inc. Proj.)
 4.25%, LOC SunTrust Bank of Atlanta (b)  1,500,000  1,500,000
 (Doss Ind. Dev. Co.) 4.35%, LOC NBD Bank (b)  3,900,000  3,900,000
 (Envir. Quality Co. Proj.) Series 1995,
 4.35%, LOC Comerica Bank (b)  1,700,000  1,700,000
 (Hi Tech Mold & Engineering)
 Series 1991, 4.35%, LOC NBD Bank (b)  1,200,000  1,200,000
 (Peachwood Center Assoc.) Series 1995,
 4.25%, LOC NBD Bank  1,000,000  1,000,000
 (Orbital Fluid Tech Proj.) Series 1996, (b):
  4.35%, LOC Comerica Bank  1,000,000  1,000,000
  4.35%, LOC Comerica Bank  1,500,000  1,500,000
 (R.H. Wyner Proj.) Series 1996,
 4.23%, LOC State Street Bank & Trust  2,125,000  2,125,000
 (The Spiratex Co. Proj.) Series 1994,
 4.35% LOC NBD Bank (b)  2,600,000  2,600,000
 (Ultimate Hydroforming Inc. Proj.)
 4.35%, LOC NBD Bank (b)  800,000  800,000
 (Uni Boring Co. Inc. Proj.) Series 1992,
 4.35% LOC NBD Bank  1,900,000  1,900,000
 (United Waste Sys. Proj.) Series 1995,
 4.25%, LOC Bank of America  4,300,000  4,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Poll. Cont. Rev., VRDN:
 Rfdg. (Consumers Pwr. Co. Proj.) Series 1988 A,
 4.95%, LOC Union Bank of Switzerland $ 500,000 $ 500,000
 (General Motors Corp. Composite) 3.10%  5,790,000  5,790,000
Michigan Strategic Fund Rev. Bonds
(Dow Chemical Co. Proj.):
  Series 1986:
   3.60%, tender 1/24/97  1,000,000  1,000,000
   3.50%, tender 2/27/97  2,000,000  2,000,000
   3.50%, tender 2/28/97  1,600,000  1,600,000
  Series 1988 (b):
   3.60%, tender 2/13/97  3,700,000  3,700,000
   3.55%, tender 2/26/97  3,000,000  3,000,000
   3.45%,tender 3/10/97  4,700,000  4,700,000
   3.45%, tender 3/11/97  3,000,000  3,000,000
   3.50%, tender 3/14/97  3,000,000  3,000,000
   3.50%, tender 3/18/97  3,000,000  3,000,000
Michigan Strategic Fund Solid Waste Disp. Sys. Rev., VRDN (b):
 (Grayling Gen. Station Proj.) Series 1990,
 4.25%, LOC Barclays Bank  9,200,000  9,200,000
 (Great Lakes Recovery) 4.30%, LOC NBD Bank  3,000,000  3,000,000
Michigan Trunk Line Participating VRDN (c):
 Series SG-44, 4.15% (FGIC Insured)
 (Liquidity Facility Societe Generale)  5,830,000  5,830,000
 Series SG-87, 4.15% (FGIC Insured)
 (Liquidity Facility Societe Generale)  3,000,000  3,000,000
Michigan Trunk Line Rev. Rfdg. Series B,
4.50% 11/15/97 (FGIC Insured)  1,000,000  1,007,343
Mona Shores School Dist. Participating VRDN, Series SG-26,
4.15% (Liquidity Facility Societe Generale) (c) 8,175,000 8,175,000 Northville Pub. Schools RAN 4.25% 4/1/97 2,300,000 2,302,171
Rochester Hills Econ. Dev. Corp. Ltd. Oblig. Rev. (Cardell Corp.)
4.30%, LOC Comerica Bank, VRDN (b)  200,000  200,000
Sterling Heights Econ. Dev. Corp. Ltd. Oblig. Rev.
(Cherrywood Ctr. Assoc. Proj.)
4.35%, LOC Comerica Bank, VRDN (b)  4,700,000  4,700,000
Univ. of Michigan Hosp. Rev., VRDN:
 Series 1992 A, 5.10%  900,000  900,000
 Series 1995 A, 5.10%  200,000  200,000
Univ. of Michigan Intercollegiate Athletic Rev.
4.95%, VRDN  700,000  700,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Univ. of Michigan Med. Svc. Rev. Series 1995 A,
5.10%, VRDN $ 300,000 $ 300,000
Wayne County Arpt. Rev. Rfdg. VRDN (b):
 Series 1996 A, 4.25%,
 LOC Bayerische Landesbank Girozentale  9,200,000  9,200,000
 Series 1996 B, 4.10%,
 LOC Bayerische Landesbank Girozentale  4,900,000  4,900,000
TOTAL INVESTMENTS - 100%  $ 263,166,732
Total Cost for Income Tax Purposes  $ 263,167,107
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(i) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(j) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At December 31, 1996, the fund had a capital loss carryforward of approximately $96,800 of which $1,600, $1,700, $10,300, $39,100, $4,800 and
$39,300 will expire on December 31, 1998, 1999, 2001, 2002, 2003 and 2004,
respectively.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 45.13% of the fund's income dividends was subject to the federal alternative minimum tax.

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND



FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in securities, at value -                                      $ 263,166,732
See accompanying schedule

Cash                                                                       333,669

Interest receivable                                                        1,513,785

 TOTAL ASSETS                                                              265,014,186

LIABILITIES

Payable for investments purchased                           $ 4,250,065

Distributions payable                                        17,846

Accrued management fee                                       83,793

Other payables and accrued expenses                          70,824

 TOTAL LIABILITIES                                                         4,422,528

NET ASSETS                                                                $ 260,591,658

Net Assets consist of:

Paid in capital                                                           $ 260,688,444

Accumulated net realized gain (loss) on investments                        (96,786)

NET ASSETS, for 260,688,444 shares outstanding                            $ 260,591,658

NET ASSET VALUE, offering price and redemption price                       $1.00
per share ($260,591,658 (divided by) 260,688,444 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                      $ 8,407,488

EXPENSES

Management fee                                          $ 930,291

Transfer agent, accounting and custodian fees            475,364
and expenses

Non-interested trustees' compensation                    394

Registration fees                                        35,807

Audit                                                    17,912

Legal                                                    3,420

Miscellaneous                                            1,253

 Total expenses before reductions                        1,464,441

 Expense reductions                                      (24,038)     1,440,403

NET INTEREST INCOME                                                   6,967,085

NET REALIZED GAIN (LOSS) ON INVESTMENTS                               (39,267)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 6,927,818


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,
                                                           1996             1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 6,967,085      $ 7,277,883
Net interest income

 Net realized gain (loss)                                   (39,267)         (4,791)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            6,927,818        7,273,092
FROM OPERATIONS

Distributions to shareholders from net interest income      (6,967,085)      (7,277,883)

Share transactions at net asset value of $1.00 per share    498,526,631      347,831,546
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     6,658,005        6,942,228

 Cost of shares redeemed                                    (475,812,666)    (345,244,892)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           29,371,970       9,528,882
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   29,332,703       9,524,091

NET ASSETS

 Beginning of period                                        231,258,955      221,734,864

 End of period                                             $ 260,591,658    $ 231,258,955


FINANCIAL HIGHLIGHTS
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value,                   $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
beginning of period

Income from Investment              .030        .033        .024        .020        .026
Operations
Net interest income

Less Distributions

 From net interest income           (.030)      (.033)      (.024)      (.020)      (.026)

Net asset value, end of period     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN 1.                     3.00%       3.38%       2.44%       1.98%       2.66%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 260,592   $ 231,259   $ 221,735   $ 175,190   $ 160,817
(000 omitted)

Ratio of expenses to average        .62%        .63%        .61%        .62%        .49% C
net assets

Ratio of expenses to average        .61% B      .63%        .61%        .62%        .49%
net assets after expense
reductions

Ratio of net interest income to     2.96%       3.32%       2.45%       1.96%       2.64%
average net assets


A TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Michigan Municipal Income Fund (the income fund)(formerly Fidelity Michigan Tax-Free High Yield Portfolio) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the money market fund)(formerly Fidelity Michigan Municipal Money Market Portfolio) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income and the money market fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount and losses deferred due to futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Distributions in excess of net investment may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS AND OPTIONS. The income fund may invest in futures and options contracts, and may also write options. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates. Risks also may arise if there is an illiquid secondary market for the instruments, or due to the inability of counterparties to perform.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $131,241,299 and $158,462,059, respectively.
The market value of futures contracts opened and closed during the period amounted to $50,514,583 and $50,178,417, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly basic fee that is calculated on
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fees were equivalent to an annual rate of .40% for the income and money market funds.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $596,754 and $203,023 for the income fund and $412,544 and $49,657 for the money market fund, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .13% and .18% of average net assets for the income fund and the money market fund, respectively.
Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $8,520.
5. EXPENSE REDUCTIONS.
Each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the transfer agent fees were reduced by $5,333 and $24,038 for the income and money market funds, respectively, under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Michigan Municipal Income Fund (formerly Fidelity Michigan Tax-Free High Yield Portfolio) and Fidelity Michigan Municipal Money Market Fund (formerly Fidelity Michigan Municipal Money Market Portfolio):
We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Trust: Fidelity Michigan Municipal Income Fund (formerly Fidelity Michigan Tax-Free High Yield Portfolio) and Fidelity Municipal Trust II: Fidelity Michigan Municipal Money Market Fund (formerly Fidelity Michigan Municipal Money Market Portfolio), including the schedules of portfolio investments, as of December 31, 1996 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 4, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
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2
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3
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fund activity.
4
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5
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*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
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Attn: Redemptions - CP6I
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ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
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Los Angeles, CA
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COLORADO
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DELAWARE
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GEORGIA
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HAWAII
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Chicago, IL
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MASSACHUSETTS
470 Boylston Street
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21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
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MICHIGAN
280 North Woodward Ave.
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29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
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NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
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NEW YORK
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 Americas
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NORTH CAROLINA
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7001 Preston Road
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1155 Dairy Ashford
Houston, TX
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Houston, TX
1010 Lamar Street
Houston, TX
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UTAH
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199 Main Street
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VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
David L. Murphy, Vice President -
INCOME FUND
Deborah F. Watson, Vice President -
MONEY MARKET FUND
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer- MONEY MARKET FUND
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(registered trademark)
MINNESOTA
MUNICIPAL INCOME
FUND




ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS

CHECK PAGE NUMBERS !!!


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     19   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    23   Notes to the financial statements.

REPORT OF INDEPENDENT    26   The auditors' opinion.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns.
An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Fidelity Minnesota                             3.78%    36.90%   88.41%
Municipal Income Fund

Lehman Brothers Minnesota Enhanced             4.17%    n/a      n/a
 Municipal Bond Index

Minnesota Municipal Debt Funds Average         3.11%    37.09%   90.83%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Minnesota Enhanced Municipal Bond Index, which includes Minnesota investment-grade municipal bonds. To measure how the fund's performance stacked up against its peers, you can compare it to the Minnesota municipal debt funds average, which reflects the performance of 44 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. for the past one year. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                 PAST 1   PAST 5   PAST 10
                                                YEAR     YEARS    YEARS

Fidelity Minnesota Municipal Income Fun         3.78%    6.48%    6.54%
d

Lehman Brothers Minnesota Enhanced              4.17%    n/a      n/a
  Municipal Bond Index

Minnesota Municipal Debt Funds Average          3.11%    6.51%    6.67%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure that that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970109 112100 S00000000000001
             MN Muni Income              LB Municipal Bond
             00082                       LB015
  1986/12/31      10000.00                    10000.00
  1987/01/31      10209.22                    10301.10
  1987/02/28      10346.61                    10351.78
  1987/03/31      10254.93                    10242.05
  1987/04/30       9410.59                     9728.11
  1987/05/31       9308.04                     9679.85
  1987/06/30       9504.06                     9964.06
  1987/07/31       9652.41                    10065.69
  1987/08/31       9699.26                    10088.34
  1987/09/30       9107.19                     9716.38
  1987/10/31       9212.49                     9750.78
  1987/11/30       9433.58                    10005.37
  1987/12/31       9617.11                    10150.55
  1988/01/31      10026.86                    10512.11
  1988/02/29      10161.68                    10623.22
  1988/03/31       9912.74                    10499.99
  1988/04/30       9971.93                    10579.79
  1988/05/31      10061.40                    10549.22
  1988/06/30      10211.08                    10703.55
  1988/07/31      10260.52                    10773.34
  1988/08/31      10279.69                    10782.82
  1988/09/30      10463.67                    10977.99
  1988/10/31      10702.69                    11171.20
  1988/11/30      10630.65                    11068.87
  1988/12/31      10829.85                    11182.11
  1989/01/31      10977.52                    11413.35
  1989/02/28      10904.32                    11283.13
  1989/03/31      10916.10                    11256.16
  1989/04/30      11194.53                    11523.38
  1989/05/31      11344.87                    11762.72
  1989/06/30      11473.43                    11922.46
  1989/07/31      11559.28                    12084.72
  1989/08/31      11480.61                    11966.42
  1989/09/30      11425.71                    11930.76
  1989/10/31      11587.05                    12076.67
  1989/11/30      11751.49                    12288.01
  1989/12/31      11830.14                    12388.53
  1990/01/31      11748.37                    12329.93
  1990/02/28      11881.66                    12439.66
  1990/03/31      11893.73                    12443.40
  1990/04/30      11741.23                    12353.31
  1990/05/31      11980.25                    12622.98
  1990/06/30      12093.65                    12733.94
  1990/07/31      12300.60                    12921.12
  1990/08/31      12099.86                    12733.51
  1990/09/30      12204.47                    12740.77
  1990/10/31      12355.52                    12971.88
  1990/11/30      12626.32                    13232.75
  1990/12/31      12684.22                    13290.31
  1991/01/31      12791.11                    13468.67
  1991/02/28      12874.80                    13585.85
  1991/03/31      12896.69                    13590.74
  1991/04/30      13052.63                    13771.49
  1991/05/31      13183.61                    13893.92
  1991/06/30      13130.87                    13880.17
  1991/07/31      13301.45                    14049.23
  1991/08/31      13434.97                    14234.26
  1991/09/30      13531.61                    14419.59
  1991/10/31      13577.92                    14549.36
  1991/11/30      13548.68                    14589.95
  1991/12/31      13762.20                    14903.05
  1992/01/31      13822.37                    14937.03
  1992/02/29      13880.11                    14941.81
  1992/03/31      13902.14                    14947.34
  1992/04/30      14000.41                    15080.37
  1992/05/31      14154.20                    15257.87
  1992/06/30      14345.16                    15513.90
  1992/07/31      14698.11                    15979.00
  1992/08/31      14547.65                    15823.21
  1992/09/30      14582.08                    15926.69
  1992/10/31      14309.76                    15770.13
  1992/11/30      14640.67                    16052.58
  1992/12/31      14811.85                    16216.47
  1993/01/31      15037.74                    16405.07
  1993/02/28      15501.92                    16998.44
  1993/03/31      15357.26                    16818.77
  1993/04/30      15501.26                    16988.47
  1993/05/31      15606.84                    17083.94
  1993/06/30      15862.12                    17369.08
  1993/07/31      15882.09                    17391.83
  1993/08/31      16214.33                    17753.93
  1993/09/30      16446.23                    17956.14
  1993/10/31      16467.13                    17990.80
  1993/11/30      16328.94                    17832.30
  1993/12/31      16651.77                    18208.74
  1994/01/31      16845.11                    18416.68
  1994/02/28      16404.97                    17939.69
  1994/03/31      15692.84                    17209.19
  1994/04/30      15783.27                    17355.12
  1994/05/31      15892.25                    17505.59
  1994/06/30      15835.06                    17398.63
  1994/07/31      16125.17                    17717.55
  1994/08/31      16160.67                    17778.85
  1994/09/30      15951.25                    17517.86
  1994/10/31      15605.44                    17206.74
  1994/11/30      15259.17                    16895.64
  1994/12/31      15651.09                    17267.52
  1995/01/31      16106.80                    17761.02
  1995/02/28      16569.27                    18277.51
  1995/03/31      16746.45                    18487.52
  1995/04/30      16762.58                    18509.34
  1995/05/31      17223.73                    19099.97
  1995/06/30      17082.80                    18933.80
  1995/07/31      17149.82                    19113.29
  1995/08/31      17344.19                    19355.65
  1995/09/30      17472.51                    19478.17
  1995/10/31      17716.05                    19761.38
  1995/11/30      17989.21                    20089.22
  1995/12/31      18154.94                    20282.28
  1996/01/31      18269.05                    20435.41
  1996/02/29      18179.93                    20297.47
  1996/03/31      17946.87                    20038.07
  1996/04/30      17875.01                    19981.36
  1996/05/31      17871.56                    19973.37
  1996/06/30      18032.30                    20190.88
  1996/07/31      18194.92                    20374.62
  1996/08/31      18171.68                    20369.73
  1996/09/30      18367.22                    20654.90
  1996/10/31      18599.40                    20888.51
  1996/11/30      18932.46                    21270.77
  1996/12/31      18840.94                    21181.43
IMATRL PRASUN   SHR__CHT 19961231 19970109 112103 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Minnesota Municipal Income Fund on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $18,841 - an 88.41% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,181 - a 111.81% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of interest
rates. In turn, the share price,
return, and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994   1993   1992

Dividend returns               5.22%    6.40%    5.42%     6.25%    6.51%

Capital appreciation returns   -1.44%    9.60%   -11.43%    6.17%   1.12%

Total returns                  3.78%    16.00%   -6.01%    12.42%   7.63%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.66(cents)   27.67(cents)   56.17(cents)

Annualized dividend rate                 5.02%         5.06%          5.18%

30-day annualized yield                  4.73%         -              -

30-day annualized tax-equivalent yield   8.08%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.94 over the past month, $10.84 over the past six months and $10.85 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.44% combined effective 1996 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Solid demand helped municipal
bonds perform better than their
investment-grade taxable
counterparts in 1996, even though
new issue supply saw one of its
strongest years ever. For the year,
the Lehman Brothers Municipal
Bond Index - a broad measure of
the municipal bond market - had
a total return of 4.43%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a broad
measure of the performance of the
U.S. taxable bond market - had a
total return of 3.63%. Demand for
munis came from both insurance
companies and individual
investors. The diminishing
likelihood of significant tax reform
in the near future also helped
support the muni market. Like most
domestic bonds, munis were
affected by
stronger-than-expected signs of
strength in the economy early in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the point
that munis entered the fall trading
at expensive levels relative to their
taxable counterparts. At that point
and through October, the
performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits. That
sell-off subsided somewhat in
November and December, when
munis outperformed comparable
Treasury securities. However,
even though demand helped buoy
munis somewhat in December,
munis were caught in the overall
bond market downdraft caused by
conflicting economic data and
renewed fears that inflation might
lead the Federal Reserve Board to
raise short-term interest rates.
An interview with Jonathan Short, Portfolio Manager of Fidelity Minnesota Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
A. For the year ending December 31, 1996, the fund had a total return of 3.78%. The Minnesota municipal debt funds average, as tracked by Lipper Analytical Services, returned 3.11%. Additionally, the Lehman Brothers Minnesota Enhanced Municipal Bond Index returned 4.17% for the same 12-month period.
Q. WHY DO YOU THINK THE FUND PERFORMED WELL RELATIVE TO ITS PEERS?
A. I think it performed well in part because of its stake in non-callable bonds, which can't be redeemed by their issuers before their scheduled maturities. As interest rates fell during the past six months, investors began to seek bonds that would perform well in a declining interest rate environment. Therefore, they were willing to pay relatively high prices for non-callable bonds. Other positive contributors to performance included zero coupon bonds. "Zeros" make no periodic interest payments but instead are sold at a deep discount from their face value. An investor who buys a zero receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Zeros are considered to be very "interest rate sensitive" and, as such, rallied when interest rates fell.
Q. HOW DID YOUR EMPHASIS ON INTERMEDIATE MATURITY BONDS AFFECT PERFORMANCE?
A. The fund's focus on intermediate maturity bonds (those with maturities of between 10 and 20 years) was a plus. I emphasized intermediate bonds because of the shape of the yield curve, which is a graphical representation of the yields among bonds with various maturities. I chose intermediate bonds because I didn't think that the incremental yield offered by the longest maturity bonds (with maturities of 20 years or more) was enough to warrant taking on their added interest rate risk.
Q. THE OVERALL CREDIT QUALITY OF THE FUND HAS IMPROVED, WITH MORE OF ITS ASSETS INVESTED IN AAA AND AA SECURITIES AT THE END OF THE YEAR THAN SIX MONTHS EARLIER. WHAT EXPLAINS THAT MOVE?
A. A number of factors caused credit "spreads" - which refer to the difference in yields among bonds with various credit ratings - to narrow during the year. When spreads are narrow, there is little difference in yield between lower- and higher-quality bonds. In light of that, I tended to emphasize higher-quality bonds. That's because I felt that the incremental yield offered by lower-quality bonds was not enough to warrant their added risk. Also, I took advantage of narrow spreads to sell some of the fund's lower investment-grade holdings at a time when the market had priced them quite attractively.
Q. WERE THERE CHANGES IN THE WAY THE FUND'S ASSETS WERE ALLOCATED ACROSS
SECTORS?
A. General obligation bonds continued to be the fund's largest sector weighting at the end of the year, much as they were six months ago, followed by healthcare bonds. The fund's primary healthcare position continued to be municipal bonds issued for the Mayo Clinic, which is regarded as one of the premier hospitals in the world. I also recently added some insured bonds issued by other hospitals in the state. I've made some changes among the fund's utility holdings as well. Minnesota's electric utilities are beginning to face the prospect of increased competition. So, I've altered the fund's electric holdings to focus on those that Fidelity's research department has identified as being most able to withstand increased competitive pressures, while selling some I think are vulnerable. Finally, I've added to the fund's stake in university bonds, by buying securities issued by Hamlin University and St. Thomas University. Not only did I find their financial condition to be strong, but they also offered relatively attractive yields.
Q. THE PAST SIX MONTHS WERE A GOOD PERIOD FOR MUNICIPAL BONDS. DO YOU EXPECT MORE OF THE SAME OVER THE NEXT SIX MONTHS?
A. I don't think it's wise for investors to expect that interest rates will fall as much as they did over the past six months, and that the bond market will rally as much as it did during that period. Therefore, I believe that the fund's total return will derive more from the income generated by municipal bonds and less from the across-the-board price appreciation caused by interest rates falling over the past six months.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
for Minnesota residents, by
normally investing in
investment-grade municipal
securities whose interest is
free from federal income tax
and Minnesota personal
income tax
TRADING SYMBOL: FIMIX
FUND NUMBER: 082
START DATE: November 21, 1985
SIZE: as of December 31,
1996, more than $294 million
MANAGER: Jonathan Short,
since 1995; manager,
Fidelity Advisor California
Municipal Income and
Spartan Florida Municipal
Income funds, since 1996;
Fidelity California Insured
Municipal Income, Fidelity
California Municipal Income,
Spartan Arizona Municipal
Income and Spartan
California Intermediate
Municipal Income funds,
since 1995; joined Fidelity in
1990
(checkmark)

JONATHAN SHORT ON
MINNESOTA'S ECONOMY:
"In mid-1996, Moody's
Investors Service upgraded
Minnesota's general obligation
debt to its top rating of Aaa.
That upgrade came in
recognition of the state's
economic strength and sound
fiscal management.
Minnesota's economy isn't
overly dependent on one
sector for its health. Rather, it
is broadly diversified over many
industries including
manufacturing, services,
trade, finance, real estate,
construction and government.
That sets it apart from other
Midwest "rust belt" states,
which tend to have more
dependence on one sector.
This broad economic
divergence should help keep
the state's economy on a
steady and healthy course,
even if weakness crops up in
some sectors. In my view,
Minnesota will be able to
weather a national economic
downturn - if there is one -
better than many other
states."
INVESTMENT CHANGES


TOP FIVE SECTORS AS OF DECEMBER 31, 1996
                     % OF FUND'S    % OF FUND'S INVESTMENT
                     INVESTMENTS    S
                                    IN THESE SECTORS
                                    6 MONTHS AGO

General Obligation   29.7           27.2

Health Care          19.5           17.8

Electric Revenue     15.7           17.6

Housing              10.3           10.5

Education            9.2            7.9

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years   14.4   14.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1996
              6 MONTHS AGO

Years   7.0   7.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS WILL ALSO INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. THE ACTUAL PERFORMANCE OF THE FUND MAY DIFFER FROM THE ABOVE EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996
Aaa 48.8%
Aa, A 43.6%
Baa 6.1%
Ba, B 0%
Non-rated 0.1%
Short-term
investments 1.4%
Aaa 41.7%
Aa, A 50.5%
Baa 5.5%
Ba, B 0%
Non-rated 1.8%
Short-term
investments 0.5%
Row: 1, Col: 1, Value: 47.0
Row: 1, Col: 2, Value: 42.0
Row: 1, Col: 3, Value: 6.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 6, Value: 3.0
Row: 1, Col: 1, Value: 39.5
Row: 1, Col: 2, Value: 49.4
Row: 1, Col: 3, Value: 5.5
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.0
Row: 1, Col: 6, Value: 2.6
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW ACCOUNT FOR 0.1% AND 0.1% OF THE FUND'S INVESTMENTS AT DECEMBER 31, 1996 AND JUNE 30, 1996, RESPECTIVELY. INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 98.6%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MINNESOTA - 98.1%
Albany Independent School Dist. #745
(School Dist. Credit Enhancement Prog.)
Series A, 6% 2/1/16  Aa1 $ 1,000,000 $ 1,030,000
Bagley Independent School Dist. Unltd. Tax
(School Dist #156):
 4.85% 2/1/13  AA  1,020,000  944,775
 4.85% 2/1/14  AA  1,100,000  1,010,625
Bemidji Hosp. Facs. Rev.
(1st Mtg. North Country Health)
Series A, 7% 9/1/21
(Pre-Refunded to 9/1/01 @102) (d)  Aaa  1,000,000  1,122,500
Bloomington Gen. Oblig. Rfdg.:
 (Hwy. Crossover):
  6% 12/1/99  Aa1  3,000,000  3,150,000
  6.50% 12/1/00  Aa1  5,200,000  5,609,500
Breckenridge Hosp. Facs. Rev.
(Franciscan Sisters Healthcare)
Series B-2, 9.375% 9/1/17
(Escrowed to Maturity) (d)  A-4  445,000  470,539
Chanhassen Gen. Oblig. Impt. Series D:
 0% 2/1/03 (AMBAC Insured)  Aaa  1,730,000  1,288,850
 0% 2/1/04 (AMBAC Insured)  Aaa  1,700,000  1,198,500
Cloquet Poll. Control Rev. Rfdg.
(Potlach Corp. Proj.) 5.90% 10/1/26  A-  2,000,000  2,012,500
Dakota County Hsg. & Redev. Auth. South
St. Paul Rev. Rfdg. (Single Family Mtg.) Series A,
8.10% 9/1/12 (GNMA Coll.)  Aaa  270,000  282,488
Eden Prairie Multi-Family Hsg. Rev.
(Preserve Place Apts.) 8% 7/1/28
(FHA Guaranteed)  Aaa  1,000,000  1,028,750
Hennepin County Lease Rev. Ctfs. of Prtn.
6.80% 5/15/17  Aa  5,000,000  5,287,500
Lakeville School Dist.:
 0% 2/1/04  Aa1  3,040,000  2,135,600
 0% 2/1/05  Aa1  2,810,000  1,865,138
Minneapolis Commty. Dev. Agcy.
Tax Increment Rev. (Cap. Appreciation):
 0% 9/1/07 (MBIA Insured)  Aaa  2,860,000  1,648,075
 0% 9/1/08 (MBIA Insured)  Aaa  4,600,000  2,489,750
Minneapolis Convention Ctr. Sales Tax Rev.
(Chamber Bldg.- Skyway Proj.)
0% 2/1/06 (g)  -  713,000  356,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Minneapolis Gen. Oblig.:
 (Cap. Appreciation) Series A:
  0% 12/1/11  Aaa $ 2,830,000 $ 1,262,888
  0% 12/1/12  Aaa  2,000,000  840,000
 Rfdg. (Sales Tax):
  5.60% 10/1/00  Aaa  1,000,000  1,047,500
  6.15% 10/1/05  Aaa  2,000,000  2,152,500
  6.25% 4/1/07  Aaa  2,000,000  2,147,500
 Rfdg. (Sports Arena Proj.):
  6% 4/1/06  Aaa  1,055,000  1,152,588
  6% 10/1/06 (e)  Aaa  1,000,000  1,097,500
 Rfdg. Series B, 5.10% 9/1/08  Aaa  2,000,000  2,015,000
 Series B:
  0% 12/1/02  Aaa  790,000  604,350
  0% 12/1/03  Aaa  1,000,000  728,750
  0% 12/1/06  Aaa  3,355,000  2,071,713
  0% 12/1/07  Aaa  1,000,000  581,250
  0% 12/1/08  Aaa  2,685,000  1,470,038
Minneapolis Hosp. Rev. Rfdg.
(Fairview Hosp. & Healthcare)
6.50% 1/1/11 (MBIA Insured)  Aaa  3,000,000  3,221,250
Minneapolis Spl. School Dist. #1 Ctfs. Prtn.
Series A, 5.80% 2/1/10 (MBIA Insured)  Aaa  2,000,000  2,050,000
Minneapolis & St. Paul Hsg. Fin. Board Rev.
(Single Family Phase IX) 7.25% 8/1/21 (b)  Aaa  2,160,000  2,292,300
Minneapolis & St. Paul Hsg. & Redev. Auth. Health
Care Sys. Rev. (Health One Obligated Group)
Series A, 7.40% 8/15/11 (MBIA Insured)  Aaa  2,750,000  3,035,313
Minneapolis & St. Paul Metropolitan Arpts.
Commission Unltd. Tax Series 7,
7.80% 1/1/15 (b)  Aaa  3,000,000  3,225,000
Minnesota Gen. Oblig.:
 (Duluth Airport) Series B, 6.25% 8/1/14  Aaa  1,000,000  1,043,750
 Unltd. Tax:
  5.60% 10/1/01  Aaa  3,000,000  3,157,500
  5.60% 10/1/04  Aaa  1,000,000  1,062,500
  6.625% 8/1/07  Aaa  1,000,000  1,088,750
  5.30% 8/1/10  Aaa  1,450,000  1,453,625
  4.90% 8/1/11  Aaa  1,290,000  1,220,663
 6% 8/1/05  Aaa  10,255,000  11,165,131
 6% 5/1/06  Aaa  2,000,000  2,175,000
 6% 11/1/06  Aaa  1,500,000  1,636,875
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Minnesota Gen. Oblig.: - continued
 Unltd. Tax: - continued
 5.20% 5/1/07  Aaa $ 5,000,000 $ 5,062,500
 5.25% 8/1/15  Aaa  3,315,000  3,273,563
Minnesota Higher Ed. Facs. Auth. Rev.:
 Rfdg. (Hamlin Univ.) Series 4-I:
  6% 10/1/12  Baa1  1,000,000  1,013,750
  6% 10/1/16  Baa1  1,000,000  1,007,500
 Rfdg.(St. Thomas Univ.) Series 3-R1:
  5% 10/1/01  A1  1,000,000  1,022,500
  5.60% 10/1/15  A1  1,000,000  1,001,250
 (Carleton College) Series 3-l1,
5.75% 11/1/12  Aa  2,000,000  2,002,340
 (Macalester College):
  Series 3-J, 6.40% 3/1/22  Aa  2,175,000  2,259,281
  Series 4C, 5.20% 3/1/08  Aa  1,070,000  1,063,313
  5.50% 3/1/12  Aa  815,000  806,850
 (St. Thomas Univ.):
  Series 3-C, 6.25% 9/1/16  A1  2,310,000  2,361,975
  Series 3-R2, 5.60% 9/1/14  A1  4,275,000  4,291,031
  5.45% 9/1/07  A1  650,000  666,250
Minnesota Hsg. Fin. Agcy.:
 (Single Family Mtg.):
  Series A:
   6.95% 7/1/16  Aa  860,000  908,375
   7.45% 7/1/22 (b)  Aa  2,855,000  3,022,731
   7.95% 7/1/22 (b)  Aa  2,310,000  2,434,163
   8% 7/1/29 (b)  Aa  400,000  418,000
  Series B:
   7.25% 7/1/16  Aa  895,000  906,188
   5.80% 7/1/25 (b)  Aa  7,000,000  6,886,250
  Series D:
   7.35% 7/1/16  Aa  2,175,000  2,270,156
   8.80% 7/1/16  Aa  1,250,000  1,307,813
  Series E, 6.85% 1/1/24 (b)  Aa  1,000,000  1,041,250
  Series H, 6.50% 1/1/26 (b)  Aa  1,800,000  1,831,500
Minnesota Hsg. Fin. Agcy. Hsg. Rev. Series A:
  6.95% 2/1/14  A1  1,000,000  1,055,000
  6.95% 8/1/17  Aa  1,000,000  1,048,750
  7.05% 8/1/27  Aa  1,250,000  1,310,938
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Minnesota Pub. Facs. Auth. Wtr. Poll. Cont. Rev.:
 Series A:
  6.35% 3/1/01  Aaa $ 1,000,000 $ 1,072,500
  6.10% 3/1/02  Aaa  1,855,000  1,998,763
  7% 3/1/04  Aaa  1,495,000  1,709,906
 Series B, 6.70% 3/1/13
(Pre-Refunded to 3/1/01 @102) (d)  Aaa  5,350,000  5,891,688
Minnesota Spl. Tax Rev. Series A, 5% 6/30/00
(AMBAC Insured)  Aaa  3,000,000  3,052,500
Montevideo Independent Sch. Dist. #129
Unltd. Tax 4.90% 2/1/14  Aa  1,000,000  936,250
Northern Minnesota Muni. Pwr. Agcy. Elec. Sys. Rev. Rfdg.:
 Series A, 7.25% 1/1/16  A  5,020,000  5,308,650
 Series B, 5.50% 1/1/18 (AMBAC Insured)  Aaa  6,000,000  5,865,000
Northfield College Facs. Rev. (St. Olaf College Proj.):
 6.30% 10/1/12  A  1,455,000  1,522,294
 6.40% 10/1/21  A  1,690,000  1,768,163
Ramsey County Gen. Oblig.
5.50% 12/1/04  Aaa  1,000,000  1,051,250
Redwood Falls Independent Sch. Dist. Rfdg.
5.125% 4/1/15 (AMBAC Insured)  Aaa  1,450,000  1,388,375
Rochester Health Care Facs. Rev.
(Mayo Foundation/Mayo Med. Ctr.):
  Series I:
   5.90% 11/15/09  AA+  1,000,000  1,063,750
   5.90% 11/15/10  AA+  2,250,000  2,387,813
 (Mayo Clinic) 6.026% 11/15/15  AA+  17,000,000  17,297,500
Rosemont Independent School Dist. #196:
 (Dist. #5 School Credit Enhancement Prog.)
 Series B, 0% 6/1/13 (FSA Insured)  Aaa  2,000,000  817,500
 5.30% 2/1/01 (FGIC Insured)  Aaa  2,000,000  2,057,500
St. Cloud Hosp. Facs. Rev. Rfdg. (St. Cloud Hosp.) :
 Series A, 5.50% 7/1/05
 (AMBAC Insured)  Aaa  995,000  1,034,800
 Series B, 5% 7/1/20 (AMBAC Insured)  Aaa  2,000,000  1,827,500
St. Cloud Independent School Dist. #742 Rfdg.
Series A, 6.10% 2/1/10 (FGIC Insured)  Aaa  1,000,000  1,041,250
St. Louis County Jail Rev. Series A,
4.75% 12/1/08 (AMBAC Insured)  Aaa  1,420,000  1,340,125
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
St. Louis Park Healthcare Facs. Auth. Rev.
(Healthsystem Obligated A)
5.20% 7/1/23 (AMBAC Insured)  Aaa $ 10,000,000 $ 9,350,000
St. Louis Park Mtg. Rev. (Park Ridge Apt. Proj.)
9.375% 9/20/20 (GNMA Coll.)  Aaa  1,200,000  1,240,500
St. Paul Hsg. & Redev. Auth. Hosp. Rev.
(Healtheast Proj.):
  Series A:
   6.625% 11/1/17  Baa  4,000,000  4,080,000
   9.75% 11/1/17  Baa  2,315,000  2,455,081
  Series B:
   9.625% 11/1/08  Baa  2,395,000  2,533,334
   9.75% 11/1/17  Baa  3,000,000  3,176,250
   6.625% 11/1/17  Baa  3,500,000  3,570,000
St. Paul Hsg. & Redev. Auth. Tax Increment Rev.
(Downtown & 7th Place Redev. Proj.):
  Series A, 0% 9/1/04 (AMBAC Insured)
  (Pre-Refunded to 9/1/98 @ 66.53) (d)  Aaa  1,000,000  622,500
  Series B, 0% 9/1/08 (AMBAC Insured)
  (Pre-Refunded to 9/1/98 @ 50.04) (d)  Aaa  2,500,000  1,168,750
St. Paul Independent School Dist. #625 Series C:
 6.125% 2/1/03  Aa  1,225,000  1,316,874
 6.125% 2/1/04  Aa  1,300,000  1,402,374
 6.125% 2/1/05  Aa  1,350,000  1,459,687
St. Paul Port Auth. 5% 2/1/08 (FSA Insured)  Aaa  1,000,000  980,000
St. Paul Swr. Rev. Series A, 8% 12/1/08  A  2,500,000  2,675,000
Seaway Port Auth. Duluth Ind. Dev. Dock &
Wharf Rev. Rfdg. (Cargill, Inc. Proj.) Series B,
6.80% 5/1/12 (f)  AA  2,750,000  2,963,124
Southern Minnesota Muni. Pub. Pwr. Agcy. Pwr.
Supply Sys. Rev.:
 Rfdg. Series A:
  5% 1/1/09  A  3,750,000  3,557,812
  5% 1/1/12  A  10,000,000  9,362,500
  Series A, 0% 1/1/20 (MBIA Insured)  Aaa  12,500,000  3,375,000
 Series B:
  0% 1/1/01 (MBIA Insured)  Aaa  2,500,000  2,081,250
  5% 1/1/09  A  2,000,000  1,897,500
Univ. of Minnesota Rfdg.
4.80% 8/15/03  Aa3  6,000,000  6,000,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Virginia Independent School Dist. 706 Unltd. Tax
Series A:
  5% 4/1/11 (AMBAC Insured)  Aaa $ 630,000 $ 601,649
  5% 4/1/13 (AMBAC Insured)  Aaa  1,180,000  1,125,424
Washington County Hsg. & Redev. Jail Facs. Rev.
7% 2/1/12 (MBIA Insured)  Aaa  1,000,000  1,110,000
West St. Paul Independent School Dist.
#197 Dist. #2 (Minnesota School Dist. Credit
Enhancement Prog.):
  0% 2/1/02 (MBIA Insured)  Aaa  1,550,000  1,222,562
  0% 2/1/03 (MBIA Insured)  Aaa  1,180,000  879,100
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
 Rfdg. Series A:
  6.25% 1/1/04 (AMBAC Insured)  Aaa  2,600,000  2,817,750
  6.25% 1/1/05 (AMBAC Insured)  Aaa  3,000,000  3,262,500
  6.875% 1/1/07  A1  800,000  816,000
  5.375% 1/1/08 (AMBAC Insured)  Aaa  4,000,000  4,050,000
 Series A, 6.375% 1/1/16
(Escrowed to Maturity) (d)  Aaa  2,000,000  2,157,500
 Series B:
  6% 1/1/03 (AMBAC Insured)  Aaa  1,935,000  2,065,612
  6% 1/1/04 (AMBAC Insured)  Aaa  1,000,000  1,071,250
  285,084,001
PUERTO RICO - 0.5%
Puerto Rico Ind. Med. & Envir. Poll.
Cont. Facs. Fing. Auth. Rev. (Motorola,Inc.)
Series A, 6.75% 1/1/14 (f)  Aa3  1,250,000  1,343,750
TOTAL MUNICIPAL BONDS
(Cost $275,785,909) $ 286,427,751
MUNICIPAL NOTES (A) - 1.4%
MINNESOTA - 1.4%
Maplewood Multi-Family Hsg. Rev. Rfdg.
(Silver Ridge Proj.) 4.1%,
LOC First Financial Bank shares Inc.,VRDN A-1+ 500,000 500,000 Minneapolis & St. Paul Children's Health Care Rev.
Series1995 Series B, 5.05%
(FSA Insured) BPA Norwest Bank, VRDN VMIG 1 1,700,000 1,700,000 MUNICIPAL NOTES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Minneapolis & St. Paul Hsg. & Redev. Auth.
(Children's Health Care) Series 1996-E,
4.35% (FSA Insured)
(Liquidity Facility Norwest Bank) VRDN A-1+ $ 1,000,000 $ 1,000,000 Minneapolis Convention Ctr.
(Muni. Securities Trust 96-B)
4.35% (Liquidity Facility Norwest Bank)VRDN  A-1+  850,000  850,000
TOTAL MUNICIPAL NOTES
(Cost $4,050,000)   4,050,000
TOTAL INVESTMENTS - 100%
(Cost $279,835,909) $ 290,477,751
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
28 Municipal Bond Contracts   Mar. 1997 $ 3,299,173 $ 11,121
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.1%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) A portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $329,250.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,306,874 or 1.5% of net assets.
(g) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 81.2% AAA, AA, A 83.0%
Baa 6.1% BBB  6.4%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or Moody's amounted to 0.1%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   29.7%
Health Care    19.5
Electric Revenue   15.7
Housing   10.3
Education   9.2
Others
 (individually less than 5%)   15.6
TOTAL   100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $279,843,743. Net unrealized appreciation aggregated $10,634,008, of which $11,441,546 related to appreciated investment securities and $807,538 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $7,962,954 which will expire on December 31, 2003.
At December 31, 1996, the fund was required to defer $627,859 of losses on futures contracts and options.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 9.08% of the fund's income dividends was subject to the federal alternative minimum tax.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (cost $279,835,909) -               $ 290,477,751
See accompanying schedule

Interest receivable                                                     4,956,377

 TOTAL ASSETS                                                           295,434,128

LIABILITIES

Payable to custodian bank                                   $ 53,198

Payable for fund shares redeemed                             460,636

Distributions payable                                        274,969

Accrued management fee                                       97,073

Payable for daily variation on futures contracts             31,500

Other payables and accrued expenses                          85,108

 TOTAL LIABILITIES                                                      1,002,484

NET ASSETS                                                             $ 294,431,644

Net Assets consist of:

Paid in capital                                                        $ 292,388,475

Accumulated undistributed net realized gain (loss)                      (8,609,794)
on investments

Net unrealized appreciation (depreciation) on                           10,652,963
investments

NET ASSETS, for 26,922,297 shares outstanding                          $ 294,431,644

NET ASSET VALUE, offering price and redemption price                    $10.94
per share ($294,431,644 (divided by) 26,922,297 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                         $ 17,328,542
Interest

EXPENSES

Management fee                                             $ 1,192,189

Transfer agent, accounting and custodian fees               518,822
and expenses

Non-interested trustees' compensation                       1,247

Registration fees                                           37,364

Audit                                                       38,674

Legal                                                       4,100

Reports to shareholders                                     910

Miscellaneous                                               3,209

 TOTAL EXPENSES                                                            1,796,515

NET INVESTMENT INCOME                                                      15,532,027

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      2,351,319

 Futures contracts                                          (212,520)      2,138,799

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (6,928,383)

 Futures contracts                                          11,121         (6,917,262)

NET GAIN (LOSS)                                                            (4,778,463)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 10,753,564
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         DECEMBER 31,    DECEMBER 31,
                                                         1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 15,532,027    $ 17,234,140
Net interest income

 Net realized gain (loss)                                 2,138,799       (8,818,217)

 Change in net unrealized appreciation (depreciation)     (6,917,262)     35,826,798

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          10,753,564      44,242,721
FROM OPERATIONS

Distributions to shareholders                             (15,532,027)    (17,234,140)
From net interest income

 In excess of net realized gain                           -               (56,755)

 TOTAL DISTRIBUTIONS                                      (15,532,027)    (17,290,895)

Share transactions                                        40,026,719      73,010,954
Net proceeds from sales of shares

 Reinvestment of distributions                            12,073,203      13,414,601

 Cost of shares redeemed                                  (68,056,886)    (75,144,420)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (15,956,964)    11,281,135
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (20,735,427)    38,232,961

NET ASSETS

 Beginning of period                                      315,167,071     276,934,110

 End of period                                           $ 294,431,644   $ 315,167,071

OTHER INFORMATION
Shares

 Sold                                                     3,684,478       6,825,793

 Issued in reinvestment of distributions                  1,111,807       1,244,865

 Redeemed                                                 (6,278,054)     (6,996,731)

 Net increase (decrease)                                  (1,481,769)     1,073,927


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED DECEMBER 31,

                                   1996                       1995        1994        1993 A      1992

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 11.100                   $ 10.130    $ 11.520    $ 10.850    $ 10.730
of period

Income from Investment              .562                       .613        .633        .647        .674
Operations
Net interest income

 Net realized and unrealized        (.160)                     .972        (1.310)     .670        .120
 gain (loss)

 Total from investment              .402                       1.585       (.677)      1.317       .794
operations

Less Distributions

 From net interest income           (.562)                     (.613)      (.633)      (.647)      (.674)

 From net realized gain             -                          -           (.060)      -           -

 In excess of net realized gain     -                          (.002)      (.020)      -           -

 Total distributions                (.562)                     (.615)      (.713)      (.647)      (.674)

Net asset value, end of period     $ 10.940                   $ 11.100    $ 10.130    $ 11.520    $ 10.850

TOTAL RETURN                        3.78%                      16.00%      (6.01)      12.42%      7.63%
                                                                          %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 294,432                  $ 315,167   $ 276,934   $ 342,196   $ 280,781
(000 omitted)

Ratio of expenses to average        .60%                       .57%        .59%        .61%        .67%
net assets

Ratio of net interest income to     5.15%                      5.69%       5.97%       5.73%       6.25%
average net assets

Portfolio turnover rate             17%                        49%         26%         37%         12%


A EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Minnesota Municipal Income Fund (the fund)(formerly Fidelity Minnesota Tax-Free Portfolio) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for mark to market and losses deferred due to futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS AND OPTIONS. The income fund may invest in futures and options contracts, and may also write options. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts, as reflected in the schedule of investments under the caption "Futures Contracts" reflect the extent of the involvement the fund has in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates. Risks also may arise if there is an illiquid secondary market for the instruments, or due to the inability of counterparties to perform.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $51,264,376 and $69,472,115, respectively.
The market value of futures contracts opened and closed during the period amounted to $27,755,542 and $24,456,368, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets. DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR,
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $1,713 for the period.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, FSC received transfer agent and accounting fees amounting to $376,987 and $131,336, respectively. For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Minnesota Municipal Income Fund (formerly Fidelity Minnesota Tax-Free Portfolio):
We have audited the accompanying statement of assets and liabilities of Fidelity Municipal Trust: Fidelity Minnesota Municipal Income Fund (formerly Fidelity Minnesota Tax-Free Portfolio), including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Trust: Fidelity Minnesota Municipal Income Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 4, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
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1
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2
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3
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4
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5
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*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
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(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
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Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
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INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Edward H. Malone *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL BOND FUNDS
Aggressive Municipal
California Insured Municipal Income
California Municipal Income
Insured Municipal Income
Limited Term Municipal Income
Massachusetts Municipal Income
Michigan Municipal Income
Minnesota Municipal Income
Municipal Income
New York Insured Municipal Income
New York Municipal Income
Ohio Municipal Income
SpartanAggressive Municipal
(registered trademark)
Spartan Arizona Municipal Income
Spartan California Intermediate Municipal
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Intermediate Municipal
Spartan New York Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate Municipal
Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
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 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
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* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE


FIDELITY


(registered trademark)
OHIO
MUNICIPAL
FUNDS

ANNUAL REPORT
DECEMBER 31, 1996
CHECK PAGE NUMBERS !!!

CONTENTS



PRESIDENT'S MESSAGE                         3     Ned Johnson on investing
                                                  strategies.

FIDELITY OHIO MUNICIPAL INCOME FUND

 PERFORMANCE                                4     How the fund has done over time.

 FUND TALK                                  7     The manager's review of fund
                                                  performance, strategy and outlook.

 INVESTMENT CHANGES                         10    A summary of major shifts in the
                                                  fund's investments over the past six
                                                  months
                                                  and one year.

 INVESTMENTS                                11    A complete list of the fund's
                                                  investments with their market
                                                  values.

 FINANCIAL STATEMENTS                       22    Statements of assets and liabilities,
                                                  operations, and changes in net
                                                  assets,
                                                  as well as financial highlights.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                26    How the fund has done over time.

 FUND TALK                                  28    The manager's review of fund
                                                  performance, strategy and outlook.

 INVESTMENT CHANGES                         30    A summary of major shifts in the
                                                  fund's investments over the past six
                                                  months
                                                  and one year.

 INVESTMENTS                                31    A complete list of the fund's
                                                  investments with their market
                                                  values.

 FINANCIAL STATEMENTS                       39    Statements of assets and liabilities,
                                                  operations, and changes in net
                                                  assets,
                                                  as well as financial highlights.

NOTES                                       43    Notes to the financial statements.

REPORT OF INDEPENDENT                       46    The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS                               47


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns.
An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

FIDELITY OHIO MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Fidelity Ohio Municipal Income Fund         4.23%    40.15%   103.59%

Lehman Brothers Ohio 4 Plus Year            4.60%    n/a      n/a
 Municipal Bond Index

Ohio Municipal Debt Funds Average           3.35%    39.16%   96.39%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index, which includes Ohio investment-grade municipal bonds with maturities of four years or greater. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio municipal debt funds average, which reflects the performance of 56 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Fidelity Ohio Municipal Income Fund         4.23%    6.98%    7.37%

Lehman Brothers Ohio 4 Plus Year            4.60%    n/a      n/a
 Municipal Bond Index

Ohio Municipal Debt Funds Average           3.35%    6.83%    6.97%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each funds total return, then taking the arithmetic average. This may produce a slightly different figure then that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970110 111400 S00000000000001
             OH Muni Income              LB Municipal Bond
             00088                       LB015
  1986/12/31      10000.00                    10000.00
  1987/01/31      10340.17                    10301.10
  1987/02/28      10442.41                    10351.78
  1987/03/31      10378.49                    10242.05
  1987/04/30       9568.75                     9728.11
  1987/05/31       9477.19                     9679.85
  1987/06/30       9683.12                     9964.06
  1987/07/31       9824.80                    10065.69
  1987/08/31       9834.76                    10088.34
  1987/09/30       9320.82                     9716.38
  1987/10/31       9332.41                     9750.78
  1987/11/30       9585.47                    10005.37
  1987/12/31       9762.13                    10150.55
  1988/01/31      10212.47                    10512.11
  1988/02/29      10348.70                    10623.22
  1988/03/31      10080.29                    10499.99
  1988/04/30      10129.95                    10579.79
  1988/05/31      10200.46                    10549.22
  1988/06/30      10391.82                    10703.55
  1988/07/31      10483.47                    10773.34
  1988/08/31      10504.90                    10782.82
  1988/09/30      10700.16                    10977.99
  1988/10/31      10927.50                    11171.20
  1988/11/30      10844.95                    11068.87
  1988/12/31      11024.20                    11182.11
  1989/01/31      11183.03                    11413.35
  1989/02/28      11088.55                    11283.13
  1989/03/31      11089.62                    11256.16
  1989/04/30      11389.17                    11523.38
  1989/05/31      11636.89                    11762.72
  1989/06/30      11788.68                    11922.46
  1989/07/31      11886.12                    12084.72
  1989/08/31      11763.67                    11966.42
  1989/09/30      11708.01                    11930.76
  1989/10/31      11859.08                    12076.67
  1989/11/30      12030.17                    12288.01
  1989/12/31      12125.04                    12388.53
  1990/01/31      12011.27                    12329.93
  1990/02/28      12147.14                    12439.66
  1990/03/31      12160.95                    12443.40
  1990/04/30      11976.09                    12353.31
  1990/05/31      12286.35                    12622.98
  1990/06/30      12413.17                    12733.94
  1990/07/31      12599.78                    12921.12
  1990/08/31      12401.60                    12733.51
  1990/09/30      12496.33                    12740.77
  1990/10/31      12674.52                    12971.88
  1990/11/30      12972.19                    13232.75
  1990/12/31      13034.31                    13290.31
  1991/01/31      13178.84                    13468.67
  1991/02/28      13261.89                    13585.85
  1991/03/31      13286.20                    13590.74
  1991/04/30      13493.46                    13771.49
  1991/05/31      13603.89                    13893.92
  1991/06/30      13554.92                    13880.17
  1991/07/31      13741.62                    14049.23
  1991/08/31      13879.05                    14234.26
  1991/09/30      14043.25                    14419.59
  1991/10/31      14169.76                    14549.36
  1991/11/30      14194.40                    14589.95
  1991/12/31      14526.21                    14903.05
  1992/01/31      14552.04                    14937.03
  1992/02/29      14561.46                    14941.81
  1992/03/31      14550.71                    14947.34
  1992/04/30      14667.80                    15080.37
  1992/05/31      14866.41                    15257.87
  1992/06/30      15128.65                    15513.90
  1992/07/31      15565.54                    15979.00
  1992/08/31      15391.88                    15823.21
  1992/09/30      15483.31                    15926.69
  1992/10/31      15201.51                    15770.13
  1992/11/30      15606.57                    16052.58
  1992/12/31      15784.68                    16216.47
  1993/01/31      15990.92                    16405.07
  1993/02/28      16560.55                    16998.44
  1993/03/31      16367.11                    16818.77
  1993/04/30      16517.27                    16988.47
  1993/05/31      16600.42                    17083.94
  1993/06/30      16876.53                    17369.08
  1993/07/31      16901.58                    17391.83
  1993/08/31      17295.00                    17753.93
  1993/09/30      17501.92                    17956.14
  1993/10/31      17513.43                    17990.80
  1993/11/30      17364.49                    17832.30
  1993/12/31      17767.03                    18208.74
  1994/01/31      17982.99                    18416.68
  1994/02/28      17505.59                    17939.69
  1994/03/31      16764.90                    17209.19
  1994/04/30      16892.71                    17355.12
  1994/05/31      17007.44                    17505.59
  1994/06/30      16981.47                    17398.63
  1994/07/31      17249.90                    17717.55
  1994/08/31      17304.61                    17778.85
  1994/09/30      17093.81                    17517.86
  1994/10/31      16761.32                    17206.74
  1994/11/30      16393.20                    16895.64
  1994/12/31      16781.55                    17267.52
  1995/01/31      17285.12                    17761.02
  1995/02/28      17764.94                    18277.51
  1995/03/31      17948.59                    18487.52
  1995/04/30      17985.83                    18509.34
  1995/05/31      18514.41                    19099.97
  1995/06/30      18354.14                    18933.80
  1995/07/31      18455.47                    19113.29
  1995/08/31      18671.16                    19355.65
  1995/09/30      18818.39                    19478.17
  1995/10/31      19068.80                    19761.38
  1995/11/30      19365.63                    20089.22
  1995/12/31      19532.63                    20282.28
  1996/01/31      19681.49                    20435.41
  1996/02/29      19552.51                    20297.47
  1996/03/31      19275.07                    20038.07
  1996/04/30      19199.81                    19981.36
  1996/05/31      19177.70                    19973.37
  1996/06/30      19375.78                    20190.88
  1996/07/31      19543.11                    20374.62
  1996/08/31      19539.93                    20369.73
  1996/09/30      19847.98                    20654.90
  1996/10/31      20089.05                    20888.51
  1996/11/30      20468.30                    21270.77
  1996/12/31      20358.68                    21181.43
IMATRL PRASUN   SHR__CHT 19961231 19970110 111402 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Ohio Municipal Income Fund on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $20,359 a 103.59% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,181 - a 111.81% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday
is no guarantee of how it
will do tomorrow. Bond
prices, for example,
generally move in the
opposite direction of interest
rates. In turn, the share price,
return, and yield of a fund
that invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994   1993   1992

Dividend returns               4.98%    6.22%    5.37%     6.19%    6.63%

Capital appreciation returns   -0.75%   10.17%   -10.92%    6.37%   2.03%

Total returns                  4.23%    16.39%   -5.55%    12.56%   8.66%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains are paid by the fund reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.78(cents)   28.30(cents)   56.01(cents)

Annualized dividend rate                 4.90%         4.94%          4.93%

30-day annualized yield                  4.74%         -              -

30-day annualized tax-equivalent yield   7.96%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.48 over the past month, $11.36 over the past six months and $11.35 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.48% combined effective 1996 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.
FIDELITY OHIO MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Solid demand helped municipal
bonds perform better than their
investment-grade taxable
counterparts in 1996, even
though new issue supply saw
one of its strongest years ever.
For the year, the Lehman
Brothers Municipal Bond Index -
a broad measure of the municipal
bond market - had a total return
of 4.43%. In comparison, the
Lehman Brothers Aggregate
Bond Index - a broad measure
of the performance of the U.S.
taxable bond market - had a
total return of 3.63%. Demand for
munis came from both insurance
companies and individual
investors. The diminishing
likelihood of significant tax reform
in the near future also helped
support the muni market. Like
most domestic bonds, munis
were affected by
stronger-than-expected signs of
strength in the economy early in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the
point that munis entered the fall
trading at expensive levels
relative to their taxable
counterparts. At that point and
through October, the
performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits. That
sell-off subsided somewhat in
November and December, when
munis outperformed comparable
Treasury securities. However,
even though demand helped
buoy munis somewhat in
December, munis were caught in
the overall bond market
downdraft caused by conflicting
economic data and renewed
fears that inflation might lead the
Federal Reserve Board to raise
short-term interest rates.
An interview with Steven Harvey, Portfolio Manager of Fidelity Ohio Municipal Income Fund
Q. HOW DID THE FUND PERFORM, STEVE?
A. While it's been a volatile year for municipal bonds, the fund outpaced its peers. For the year ending December 31, 1996, the fund had a total return of 4.23%. The Ohio municipal debt funds average returned 3.35% for the same period, according to Lipper Analytical Services. Also, for the 12-month period, the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index returned 4.60%.
Q. WHAT WERE THE KEYS TO THE FUND'S PERFORMANCE?
A. Non-callable bonds - which can't be redeemed by their issuer before maturity - did well during the year and helped the fund's performance. As interest rates fell throughout the past six months, investors began to seek bonds that would perform well in a declining rate environment. Therefore, they were willing to pay relatively high prices for non-callable bonds. As the year ended, I felt that investors were overpaying for some non-callable bonds, so I sold some of them to lock in significant gains.
Q. WHAT OTHER TYPES OF BONDS PERFORMED WELL?
A. Discount bonds also had a positive effect on performance, especially over the past six months. In the spring and summer, I bought discount bonds at a time when I thought their prices were cheap and didn't reflect their full value. The discount - or below par price - meant that the bond had very little DE MINIMUS protection, which in the municipal market means that the bond is not necessarily protected from the unfavorable tax treatment that can occur during certain market environments. Investors were worried that some discount bonds would be subject to taxable price appreciation, so they pushed discount bond prices quite low. But as interest rates fell, discount bonds performed quite well. More recently, I've sold some discount bonds to lock in their appreciation and looked for opportunities in bonds selling closer to par, or face value.
Q. SOME OF THE FUND'S HOSPITAL BONDS ALSO WERE SOLID CONTRIBUTORS.
A. Yes, they were. To the benefit of the fund, some Baa-rated hospital holdings were the subject of advanced refundings. In an advanced refunding, an issuer with existing bonds in the market will issue a second set of bonds with a lower interest rate than the existing bonds. Proceeds from this sale are then invested in high-quality U.S. Treasury securities, and these Treasuries then secure the original bonds until the call date or maturity of the original bonds. The bond investor can gain two important advantages in this situation: one, the bonds are backed by high-quality Treasuries, and two, because an advanced refunding can lower the effective maturity date of the original bonds, there is the potential for price appreciation since they trade to a shorter call date, rather than to a longer maturity date. The issuer, on the other hand, gains a lower interest rate on its debt.
Q. WHERE HAVE YOU FOUND OPPORTUNITIES RECENTLY?
A. In my view, student loan bonds offered some of the best opportunities to add yield to the fund, and I was able to buy them at what I believed to be attractive prices. Investors often fear that the loans backing these bonds will be paid off early and, therefore, force them to reinvest at lower interest rates. Given the concern about pre-payment, the bonds were - in my opinion - cheap relative to what I believed to be their value. The student loan bonds I selected carried relatively high credit ratings and yields, as well as a relatively low risk of being prepaid.
Q. WHAT'S YOUR OUTLOOK?
A. Over the past six months, we've experienced a healthy municipal bond market rally as interest rates have fallen. I think it may be unrealistic to expect the recent rally to continue at its recent pace. Therefore, the fund's returns likely will derive less from price appreciation and more from the income that the fund's holdings generate. However, I believe that with careful research I can identify situations that offer the potential for price appreciation based on positive events that would enhance their credit rating, while avoiding those with deteriorating credit quality.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
for Ohio residents by
normally investing in
investment-grade municipal
securities whose interest is
free from federal income
tax and Ohio individual
income tax
TRADING SYMBOL: FOHFX
FUND NUMBER: 088
START DATE: November 15,
1985
SIZE: as of December
31, 1996, more than $381
million
MANAGER: Steven Harvey,
since 1994; manager, Spartan
Maryland Municipal Income
and Spartan Pennsylvania
Municipal Income funds,
since 1993; Fidelity
Massachusetts Municipal
Income and Spartan New
Jersey Municipal Income
funds, since 1996; joined
Fidelity in 1986
(checkmark)
STEVE HARVEY ON THE CREDIT
RATING UPGRADE OF
STATE-ISSUED MUNICIPAL DEBT:
"Ohio's general obligation
bond credit rating recently was
upgraded by three of the major
rating agencies. The upgrade
reflects the very tight
budgetary discipline the state
has shown, as well as the
state's ability to build up
reserve funds. But more than
anything, the upgrades come
in recognition of the strength
of the Ohio economy, which
has done well throughout this
decade. As evidence of that
strength, many metropolitan
areas across the state have
very low unemployment rates
of around 3%. In part because
the state is operating at a very
high employment level, its
finances have improved. But
it's important to remember
that any weakness in auto
sales could translate into
weakness in the state's
economic and fiscal fortunes
because Ohio is still fairly
dependent on durable goods
manufacturing, particularly
auto production."

FIDELITY OHIO MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF DECEMBER 31, 1996
                     % OF FUND'S   % OF FUND'S INVESTMENT
                     INVESTMENTS   S
                                   IN THESE SECTORS
                                   6 MONTHS AGO

General Obligation   39.0          37.5

Water & Sewer        17.0          17.0

Health Care          10.0          11.6

Electric Revenue     8.4           5.6

Education            8.2           7.8

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years   12.9   12.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1996
              6 MONTHS AGO

Years   7.5   7.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996
Row: 1, Col: 1, Value: 55.2
Row: 1, Col: 2, Value: 31.1
Row: 1, Col: 3, Value: 8.199999999999999
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.3
Row: 1, Col: 6, Value: 2.2
Aaa 50.8%
Aa, A 33.0%
Baa 9.7%
Non-rated 3.6%
Short-term investments 2.9%
Aaa 55.2%
Aa, A 31.1%
Baa 8.2%
Non-rated 3.3%
Short-term investments 2.2%
Row: 1, Col: 1, Value: 50.8
Row: 1, Col: 2, Value: 33.0
Row: 1, Col: 3, Value: 9.699999999999999
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.6
Row: 1, Col: 6, Value: 2.9
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
FIDELITY OHIO MUNICIPAL INCOME FUND

INVESTMENTS DECEMBER 31, 1996
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL BONDS - 97.8%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - 94.7%
Adams County Valley Local School Dist.:
 (Unltd. Tax):
  6.65% 12/1/03 (MBIA Insured)  Aaa $ 1,000,000 $ 1,122,500
  6.65% 12/1/04 (MBIA Insured)  Aaa  1,000,000  1,130,000
  6.65% 12/1/05 (MBIA Insured)  Aaa  1,000,000  1,136,250
Akron Parking Facs. Ltd. Tax:
 8.75% 11/1/03  A  160,000  195,600
 8.75% 11/1/04  A  160,000  198,800
 8.75% 11/1/05  A  160,000  201,400
Akron Str. Impt. Ltd. Tax Series 1985 - 1:
 8.75% 11/1/03  A  200,000  244,500
 8.75% 11/1/04  A  200,000  248,500
 8.75% 11/1/05  A  200,000  251,750
Akron Wtrwks. Rev. Rfdg. (Mtg. Impt.)
4.875% 3/1/12 (MBIA Insured)  Aaa  2,250,000  2,112,188
Alliance Wtrwks. Rev. (Cap. Appreciation)
0% 10/15/06 (FGIC Insured)  Aaa  765,000  472,388
Bedford Hosp. Impt. Rev. Rfdg.
(Bedford Commty. Hosp.) Series 1990,
8.50% 5/15/09 (Escrowed to Maturity) (d)  -  765,000  850,106
Berea Gen. Oblig. Ltd. Tax Rfdg. 0% 12/1/04  Aa  535,000  364,469
Berea Wtrwks. Rfdg. 0% 12/1/06  Aa  510,000  309,188
Berlin & Milan Local School Dist.
7.45% 12/1/11  A  675,000  745,875
Bexley School Dist:
 0% 12/1/06  Aa  440,000  266,750
 0% 12/1/07  Aa  540,000  307,800
 0% 12/1/08  Aa  540,000  288,900
Buckeye Local School Dist. Rfdg.
(Jefferson County) (Cap. Appreciation):
  0% 12/1/06 (AMBAC Insured)  Aaa  375,000  229,688
  0% 12/1/07 (AMBAC Insured)  Aaa  760,000  437,950
Buckeye Valley Local School Dist.
(Delaware County) Series A,
6.85% 12/1/15 (MBIA Insured)  Aaa  2,000,000  2,357,500
Butler County Hosp. Facs. Auth. Rev. Rfdg. & Impt.
7.50% 1/1/10  Baa  1,500,000  1,586,250
Cambridge Hosp. Impt. Rev. Rfdg.
(Guernsey Mem. Hosp.) 8% 12/1/11  BBB  1,500,000  1,625,625
Cleveland Arpt. Sys. Rev. Series A, 6% 1/1/10
(FGIC Insured)  Aaa  2,620,000  2,741,175
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Cleveland Gen. Oblig. Rfdg.:
 5.375% 9/1/11 (AMBAC Insured)  Aaa $ 1,960,000 $ 1,955,100
 5.50% 9/1/16 (AMBAC Insured)  Aaa  2,000,000  2,007,500
Cleveland Pub. Pwr. Sys. Rev.:
 Rfdg. (First Mtg.) Series 1, 5% 11/15/24
 (MBIA Insured)  Aaa  3,000,000  2,760,000
 (Capital Appreciation) (First Mtg.) Series A:
  0% 11/15/08 (MBIA Insured)  Aaa  5,480,000  2,966,050
  0% 11/15/10 (MBIA Insured)  Aaa  2,685,000  1,275,375
  0% 11/15/11 (MBIA Insured)  Aaa  2,685,000  1,191,469
Cleveland Wtrwks. Rev. Rfdg. (1st Mtg.):
 Series F-92 A, 6.25% 1/1/15
 (AMBAC Insured)  Aaa  3,000,000  3,150,000
 Series F-92 B, 6.25% 1/1/05
 (AMBAC Insured)  Aaa  1,000,000  1,085,000
 Series G, 5.50% 1/1/21 (MBIA Insured)  Aaa  8,725,000  8,768,625
Columbus Gen. Oblig.:
 Rfdg Series B, 5.90% 1/1/01  Aaa  1,000,000  1,055,000
 (Various Purpose):
  Series 1, 6% 5/15/10  Aaa  1,000,000  1,061,250
  9.50% 4/15/04  Aaa  500,000  645,625
 8.125% 5/1/01  Aaa  1,000,000  1,142,500
Columbus Swr. Syst. Imp. Unltd. Tax
9.375% 4/15/07  Aaa  590,000  798,713
Columbus Swr. Impt. #26-E
6.50% 9/15/01  Aaa  2,000,000  2,180,000
Columbus Wtrwks. Enlargement #44
6%, 5/1/12  Aaa  1,250,000  1,310,938
Cuyahoga County Cap. Appreciation Unltd.
Tax Rfdg. Series A:
  0% 10/1/08 (MBIA Insured)  Aaa  4,000,000  2,225,000
  0% 10/1/09 (MBIA Insured)  Aaa  4,200,000  2,184,000
  0% 10/1/10 (MBIA Insured)  Aaa  5,000,000  2,431,250
  0% 10/1/11 (MBIA Insured)  Aaa  2,400,000  1,101,000
  0% 10/1/12 (MBIA Insured)  Aaa  1,505,000  641,506
  0% 10/1/13 (MBIA Insured)  Aaa  3,000,000  1,200,000
Cuyahoga County Gen. Oblig.
5.50% 11/15/05  Aa  2,400,000  2,505,000
Cuyahoga County Hosp. Rev. Rfdg.:
 (Cleveland Clinic Foundation) Series A:
  8% 12/1/08  Aa  1,000,000  1,046,330
  8% 12/1/15  Aa  2,250,000  2,344,208
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Dayton Arpt. Rev. Rfdg.
 (James M. Cox Dayton Intl. Arpt.):
  5.15% 12/1/07 (AMBAC Insured)  Aaa $ 1,300,000 $ 1,311,375
  5.25% 12/1/15 (AMBAC Insured)  Aaa  1,000,000  968,750
Defiance Spl. Assessments 7% 12/1/11  A  365,000  397,850
Delaware City School Dist. Capital Appreciation
(Const. & Impt.) Series B:
  0% 12/1/08 (FGIC Insured)  Aaa  1,100,000  596,750
  5.50% 12/1/08 (FGIC Insured)  Aaa  1,400,000  1,442,000
  0% 12/1/09 (FGIC Insured)  Aaa  1,000,000  507,500
Delaware County Wtr. & Swr.
6.50% 12/1/03  A1  1,750,000  1,925,000
Dublin School Dist.:
 Unltd. Tax Rfdg. (Cap. Appreciation)
 0% 12/1/04 (AMBAC Insured)  Aaa  1,930,000  1,331,700
 6.20% 12/1/19, (AMBAC Insured)  Aaa  1,400,000  1,480,500
Fairfield City School Dist.:
 7.10% 12/1/07 (FGIC Insured)  Aaa  1,120,000  1,314,600
 7.45% 12/1/14 (FGIC Insured)  Aaa  1,000,000  1,231,250
Franklin City School Dist. Unltd. Tax
(Warren County Impt.) 7% 12/1/14  A  1,250,000  1,331,250
Franklin County Ltd. Tax:
 (Courthouse) 6.375% 12/1/17
 (Pre-Refunded to 12/1/01 @ 102) (d)  AAA  2,500,000  2,743,750
 5.50% 12/1/15  Aaa  1,225,000  1,226,531
 5.50% 12/1/16  Aaa  1,290,000  1,291,613
Franklin County Rev.
(Online Computer Library Ctr.):
  7.20% 7/15/06  -  1,000,000  1,080,000
  6% 4/15/12  -  3,500,000  3,508,750
Granville Village School Dist. Rfdg:
 (Cap. Appreciation):
  0% 12/1/06 (AMBAC Insured)  Aaa  625,000  382,813
  0% 12/1/07 (AMBAC Insured)  Aaa  665,000  383,206
  0% 12/1/08 (AMBAC Insured)  Aaa  650,000  352,625
  0% 12/1/09 (AMBAC Insured)  Aaa  645,000  328,144
Greene County Swr. Sys. Rev.
(Cap. Appreciation) 0% 12/1/09
(AMBAC Insured)  Aaa  775,000  394,281
Greene County Wtr. Sys. Rev. Series A,
6% 12/1/16 (FGIC Insured)  Aaa  2,500,000  2,621,875
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Hamilton Elec. Sys. Mtg. Rev. Rfdg.:
 Series A, 6% 10/15/09 (FGIC Insured)  Aaa $ 2,920,000 $ 3,091,550
 Series 1992 A, 6% 10/15/08 (FGIC Insured)  Aaa  2,000,000  2,095,000
Hamilton County Health Care Sys. Rev.:
 Rfdg. (Providence Hosp. - Franciscan Sisters
 Poor Health Sys.) 6.875% 7/1/15  Baa1  5,000,000  5,243,750
 (Sisters of Charity Health Care) Series A:
  6.25% 5/15/14 (AMBAC Insured)  Aaa  1,000,000  1,051,250
  6.25% 5/15/08 (AMBAC Insured)  Aaa  4,220,000  4,552,325
Hamilton County Swr. Sys. Rev. Rfdg. Series A.:
 6% 12/1/05 (FGIC Insured)  Aaa  4,500,000  4,899,375
 5.40% 12/1/08 (FGIC Insured)  Aaa  3,715,000  3,831,094
 5.45% 12/1/09 (FGIC Insured)  Aaa  1,000,000  1,028,750
Hilliard School Dist.:
 Series A:
  6% 12/1/05 (FGIC Insured)  Aaa  1,415,000  1,537,044
  0% 12/1/11 (FGIC Insured)  Aaa  1,600,000  712,000
  Unltd. Tax 5% 12/1/09 (FGIC Insured)  Aaa  1,000,000  977,500
Lakewood Gen. Oblig.:
 Series A, 6.60% 12/1/11  Aa  1,630,000  1,850,050
 6.60% 12/1/08  Aa  1,525,000  1,723,250
Lakota Local School Dist. Rfdg. (Cap. Appreciation):
 Unltd. Tax 0% 12/1/99  A1  445,000  390,488
 0% 12/1/00  A1  625,000  521,875
 0% 12/1/01  A1  590,000  469,050
 0% 12/1/02  A1  555,000  419,025
 0% 12/1/03  A1  260,000  185,900
 0% 12/1/04  A1  730,000  492,750
 0% 12/1/05  A1  690,000  439,875
 0% 12/1/06  A1  650,000  390,000
 0% 12/1/07  A1  610,000  343,888
Lima Swr. Sys. Rev. Rfdg. & Impt. 6.30%
12/1/12 (AMBAC Insured)  Aaa  5,000,000  5,325,000
Logan-Hocking Local School Dist. Rfdg.
Series B, 0% 12/1/08 (AMBAC Insured)  Aaa  1,065,000  584,419
Lorain Gen. Oblig. Ltd. Tax 7.875% 12/1/09  Baa  1,000,000  1,096,250
Lowellville San. Swr. Sys. Rev.
(Browning-Ferris Industries, Inc.)
7.25% 6/1/06 (b)  A  1,200,000  1,224,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Lucas County Convention Ctr. Site Acquisition
 Bonds Ltd. Tax:
  6.50% 12/1/09  A $ 340,000 $ 379,100
  6.50% 12/1/10  A  340,000  377,825
  6.50% 12/1/11  A  340,000  378,250
  6.50% 12/1/12  A  340,000  374,000
Lucas County Hosp. Rev.:
 Rfdg. (Riverside Hosp. Proj.)
  7.625% 6/1/15  Baa1  7,485,000  7,682,829
 (Promedica Healthcare Oblig. Group)
 6% 11/15/04 (MBIA Insured)  Aaa  4,000,000  4,310,000
Mahoning Valley San. Dist.:
 7.85% 12/15/12  -  1,200,000  1,254,000
 7.85% 12/15/13  -  1,275,000  1,332,375
Mahoning Valley San. Dist. Wtr. Rev.
7.75% 5/15/14  -  3,250,000  3,388,125
Marion County Hosp. Impt. Rev. Rfdg.
 (Commty. Hosp.):
  5.70% 5/15/02  BBB+  1,500,000  1,507,500
  5.80% 5/15/03  BBB+  1,825,000  1,836,406
  6.10% 5/15/06  BBB+  1,000,000  1,015,000
  6.375% 5/15/11  BBB+  1,500,000  1,511,250
Marysville Exempt Village School Rfdg.
 (Cap. Appreciation):
  0% 12/1/05 (AMBAC Insured)  Aaa  795,000  518,738
  0% 12/1/06 (AMBAC Insured)  Aaa  750,000  461,250
  0% 12/1/07 (AMBAC Insured)  Aaa  690,000  400,200
Mason Sch. Dist.:
 6.05% 12/1/09 (FGIC Insured)  Aaa  1,225,000  1,329,125
 6.15% 12/1/10 (FGIC Insured)  Aaa  1,420,000  1,546,025
Mentor Exempt Village School Dist. Rdfg.
 (Cap. Appreciation):
  0% 12/1/00 (MBIA Insured)  Aaa  755,000  637,031
  0% 12/1/01 (MBIA Insured)  Aaa  795,000  635,006
  0% 12/1/02 (MBIA Insured)  Aaa  845,000  643,256
  0% 12/1/03 (MBIA Insured)  Aaa  840,000  609,000
Miami County Hosp. Facs. Rev. (Upper Valley
Med. Ctr. Proj.) Series B, 8.25% 5/1/04
(BIG Insured) (Pre-Refunded to
5/1/97 @ 102) (d)  Aaa  410,000  424,395
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Middleburg Heights Hosp. Impt. Rev.
(Southwest Gen. Hosp.) 7.20% 8/15/19
(Pre-Refunded to 8/15/01 @ 102) (d)  A $ 2,000,000 $ 2,265,000
Montgomery County Solid Waste Rev. Rfdg.
6% 11/1/05 (MBIA Insured)  Aaa  1,940,000  2,107,325
Newark Wtr. (Cap. Appreciation)
0% 12/1/07 (AMBAC Insured)  Aaa  455,000  263,900
North Canton School Dist. 5.90% 12/1/14
(AMBAC Insured)  Aaa  2,000,000  2,060,000
Northeast Ohio Regional Swr. Dist. Wastewtr. Rev.
Rfdg. 6.25% 11/15/04 (AMBAC Insured)  Aaa  1,000,000  1,106,250
Ohio Air Quality Dev. Auth. Rev. Rfdg.:
 (Dayton Pwr. & Lt. Co. Proj.)
 6.10% 9/1/30  A1  4,000,000  4,120,000
 (Ohio Pwr. Co. Proj.) Series B,
 7.40% 8/1/09  Baa1  3,250,000  3,445,000
 (Columbus & Southern Pwr. Co.) Series A,
 6.375% 12/1/20 (FGIC Insured)  Aaa  3,000,000  3,172,500
Ohio Bldg. Auth.:
 Rfdg. (Ohio Ctr. Arts) Series A,
 5.45% 10/1/07  A1  2,000,000  2,055,000
 Rfdg. (State Correctional Facs.) Series A:
  6.50% 10/1/03  A1  2,750,000  2,980,313
  5.70% 10/1/04  A1  1,125,000  1,178,438
  5.75% 10/1/05  A1  2,080,000  2,181,400
  5.25% 10/1/09  A1  3,000,000  2,996,250
 Rfdg. (State Facs. - Vern Riffe) Series A,
 5.75% 10/1/04 (AMBAC Insured)  Aaa  8,250,000  8,786,250
 (Administration Bldg. Fund Proj.) Series A:
  5.60% 10/1/07  A1  3,330,000  3,413,250
  4.875% 10/1/10  A1  1,000,000  940,000
 (Adult Correctional Facs.)
 6% 4/1/06 (AMBAC Insured)  Aaa  1,930,000  2,084,400
 (Workers Compensation Bldg. A)
 4.75% 4/1/14  A  1,620,000  1,455,975
Ohio Cap. Corp. Multi-Family Hsg. Rev. Rfdg:
 Series A, 7.50% 1/1/24 (FNMA Coll.)  AAA  1,000,000  1,057,500
 Series C, 7.375% 7/1/23 (FNMA Coll.)  AAA  2,000,000  2,065,000
Ohio Expositions Commission Ctfs. of Prtn.
(Agricenter Facs.) 8.25% 10/1/06
(Pre-Refunded to 4/1/00 @ 101) (d)  -  1,090,000  1,226,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Gen. Oblig.:
 (Cap. Appreciation) (Infrastructure Impt.)
 Series 1989, 0% 9/1/07  Aa1 $ 7,225,000 $ 4,208,563
 (College Savings Bonds):
  0% 8/1/09  Aa1  2,290,000  1,173,625
  0% 8/1/10  Aa1  2,000,000  962,500
  0% 8/1/14  Aa1  1,375,000  515,625
 (Infrastructure Impt.):
  Rfdg. Series R:
   0% 9/1/00  Aa1  3,260,000  2,787,300
   5.45% 9/1/03  Aa1  2,350,000  2,467,500
  5.75% 8/1/04  Aa1  1,000,000  1,066,250
  6.50% 8/1/04  Aa1  5,670,000  6,307,875
  6.65% 8/1/05  Aa1  3,000,000  3,386,250
 6.50% 9/1/01  Aa1  1,000,000  1,092,500
 6.65% 9/1/09  Aa1  1,000,000  1,138,750
Ohio Higher Edl. Facs. Commission Rev.:
 (Case Western Reserve Univ. Proj.):
  Rfdg.:
   6% 10/1/14  Aa  1,500,000  1,595,625
   6.125% 10/1/15  Aa  2,000,000  2,150,000
   6.25% 10/1/16  Aa  2,500,000  2,731,250
  Series B, 6.50% 10/1/20  Aa  2,250,000  2,536,875
  7.70% 10/1/18  Aa  70,000  73,166
  6% 10/1/22  Aa  650,000  658,938
 (Kenyon College Proj.) 5.90% 12/1/06
 (AMBAC Insured)  Aaa  1,000,000  1,061,250
Ohio Hsg. Fin. Agcy. Mtg. Rev.
(Residential B-2) 5.375% 9/1/19 (b)  AAA  4,000,000  3,985,000
Ohio Poll. Cont. Rev. (Standard Oil Co.)
6.75% 12/1/15  Aa3  3,100,000  3,611,500
Ohio Pub. Facs. Commission Higher Ed. Cap. Facs.:
 Series II-A, 4.50% 11/1/09 (MBIA Insured)  Aaa  2,600,000  2,408,250
 Series II-B, 5% 11/1/07 (MBIA Insured)  Aaa  9,275,000  9,251,813
Ohio Pub. Facs. Commission Mental Health
Cap. Facs. Series II-B, 5.125% 6/1/11
(FSA Insured)  Aaa  2,600,000  2,522,000
Ohio Turnpike Commission Rev:
 Series A:
  6% 2/15/04 (FSA Insured)  Aaa  5,140,000  5,551,200
  6% 2/15/05 (FSA Insured)  Aaa  2,000,000  2,165,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Turnpike Commission Rev: - continued
 Series A: - continued
  6% 2/15/06 (FSA Insured)  Aaa $ 2,200,000 $ 2,384,250
  6% 2/15/07 (FSA Insured)  Aaa  3,100,000  3,355,750
  5.60% 2/15/12 (MBIA Insured)  Aaa  2,840,000  2,886,150
  5.70% 2/15/13 (MBIA Insured)  Aaa  2,660,000  2,713,200
Ohio Wtr. Dev. Auth. Rev.:
 Rfdg. (Pure Wtr.) 5.50% 12/1/18
 (AMBAC Insured)  Aaa  2,500,000  2,484,375
 (Pure Wtr.) Series I, 6% 12/1/16
 (AMBAC Insured) (Escrowed to Maturity) (d)  Aaa  1,685,000  1,762,931
 (Fresh Wtr.):
  6.25% 12/1/02 (AMBAC Insured)  Aaa  1,915,000  2,084,956
  6.25% 12/1/03 (AMBAC Insured)  Aaa  2,025,000  2,219,906
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.:
 (Wtr. Control Loan Fd.) State Matching Series
 6.50% 1/1/04 (MBIA Insured)  Aaa  1,000,000  1,117,500
  6.50% 12/1/05 (MBIA Insured)  Aaa  2,735,000  3,066,619
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev.
(North Star BHP Steel - Cargill)
6.30% 9/1/20  Aa3  6,350,000  6,596,063
Olentangy Local School Dist. Unltd. Tax:
 7.75% 12/1/07 (BIG Insured)  Aaa  500,000  617,500
 7.75% 12/1/09 (BIG Insured)  Aaa  100,000  124,500
 7.75% 12/1/11 (BIG Insured)  Aaa  190,000  237,975
Ottawa County Gen. Oblig. Ltd. Tax
7.50% 10/1/14 (AMBAC Insured)  A1  500,000  551,875
Ottawa County San. Swr. Sys. Rev. Rfdg.
(Cap. Appreciation) (Danbury Proj.)
0% 10/1/06 (AMBAC Insured)  Aaa  1,445,000  892,288
Pickerington Local School Dist. Constr. & Impt.
5.8% 12/1/09 (FGIC Insured)  Aaa  1,000,000  1,062,500
Portage County Hosp. Rev.
(Robinson Memorial Hosp. Proj.)
6/50% 11/15/03 (MBIA Insured)  Aaa  1,080,000  1,193,400
South Western City Sch. Dist. Rfdg.
(Franklin & Pickway Counties) Series A,
6.20% 12/1/06 (AMBAC Insured)  Aaa  1,000,000  1,080,000
Southwest Local School Dist. (Hamilton County):
 0% 12/1/04 (AMBAC Insured)  Aaa  500,000  344,375
 0% 12/1/05 (AMBAC Insured)  Aaa  525,000  342,563
 0% 12/1/06 (AMBAC Insured)  Aaa  525,000  322,875
 0% 12/1/07 (AMBAC Insured)  Aaa  520,000  301,600
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Springboro Commty. School Dist. Rfdg.
0% 12/1/06 (AMBAC Insured)  Aaa $ 915,000 $ 552,431
Stark County Gen. Oblig. 5.60% 11/15/08
(AMBAC Insured)  Aaa  1,150,000  1,183,063
Stow School Dist. School Impt. Unltd. Tax
9.125% 12/1/06  A  590,000  756,675
Student Loan Fund Corp. Student Loan Rev.:
 Series A, 5.50% 12/1/01 (b)  A1  5,500,000  5,610,000
 (Cincinnati Student Loan):
  Rfdg. Series A:
   5.75% 8/1/02  A  3,475,000  3,587,938
   7.25% 2/1/08 (b)  A  4,000,000  4,195,000
  Sr. Sub-Series A:
   5.75% 8/1/03  A1  2,000,000  2,030,000
   5.85% 8/1/04  A1  5,500,000  5,575,625
Toledo Gen. Oblig.:
 7.625% 12/1/04 (AMBAC Insured)  Aaa  1,000,000  1,192,500
 6.10% 12/1/04 (AMBAC Insured)  Aaa  1,750,000  1,857,188
Toledo Wtrwks. Rev. 6% 11/15/06
(FGIC Insured)  Aaa  1,000,000  1,090,000
Warren County Gen. Oblig.
 Ltd. Tax 6.65% 12/1/11  Aa  500,000  565,625
 6.10% 12/1/12  Aa  500,000  534,375
Warren County Swr. Impt. (P&G Co./Lower
Miami) 5.50% 12/1/16  Aa  1,455,000  1,409,521
Willoughby Gen. Oblig. Road Impt. Ltd. Tax
7.40% 12/1/11  A1  1,200,000  1,453,500
  359,340,046
PUERTO RICO - 3.1%
Puerto Rico Elec. Pwr. Auth. Rev. Rfdg. Series W,
7% 7/1/07 (MBIA Insured)  Aaa  6,000,000  7,020,000
Puerto Rico Infrastructure Fing. Auth. Spl. Tax
Series 1988 A, 7.75% 7/1/08  Baa1  2,500,000  2,656,250
Puerto Rico Ports Auth. Spl. Facs.
(American Airlines) Series A,
6.25% 6/1/26  Baa3  1,875,000  1,933,594
  11,609,844
TOTAL MUNICIPAL BONDS
(Cost $358,696,314)   370,949,890
MUNICIPAL NOTES (A) - 2.2%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - 2.2%
Franklin County Hosp. Rev.
(Holy Cross Health Sys. & Mount Carmel
Health Sys.) Series 95, 4.10%, Liquidity
Facility Morgan Guaranty Trust Co., VRDN VMIG 1 $ 400,000 $ 400,000 Hamilton Health Sys. Rev.
(Franciscan Sisters Poor Health Sys.)
Series 1987 A, 0.05%,
LOC Chemical Bank, VRDN  VMIG 1  400,000  400,000
Ohio Air Quality Dev. Auth. Rev. VRDN (b):
 (JMG Funding):
  Series 1994-A, 4.15%,
  LOC Societe Generale  VMIG 1  1,200,000  1,200,000
  Series 1994-B, 4.10%,
  LOC Societe Generale  VMIG 1  1,000,000  1,000,000
  Series 1995-B, 4.10%,
  LOC Societe Generale  A-1+  500,000  500,000
 (Cincinnati Gas & Elec.) Series B, 4.90%,
 LOC Canadian Imperial Bank
  of Commerce  VMIG 1  1,200,000  1,200,000
Ohio State Univ. Rev. (Gen. Receipts)
Series 1985 B, 4.05%,
LOC Nat'l. Westminster Bank PLC,
VRDN  VMIG 1  435,000  435,000
Scioto County Hosp. Facs. Rev. (VHA Central,
Inc.) Series 85-E, 3.90%, (AMBAC Insured)
(BPA First Nat'l. Bank Chicago), VRDN  A-1+  800,000  800,000
Toledo Svcs. Spl. Assessment Notes
Spl. Oblig. Series 1996, 4.15%,
LOC Canadian Imperial
Bank of Commerce, VRDN  VMIG 1  1,500,000  1,500,000
Twinsburg Ind. Dev. Rev.
(United Stationers, Inc. Proj.) 5.15%,
LOC Pittsburgh Nat'l. Bank, VRDN P-1  800,000  800,000
TOTAL MUNICIPAL NOTES
(Cost $8,235,000)   8,235,000
TOTAL INVESTMENTS - 100%
(Cost $366,931,314)  $ 379,184,890
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 83.4% AAA, AA, A 76.0%
Baa 6.2% BBB  6.5%
Ba 0.0% BB  0.5%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 3.3%. FMR has determined that unrated debt securities that are lower quality account for 1.6% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  39.0%
Water and Sewer   17.0
Health Care  10.0
Electric Revenue  8.4
Education  8.2
Transportation  6.3
Others (individually less than 5%)   11.1
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $366,931,314. Net unrealized appreciation (depreciation) aggregated $12,253,576, of which $12,818,136 related to appreciated investment securities and $564,560 related to depreciated investment securities.
The fund hereby designates approximately $191,583 as a capital gain dividend for the purpose of the dividend paid deduction.
At December 31, 1996, the fund was required to defer approximately $1,222,675 of losses on futures contracts.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 8.28% of the fund's income dividends was subject to the federal alternative minimum tax.
FIDELITY OHIO MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (cost $366,931,314) -                     $ 379,184,890
See accompanying schedule

Interest receivable                                                           4,478,549

 TOTAL ASSETS                                                                 383,663,439

LIABILITIES

Payable to custodian bank                                        $ 202,451

Payable for fund shares redeemed                                  811,348

Distributions payable                                             797,811

Accrued management fee                                            125,130

Other payables and accrued expenses                               100,393

 TOTAL LIABILITIES                                                            2,037,133

NET ASSETS                                                                   $ 381,626,306

Net Assets consist of:

Paid in capital                                                              $ 369,241,664

Accumulated undistributed net realized gain (loss)                            131,066
on investments

Net unrealized appreciation (depreciation) on investments                     12,253,576

NET ASSETS, for 33,382,388 shares outstanding                                $ 381,626,306

NET ASSET VALUE, offering price and redemption                                $11.43
price per share ($381,626,306 (divided by) 33,382,388 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                       $ 21,317,128

EXPENSES

Management fee                                          $ 1,524,443

Transfer agent, accounting and custodian fees            668,128
and expenses

Non-interested trustees' compensation                    1,474

Registration fees                                        37,746

Audit                                                    38,756

Legal                                                    5,495

Miscellaneous                                            6,557

 Total expenses before reductions                        2,282,599

 Expense reductions                                      (4,808)       2,277,791

NET INTEREST INCOME                                                    19,039,337

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                   3,704,367

 Futures contracts                                       (281,334)     3,423,033

Change in net unrealized appreciation (depreciation)                   (6,935,610)
on investment securities

NET GAIN (LOSS)                                                        (3,512,577)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 15,526,760
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         DECEMBER 31,    DECEMBER 31,
                                                         1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 19,039,337    $ 21,258,088
Net interest income

 Net realized gain (loss)                                 3,423,033       1,492,811

 Change in net unrealized appreciation (depreciation)     (6,935,610)     34,935,377

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          15,526,760      57,686,276
FROM OPERATIONS

Distributions to shareholders                             (19,039,337)    (21,258,088)
From net interest income

 From net realized gain                                   (2,343,618)     -

 TOTAL DISTRIBUTIONS                                      (21,382,955)    (21,258,088)

Share transactions                                        52,548,440      98,716,714
Net proceeds from sales of shares

 Reinvestment of distributions                            16,325,366      16,250,656

 Cost of shares redeemed                                  (85,834,479)    (97,218,900)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (16,960,673)    17,748,470
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (22,816,868)    54,176,658

NET ASSETS

 Beginning of period                                      404,443,174     350,266,516

 End of period                                           $ 381,626,306   $ 404,443,174

OTHER INFORMATION
Shares

 Sold                                                     4,629,316       8,863,429

 Issued in reinvestment of distributions                  1,436,229       1,447,995

 Redeemed                                                 (7,582,296)     (8,706,556)

 Net increase (decrease)                                  (1,516,751)     1,604,868


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED DECEMBER 31,

                                   1996                       1995        1994        1993 A      1992

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 11.590                   $ 10.520    $ 12.020    $ 11.550    $ 11.320
of period

Income from Investment              .560                       .618        .657        .693        .718
Operations
Net interest income

 Net realized and unrealized        (.090)                     1.070       (1.310)     .720        .230
 gain (loss)

 Total from investment              .470                       1.688       (.653)      1.413       .948
operations

Less Distributions

 From net interest income           (.560)                     (.618)      (.657)      (.693)      (.718)

 From net realized gain             (.070)                     -           (.190)      (.250)      -

 Total distributions                (.630)                     (.618)      (.847)      (.943)      (.718)

Net asset value, end of period     $ 11.430                   $ 11.590    $ 10.520    $ 12.020    $ 11.550

TOTAL RETURN                        4.23%                      16.39%      (5.55)      12.56%      8.66%
                                                                          %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 381,626                  $ 404,443   $ 350,267   $ 457,872   $ 384,861
(000 omitted)

Ratio of expenses to average        .59%                       .58%        .57%        .57%        .61%
net assets

Ratio of net interest income to     4.93%                      5.52%       5.88%       5.67%       6.31%
average net assets

Portfolio turnover rate             43%                        48%         22%         41%         20%


A EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                  PAST 1   PAST 5   LIFE OF
                                                 YEAR     YEARS    FUND

Fidelity Ohio Municipal Money Market Fun         3.08%    14.75%   29.72%
d

Ohio Tax-Free Money Market Funds                 3.05%    14.49%   28.39%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on August 29, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio tax-free money market funds average, which reflects the performance of 11 Ohio tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past one year. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                  PAST 1   PAST 5   LIFE OF
                                                 YEAR     YEARS    FUND

Fidelity Ohio Municipal Money Market Fun         3.08%    2.79%    3.60%
d

Ohio Tax-Free Money Market Funds                 3.05%    2.74%    3.36%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                          1/1/96   4/1/96   7/1/96   9/30/96   12/30/96



Fidelity Ohio Municipal   4.06%    2.98%    2.94%    3.21%     3.45%
Money Market Fund



Ohio Tax-Free Money       4.03%    2.90%    2.93%    3.19%     3.36%
Market Funds Average



Ohio Municipal Money      6.82%    5.01%    4.94%    5.39%     5.80%
Market Tax-equivalent





Row: 1, Col: 1, Value: 3.57
Row: 1, Col: 2, Value: 3.63
Row: 2, Col: 1, Value: 3.66
Row: 2, Col: 2, Value: 3.65
Row: 3, Col: 1, Value: 4.06
Row: 3, Col: 2, Value: 4.03
Row: 4, Col: 1, Value: 2.98
Row: 4, Col: 2, Value: 2.9
Row: 5, Col: 1, Value: 2.94
Row: 5, Col: 2, Value: 2.93
Ohio Municipal
Money Market
Fund
Ohio Tax-Free
Money Market
Funds Average
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Ohio tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal and state income tax rate of 40.48% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more
meaningful. Keep in mind that
the U.S. Government neither
insures nor guarantees a
money market fund. And there
is no assurance that a money
fund will maintain a $1 share
price.
(checkmark)
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Scott Orr became Portfolio Manager of Fidelity Ohio Municipal Money Market Fund on August 1, 1996
Q. SCOTT, CAN YOU PLEASE DESCRIBE THE INVESTMENT ENVIRONMENT OF THE PAST
YEAR?
A. In early 1996, the Federal Reserve Board responded to sluggish economic growth and mild inflationary pressures by lowering the rate banks charge each other for overnight loans - known as the federal funds rate. Lower interest rates tend to stimulate economic growth by easing access to credit. In January 1996, the Fed lowered the funds rate by one-quarter percentage point to 5.25%. At that time, most analysts believed further rate cuts would be necessary to lift the economy out of the doldrums. Then, suddenly, the mood shifted.
Q. WHY DID THE OUTLOOK CHANGE?
A. The first sign may have been Fed Chairman Alan Greenspan's surprisingly upbeat testimony before the Senate Banking Committee in February. Then the February employment report showed an increase in new jobs nearly four times greater than expected. That sent interest rates up sharply and prompted a sell-off in the stock and bond markets. In the following months, market sentiment - and corresponding interest rates - hung on the release of every economic report and pronouncement by the Fed. At times, it appeared the Fed would raise rates; at others, the situation was more stable. For the past few months, the consensus has been that the Fed's next move will be a tightening - an interest rate increase - but data have come in fairly mixed. That has pushed the expected time table for interest rate increases further into the future.
Q. WHAT HAS BEEN THE FUND'S STRATEGY IN RESPONSE TO THIS BACKDROP?
A. At the beginning of 1996, the fund's average maturity was 59 days, a level that preserved some flexibility in the face of a changing market. Once money market rates rose dramatically in March, the fund took advantage of buying opportunities in longer-term securities. That brought the maturity out to around 65 days at the beginning of July. Since taking over the fund, I've kept the maturity at about that level, increasing it to 70 days at the end of December. I've typically kept the fund's average maturity five or 10 days longer than similar funds, even in periods when I expected Fed interest rate increases. That's because I felt the yields on the fixed-rate notes I purchased were going to outperform alternatives in the market even if the Fed did raise rates.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on December 31, 1996, was 3.47%, compared to 4.04% 12 months ago. For Ohio investors in the 40.48% combined state and federal income-tax bracket, the latest yield was the equivalent of a 5.83% return on a taxable investment. Through December 31, 1996, the fund's 12-month total return was 3.08%, compared to 3.05% for the Ohio tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK AS WE HEAD INTO 1997?
A. It's difficult to know what the Fed's going to do. I believe it's more likely that the Fed will tighten, but we continue to receive mixed signals on the economy. There have been some signs of strength, but not enough to warrant action at this time, especially since inflation appears to be in check. For the Fed to feel compelled to raise rates, data will have to be more convincing that the economy is heating up and inflation is a threat. I'll be monitoring data week-to-week as it comes out, but my feeling is that there is more risk the economy could get stronger, leading to higher rates over the next few months.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income while maintaining
a stable $1 share price by
investing in high-quality,
short-term municipal money
market securities
TRADING SYMBOL: FOMXX
FUND NUMBER: 419
START DATE: August 29, 1989
SIZE: as of December 31,
1996, more than $327 million
MANAGER: Scott Orr, since
August 1996; manager,
Spartan Municipal Money
Fund, since 1995; joined
Fidelity in 1989
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall. When
the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future tax
or other revenues and payable
from those specific sources.
TENDER BOND: A variable-rate,
usually long-term security that
give the bond holder the
option to redeem the bond at
face value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND



INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            12/31/96           6/30/96            12/31/95

0 - 30      61                 60                 62

31 - 90     10                 13                 15

91 - 180    16                 15                 12

181 - 397   13                 12                 11

WEIGHTED AVERAGE MATURITY
                        12/31/96   6/30/96   12/31/95

Ohio Municipal          70 days    65 days   59 days
Money Market Fund

Ohio Tax-Free Money     60 days    58 days   60 days
Market Funds Average*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996

Row: 1, Col: 1, Value: 61.0
Row: 1, Col: 2, Value: 5.0
Row: 1, Col: 3, Value: 5.0
Row: 1, Col: 4, Value: 27.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 1, Value: 59.0
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 8.0
Row: 1, Col: 4, Value: 27.5
Row: 1, Col: 5, Value: 2.5
Variable rate
demand notes
(VRDNs) 61%
Commercial
paper 5%
Tender bonds 5%
Municipal
notes 28%
Other 1%
Variable rate
demand notes
(VRDNs) 59%
Commercial
paper 3%
Tender bonds 8%
Municipal
notes 28%
Other 2%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENTS DECEMBER 31, 1996
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - 100.0%
American Muni. Pwr. BAN:
 (Bldg. Acquisition) 3.95% 11/12/97 $ 1,800,000 $ 1,800,000
 (Cleveland Public Pwr. Proj.) 4.15% 9/3/97  7,750,000  7,750,000
 3.95% 12/09/97  600,000  600,000
Beavercreek City BAN 4% 8/15/97  5,000,000  5,009,644
Bedford Heights Ind. Dev. (Olympic Steel) Series 1989,
4.30%, LOC Nat'l. City Bank, Cleveland, VRDN (b)  1,250,000  1,250,000
Bexley BAN 4.14% 6/26/97  850,000  850,551
Bowling Green BAN 4.50% 6/19/97  2,710,000  2,717,851
Butler County Ind. Dev. Rev. (Trey Corrugated Inc.)
Series 1995, 4.45%, LOC First of America,
Indiana, VRDN (b)  4,905,000  4,905,000
Butler County (Meadow Ridge Apts.) Series 1996 A,
4.20% (FNMA Guaranteed) VRDN  7,600,000  7,600,000
Cambridge Bonds (Southeastern Reg. Med. Ctr.)
3.70%, tender 2/1/97, LOC Nat'l City Bank, Columbus  4,000,000  4,000,000
Canton County Ind. Dev. Rev. (Alpha Enterprises Proj.)
4.40%, LOC Key Bank Nat'l. VRDN (b)  3,500,000  3,500,000
Clermont County Ind. Dev. Rev.
(American Micro Porducts Proj.) 4.45%,
LOC Star Bank, VRDN (b)  5,435,000  5,435,000
Cleveland School Dist. RAN 4.50% 6/1/97 (AMBAC Insured)  5,000,000
5,012,010
Clinton County Arpt. Facs. Rev. (Wilmington Air Park Inc.)
Series 1991, 4.15%, LOC Wachovia Bank, VRDN  5,000,000  5,000,000
Cuyahoga County Health Care Facs. Rev.
(Benjamin Rose Institute Proj.) Series 1995 B, 4.30%,
LOC Key Bank, VRDN  2,750,000  2,750,000
Cuyahoga Falls City BAN 4% 8/28/97  2,000,000  2,004,460
Dayton City (Dep. of Aviation Airport Impt.) BAN
Series 1996, 4.5% 3/25/97 (b)  4,250,000  4,254,703
Dublin Central School Dist. BAN 4% 6/10/97  7,000,000  7,015,077
East Muskingum Wtr. Auth. Wtr. Resource Rev. BAN
4.50% 6/27/97  1,971,000  1,974,686
Elyria BAN 4.40% 10/10/97  1,000,000  1,002,225
Erie County Garbage and Refuse Dist. BAN
4.50% 7/11/97  2,000,000  2,005,027
Fairfax Ind. Dev. Rev. (Johnson & Hardin Co. Proj.)
Series 1990, 4.25%, LOC PNC Bank, Ohio, VRDN (b)  2,500,000  2,500,000
Finneytown Local School Dist. BAN 4.22% 7/17/97  1,270,000  1,274,170
Forest Hills School Dist. (School Impt.) BAN
4.21% 6/17/97  5,000,000  5,014,855
Franklin County (Colonial Courts) 4.35%,
LOC Fed. Home Loan Bank, Indiana, VRDN (b)  2,500,000  2,500,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Franklin County Ind. Dev. Rev.:
 Rfdg. (Alco Standard Corp. Proj.) Series 1994, 4.35%,
 LOC NationsBank NC, VRDN $ 1,700,000 $ 1,700,000
 (Inland Products Inc.) 4.25%,
 LOC PNC Bank, Ohio, VRDN (b)  900,000  900,000
Greene County BAN:
 4.40% 6/4/97  1,782,034  1,784,744
 4.50% 6/4/97  3,300,000  3,306,707
 4% 12/11/97  3,000,000  3,009,528
Grove BAN 4.50% 6/27/97  1,300,000  1,303,637
Hamilton County Health Care Facs. Rev.
(West Park Retirement Commty.) Series 1989, 4.15%,
LOC Fifth Third Bank, Cincinnati, VRDN  3,400,000  3,400,000
Hancock County BAN 4.83% 11/21/97  3,000,000  3,027,695
Harrison County Econ. Dev. Rev. Rfdg.
(Carriage of Cadiz Proj.) 4.30%, LOC Key Bank Nat'l,
VRDN  1,830,000  1,830,000
Holmes County Ind. Dev. Rev. (Poultry Processing, Inc.)
Series 1990, 4.35%,
LOC Rabobank Nederland, VRDN (b)  500,000  500,000
Holmes County Sewer BAN 4.25% 5/21/97  1,970,000  1,971,813
Lakewood City BAN 4.15% 10/3/97  881,000  881,632
Lancaster BAN 4.15% 11/18/97  1,060,000  1,062,237
Lebanon BAN:
 4.37% 6/17/97  1,900,000  1,902,249
Lima Rfdg. (Lima Mem. Hosp.) 4.30%
LOC BankOne, Columbus, VRDN  2,530,000  2,530,000
Lorain County BAN 4.40% 9/19/97  1,000,000  1,002,746
Lorain County Independent Living & Hosp. Rev.
(Elyria United Methodist Village) 4.20%,
LOC Key Bank Nat'l, VRDN  4,820,000  4,820,000
Madiera Local School Dist. BAN 4.22% 7/17/97  1,000,000  1,003,283
Marion County Hosp. Impt. Rev. (Pooled Lease Prog.) VRDN:
 Series 1990, 4.20%, LOC Bank One, Columbus  2,365,000  2,365,000
 Series 1991, 4.20%, LOC Bank One, Columbus  2,420,000  2,420,000
 Series 1992, 4.20%, LOC Bank One, Akron  2,350,000  2,350,000
Mason BAN 4.125% 4/1/97  3,300,000  3,301,926
Maumee City - Lucas County BAN 4.5% 7/17/97  2,000,000  2,004,651
Medina County Ind. Dev. Rev. VRDN (b):
 (North American Roto Engravers, Inc. Proj.)
 Series 1988 4.30%, LOC Bank One, Akron  600,000  600,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Medina County Ind. Dev. Rev. VRDN (b): - continued
 (Rembond Proj.) Series 1996, 4.30%,
 LOC Bank One, Akron $ 3,000,000 $ 3,000,000
Mentor (Timeless Enterprises Proj.) 4.4%,
LOC Key Bank Nat'l, VRDN (b)  2,500,000  2,500,000
Miamisburg BAN 4.29% 9/26/97  735,000  736,245
Middletown Ind. Dev. Rev. (Pilot Chemical Proj.) 4.30%,
LOC Bank One, Dayton, VRDN (b)  2,400,000  2,400,000
Montgomery County Multifamily Hsg Rev.
(Pedcor Investments - Lyons Gate) 4.35%,
LOC Fed Home Loan Cincinnati, VRDN (b)  3,000,000  3,000,000
Montgomery County Hosp. Facs. Auth. Bonds
(Miami Valley Hosp.) Series C:
  3.55%, tender 2/20/97,
  LOC Nat'l City Bank, Columbus  1,400,000  1,400,000
  3.55%, tender 2/21/97,
  LOC Nat'l City Bank, Columbus  3,000,000  3,000,000
  3.55%, tender 2/25/97,
  LOC Nat'l City Bank, Columbus  2,000,000  2,000,000
Moreland Hills BAN 3.95% 12/17/97  500,000  501,155
Napolean School Dist. BAN Series 1996, 4.08% 3/18/97  1,850,000  1,850,855
New Bremen Local School Dist. BAN 4.20% 5/29/97  1,000,000  1,002,206
Ohio Air Quality Dev. Auth. Rev.:
 (Cincinnati Gas & Elec.):
  Series A, 5.10%, LOC ABN-AMRO Bank, VRDN  600,000  600,000
  Series B, 4.9%, LOC Canadian Imperial Bank
  of Commerce, VRDN  500,000  500,000
 (JMG Funding Ltd.):
  Series 1994-A, 4.15%, LOC Societe
  Generale, France, VRDN (b)  700,000  700,000
  Series 1994-B, 4.10%, LOC Societe
  Generale, France, VRDN (b)  6,900,000  6,900,000
  Series B, 4.10%, LOC Societe
  Generale, France, VRDN (b)  10,000,000  10,000,000
  4.15%, LOC Societe Generale, France, VRDN (b)  1,200,000  1,200,000
 Bonds (Ohio Edison Co. Proj.)
 Series 1988 B, 3.80%, tender 5/1/97,
 LOC Union Bank of Switzerland (b)  4,000,000  4,000,000
Ohio Bldg. Auth. Rfdg. Bonds (Disalle Gov't Ctr.)
Series A, 4.5% 4/1/97  1,300,000  1,302,177
Ohio Envir. Impt. Rev. (Newark Group Industries, Inc. Proj.)
Series 1996, 4.10%,
LOC Chase Manhattan Bank, VRDN (b)  4,000,000  4,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Higher Ed. Facs. Comm. Pooled Fin.
Series 1996, 4.20%, LOC Fifth Third Bank, VRDN $ 4,800,000 $ 4,800,000
Ohio Hsg. Fin. Agcy. Multifamily Hsg. Rev. VRDN:
 (Club at Spring Valley Apts.) Series 1996 A, 4.25%,
 LOC Key Bank Nat'l (b)  5,000,000  5,000,000
 (Hunter's Glen Apt. Proj.)
 Series 1996, 4.20%, LOC PNC Bank, Ohio, (b)  2,000,000  2,000,000
 (Kenwood Congregate Retirement Commty. Proj.) 3.50%,
 LOC Morgan Guaranty Trust Co  2,100,000  2,100,000
Ohio Hsg. Fin. Agcy. Participating VRDN, Series 96C3501,
4.21% (Liquidity Facility Citibank) (b) (c)  10,800,000  10,800,000
Ohio Hsg. Fin. Auth. Participating VRDN,
Series PA-93, 4.25% (Liquidity Facility
Merrill Lynch) (b)(c)  4,865,000  4,865,000
Ohio Hsg. Fin. Agcy. Single Family Mtg. Participating
VRDN (b)(c):
  Series 96-5, 4.25% (Liquidity Facility Bank of New York)  6,300,000
6,300,000
  Series 96-6, 4.25% (Liquidity Facility Bank of New York)  3,900,000
3,900,000
Ohio Hsg. Single Family Mtg. Rev. Bonds
Series C-18, 3.90%, tender 1/31/97
(Liquidity Facility Citibank) (b)  3,455,000  3,455,000
Ohio Ind. Dev. Rev. VRDN (b):
 (Aerolite Extrusion) Series 1991 IA, 4.35%,
 LOC Nat'l. City Bank, Columbus  170,000  170,000
 (Anomatic Corp.) Series 1989 I, 4.35%,
 LOC Nat'l. City Bank, Columbus  215,000  215,000
 (Arthur Corp.) Series 1989 IIIA, 4.35%,
 LOC Nat'l. City Bank, Columbus  205,000  205,000
 (Burnham Corp.):
  Series 1987 N, 4.35%, LOC Bank One, Columbus  255,000  255,000
  Series 1988 II, 4.35%, LOC PNC Bank, Ohio  265,000  265,000
 (CCE Inc.) Series 1989 I, 4.35%,
 LOC Nat'l. City Bank, Columbus  845,000  845,000
 (Carpenter/ Clapp & Haney Tool Co.)
 Series 1987 P, 4.35%,
 LOC Bank One, Columbus  325,000  325,000
 (Cole Tool & Die) Series 1988 H, 4.35%,
 LOC Bank One, Columbus  165,000  165,000
 (Corpad Head Co.) Series 1988 II, 4.35%,
 LOC PNC Bank, Ohio  495,000  495,000
 (Die Matic Inc.) Series 1987 O, 4.35%,
 LOC Bank One, Columbus  270,000  270,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Ind. Dev. Rev. VRDN (b): - continued
 (Dramex Int'l., Inc.):
  Series 1988 I, 4.35%, LOC Bank One, Columbus $ 1,000,000 $ 1,000,000
  Series 1988 II, 4.35%, LOC PNC Bank, Ohio  200,000  200,000
 (EPIC Technologies Inc.) Series 1988 D, 4.35%,
 LOC Bank One, Columbus  220,000  220,000
 (Gary W. James) Series 1986 B, 4.35%,
 LOC Nat'l. City Bank, Cleveland  240,000  240,000
 (HGN Realty/Shalmet Ohio, Inc.) Series 1989 III A, 4.35%,
 LOC Nat'l. City Bank, Columbus, Columbus  1,640,000  1,640,000
 (Hydro Tube Corp.) 4.35%,
 LOC Nat'l. City Bank, Columbus  85,000  85,000
 (K&S Realty) Series 1989 I, 4.35%,
 LOC Nat'l. City Bank, Columbus  275,000  275,000
 (K&S Realty/Starr Fabricating, Inc.) Series 1989 III, 4.35%,
 LOC Nat'l. City Bank, Columbus  230,000  230,000
 (Kaufmans Bakery) Series 1987 K, 4.35%,
 LOC Bank One, Columbus  695,000  695,000
 (Midwest Acoust-A-Fiber, Inc.) Series 1989 I, 4.35%,
 LOC Nat'l. City Bank, Columbus  480,000  480,000
 (Morrow Macke Realty) Series 1988 C, 4.35%,
 LOC Bank One, Columbus  560,000  560,000
 (Oak Printing) Series 1991, 4.35%,
 LOC Nat'l. City Bank, Columbus  300,000  300,000
 (Plasticos Co.) Series 1989 IIIA, 4.35%,
 LOC Nat'l. City Bank, Columbus  545,000  545,000
 (Prentke Romich) Series 1989 III, 4.35%,
 LOC Nat'l. City Bank, Columbus  70,000  70,000
 (SBD Properties Co.) Series 1986 L, 4.35%,
 LOC Nat'l. City Bank, Cleveland  180,000  180,000
 (Samuel and Annie Sherman) Series 1989 III A, 4.35%,
 LOC Nat'l. City Bank, Columbus  250,000  250,000
 (Sheffield Steel) Series 1988 B, 4.35%,
 LOC Bank One, Columbus  35,000  35,000
 (Southwest Fin. Svcs.) Series 1986 J, 4.35%,
 LOC Nat'l. City Bank, Cleveland  70,000  70,000
 (Standby Screw) Series 1991 IA, 4.35%,
 LOC Nat'l. City Bank, Columbus  650,000  650,000
 (Steubenville Area) Series 1988 II, 4.35%,
 LOC PNC Bank, Ohio  330,000  330,000
 (Thomas K. Issacs) Series 1990 IB, 4.35%,
 LOC Nat'l. City Bank, Columbus  175,000  175,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Ind. Dev. Rev. VRDN (b): - continued
 (United Steel Svc.) Series 1988 J, 4.35%,
 LOC Bank One, Columbus $ 560,000 $ 560,000
 (VRE Inc.) Series 1988 F, 4.35%,
 LOC Bank One, Columbus  170,000  170,000
 (Walker-Williams Lumber Co.) Series 1989 IIIA, 4.35%,
 LOC Nat'l. City Bank, Columbus  1,010,000  1,010,000
 (Wooster Iron Metal Co.) Series 1988 R, 4.35%,
 LOC Bank One, Columbus  335,000  335,000
Ohio Mental Health Cap. Facs. Bonds
Series 2 1996 B, 5% 6/1/97  1,900,000  1,908,797
Ohio Wtr. Dev. Auth. Poll. Cont. Rev. Bonds:
 Rfdg. (Cleveland Elec.) Series PJT 1988 A,
 3.55%, tender 3/10/97 (FGIC Insured)  2,435,000  2,435,000
 (Duquesne Light Co. Proj.):
  3.50%, tender 2/26/97, LOC Toronto Dominion (b)  3,800,000  3,800,000
  3.50%, tender 3/7/97, LOC Toronto Dominion (b)  2,000,000  2,000,000
  3.55%, tender 4/15/97, LOC Toronto Dominion (b)  1,000,000  1,000,000
 (Ohio Edison) 3.80%, tender 5/1/97,
 LOC Union Bank of Switzerland (b)  3,500,000  3,500,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev.
(American Steel & Wire Corp.) 4.50%,
LOC Bank of America, Illinois, VRDN (b)  3,900,000  3,900,000
Paulding County Solid Waste Disposal Rev.
(Lafarge Corp. Proj.) Series 1996, 5.25%,
LOC Royal Bank of Canada, VRDN (b)  1,000,000  1,000,000
Ross County Hosp. Facs. Rev. (Medical Center Hosp. Proj.)
Series 1995, 4.25% LOC Fifth Third Bank, VRDN  3,000,000  3,000,000
Seven Hills BAN Series 1, 4% 2/6/97  1,660,000  1,660,315
Sharonville Ind. Dev. Rev. (Xtec, Inc.) Series 1991, 4.35%,
LOC Fifth Third Bank, VRDN (b)  800,000  800,000
Solon Ind. Dev. Rev. (Cleveland Twist Drill Co.) Series 1995,
4.50%, LOC NationsBank, VRDN (b)  1,000,000  1,000,000
Springdale BAN 4.50% 9/19/97  2,000,000  2,005,622
Springfield BAN 4.60% 8/14/97  1,500,000  1,504,438
Springfield City School Dist. Rfdg. (Clark County)
3.65% 12/1/97  540,000  540,000
Stark County Ind. Dev. Rev. (Liquid Cont. Corp. Proj.)
Series 1987, 4.30%, LOC Bank One, Akron, VRDN (b)  350,000  350,000
Stow County BAN 4% 12/18/97  1,940,000  1,946,286
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Student Loan Funding Corp. Rev. VRDN (b):
 Series 1990-A1, 4.20%,
 LOC Nat'l. Westminster Bank PLC $ 5,700,000 $ 5,700,000
 Series 1990-A2, 4.20%,
 LOC Nat'l. Westminster Bank PLC  9,700,000  9,700,000
 Series 1990-A3, 4.20%,
 LOC Nat'l. Westminster Bank PLC  6,400,000  6,400,000
Summit County Ind. Dev. Rev. Bonds (b):
 (Kuchar Proj.) 3.95%, tender 4/1/97,
 LOC Bank One Akron   470,000  470,000
 (SGS Tool Co. Proj.) 3.80%, tender 4/1/97,
 LOC Bank One, Akron  1,800,000  1,800,000
 (Spark Tec Int'l. Proj.) Series 1989, 3.90%, tender
 5/1/97, LOC Bank One, Akron  265,000  265,000
Summit County Ind. Dev. Rev. VRDN:
 (Hampshire Properties) 4.3%, LOC Key Bank Nat'l (b) 1,140,000 1,140,000 (Kaiser Dev. Proj.) 4.3%, LOC Bank One, Akron 850,000 850,000
 (Keltec Inc. Proj.) Series 1987, 4.30%,
 LOC Bank One, Akron (b)  360,000  360,000
 (Kuchar Proj.) Series 1987, 4.30%,
 LOC Bank One, Akron (b)  955,000  955,000
 (Mannix County Proj.) Series 1987, 4.30%,
 LOC Bank One, Akron (b)  1,985,000  1,985,000
 (Triumph Holdings Proj.) 4.40%, LOC Nat'l. City Bank (b)  1,835,000
1,835,000
Trumbull County Ind. Dev. Rev. (McDonald Steel Corp.)
Series 1990, 4.25%, LOC PNC Bank, VRDN (b)  2,000,000  2,000,000
Twinsburg Ind. Dev. Rev. (United Stationers, Inc. Proj.)
5.15%, LOC PNC Bank, VRDN (b)  2,700,000  2,700,000
Union County Gen. Oblig. BAN 4.50% 6/27/97  1,000,000  1,002,329
Univ. of Cincinnati BAN Series AA, 3.89% 3/20/97  2,300,000  2,301,390
Van Wert County Ind. Dev. Auth. Rev.
(Toledo Molding & Die Inc.) Series 1994, 4.30%
LOC Bank One, Columbus VRDN (b)  3,315,000  3,315,000
Wadsworth City BAN 3.8% 12/19/97  1,600,000  1,600,000
Warren County Ind. Dev. Rev. (Johnson & Hardin Enterprise)
Series 1990 A, 4.25%, LOC PNC Bank, Ohio, VRDN (b)  3,000,000  3,000,000
Washington County BAN 4.25% 11/05/97  1,385,000  1,389,500
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Washington County Ind. Dev. Rev.
(Forma Scientific, Inc. Proj.) 4.25%,
LOC Bank One, Akron, VRDN (b) $ 400,000 $ 400,000
Wood County Ind. Dev. Rev.
(TL Industries & AMPP Inc. Proj.)
4.40%, LOC Nat'l. City Bank, VRDN (b)  2,000,000  2,000,000
TOTAL INVESTMENTS - 100%   $ 327,549,422
Total Cost for Income Tax Purposes  $ 327,549,422
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At December 31, 1996, the fund had a capital loss carryforward of approximately $79,000 of which $5,000, $6,000, $11,000, $7,000 and $50,000 will expire on December 31, 1998, 2000, 2002, 2003 and 2004, respectively. During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 50.21% of the fund's income dividends was subject to the federal alternative minimum tax.
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in securities, at value -                                      $ 327,549,422
See accompanying schedule

Cash                                                                       3,896,842

Interest receivable                                                        2,167,146

 TOTAL ASSETS                                                              333,613,410

LIABILITIES

Payable for investments purchased                           $ 5,812,360

Distributions payable                                        21,786

Accrued management fee                                       104,785

Other payables and accrued expenses                          81,559

 TOTAL LIABILITIES                                                         6,020,490

NET ASSETS                                                                $ 327,592,920

Net Assets consist of:

Paid in capital                                                           $ 327,672,301

Accumulated net realized gain (loss) on investments                        (79,381)

NET ASSETS, for 327,672,301 shares outstanding                            $ 327,592,920

NET ASSET VALUE, offering price and redemption price                       $1.00
per share ($327,592,920 (divided by) 327,672,301 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                       $ 11,295,418

EXPENSES

Management fee                                          $ 1,231,605

Transfer agent, accounting and custodian fees            567,787
and expenses

Non-interested trustees' compensation                    1,182

Registration fees                                        38,623

Audit                                                    17,653

Legal                                                    2,646

Miscellaneous                                            1,746

 Total expenses before reductions                        1,861,242

 Expense reductions                                      (27,115)      1,834,127

NET INTEREST INCOME                                                    9,461,291

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                (49,874)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 9,411,417


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,
                                                           1996             1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 9,461,291      $ 9,823,353
Net interest income

 Net realized gain (loss)                                   (49,874)         (7,269)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            9,411,417        9,816,084
FROM OPERATIONS

Distributions to shareholders from net interest income      (9,461,291)      (9,823,353)

Share transactions at net asset value of $1.00 per share    616,078,137      442,960,400
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     9,169,404        9,431,453

 Cost of shares redeemed                                    (593,825,109)    (457,855,477)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            31,422,432       (5,463,624)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   31,372,558       (5,470,893)

NET ASSETS

 Beginning of period                                        296,220,362      301,691,255

 End of period                                             $ 327,592,920    $ 296,220,362


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED DECEMBER 31,

                                   1996                       1995        1994        1993        1992

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000
of period

Income from Investment              .030                       .034        .025        .021        .028
Operations
Net interest income

Less Distributions

 From net interest income           (.030)                     (.034)      (.025)      (.021)      (.028)

Net asset value, end of period     $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN A                      3.08%                      3.48%       2.50%       2.09%       2.81%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 327,593                  $ 296,220   $ 301,691   $ 262,371   $ 270,248
(000 omitted)

Ratio of expenses to average        .60%                       .61%        .57%        .59%        .58%
net assets                                                                                        B

Ratio of expenses to average        .59%                       .61%        .57%        .59%        .58%
net assets after expense           C
reductions

Ratio of net interest income to     3.03%                      3.42%       2.48%       2.07%       2.78%
average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Ohio Municipal Income Fund (the income fund) (formerly Fidelity Ohio Tax-Free High Yield Portfolio)is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) (formerly Fidelity Ohio Money Market Portfolio) is a fund of Fidelity Municipal Trust
II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income and the money market fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $160,847,113 and $162,292,870, respectively.
The market value of futures contracts opened and closed during the period amounted to $35,378,127 and $35,128,030, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fees were equivalent to an annual rate of .40% of average net assets for the income and money market funds.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $478,032 and $166,150 for the income fund and $483,895 and $63,897 for the money market fund, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .12% and .16% of average net assets for the income fund and the money market fund, respectively.
Money market fund shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $8,370.
5. EXPENSE REDUCTIONS.
Each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the custodian and transfer agent fees were reduced by $4,808 and $27,115, for the income and money market funds respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Ohio Municipal Income Fund (formerly Fidelity Ohio Tax-Free High Yield Portfolio) and Fidelity Ohio Municipal Money Market Fund (formerly Fidelity Ohio Municipal Money Market Portfolio):
We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Trust: Fidelity Ohio Municipal Income Fund (formerly Fidelity Ohio Tax-Free High Yield Portfolio) and Fidelity Municipal Trust
II: Fidelity Ohio Municipal Money Market Fund (formerly Fidelity Ohio Municipal Money Market Portfolio), including the schedule of portfolio investments, as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Trust: Fidelity Ohio Municipal Income Fund and Fidelity Municipal Trust II: Fidelity Ohio Municipal Money Market Fund as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 4, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Ohio Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
 2/10/97 2/7/97 $0.04

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President -
INCOME FUND
Sarah H. Zenoble, Vice President -
MONEY MARKET FUND
Scott A. Orr, Vice President -
MONEY MARKET FUND
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant
Treasurer - MONEY MARKET FUND
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Edward H. Malone *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress 1-800-544-5555
SM
 AUTOMATED LINES FOR QUICKEST SERVICE
* INDEPENDENT TRUSTEES

(2_FIDELITY_LOGOS)FIDELITY

INSURED MUNICIPAL INCOME FUND

ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     22   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    26   Notes to the financial statements.

REPORT OF INDEPENDENT    29   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns.
An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns for the past ten years would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Insured Municipal Income                       3.68%    39.48%   98.55%

Lehman Brothers Insured Municipal Bond Index   4.25%    43.62%   n/a

Insured Municipal Debt Funds Average           2.83%    38.35%   97.69%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Insured Municipal Bond Index - a total return performance benchmark for municipal bonds that are backed by insurers with Aaa/AAA ratings and have maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the insured municipal debt funds average, which reflects the performance of 51 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. Both benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Insured Municipal Income                       3.68%    6.88%    7.10%

Lehman Brothers Insured Municipal Bond Index   4.25%    7.51%    n/a

Insured Municipal Debt Funds Average           2.83%    6.70%    7.04%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970114 120321 S00000000000001
             Insured Muni Income         LB Municipal Bond
             00013                       LB015
  1986/12/31      10000.00                    10000.00
  1987/01/31      10245.86                    10301.10
  1987/02/28      10324.19                    10351.78
  1987/03/31      10216.29                    10242.05
  1987/04/30       9547.19                     9728.11
  1987/05/31       9449.03                     9679.85
  1987/06/30       9592.72                     9964.06
  1987/07/31       9682.42                    10065.69
  1987/08/31       9737.74                    10088.34
  1987/09/30       9194.44                     9716.38
  1987/10/31       9381.98                     9750.78
  1987/11/30       9612.76                    10005.37
  1987/12/31       9790.45                    10150.55
  1988/01/31      10262.99                    10512.11
  1988/02/29      10348.09                    10623.22
  1988/03/31      10043.89                    10499.99
  1988/04/30      10101.74                    10579.79
  1988/05/31      10129.66                    10549.22
  1988/06/30      10301.99                    10703.55
  1988/07/31      10358.96                    10773.34
  1988/08/31      10396.96                    10782.82
  1988/09/30      10591.81                    10977.99
  1988/10/31      10867.50                    11171.20
  1988/11/30      10695.86                    11068.87
  1988/12/31      10885.87                    11182.11
  1989/01/31      11056.94                    11413.35
  1989/02/28      10934.40                    11283.13
  1989/03/31      10934.51                    11256.16
  1989/04/30      11231.90                    11523.38
  1989/05/31      11448.56                    11762.72
  1989/06/30      11603.57                    11922.46
  1989/07/31      11698.29                    12084.72
  1989/08/31      11582.71                    11966.42
  1989/09/30      11542.52                    11930.76
  1989/10/31      11667.47                    12076.67
  1989/11/30      11858.59                    12288.01
  1989/12/31      11914.51                    12388.53
  1990/01/31      11836.59                    12329.93
  1990/02/28      11954.60                    12439.66
  1990/03/31      11967.05                    12443.40
  1990/04/30      11810.73                    12353.31
  1990/05/31      12107.11                    12622.98
  1990/06/30      12205.87                    12733.94
  1990/07/31      12394.10                    12921.12
  1990/08/31      12191.99                    12733.51
  1990/09/30      12248.68                    12740.77
  1990/10/31      12429.31                    12971.88
  1990/11/30      12723.95                    13232.75
  1990/12/31      12757.99                    13290.31
  1991/01/31      12940.30                    13468.67
  1991/02/28      13029.90                    13585.85
  1991/03/31      12992.97                    13590.74
  1991/04/30      13141.36                    13771.49
  1991/05/31      13279.22                    13893.92
  1991/06/30      13243.88                    13880.17
  1991/07/31      13432.78                    14049.23
  1991/08/31      13586.91                    14234.26
  1991/09/30      13766.45                    14419.59
  1991/10/31      13887.39                    14549.36
  1991/11/30      13907.97                    14589.95
  1991/12/31      14234.70                    14903.05
  1992/01/31      14243.93                    14937.03
  1992/02/29      14250.68                    14941.81
  1992/03/31      14213.81                    14947.34
  1992/04/30      14334.88                    15080.37
  1992/05/31      14522.11                    15257.87
  1992/06/30      14755.47                    15513.90
  1992/07/31      15218.20                    15979.00
  1992/08/31      15013.32                    15823.21
  1992/09/30      15097.86                    15926.69
  1992/10/31      14750.10                    15770.13
  1992/11/30      15181.44                    16052.58
  1992/12/31      15360.89                    16216.47
  1993/01/31      15554.65                    16405.07
  1993/02/28      16307.44                    16998.44
  1993/03/31      16091.40                    16818.77
  1993/04/30      16268.94                    16988.47
  1993/05/31      16332.57                    17083.94
  1993/06/30      16633.10                    17369.08
  1993/07/31      16627.00                    17391.83
  1993/08/31      17040.50                    17753.93
  1993/09/30      17247.95                    17956.14
  1993/10/31      17226.34                    17990.80
  1993/11/30      17022.83                    17832.30
  1993/12/31      17487.65                    18208.74
  1994/01/31      17689.49                    18416.68
  1994/02/28      17155.45                    17939.69
  1994/03/31      16225.76                    17209.19
  1994/04/30      16268.94                    17355.12
  1994/05/31      16476.36                    17505.59
  1994/06/30      16304.03                    17398.63
  1994/07/31      16675.30                    17717.55
  1994/08/31      16710.95                    17778.85
  1994/09/30      16417.25                    17517.86
  1994/10/31      16065.44                    17206.74
  1994/11/30      15680.40                    16895.64
  1994/12/31      16136.38                    17267.52
  1995/01/31      16759.97                    17761.02
  1995/02/28      17331.33                    18277.51
  1995/03/31      17515.45                    18487.52
  1995/04/30      17514.44                    18509.34
  1995/05/31      18070.69                    19099.97
  1995/06/30      17792.32                    18933.80
  1995/07/31      17949.03                    19113.29
  1995/08/31      18183.50                    19355.65
  1995/09/30      18290.30                    19478.17
  1995/10/31      18588.19                    19761.38
  1995/11/30      18947.32                    20089.22
  1995/12/31      19149.75                    20282.28
  1996/01/31      19308.18                    20435.41
  1996/02/29      19157.54                    20297.47
  1996/03/31      18851.40                    20038.07
  1996/04/30      18768.01                    19981.36
  1996/05/31      18736.07                    19973.37
  1996/06/30      18927.27                    20190.88
  1996/07/31      19104.23                    20374.62
  1996/08/31      19085.42                    20369.73
  1996/09/30      19342.97                    20654.90
  1996/10/31      19587.29                    20888.51
  1996/11/30      19977.72                    21270.77
  1996/12/31      19855.20                    21181.43
IMATRL PRASUN   SHR__CHT 19961231 19970114 120325 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Insured Municipal Income Fund on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $19,855 - a 98.55% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,181 - a 111.81% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994   1993   1992

Dividend return               4.93%    5.97%    5.01%     5.77%    6.13%

Capital appreciation return   -1.25%   12.70%   -12.74%    8.08%   1.78%

Total return                  3.68%    18.67%   -7.73%    13.85%   7.91%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.63(cents)   28.37(cents)   57.42(cents)

Annualized dividend rate                 4.58%         4.79%          4.88%

30-day annualized yield                  4.52%         -              -

30-day annualized tax-equivalent yield   7.06%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.89 over the past month, $11.76 over the past six months and $11.76 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Solid demand helped municipal
bonds perform better than their
investment-grade taxable
counterparts in 1996, even
though new issue supply saw
one of its strongest years ever.
For the year, the Lehman
Brothers Municipal Bond Index -
a broad measure of the municipal
bond market - had a total return
of 4.43%. In comparison, the
Lehman Brothers Aggregate
Bond Index - a broad measure
of the performance of the U.S.
taxable bond market - had a
total return of 3.63%. Demand for
munis came from both insurance
companies and individual
investors. The diminishing
likelihood of significant tax reform
in the near future also helped
support the muni market. Like
most domestic bonds, munis
were affected by
stronger-than-expected signs of
strength in the economy early in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the
point that munis entered the fall
trading at expensive levels
relative to their taxable
counterparts. At that point and
through October, the
performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits. That
sell-off subsided somewhat in
November and December, when
munis outperformed comparable
Treasury securities. However,
even though demand helped
buoy munis somewhat in
December, munis were caught in
the overall bond market
downdraft caused by conflicting
economic data and renewed
fears that inflation might lead the
Federal Reserve Board to raise
short-term interest rates.
An interview with George Fischer, Portfolio Manager of Fidelity Insured Municipal Bond Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the year ending December 31, 1996, the fund had a total return of 3.68%. For the same period, the insured municipal debt funds average, as tracked by Lipper Analytical Services, returned 2.83%, while the Lehman Brothers Insured Municipal Bond Index returned 4.25%.
Q. HOW DID YOU POSITION THE FUND DURING THE PERIOD?
A. I kept a relatively heavy weighting - compared to the fund's benchmark - in intermediate-maturity bonds (those with maturities of 10-20 years), while keeping the fund's holdings in longer-maturity bonds (more than 20 years) and shorter-maturity bonds (less than five years) relatively light. I did that because of the shape of the yield curve, which measures the difference in yields among bonds with various maturities. Throughout the year the yield curve was quite flat in the longer-term end of the curve. That meant the difference in yield between bonds with intermediate maturities and those with longer maturities was small, or narrow. In my view, the incremental yield longer-term bonds offered didn't adequately compensate investors for the added risk they carried, and I felt that the intermediate bonds looked better from a risk/reward basis. As for shorter-term securities, their low yields relative to intermediates made them less attractive.
Q. WHICH TYPES OF BONDS HELPED THE FUND'S PERFORMANCE?
A. In the second half of the period, interest rates fell and the fund profited from its relatively heavy weighting in zero coupon bonds. Zeros, as they're known, make no periodic interest payments but, instead, are sold at a deep discount to their face value. Many market participants tend to avoid zeros partly because they generally fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zeros rise more rapidly in value because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall.
Q. DID YOU MAKE ANY DRAMATIC CHANGES IN THE WAY THE FUND'S HOLDINGS ARE ALLOCATED AMONG SECTORS OR STATES DURING THE PAST SIX MONTHS?
A. Not really. The fund's state and sector concentrations at the end of the period look similar to six months earlier. But of particular note is that during 1996 I re-evaluated many of the fund's electric utilities and health care holdings. Both industries are facing ever-increasing amounts of competition, and the future calls for even more of the same. So, within each of those sectors I've concentrated on owning those electric utilities or hospitals that I believe can do well in a more competitive environment.
Q. WHICH INVESTMENTS DIDN'T TURN OUT AS YOU WOULD HAVE LIKED?
A. Non-callable bonds, which can't be redeemed by their issuer before maturity, were disappointing. The pay-off for owning non-callable bonds occurs when interest rates are volatile, in contrast to 1996 when rates remained in a relatively tight range. What's more, non-callable bonds provide less yield than callable bonds.
Q. WHAT'S YOUR OUTLOOK?
A. I think that municipals continue to represent a good long-term value for investors seeking tax-free income. If the stock market loses its luster, investors may start looking to the bond markets to provide a new home for their investments. Even though bond yields are low on a historical basis, they may look attractive compared to falling stock prices. More investor money coming into the municipal market would likely be a positive for municipal prices. But given the municipal market's recent strong gains, I don't see a huge amount of across-the-board price appreciation without significant declines in interest rates. As a result, income should be a more important part of a bond's total return. Still, there are always opportunities to make money. So I'll concentrate on doing careful research
- with the help of Fidelity's credit and quantitative research group - to uncover those opportunities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks high current
income free from federal
income tax with preservation
of capital
FUND NUMBER: 013
TRADING SYMBOL: FMUIX
START DATE: November 13, 1985
SIZE: as of December
31, 1996, more than $330
million
MANAGER: George Fischer,
since 1995; manager,
Fidelity Advisor Municipal
Bond Fund, since 1995;
municipal bond analyst, 1989
to 1993; joined Fidelity in
1989
(checkmark)
GEORGE FISCHER ON MUNICIPAL
BOND INSURANCE:
"Of the total amount of new
municipal bonds issued in
1996, roughly half were
insured. That was relatively
high compared to previous
years, and I view it as a
positive in managing an
insured fund because it
affords me more choices.
"It's important for
shareholders to realize that
insured bond prices, like other
bond prices, rise and fall with
interest rate moves, supply
and demand, and other
factors. When a municipal
bond is insured, it means that
a bond's timely principal and
interest payments are
guaranteed by a municipal
bond insurer. That insurance
means that they carry the
highest credit rating, or Aaa
as rated by Moody's Investors
Service."
DISTRIBUTIONS
During the fiscal year ended
1996, 100% of the fund's
income dividends was free
from federal income tax, and
2.59% of the fund's income
dividends was subject to the
federal alternative minimum
tax.
INVESTMENT CHANGES


TOP FIVE STATES AS OF DECEMBER 31, 1996
                % OF FUND'S   % OF FUND'S
                INVESTMENTS   INVESTMENTS
                              6 MONTHS AGO

California      11.3          13.1

Texas           7.9           9.6

Massachusetts   8.9           8.7

Illinois        7.6           7.7

New York        5.1           5.7

TOP FIVE SECTORS AS OF DECEMBER 31, 1996
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                   6 MONTHS AGO

General Obligation   22.5          20.4

Electric Revenue     21.4          18.3

Health Care          14.3          14.8

Water & Sewer        8.9           9.6

Education            6.8           5.8

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years   13.7   14.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years    7.9    8.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996
Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 10.5
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 5, Value: 46.5
Row: 1, Col: 1, Value: 6.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 14.1
Row: 1, Col: 4, Value: 30.0
Row: 1, Col: 5, Value: 49.6
Aaa 86.5%
Aa, A 10.5%
Baa 0.0%
Short-term
investments 3.0%
Aaa 79.6%
Aa, A 14.1%
Baa 0.0%
Short-term
investments 6.3%
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 97.0%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALABAMA - 0.7%
Huntsville Gen. Oblig. Rfdg. Series D, 6% 8/1/08   $ 2,200,000 $ 2,334,750
ARIZONA - 0.8%
Arizona State Trans. Board Excise Tax Rev. Rfdg. 6% 7/1/05
(AMBAC Insured)    2,500,000  2,725,000
ARKANSAS - 0.3%
Little Rock Arpt. Passenger Facs. Charge Rev. 5.65% 5/1/16
(AMBAC Insured) (d)    1,075,000  1,130,088
CALIFORNIA - 10.7%
California Hsg. Fin. Agcy. Rev. (Home Mtg.) Series A,
5.30% 8/1/14 (MBIA Insured)    1,675,000  1,651,969
California Pub. Works Board Lease Gen. Oblig. Rev.:
Rfdg. (Dept. Corrections St. Prisons) Series A, 5%
 12/1/19 (AMBAC Insured)    1,450,000  1,352,125
 Unltd. Tax (Secretary of State) Series A, 6.50% 12/1/08
 (AMBAC Insured)    1,000,000  1,131,250
California Rural Home Mtg. Fin. Auth. Lease Rev. Series A,
4.45% 8/1/01 (MBIA Insured)    1,625,000  1,610,781
Compton Commty. Redev. Agcy. Gen. Oblig. Rfdg. Tax  Allocation
Series A, 6.50% 8/1/13 (FSA Insured)    4,000,000  4,325,000
Culver City Redev. Fin. Auth. Rev. Rfdg. Tax Allocation
4.90% 11/1/08 (AMBAC Insured)    3,305,000  3,209,981
East Bay Muni. Util. Dist. Wastewtr. Treatment Sys. Rev. Rfdg.
4.75% 6/1/21 (FGIC Insured)    2,300,000  2,035,500
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg. 4.75%
6/1/21 (FGIC Insured)    1,450,000  1,283,250
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series E,
6.50% 7/1/05 (MBIA Insured)    1,685,000  1,824,013
Oceanside Ctfs. of Prtn. Rfdg. (Oceanside Civic Ctr. Proj.)
6% 8/1/08 (MBIA Insured)    1,350,000  1,464,750
Pleasant Hill Jt. Pwrs. Fin. Auth. Lease Rev. (Cap. Impt. Prog.)
Series A, 5% 12/1/12 (MBIA Insured)    1,490,000  1,408,050
Sacramento City Fing. Auth.:
(Tax Allocation Proj.) (Cap. Appreciation) Series B,
 0% 11/1/07 (MBIA Insured)    1,810,000  1,036,225
 Lease Rev. Rfdg. Series A, 5.375%
 11/1/14 (AMBAC Insured)    4,000,000  3,980,000
San Francisco City & County Swr. Rev. Rfdg. 5.90%
10/1/07 (AMBAC Insured)    4,000,000  4,235,000
Santa Barbara Wtr. Rev. Rfdg. Series A, 4.80% 9/1/14
(AMBAC Insured)    1,400,000  1,272,250
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Univ. of California Rev. Rfdg. (Multiple Purpose Proj.) Series D,
6.10% 9/1/10 (MBIA Insured)   $ 1,000,000 $ 1,051,250
West & Central Basin Fing. Auth. Rev.  Rfdg.
(West Basin Rfdg. Proj.) Series A, 5% 8/1/13
(AMBAC Insured)    3,000,000  2,816,250
  35,687,644
COLORADO - 3.3%
Adams County School Dist. No. 12 Unltd. Tax Gen. Oblig.
Rfdg. (Thornton) 6.20% 12/15/10 (FGIC Insured)   1,000,000  1,058,750
Colorado Health Facs. Auth. Rev. (PSL Health Sys. Proj.)
Series A, 7.25% 2/15/16 (FSA Insured)
(Pre-Refunded to 2/15/01 @ 102) (e)    2,000,000  2,242,500
Colorado Univ. Hosp. Auth. Hosp. Rev. Series A,
6.25% 11/15/12 (AMBAC Insured)    1,000,000  1,061,250
Denver City & County School Dist. #1 Rfdg. Series A,
0% 12/1/08 (MBIA Insured)    10,400,000  5,499,000
Highlands Ranch Metropolitan Dist. #2 Rfdg.
(Cap. Guaranty) 6.50% 6/15/12 (FSA Insured)    1,000,000  1,110,000
Jefferson County Single Family Mtg. Rev. Series 1991 A,
8.875% 10/1/13 (MBIA Insured)    110,000  116,600
  11,088,100
CONNECTICUT - 2.3%
Connecticut Health & Edl. Facs. Auth. Rev. (St. Raphael Hosp.)
Series H, 5.25% 7/1/12 (AMBAC Insured)    3,035,000  3,035,000
Connecticut Resource Recovery Auth. Rev. 5.375% 11/15/10
(MBIA Insured)    2,100,000  2,081,625
Connecticut Spl. Tax Rev. (Trans. Infrastructure) 6% 10/1/06
(MBIA Insured)    2,500,000  2,696,875
  7,813,500
FLORIDA - 1.1%
Dade County Seaport Rev. Rfdg. Series 95,
6.20% 10/1/10 (MBIA Insured)    1,000,000  1,096,250
Gainesville Util. Sys. Rev. 5% 10/1/16    1,000,000  937,500
Lakeland Elec. & Wtr. Rev. Rfdg. (Jr. Sub. Lien)
6.50% 10/1/09 (FGIC Insured)    1,500,000  1,695,000
  3,728,750
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GEORGIA - 2.9%
Atlanta Downtown Dev. Auth. Rev. Rfdg.
(Underground Atlanta Proj.) 6.25% 10/1/12   $ 1,250,000 $ 1,314,063
Georgia Gen. Oblig.:
6.25% 4/1/04    1,660,000  1,828,075
 Series C, 6.50% 7/1/07    4,360,000  4,932,250
Georgia Muni. Elec. Pwr. Rev. Series O,
7.80% 1/1/20 (AMBAC Insured)    1,500,000  1,566,105
  9,640,493
HAWAII - 1.0%
Hawaii Gen. Oblig. Rfdg. Series BV, 7.25% 11/1/00   3,090,000  3,399,000
ILLINOIS - 7.6%
Chicago Gen. Oblig. Rfdg. Series A-2:
5.25% 1/1/01 (AMBAC Insured)    5,510,000  5,668,413
 6.25% 1/1/15 (AMBAC Insured)    4,885,000  5,275,800
Chicago O'Hare Int'l. Arpt. Rev. Rfdg. (Gen. Arpt. Proj.)
(2nd Lien) Series A:
 6.375% 1/1/12 (MBIA Insured)    1,000,000  1,068,750
  6.375% 1/1/15 (MBIA Insured)    1,200,000  1,278,000
Chicago Residential Mtg. Rev. Rfdg. (Cap. Appreciation)
Series B, 0% 10/1/09 (MBIA Insured)    6,290,000  2,602,488
Cook County Commty. College Dist. #508 Series C,
7.70% 12/1/07 (MBIA Insured)    2,500,000  3,053,125
Illinois Health Facs. Auth. Rev. (Swedish American Hosp.)
5.375% 11/15/13 (AMBAC Insured)    3,000,000  2,857,500
Illinois Reg'l. Trans. Auth. Series C, 7.75% 6/1/13
(FGIC Insured)    2,045,000  2,533,244
Illinois Toll Hwy. Auth. Hwy. Rev. 6% 1/1/09
(FGIC Insured)    1,000,000  1,063,750
  25,401,070
INDIANA - 2.2%
Indiana Health Facs. Fing. Auth. Hosp. Rev. Rfdg.
(Columbus Reg'l. Hosp.) 7% 8/15/15
(FSA Insured)    2,000,000  2,290,000
Indiana Muni. Pwr. Agcy. (Pwr. Supply Sys. Rev.) Series B,
5.50% 1/1/16 (MBIA Insured)    2,000,000  1,982,500
Indianapolis Arpt. Auth. Rev. Rfdg. Series A,
5.60% 7/1/15 (FGIC Insured)    1,000,000  992,500
Jasper County Poll. Cont. Rev. Rfdg. (Northern Indiana Pub. Svc.)
7.10% 7/1/17 (MBIA Insured)    2,000,000  2,165,000
  7,430,000
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
KANSAS - 2.4%
Labette County Mtg. Loan Rev. Series A, 6.25% 5/1/12
(GNMA Coll.)   $ 1,170,000 $ 1,221,585
Reno County Mtg. Rev. Rfdg. (Single Family) Series B,
8.70% 9/1/11    565,000  605,963
Wichita Hosp. Rev. Series III-A, 6.465% 10/20/17
(MBIA Insured)    6,000,000  6,307,500
  8,135,048
KENTUCKY - 1.3%
Jefferson County Hosp. Rev. (Alliant Health Sys. Proj.)
6.367% 10/9/08 (FGIC Insured)    4,000,000  4,285,000
LOUISIANA - 1.1%
East Baton Rouge Parish Sales & Use Tax Series ST-A,
4.80% 2/1/12 (FGIC Insured)    1,000,000  920,000
New Orleans Gen. Oblig. Rfdg. (Cap. Appreciation)
0% 9/1/09 (AMBAC Insured)    3,000,000  1,511,250
New Orleans Pub. Impt. Unltd. Tax 7% 9/1/19
(FGIC Insured) (Pre-Refunded to 9/1/02 @ 100)  (e)   1,000,000  1,118,750
  3,550,000
MARYLAND - 1.3%
Montgomery County Gen. Oblig. 5.60% 7/1/04    2,775,000  2,941,500
Washington D.C. Metropolitan Area Trans. Auth. Gross Rev.
Rfdg. 5.25% 7/1/14 (FGIC Insured)    1,300,000  1,269,125
  4,210,625
MASSACHUSETTS - 8.9%
Boston Gen. Oblig. Series A:
4.875% 9/1/09 (FSA Insured)    1,000,000  958,750
 4.875% 9/1/11 (FSA Insured)    1,925,000  1,809,500
Boston Metropolitan Dist. Gen. Oblig. Rfdg.
8% 12/1/03 (MBIA Insured)    1,260,000  1,497,825
Chelsea Gen. Oblig. (School Proj. Loan Account 1948)
7% 6/15/03 (AMBAC Insured)    1,160,000  1,306,450
Haverhill Gen. Oblig. Rfdg. Series A, 6.70% 9/1/10
(AMBAC Insured)    5,000,000  5,381,250
Holyoke Gen. Oblig. Ltd. Tax 8.15% 6/15/06 (MBIA Insured)
(Pre-Refunded to 6/15/02 @ 103) (e)    2,205,000  2,629,463
Massachusetts Health & Edl. Facs. Auth. Rev.:
(Bentley College) Series H, 6.90% 7/1/21 (MBIA Insured)  6,720,000
7,350,000
 (New England Med. Ctr.) Series G, 5.375%
 7/1/24 (MBIA Insured)    300,000  287,250
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Edl. Facs. Auth. Rev.: - continued
 (Northeastern Univ.) Series B, 7.60% 10/1/10
 (AMBAC Insured)   $ 1,000,000 $ 1,072,500
 Rfdg. (Massachusetts Gen. Hosp.) Series F,
 6.25% 7/1/12 (AMBAC Insured)    2,000,000  2,182,500
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev. 5% 7/1/10 (AMBAC Insured)    1,930,000  1,826,263
Palmer Gen. Oblig. Rfdg. 5.50% 10/1/10
(MBIA Insured)    3,500,000  3,500,000
  29,801,751
MICHIGAN - 1.8%
Jackson County Hosp. Fin. Auth. Hosp. Rev. Rfdg.
(WA Foote Memorial Hosp.) Series A, 4.75% 6/1/15
(FGIC Insured)    2,000,000  1,792,500
Michigan Bldg. Auth. Rev. Series II, 6.25% 10/1/20
(MBIA Insured)    1,100,000  1,145,375
Michigan Hosp. Fin. Auth. Rev. Rfdg. (Sisters of Mercy
Health Corp.) 5.375% 8/15/14 (MBIA Insured)    3,000,000  2,966,250
  5,904,125
MINNESOTA - 4.1%
Edina Hosp. Sys. Rev. (Fairview Hosp.) Series A,
7.125% 7/1/19 (MBIA Insured)    2,780,000  2,991,975
Minneapolis & St. Paul Hsg. & Redev. Auth. Healthcare
Sys. Rev. Rfdg. (Healthspan Health Sys. Corp.)
Series A, 4.75% 11/15/18 (AMBAC Insured)    1,000,000  878,750
Minneapolis Health Care Facs. Rev. Rfdg. (Fairview Hosp. &
Healthcare) Series A, 5.30% 11/15/08
(MBIA Insured)    1,000,000  996,250
Minnesota Univ. Rfdg. 4.80% 8/15/03    5,000,000  5,000,000
St. Cloud Hosp. Facs. Auth. Rev. Rfdg. (St. Cloud Hosp. Proj.)
Series C, 5.25% 10/1/13 (AMBAC Insured)    2,000,000  1,927,500
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.
Series B, 6% 1/1/04 (AMBAC Insured)    1,890,000  2,024,663
  13,819,138
MONTANA - 0.5%
Montana Univ. Rev. 5.375% 11/15/17
(MBIA Insured)    1,750,000  1,723,750
NEW JERSEY - 2.8%
New Jersey Health Care Facs. Fin. Auth. Rev.
(Christ Hosp. Group Issue) 7% 7/1/06
(Connie Lee Insured)    1,635,000  1,874,119
New Jersey Tpk. Auth. Tpk. Rev. Rfdg. Series C,
6.50% 1/1/09 (AMBAC Insured) (f)    1,000,000  1,123,750
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
Passaic County Utils. Auth. Solid Waste Disp. Resource
Recovery Rev. Rfdg. 0% 3/1/00 (MBIA Insured)   $ 5,880,000 $ 5,115,600
Warren County Poll. Cont. Fing. Auth. Resource Recovery Rev.
6.55% 12/1/06 (MBIA Insured)    1,000,000  1,103,750
  9,217,219
NEW MEXICO - 3.0%
Albuquerque Arpt. Rev. Rfdg. (Sub. Lien) Series A,
6.70% 7/1/18 (AMBAC Insured) (c)(d)    2,500,000  2,650,000
Albuquerque Refuse Removal & Disp. Resource Recovery Rev.
Rfdg. 5.25% 7/1/09 (AMBAC Insured)    2,600,000  2,616,250
Los Alamos County Inc. Util. Sys. Rev. Rfdg. Series A,
6% 7/1/15 (FSA Insured)    3,000,000  3,082,500
Rio Rancho Wtr. & Wastewtr. Rev. Series A,
5.90% 5/15/15 (FSA Insured)    1,600,000  1,632,000
  9,980,750
NEW YORK - 5.1%
New York City Ind. Dev. Agcy. (Japan Airlines Co. Ltd. Proj.)
Series 91, 6% 11/1/15, LOC Morgan Guaranty
Trust Co. (FSA Insured) (d)    1,000,000  1,027,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Series B, 5.875% 6/15/26    3,000,000  3,000,000
New York City Trust Cultural Residential Rev. (Museum of
Modern Art) Series One, 5% 1/1/00
(AMBAC Insured)    2,125,000  2,167,500
New York State Dorm. Auth. Lease Rev. Rfdg. (State Univ.
Dorm. Facs.) Series A, 6% 7/1/03 (AMBAC Insured)   2,500,000  2,678,125
New York State Dorm. Auth. Rev. Rfdg. (State Univ. Edl. Facs.)
Series A, 5.25% 5/15/15 (AMBAC Insured)    2,500,000  2,446,875
New York State Local Gov't. Assistance Corp. Rfdg.:
Series C, 5.50% 4/1/17    1,000,000  998,750
 Series E, 6% 4/1/14    2,000,000  2,147,500
New York State Med. Care Facs. Fing. Agcy. Rev.
(Mtg. Proj.) Series A, 6.20% 2/15/15 (FHA Insured)   1,500,000  1,554,375
New York State Urban Dev. Corp. Rev. 5.10% 1/1/09
(AMBAC Insured)    1,000,000  992,500
  17,013,125
NORTH CAROLINA - 0.9%
North Carolina Muni. Pwr. Agcy. #1 Rfdg. Rev. (Catawba Elec.)
5% 1/1/18 (MBIA Insured)    3,300,000  3,036,000
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NORTH DAKOTA - 2.8%
Mercer County Poll. Cont. Rev. Rfdg. (Basin Electric Pwr.)
(Antelope Valley Station Proj.) 7.20% 6/30/13
(AMBAC Insured)   $ 6,500,000 $ 7,710,625
North Dakota Hsg. Fin. Agcy. Rev. (Fing. Prog.- Home
Mtg. Fing. Proj.) Series C, 3.85% 4/3/97
(FGIC Insured) (d)    1,700,000  1,701,598
  9,412,223
OHIO - 1.2%
Cleveland Pub. Pwr. Sys. Rev. 5% 11/15/20
(MBIA Insured)    4,425,000  4,104,188
OREGON - 0.9%
Josephine County School Dist. #7 5.75% 6/1/06
(FGIC Insured)    1,000,000  1,063,750
Portland Swr. Sys. Rev. Series A, 6.25% 6/1/15    1,875,000  1,968,750
  3,032,500
PENNSYLVANIA - 2.6%
Cambria County Hosp. Dev. Auth. Hosp. Rev. Rfdg. & Impt.
(Conemaugh Valley Hosp.) Series 1992 B,
6.375% 7/1/18 (Connie Lee Insured)    1,500,000  1,565,625
Pennsylvania Convention Ctr. Auth. Rev. Series A,
6.70% 9/1/16 (FGIC Insured) (Escrowed to Maturity)  (e)  2,000,000
2,282,500
Pennsylvania Hsg. Fin. Agcy. Rfdg.:
(Multi-Family Section 8) Series C, 8.10% 7/1/13
 (FHA Insured)    2,000,000  2,170,000
 (Single Family Mtg.) Series 51, 5.65% 4/1/20 (d)   1,500,000  1,503,750
Philadelphia Wtr. & Wastewtr. Rev. 6.25% 8/1/09
(MBIA Insured)    1,230,000  1,348,388
  8,870,263
SOUTH CAROLINA - 3.6%
Lexington County Health Svcs. Dist. Inc. Hosp. Rev.
7% 10/1/08 (FSA Insured)    3,000,000  3,285,000
Richland County Hosp. Facs. Rev. (Commty. Provider
Pooled Loan) Series A, 7.125% 7/1/17
(FSA Insured) (Escrowed to Maturity) (e)    1,500,000  1,640,625
South Carolina Ed. Assistance Auth. Insured Student Loan
Rev. 6.625% 9/1/06 (d)    2,000,000  2,107,500
South Carolina Gen. Oblig. 5.75% 8/1/04    2,300,000  2,463,875
South Carolina Svc. Auth. Rev. (Forward Deal Settlement)
6.25% 1/1/03 (AMBAC Insured)    2,500,000  2,696,875
  12,193,875
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
SOUTH DAKOTA - 0.3%
South Dakota Lease Rev. Rfdg. (Trust Cfts.) Series A,
6.625% 9/1/12 (FSA Insured)   $ 1,000,000 $ 1,103,750
TENNESSEE - 2.4%
Knox County Health Edl. & Hsg. Facs. Rev. Rfdg.
(Sanders Alliance Hosp. Facs.) Series C, 5.75% 1/1/14
(MBIA Insured)    2,000,000  2,050,000
Metropolitan Gov't. Nashville & Davidson County Wtr. &
Swr. Rev. Rfdg. (Cap. Appreciation) 0% 1/1/12
(FGIC Insured) (a)    5,600,000  6,048,000
  8,098,000
TEXAS - 7.3%
Austin Util. Sys. Rev. Rfdg. (Cap. Appreciation)
0% 11/15/10 (AMBAC Insured)    2,400,000  1,110,000
Dallas Independent School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation) 0% 8/15/07 (PSF Insured)    3,810,000  2,205,038
Fort Bend Independent School Dist. Gen. Oblig.
7% 2/15/05 (PSF Insured)    2,500,000  2,856,250
Houston Wtr. & Swr. Sys. Rev. Rfdg. (Sr. Lien) Series C,
0% 12/1/06 (AMBAC Insured)    6,735,000  4,066,256
Matagorda County Navigation Dist. # 1 Rev. Rfdg.
(Houston Lt. & Pwr. Proj.) Series C, 7.125% 7/1/19
(FGIC Insured)    1,700,000  1,825,375
San Antonio Elec. & Gas Rev. Rfdg. (Cap. Appreciation)
Series B, 0% 2/1/10 (FGIC Insured)    14,000,000  6,772,500
San Antonio Gen. Impt. Rfdg. (Cap. Appreciation)
Series C, 0% 8/1/06    1,920,000  1,176,000
Spring Independent School Dist. 4.875% 8/15/10
(PSF Insured)    1,500,000  1,426,875
Texas A & M Univ. Permanent Univ. Fund Rfdg.
5.60% 7/1/05    1,000,000  1,057,500
Texas Pub. Fin. Auth. Bldg. Rev. Rfdg. (Cap. Appreciation)
Series 1990, 0% 2/1/12 (MBIA Insured)    4,400,000  1,903,000
  24,398,794
UTAH - 3.7%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev. Rfdg.:
Spl. Oblig. Sixth Series B:
 6.50% 7/1/05 (MBIA Insured)    2,000,000  2,222,500
  6.50% 7/1/10 (MBIA Insured)    1,000,000  1,111,250
 Series B, 5.75% 7/1/16 (MBIA Insured) (c)    5,760,000  5,709,600
 Series C, 6% 7/1/02 (MBIA Insured)    3,000,000  3,195,000
  12,238,350
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
VIRGINIA - 1.2%
Virginia Beach Dev. Auth. Hosp. Facs. Rev.
(Virginia Beach Gen. Hosp. Proj.):
 6% 2/15/12 (AMBAC Insured)   $ 2,150,000 $ 2,289,750
  6% 2/15/13 (AMBAC Insured)    1,460,000  1,549,425
Virginia Hsg. Dev. Auth. Residential Mtg.
(Single Family Mtg.) (Cap. Appreciation)
Series 1983 B, 0% 9/1/14    1,215,000  195,117
  4,034,292
WASHINGTON - 4.4%
Benton County Pub. Util. Dist. #1 Elec. Rev. Rfdg.
6% 11/1/04 (AMBAC Insured)    1,740,000  1,866,150
Washington Pub. Pwr. Supply Sys. Rev. Rfdg.:
Nuclear Proj. #1 Series B, 7.25% 7/1/12 (FGIC Insured)  1,500,000
1,665,000
 Nuclear Proj. #2:
 5.55% 7/1/10 (FGIC Insured)     8,000,000  7,830,000
  Series A, 6% 7/1/07    2,500,000  2,637,500
 Nuclear Proj. #3 Series B, 7% 7/1/05 (FGIC Insured)   750,000  807,188
  14,805,838
WYOMING - 0.5%
Wyoming Muni. Pwr. Agcy. Pwr. Supply Rev. Rfdg.
Series A, 6.125% 1/1/16 (MBIA Insured)    1,500,000  1,561,875
TOTAL MUNICIPAL BONDS
(Cost $313,497,851)   324,908,874
MUNICIPAL NOTES (B) - 3.0%
CALIFORNIA - 0.6%
Los Angeles Unified School Dist. Tax & Rev. Series B,
4.50% 9/30/97 TRAN    2,000,000  2,014,520
MARYLAND - 0.5%
Montgomery County Hsg. Opportunities Commty. Single
Family Mortgage Rev. Participating VRDN, Series PA-40,
4.20% (Liquidity Facility Merrill Lynch & Co., Inc.) (g)   1,500,000
1,500,000
MISSOURI - 0.2%
Missouri Higher Ed. Loan Auth. Student Loan Rev.
Series 1988A, 4.25%, LOC National Westminster
Bank PLC, VRDN (d)    700,000  700,000
MUNICIPAL NOTES (B) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW MEXICO - 0.5%
Alburquerque Arpt. Rev. (Sub. Lien) Series 1996-A,
4.10%, LOC Bayerische Landesbank Girozent,
VRDN (d)   $ 1,700,000 $ 1,700,000
TEXAS - 0.6%
Brazos River Auth. Poll. Cont. Rev. Rfdg. (Util. Co. Proj.)
Series 1996-A, 5.05% BPA Bank of New York,
(AMBAC Insured) VRDN (d)    600,000  600,000
Texas Gen. Oblig. Series 1996, 4.75% 8/29/97 TRAN   1,500,000  1,513,020
  2,113,020
WEST VIRGINIA - 0.6%
Grant County Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.)
Series 1994 3.80%, tender 3/10/97    2,100,000  2,101,617
TOTAL MUNICIPAL NOTES
(Cost $10,114,598)   10,129,157
TOTAL INVESTMENTS - 100%
(Cost $323,612,449)  $ 335,038,031
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
5 Municipal Bond Index Futures Contracts   March, 1997 $ 580,313 $ 3,861
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.2%
SECURITY TYPE ABBREVIATIONS
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
2. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
3. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
4. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
5. Security collateralized by an amount sufficient to pay interest and principal.
6. Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,123,750.
7. Provides evidence of ownership in one or more underlying municipal bonds.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 95.1% AAA, AA, A 96.3%
Baa 0.0% BBB  0.0%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.0%
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  22.5%
Electric Revenue  21.4
Health Care  14.3
Water & Sewer   8.9
Education  6.8
Others (individually less than 5%)   26.1
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $323,612,656. Net unrealized appreciation aggregated $11,425,375, of which $12,399,165 related to appreciated investment securities and $973,790 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $2,242,000 all of which will expire on December 31, 2003. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (cost $323,612,449) -                  $ 335,038,031
See accompanying schedule

Cash                                                                       53,549

Interest receivable                                                        5,228,981

 TOTAL ASSETS                                                              340,320,561

LIABILITIES

Payable for investments purchased on                        $ 8,158,507
delayed delivery basis

Payable for fund shares redeemed                             1,157,747

Distributions payable                                        465,871

Accrued management fee                                       108,646

Payable for daily variation on futures contracts             5,625

Other payables and accrued expenses                          94,998

 TOTAL LIABILITIES                                                         9,991,394

NET ASSETS                                                                $ 330,329,167

Net Assets consist of:

Paid in capital                                                           $ 321,232,602

Accumulated undistributed net realized gain (loss) on                      (2,332,878)
investments

Net unrealized appreciation (depreciation) on                              11,429,443
investments

NET ASSETS, for 27,785,467 shares outstanding                             $ 330,329,167

NET ASSET VALUE, offering price and redemption price                       $11.89
per share ($330,329,167 (divided by) 27,785,467 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                           $ 18,558,830

EXPENSES

Management fee                                             $ 1,340,200

Transfer agent, accounting and custodian fees and           617,742
expenses

Non-interested trustees' compensation                       1,239

Registration fees                                           43,086

Audit                                                       41,490

Legal                                                       4,595

Miscellaneous                                               3,991

 Total expenses before reductions                           2,052,343

 Expense reductions                                         (3,740)        2,048,603

NET INTEREST INCOME                                                        16,510,227

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      1,239,258

 Futures contracts                                          181,614        1,420,872

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (6,249,484)

 Futures contracts                                          3,861          (6,245,623)

NET GAIN (LOSS)                                                            (4,824,751)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 11,685,476
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED       YEAR ENDED
                                                         DECEMBER 31,     DECEMBER 31,
                                                         1996             1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 16,510,227     $ 18,106,515
Net interest income

 Net realized gain (loss)                                 1,420,872        (1,009,852)

 Change in net unrealized appreciation (depreciation)     (6,245,623)      42,473,288

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          11,685,476       59,569,951
FROM OPERATIONS

Distributions to shareholders                             (16,510,227)     (18,106,515)
From net interest income

 From net realized gain                                   -                (238,199)

 TOTAL DISTRIBUTIONS                                      (16,510,227)     (18,344,714)

Share transactions                                        96,451,875       267,812,388
Net proceeds from sales of shares

 Reinvestment of distributions                            11,267,262       12,244,815

 Cost of shares redeemed                                  (129,582,316)    (283,816,209)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (21,863,179)     (3,759,006)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (26,687,930)     37,466,231

NET ASSETS

 Beginning of period                                      357,017,097      319,550,866

 End of period                                           $ 330,329,167    $ 357,017,097

OTHER INFORMATION
Shares

 Sold                                                     8,173,060        23,337,005

 Issued in reinvestment of distributions                  957,709          1,056,828

 Redeemed                                                 (11,003,240)     (24,640,528)

 Net increase (decrease)                                  (1,872,471)      (246,695)


FINANCIAL HIGHLIGHTS

                                    YEARS ENDED DECEMBER 31,

                                    1996                       1995        1994        1993 A      1992

SELECTED PER-SHARE DATA

Net asset value, beginning          $ 12.040                   $ 10.690    $ 12.370    $ 11.720    $ 11.630
of period

Income from Investment               .574                       .599        .627        .655        .689
Operations
Net interest income

 Net realized and                    (.150)                     1.358       (1.560)     .930        .200
 unrealized gain (loss)

 Total from investment               .424                       1.957       (.933)      1.585       .889
operations

Less Distributions

 From net interest income            (.574)                     (.599)      (.627)      (.655)      (.689)

 From net realized gain              -                          (.008)      (.120)      (.280)      (.110)

 Total distributions                 (.574)                     (.607)      (.747)      (.935)      (.799)

Net asset value, end of period      $ 11.890                   $ 12.040    $ 10.690    $ 12.370    $ 11.720

TOTAL RETURN C                       3.68%                      18.67%      (7.73)      13.85%      7.91%
                                                                           %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period           $ 330,329                  $ 357,017   $ 319,551   $ 448,396   $ 371,122
(000 omitted)

Ratio of expenses to average         .61%                       .61%        .58%        .61%        .63%
net assets

Ratio of expenses to average net     .60%                       .61%        .58%        .61%        .63%
assets after expense                B
reductions

Ratio of net interest income to      4.87%                      5.24%       5.52%       5.31%       5.91%
average net assets

Portfolio turnover rate              31%                        61%         56%         78%         69%


A EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Insured Municipal Income Fund (the fund) (formerly Fidelity Insured Tax-Free Portfolio) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions and market discount.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Any taxable gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market value of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchase and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the accompanying balance sheet under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $101,750,658 and $114,131,064, respectively.
3. PURCHASE AND SALES OF INVESTMENTS - CONTINUED
The market value of futures contracts opened and closed during the period amounted to $33,331,227 and $33,184,412, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets. TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. The Bank has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $448,327 and $147,373, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,997 and $1,743, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Insured Municipal Income Fund (formerly Fidelity Insured Tax-Free Portfolio):
We have audited the accompanying statement of assets and liabilities of Fidelity Municipal Trust: Fidelity Insured Municipal Income Fund (formerly Fidelity Insured Tax-Free Portfolio), including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Trust: Fidelity Insured Municipal Income Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 4, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
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OVERNIGHT EXPRESS
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100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
FIDELITY'S MUNICIPAL BOND FUNDS
Aggressive Municipal
California Insured Municipal Income
California Municipal Income
Insured Municipal Income
Limited Term Municipal Income
Massachusetts Municipal Income
Michigan Municipal Income
Minnesota Municipal Income
Municipal Income
New York Municipal Income
New York Municipal Income Insured
Ohio Municipal Income
Spartan Arizona Municipal Income
Spartan California Intermediate
Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Intermediate
Municipal Income
Spartan New York Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
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Product Information 1-800-544-8888
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 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE


SPARTAN(registered trademark)


(registered trademark)
PENNSYLVANIA
MUNICIPAL
FUNDS


ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS

CHECK PAGE NUMBERS !!!



PRESIDENT'S MESSAGE                                3     Ned Johnson on investing
                                                         strategies.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

 PERFORMANCE                                       4     How the fund has done over time.

 FUND TALK                                         7     The manager's review of fund
                                                         performance, strategy and outlook.

 INVESTMENT CHANGES                                10    A summary of major shifts in the
                                                         fund's investments over the past six
                                                         months
                                                         and one year.

 INVESTMENTS                                       11    A complete list of the fund's
                                                         investments with their market
                                                         values.

 FINANCIAL STATEMENTS                              18    Statements of assets and liabilities,
                                                         operations, and changes in net
                                                         assets,
                                                         as well as financial highlights.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                       22    How the fund has done over time.

 FUND TALK                                         24    The manager's review of fund
                                                         performance, strategy and outlook.

 INVESTMENT CHANGES                                26    A summary of major shifts in the
                                                         fund's investments over the past six
                                                         months
                                                         and one year.

 INVESTMENTS                                       27    A complete list of the fund's
                                                         investments with their market
                                                         values.

 FINANCIAL STATEMENTS                              32    Statements of assets and liabilities,
                                                         operations, and changes in net
                                                         assets,
                                                         as well as financial highlights.

NOTES                                              36    Notes to the financial statements.

REPORT OF INDEPENDENT                              39    The auditors' opinion.
ACCOUNTANTS


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns.
An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND



PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income, as measured by the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the past ten years total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                  PAST 1   PAST 5   PAST 10
                                                 YEAR     YEARS    YEARS

Spartan Pennsylvania Municipal Income Fu         4.01%    43.25%   104.23%
nd

Lehman Brothers Pennsylvania                     4.54%    n/a      n/a
 Municipal Bond Index

Pennsylvania Municipal Debt Funds                3.52%    40.13%   n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Pennsylvania Municipal Bond Index, which includes Pennsylvania investment-grade municipal bonds. To measure how the fund's performance stacked up against its peers, you can compare it to the Pennsylvania municipal debt funds average, which reflects the performance of 66 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                  PAST 1   PAST 5   PAST 10
                                                 YEAR     YEARS    YEARS

Spartan Pennsylvania Municipal Income Fu         4.01%    7.45%    7.40%
nd

Lehman Brothers Pennsylvania                     4.54%    n/a      n/a
 Municipal Bond Index

Pennsylvania Municipal Debt Funds                3.52%    6.98%    n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970109 112210 S00000000000001
             Spartan PA:  Muni Income    LB Municipal Bond
             00402                       LB015
  1986/12/31      10000.00                    10000.00
  1987/01/31      10280.24                    10301.10
  1987/02/28      10384.30                    10351.78
  1987/03/31      10294.52                    10242.05
  1987/04/30       9328.36                     9728.11
  1987/05/31       9207.78                     9679.85
  1987/06/30       9421.02                     9964.06
  1987/07/31       9596.10                    10065.69
  1987/08/31       9613.18                    10088.34
  1987/09/30       9014.97                     9716.38
  1987/10/31       8994.44                     9750.78
  1987/11/30       9256.00                    10005.37
  1987/12/31       9426.90                    10150.55
  1988/01/31       9900.32                    10512.11
  1988/02/29      10063.84                    10623.22
  1988/03/31       9755.77                    10499.99
  1988/04/30       9815.16                    10579.79
  1988/05/31       9884.41                    10549.22
  1988/06/30      10080.44                    10703.55
  1988/07/31      10147.42                    10773.34
  1988/08/31      10164.03                    10782.82
  1988/09/30      10386.30                    10977.99
  1988/10/31      10687.24                    11171.20
  1988/11/30      10594.01                    11068.87
  1988/12/31      10766.88                    11182.11
  1989/01/31      10918.50                    11413.35
  1989/02/28      10824.69                    11283.13
  1989/03/31      10821.98                    11256.16
  1989/04/30      11101.75                    11523.38
  1989/05/31      11303.10                    11762.72
  1989/06/30      11480.69                    11922.46
  1989/07/31      11591.28                    12084.72
  1989/08/31      11482.00                    11966.42
  1989/09/30      11444.40                    11930.76
  1989/10/31      11602.27                    12076.67
  1989/11/30      11739.42                    12288.01
  1989/12/31      11822.49                    12388.53
  1990/01/31      11757.20                    12329.93
  1990/02/28      11861.34                    12439.66
  1990/03/31      11863.27                    12443.40
  1990/04/30      11689.03                    12353.31
  1990/05/31      11980.83                    12622.98
  1990/06/30      12089.77                    12733.94
  1990/07/31      12247.66                    12921.12
  1990/08/31      12070.25                    12733.51
  1990/09/30      12131.24                    12740.77
  1990/10/31      12306.33                    12971.88
  1990/11/30      12570.40                    13232.75
  1990/12/31      12673.56                    13290.31
  1991/01/31      12838.42                    13468.67
  1991/02/28      12912.53                    13585.85
  1991/03/31      12940.83                    13590.74
  1991/04/30      13144.03                    13771.49
  1991/05/31      13300.78                    13893.92
  1991/06/30      13234.64                    13880.17
  1991/07/31      13432.18                    14049.23
  1991/08/31      13616.63                    14234.26
  1991/09/30      13774.92                    14419.59
  1991/10/31      13893.91                    14549.36
  1991/11/30      13931.27                    14589.95
  1991/12/31      14256.87                    14903.05
  1992/01/31      14295.33                    14937.03
  1992/02/29      14303.03                    14941.81
  1992/03/31      14301.96                    14947.34
  1992/04/30      14451.91                    15080.37
  1992/05/31      14632.32                    15257.87
  1992/06/30      14868.31                    15513.90
  1992/07/31      15336.05                    15979.00
  1992/08/31      15176.24                    15823.21
  1992/09/30      15257.49                    15926.69
  1992/10/31      15022.98                    15770.13
  1992/11/30      15381.06                    16052.58
  1992/12/31      15556.22                    16216.47
  1993/01/31      15761.16                    16405.07
  1993/02/28      16379.14                    16998.44
  1993/03/31      16192.52                    16818.77
  1993/04/30      16350.20                    16988.47
  1993/05/31      16450.20                    17083.94
  1993/06/30      16728.73                    17369.08
  1993/07/31      16708.24                    17391.83
  1993/08/31      17127.53                    17753.93
  1993/09/30      17379.33                    17956.14
  1993/10/31      17388.05                    17990.80
  1993/11/30      17239.54                    17832.30
  1993/12/31      17606.55                    18208.74
  1994/01/31      17836.04                    18416.68
  1994/02/28      17402.96                    17939.69
  1994/03/31      16637.22                    17209.19
  1994/04/30      16723.83                    17355.12
  1994/05/31      16912.08                    17505.59
  1994/06/30      16884.20                    17398.63
  1994/07/31      17156.38                    17717.55
  1994/08/31      17215.04                    17778.85
  1994/09/30      16970.93                    17517.86
  1994/10/31      16678.88                    17206.74
  1994/11/30      16282.18                    16895.64
  1994/12/31      16719.94                    17267.52
  1995/01/31      17232.16                    17761.02
  1995/02/28      17753.49                    18277.51
  1995/03/31      18004.37                    18487.52
  1995/04/30      18057.86                    18509.34
  1995/05/31      18540.29                    19099.97
  1995/06/30      18359.00                    18933.80
  1995/07/31      18519.76                    19113.29
  1995/08/31      18715.58                    19355.65
  1995/09/30      18926.12                    19478.17
  1995/10/31      19157.67                    19761.38
  1995/11/30      19458.54                    20089.22
  1995/12/31      19635.24                    20282.28
  1996/01/31      19828.87                    20435.41
  1996/02/29      19684.69                    20297.47
  1996/03/31      19414.20                    20038.07
  1996/04/30      19326.10                    19981.36
  1996/05/31      19296.34                    19973.37
  1996/06/30      19488.76                    20190.88
  1996/07/31      19665.45                    20374.62
  1996/08/31      19672.89                    20369.73
  1996/09/30      19906.10                    20654.90
  1996/10/31      20122.92                    20888.51
  1996/11/30      20492.44                    21270.77
  1996/12/31      20423.80                    21181.43
IMATRL PRASUN   SHR__CHT 19961231 19970109 112212 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Pennsylvania Municipal Income Fund on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $20,424 - a 104.24% increase on the initial investment. This assumes the fund is still owned on December 31, 1996, and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index - which reflects the performance of the investment-grade municipal bond market - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,181 - a 111.81% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally
move in the opposite
direction of interest rates. In
turn, the share price, return,
and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994   1993   1992

Dividend returns               5.01%    6.52%    5.73%     6.68%    7.00%

Capital appreciation returns   -1.00%   10.91%   -10.77%    6.49%   2.11%

Total returns                  4.01%    17.43%   -5.04%    13.17%   9.11%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee.
DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.42(cents)   26.05(cents)   52.01(cents)

Annualized dividend rate                 4.94%         4.95%          4.98%

30-day annualized yield                  4.81%         -              -

30-day annualized tax-equivalent yield   7.73%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.54 over the past month, $10.45 over the past six months and $10.45 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 37.79% combined effective 1996 federal and state tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Solid demand helped municipal
bonds perform better than their
investment-grade taxable
counterparts in 1996, even
though new issue supply saw
one of its strongest years ever.
For the year, the Lehman
Brothers Municipal Bond Index -
a broad measure of the municipal
bond market - had a total return
of 4.43%. In comparison, the
Lehman Brothers Aggregate
Bond Index - a broad measure
of the performance of the U.S.
taxable bond market - had a
total return of 3.63%. Demand for
munis came from both insurance
companies and individual
investors. The diminishing
likelihood of significant tax reform
in the near future also helped
support the muni market. Like
most domestic bonds, munis
were affected by
stronger-than-expected signs of
strength in the economy early in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the
point that munis entered the fall
trading at expensive levels
relative to their taxable
counterparts. At that point and
through October, the
performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits. That
sell-off subsided somewhat in
November and December, when
munis outperformed comparable
Treasury securities. However,
even though demand helped
buoy munis somewhat in
December, munis were caught in
the overall bond market
downdraft caused by conflicting
economic data and renewed
fears that inflation might lead the
Federal Reserve Board to raise
short-term interest rates.
An interview with Steven Harvey, Portfolio Manager of Spartan Pennsylvania Municipal Income Fund
Q. HOW DID THE FUND PERFORM, STEVE?
A. Even though the municipal bond market was volatile in 1996, the fund performed relatively well. For the year ending December 31, 1996, the fund had a total return of 4.01%. The Pennsylvania municipal debt funds average returned 3.52% for the same period, according to Lipper Analytical Services. Also for the 12-month period, the Lehman Brothers Pennsylvania Municipal Bond Index returned 4.54%.
Q. WHAT FACTORS HELPED THE FUND BEAT THE AVERAGE?
A. Non-callable bonds - which can't be redeemed by their issuer before maturity - did well during the year and helped the fund's performance. As interest rates fell throughout the past six months, investors began to seek bonds that would perform well in a declining rate environment. Therefore, they were willing to pay relatively high prices for non-callable bonds. As the year ended, I felt that investors were overpaying for some non-callable bonds, so I sold some of them to lock in significant gains.
Q. WHAT OTHER TYPES OF BONDS PERFORMED WELL?
A. Discount bonds also had a positive effect on performance, especially over the past six months. In the spring and summer, I was a buyer of discount bonds at a time when I thought their prices were cheap and didn't reflect their full value. The discount - or below par price - meant that the bond had very little DE MINIMUS protection, which in the municipal market means that the bond is not necessarily protected from the unfavorable tax treatment that can occur during certain market environments. Investors were worried that some discount bonds would be subject to taxable price appreciation, so they pushed discount bond prices quite low. But as interest rates fell, discount bonds performed quite well. More recently, I've sold some discount bonds to lock in their appreciation, and I've looked for opportunities in bonds selling closer to par, or face value.
Q. CAN YOU GIVE EXAMPLES OF SOME SPECIFIC BONDS THAT YOU FOUND ATTRACTIVE OVER THE PAST SIX MONTHS OR SO?
A. Sure. Philadelphia Gas Works is one holding that I added to recently. There are several reasons why I found this utility attractive. For one, Philadelphia continues to enjoy an economic rebound, which translated into increased energy usage. Another positive is last year's brutal winter weather, which increased demand for gas and is still having a positive effect on Philadelphia Gas Work's financial statements. Finally, the city has installed an entirely new management team at the utility, which has brought it a measure of efficiency, primarily in the collection of revenues.
Q. CONSOLIDATION AMONG HEALTH CARE PROVIDERS HAS BEEN A MAJOR TREND IN PENNSYLVANIA. HOW HAS THAT TREND AFFECTED YOUR STRATEGY?
A. Because of the consolidation among health care providers, particularly in the metropolitan Philadelphia area, I've put health care entities under a microscope, attempting to identify those hospitals that will benefit from consolidation and to weed out those that will suffer from it. I've concentrated on finding lower investment-grade hospitals that have a very attractive service mix or are located in a very attractive service area. I believe that the hospitals I've chosen for inclusion in the fund are stable, well-run hospitals with sound finances. One example is Crozer Chester Medical Center in Delaware County. And if the trend toward consolidation continues and any of the fund's holdings are acquired by stronger competitors at some point down the road, it would most likely be an added plus for the fund.
Q. WHAT'S YOUR OUTLOOK?
A. Over the past six months, we've experienced a healthy municipal bond market rally as interest rates have fallen. In my view, it may be unrealistic to expect the recent rally to continue at its recent pace. Therefore, the fund's returns likely will derive less from price appreciation and more from the income that the fund's holdings generate. However, I believe that with careful research I can identify situations that offer the potential for price appreciation based on positive events that would enhance their credit rating, while avoiding those with deteriorating credit quality.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high current
income exempt from federal
and Pennsylvania personal
income taxes by investing
normally in
investment-grade municipal
securities
TRADING SYMBOL: FPXTX
FUND NUMBER: 402
START DATE: August 6, 1986
SIZE: as of December 31, 1996,
more than $270 million
MANAGER: Steven Harvey,
since 1993; manager, Spartan
Maryland Municipal Income
Fund, since 1993; Fidelity
Ohio Municipal Income
Fund, since 1994; Fidelity
Massachusetts Municipal
Income and Spartan New
Jersey Municipal Income
funds, since 1996; joined
Fidelity in 1986
(checkmark)

STEVE HARVEY ON THE
PENNSYLVANIA ECONOMY:
"The Pennsylvania economy
has not recovered at the same
robust pace that other areas of
the country have enjoyed.
One of the things holding it back
is employment growth. In the
early 1990s, the state's
economy was driven primarily
by gains in the service sector,
particularly the health care
industry. But with consolidation
in the health care industry,
employment growth in that
sector has slowed dramatically.
Pennsylvania is trying to create
business-friendly policies to
help increase employment.
Governor Tom Ridge has
committed to reducing
business taxes and has put
forward a number of tax
incentives to create jobs and
grow small businesses. To
date, however, these
initiatives have not resulted in
a large amount of economic
growth."

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND



INVESTMENT CHANGES


TOP FIVE SECTORS AS OF DECEMBER 31, 1996
                        % OF FUND'S    % OF FUND'S INVESTMENT
                        INVESTMENTS    S
                                       IN THESE SECTORS
                                       6 MONTHS AGO

General Obligation      38.2           30.9

Water & Sewer           11.1           12.1

Escrowed/Pre-Refunded   10.8           12.8

Education               8.8            8.8

Health Care             7.1            7.8

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years   12.7   12.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1996
              6 MONTHS AGO

Years   7.1   7.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996
Aaa 55.8%
Aa, A 28.3%
Baa 11.8%
Ba, B 0.0%
Non-rated 3.4%
Short-term investments 0.7%
Aaa 55.6%
Aa, A 23.6%
Baa 12.5%
Ba, B 0.2%
Non-rated 3.4%
Short-term investments 4.7%
Row: 1, Col: 1, Value: 54.8
Row: 1, Col: 2, Value: 27.9
Row: 1, Col: 3, Value: 11.8
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.4
Row: 1, Col: 6, Value: 2.1
Row: 1, Col: 1, Value: 55.6
Row: 1, Col: 2, Value: 23.6
Row: 1, Col: 3, Value: 12.5
Row: 1, Col: 4, Value: 0.2
Row: 1, Col: 5, Value: 3.4
Row: 1, Col: 6, Value: 4.7
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

INVESTMENTS DECEMBER 31, 1996
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL BONDS - 99.3 %
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - 96.7 %
Allegheny County Gen. Oblig.
0% 4/1/11 (MBIA Insured) Aaa $ 2,560,000 $ 1,187,200
Allegheny County Higher Ed. Bldg. Auth. Rev.
(Duquesne Univ. Proj.) 6.50% 3/1/10,
(AMBAC Insured) Aaa  400,000  456,000
Allegheny County Hosp. Dev. Auth. Rev. Rfdg.
(South Side Hosp.) Series A, 8.75% 6/1/10
 (Pre-Refunded to 6/1/97 @ 100) (d) BBB  2,750,000  2,806,430
Allegheny County Ind. Dev. Auth. Rev.
(YMCA Pittsburgh Proj.) Series 1990,
8.75% 3/1/10 -  2,535,000  2,712,450
Allegheny County Residential Fin. Auth.
Mtg. Rev.:
  Series H, 8% 6/1/17 (GNMA Coll.) Aaa  200,000  206,500
  Series 1990, 7.95% 6/1/23
   (GNMA Coll.) (b) Aaa  1,390,000  1,450,813
Allegheny County San. Auth. Swr. Rev.:
 Series B, 7.50% 12/1/16 (FGIC Insured)
  (Pre-Refunded to 6/1/99 @ 100) (d) Aaa  750,000  806,250
 0% 12/1/12 (FGIC Insured) Aaa  2,260,000  926,600
Bethlehem Wtr. Auth. Rev. 6.25% 11/15/21
(MBIA Insured) (Pre-Refunded to
 11/15/01 @ 100) (d) Aaa  1,000,000  1,075,000
Delaware County Auth. Hosp. Rev.
 (Crozer-Chester Med. Ctr.):
  6% 12/15/09 Baa  1,000,000  1,001,250
  6% 12/15/20 Baa  6,700,000  6,465,500
Delaware County Gen. Oblig. Rfdg.
5.30% 11/15/01 Aa  2,200,000  2,285,250
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Proj.) Series A,
8.10% 12/1/13, LOC Bank of America
National Trust & Savings Aa  1,400,000  1,464,134
Erie County Series B, 6.75% 9/1/16
(FGIC Insured) (Pre-Refunded to
9/1/01 @ 100) (d) Aaa  1,000,000  1,093,750
Harrisburg Auth. Rev. (Pooled Bond Program)
Series I, 5.625% 4/1/15 (MBIA Insured) Aaa  6,000,000  6,000,000
Jenks Township Muni. Auth. Rev.
(Abraxas Group, Inc.) 8% 4/1/18 -  6,605,000  6,316,031
Lehigh County Gen. Purp. Auth. Rev.
(Hosp. Healtheast, Inc.) Series B, 9% 7/1/15
(Pre-Refunded to 7/1/97 @102) (d) A1  1,000,000  1,045,930
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
McKeesport Area School Dist. Rfdg. Series C,
5% 4/1/13 A $ 1,000,000 $ 937,500
Meadville Rfdg. Series B, 6% 10/1/05
(AMBAC Insured) Aaa  3,210,000  3,470,813
Northumberland County Auth. Commonwealth
Lease Rev. 0% 10/15/10, (MBIA Insured) Aaa  1,000,000  475,000
Pennsbury School Dist. Rfdg.:
 6% 8/15/05 (FGIC Insured) Aaa  1,605,000  1,753,463
 6.80% 8/15/14 (FGIC Insured)
 (Pre-Refunded to 8/15/04 @ 100) (d) Aaa  1,025,000  1,158,250
Pennsylvania Convention Ctr. Auth. Rev.
Rfdg. Series A:
  6.60% 9/1/09 (MBIA Insured) Aaa  9,150,000  10,099,313
  6.70% 9/1/14 (MBIA Insured) Aaa  3,965,000  4,391,238
  6.75% 9/1/19 (MBIA Insured) Aaa  3,420,000  3,787,650
Pennsylvania Gen. Oblig.:
 Unltd. Tax:
  Rfdg. Series 1:
   5.30% 5/1/04 A1  2,500,000  2,587,500
   5% 4/15/13 A1  7,665,000  7,243,425
 Series 1:
  6% 9/15/98 A1  2,000,000  2,062,500
  6% 9/15/01 A1  1,100,000  1,168,750
 Series 1-A, 6.75%, 1/1/11
 (Pre-Refunded to 1/1/01@ 101.50) (d) A1  1,100,000  1,203,125
 Series 2:
  5.50% 7/1/01 A1  4,135,000  4,290,063
  5.60% 7/1/02 A1  1,000,000  1,051,250
  0% 7/1/07 (AMBAC Insured) Aaa  1,770,000  1,039,875
  6.25% 7/1/10 A1  2,000,000  2,207,500
  6.25% 7/1/11 A1  1,200,000  1,318,500
 Series 3, 6.10% 11/15/04 (FGIC Insured) Aaa  1,000,000  1,090,000
 Series A:
  6.75% 5/1/98 (e) A1  1,000,000  1,033,750
  6.10% 11/15/03 (AMBAC Insured) Aaa  10,310,000  11,096,138
 5.10% 6/15/03 (MBIA Insured) Aaa  1,000,000  1,023,750
 6.125% 9/15/03 A1  2,000,000  2,165,000
 5% 9/1/09 A1  1,245,000  1,212,319
Pennsylvania Higher Ed. Assistance Agcy.
Student Loan Rev.:
  6.173% 3/1/22 (AMBAC Insured) (b) Aaa  4,000,000  4,035,000
  6.854% 9/1/26 (AMBAC Insured) (b) Aaa  2,000,000  2,087,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Higher Edl. Facs. Auth.
College & Univ. Rev. Rfdg.:
  (Carnegie-Mellon Univ.) 6% 11/1/05 AA- $ 1,000,000 $ 1,091,250
  (Univ. of Pennsylvania) Series A:
  6.50% 9/1/02 Aa  2,750,000  3,007,813
   6.50% 9/1/04 Aa  2,650,000  2,938,188
   5.90% 9/1/15 Aa  1,200,000  1,221,000
 (Pennsylvania Med. College Proj.) Series A,
 8.375% 3/1/11 (Pre-Refunded to
 3/1/99 @ 102) (d) Baa  900,000  993,375
 (Univ. of Pennsylvania):
  Series A, 7% 9/1/01 Aa  2,000,000  2,207,500
  Series B:
   Rfdg.:
    6.50% 9/1/02 Aa  1,950,000  2,132,813
    6.50% 9/1/04 Aa  2,100,000  2,328,375
   7% 9/1/05 Aa  2,000,000  2,302,500
Pennsylvania Higher Edl. Facs. Auth. Health
Services Rev. Rfdg. (Univ. of Pennsylvania)
Series A, 5.35% 1/1/08 Aa  4,000,000  4,055,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg.:
 Rfdg.:
  Series 51, 5.65% 4/1/20 Aa  2,875,000  2,882,188
  Series 53A, 5.40% 10/1/27 (b) Aa  1,000,000  1,005,000
 Series V, 7.8% 4/1/16 Aa  500,000  518,750
 6.10% 10/1/13 Aa  5,000,000  5,043,750
Pennsylvania Ind. Dev. Auth. Econ. Dev. Rev.:
 7% 7/1/06 (AMBAC Insured) Aaa  1,000,000  1,153,750
 7% 1/1/07 (AMBAC Insured) Aaa  1,500,000  1,728,750
 7% 7/1/07 (AMBAC Insured) Aaa  2,650,000  3,067,375
 5.80% 1/1/08 (AMBAC Insured) Aaa  2,000,000  2,117,500
 5.80% 7/1/09 (AMBAC Insured) Aaa  1,295,000  1,366,225
Pennsylvania Intergovernmental Coop. Auth.:
 Spl. Tax Rev.:
  Rfdg. Series A, 5% 6/15/15 A  3,500,000  3,220,000
  (Philadelphia City Funding Prog.)
  6.80% 6/1/22 (Pre-Refunded to
  6/15/02 @ 100) (d) Aaa  2,000,000  2,210,000
 6.75% 6/15/21 (FGIC Insured)
 (Pre-Refunded to 6/15/05 @ 100) (d) Aaa  2,190,000  2,474,700
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Turnpike Commission Rev:
 Rfdg. Series P, 5.70% 12/1/05 A1 $ 1,460,000 $ 1,534,825
 Series J, 7.20% 12/1/17 (FGIC Insured)
 (Pre-Refunded to 12/1/01 @ 102) (d) Aaa  1,000,000  1,133,750
 Series L, 6.25% 6/1/11 (AMBAC Insured) Aaa  3,000,000  3,165,000
 Series N, 5.50% 12/1/17 A1  2,000,000  1,940,000
Philadelphia Gas Wks. Rev. Rfdg. Series A-14:
 6.375% 7/1/14 Baa  3,550,000  3,678,688
 6.375% 7/1/26 Baa  5,905,000  6,082,150
Philadelphia Gen. Oblig.:
 Rfdg. 5.125% 5/15/03 (FGIC Insured) Aaa  8,000,000  8,190,000
 6.25% 5/15/10 (MBIA Insured) Aaa  3,200,000  3,436,000
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.
Rfdg.:
  6.15% 7/1/05 Baa  2,100,000  2,152,500
  6.25% 7/1/06 Baa  2,600,000  2,671,500
Philadelphia Muni. Auth. Rev.
(Muni. Svcs. Bldg. Lease):
  0% 3/15/11 (Cap. Guaranty Insured) Aaa  1,000,000  455,000
  0% 3/15/14 (Cap. Guaranty Insured) Aaa  7,360,000  2,796,800
Philadelphia Redev. Auth. Hsg. Rev.
Sub-Series 3, 8.125% 8/1/26,
(GNMA Coll.) AAA  45,000  48,263
Philadelphia Wtr. & Swr. Rev.:
 (Cap. Appreciation) 14th Series,
 0% 10/1/08 (MBIA Insured) Aaa  5,300,000  2,895,125
 16th Series, 7.50% 8/1/10 (Pre-Refunded
 to 8/1/01 @ 102) (d) Baa  3,000,000  3,416,250
Philadelphia Wtr. & Wastewtr. Rev.:
 6.75% 8/1/04 (MBIA Insured) Aaa  2,085,000  2,353,444
 6.75% 8/1/05 (MBIA Insured) Aaa  3,110,000  3,533,738
 6.25% 8/1/07 (MBIA Insured) Aaa  1,840,000  2,024,000
 5.65% 6/15/12 (FGIC Insured)  Aaa  7,000,000  6,930,000
Pittsburgh Gen. Oblig. Series A:
 Rfdg. 5.50% 9/1/14 (AMBAC Insured) Aaa  5,310,000  5,389,650
 5.875% 9/1/00 (MBIA Insured) Aaa  1,315,000  1,382,394
Pittsburgh School Dist. Series B:
 0% 8/1/07 (AMBAC Insured) Aaa  2,610,000  1,543,163
 0% 8/1/08 (AMBAC Insured) Aaa  2,000,000  1,117,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
 Rdfg. Series A:
  0% 9/1/04 (FGIC Insured)
  (Escrowed to Maturity) (d) Aaa $ 5,000,000 $ 3,425,000
  6.50% 9/1/13 (FGIC Insured) Aaa  10,000,000  11,250,000
Scranton Parking Auth. Parking Rev.
8.125% 9/15/14, LOC Northeastern Bank
(Pre-Refunded to 9/15/98 @ 100) (d) A  500,000  532,500
Southeastern Pennsylvania Transportation
Auth. Spl. Rev. Series A:
  6.50% 3/1/03 (FGIC Insured) Aaa  2,520,000  2,775,150
  6.50% 3/1/04 (FGIC Insured) Aaa  1,485,000  1,646,494
Westmoreland County Muni. Auth. Svc. Rev.
Series K, 0% 7/1/13 (FGIC Insured)
(Escrowed to Maturity) (d) Aaa  3,500,000  1,365,000
Wilson Area School Dist. (Cap. Appreciation):
 0% 5/15/09 (AMBAC Insured) Aaa  3,275,000  1,686,625
 0% 5/15/10 (AMBAC Insured) Aaa  3,280,000  1,582,600
 0% 5/15/11 (AMBAC Insured) Aaa  3,500,000  1,596,875
Wyoming Ind. Dev. Auth. Poll. Rfdg.
(Proctor & Gamble Paper Proj.)
5.55% 5/1/10 Aa  5,000,000  5,162,500
York City Swr. Auth. Swr. Rev. 0% 12/1/12
(MBIA Insured) Aaa  3,235,000  1,322,298
   260,568,844
PUERTO RICO - 2.6 %
Puerto Rico Commonwealth Urban
Renewal & Hsg. Corp. Rfdg.
7.875% 10/1/04 Baa  1,000,000  1,093,750
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.
Series P, 7% 7/1/21 (Pre-Refunded to
7/1/01 @102) (d) Aaa  4,000,000  4,495,000
Puerto Rico Ports Auth. Spl. Facs.
(American Airlines) Series A,
6.25% 6/1/26 Baa  1,500,000  1,546,875
   7,135,625
TOTAL MUNICIPAL BONDS
(Cost $259,545,458)   267,704,469
MUNICIPAL NOTES (A) - 0.7 %
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - 0.7%
Berks County Ind. Dev. Auth. Facs. Rev.
(Manufacturing Facs. - Ram Industries Proj.)
4.50% 12/1/11, LOC Corestates Bank,
VRDN (b) - $ 750,000 $ 750,000
Delaware County Ind. Dev. Auth. Arpt. Fac. Rev.
(United Parcel Svc. Proj.) Series 1985,
5.90%, VRDN A-1+  1,000,000  1,000,000
Schuylkill County. Ind. Dev. Auth.
(Pine Grove Landfill, Inc.) Series 1995,
5.70%, LOC Meridian Bank NA, VRDN (b) -  100,000  100,000
TOTAL MUNICIPAL NOTES
(Cost $1,850,000)   1,850,000
TOTAL INVESTMENTS - 100%
(Cost $261,395,458)  $ 269,554,469
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
20 Municipal Bond Contracts   March 1997 $ 2,336,694 $ 15,444
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.9%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $155,063.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 83.2% AAA, AA, A 83.1%
Baa 10.8% BBB  11.3%
Ba 0.0% BB  0.6%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 3.35%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  38.2%
Water and Sewer   11.1
Escrowed/Pre-Refunded  10.8
Education  8.8
Health Care  7.1
Others (individually less than 5%)  24.0
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $261,395,458. Net unrealized appreciation (depreciation) aggregated $8,159,011, of which $8,492,787 related to appreciated investment securities and $333,776 related to depreciated investment securities.
The fund hereby designates approximately $256,917 as a capital gain dividend for the purpose of the dividend paid deduction.
At December 31, 1996 the fund was required to defer approximately $1,726,445 of losses on futures contracts.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 8.28% of the fund's income dividends was subject to the federal alternative minimum tax.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (cost $261,395,458) -                 $ 269,554,469
See accompanying schedule

Interest receivable                                                       4,036,854

Receivable for daily variation on futures contracts                       22,500

 TOTAL ASSETS                                                             273,613,823

LIABILITIES

Payable to custodian bank                                   $ 123,443

Payable for investments purchased                            1,000,133

Payable for fund shares redeemed                             751,641

Distributions payable                                        634,737

Accrued management fee                                       123,100

Other payables and accrued expenses                          3,739

 TOTAL LIABILITIES                                                        2,636,793

NET ASSETS                                                               $ 270,977,030

Net Assets consist of:

Paid in capital                                                          $ 264,325,957

Accumulated undistributed net realized gain (loss)                        (1,523,382)
on investments

Net unrealized appreciation (depreciation) on                             8,174,455
investments

NET ASSETS, for 25,843,441 shares outstanding                            $ 270,977,030

NET ASSET VALUE, offering price and redemption price per                  $10.49
sh are ($270,977,030 (divided by) 25,843,441 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                           $ 15,228,094

EXPENSES

Management fee                                             $ 1,516,877

Non-interested trustees' compensation                       4,881

 Total expenses before reductions                           1,521,758

 Expense reductions                                         (61,652)       1,460,106

NET INTEREST INCOME                                                        13,767,988

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      2,591,704

 Futures contracts                                          (213,138)      2,378,566

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (5,824,734)

 Futures contracts                                          15,444         (5,809,290)

NET GAIN (LOSS)                                                            (3,430,724)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 10,337,264
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         DECEMBER 31,    DECEMBER 31,
                                                         1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 13,767,988    $ 15,573,846
Net interest income

 Net realized gain (loss)                                 2,378,566       (433,700)

 Change in net unrealized appreciation (depreciation)     (5,809,290)     27,933,708

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          10,337,264      43,073,854
FROM OPERATIONS

Distributions to shareholders                             (13,767,988)    (15,573,846)
From net interest income

 From net realized gain                                   (1,824,023)     -

 TOTAL DISTRIBUTIONS                                      (15,592,011)    (15,573,846)

Share transactions                                        21,774,414      39,446,593
Net proceeds from sales of shares

 Reinvestment of distributions                            11,734,811      11,652,492

 Cost of shares redeemed                                  (45,710,814)    (31,916,917)

 Redemption fees                                          8,045           13,800

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (12,193,544)    19,195,968
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (17,448,291)    46,695,976

NET ASSETS

 Beginning of period                                      288,425,321     241,729,345

 End of period                                           $ 270,977,030   $ 288,425,321

OTHER INFORMATION
Shares

 Sold                                                     2,081,780       3,861,028

 Issued in reinvestment of distributions                  1,121,799       1,130,166

 Redeemed                                                 (4,380,499)     (3,101,862)

 Net increase (decrease)                                  (1,176,920)     1,889,332



FINANCIAL HIGHLIGHTS

                                   YEARS ENDED DECEMBER 31,

                                   1996                       1995        1994        1993 C      1992

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 10.670                   $ 9.620     $ 11.130    $ 10.590    $ 10.370
of period

Income from Investment              .520                       .590        .652        .679        .693
Operations
Net interest income

 Net realized and unrealized        (.109)                     1.049       (1.201)     .679        .219
 gain (loss)

 Total from investment              .411                       1.639       (.549)      1.358       .912
operations

Less Distributions

 From net interest income           (.520)                     (.590)      (.652)      (.679)      (.693)

 From net realized gain             (.071)                     -           (.310)      (.140)      -

 Total distributions                (.591)                     (.590)      (.962)      (.819)      (.693)

Redemption fees added to paid       -                          .001        .001        .001        .001
in capital

Net asset value, end of period     $ 10.490                   $ 10.670    $ 9.620     $ 11.130    $ 10.590

TOTAL RETURN A                      4.02%                      17.44%      (5.04)      13.18%      9.11%
                                                                          %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 270,977                  $ 288,425   $ 241,729   $ 306,246   $ 242,375
(000 omitted)

Ratio of expenses to average        .55%                       .55%        .55%        .55%        .55%
net assets

Ratio of expenses to average        .53%                       .55%        .55%        .55%        .55%
net assets after expense           B
reductions

Ratio of net interest income to     4.98%                      5.73%       6.33%       6.13%       6.65%
average net assets

Portfolio turnover rate             53%                        49%         26%         38%         8%


A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND



PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and the effect of the fund's $5 account closeout fee. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the past five and ten years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                  PAST 1   PAST 5   PAST 10
                                                 YEAR     YEARS    YEARS

Spartan Pennsylvania Municipal                   3.21%    15.36%   48.99%
 Money Market

All Tax-Free Money Market Funds Average          2.98%    14.05%   44.79%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of 416 all tax-free money market funds tracked by IBC Financial Data, Inc. over the past one year. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.) AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Spartan Pennsylvania Municipal                 3.21%    2.90%    4.07%
 Money Market

All Tax-Free Money Market Funds Averag         2.98%    2.66%    3.77%
e

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      1/1/96   4/1/96   7/1/96   9/30/96   12/30/96

Spartan Pennsylvania       4.18%   3.08%   3.08%   3.39%   3.54%
Municipal Money Market



All Tax-Free               3.95%   2.87%   2.89%   3.18%   3.32%
Money Market Funds
Average



Spartan Pennsylvania       6.72%   4.95%   4.95%   5.45%   5.69%
Municipal Money Market -
Tax-equivalent


Row: 1, Col: 1, Value: 4.18
Row: 1, Col: 2, Value: 3.95
Row: 2, Col: 1, Value: 3.08
Row: 2, Col: 2, Value: 2.87
Row: 3, Col: 1, Value: 3.08
Row: 3, Col: 2, Value: 2.89
Row: 4, Col: 1, Value: 3.39
Row: 4, Col: 2, Value: 0.0
Row: 5, Col: 1, Value: 3.54
Row: 5, Col: 2, Value: 3.32
Spartan Pennsylvania
Municipal Money
Market
All Tax-Free Money
Market Funds
Average
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal and state income tax rate of 37.79%. A portion of the fund's income may be subject to the federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more
meaningful. Keep in mind that
the U.S. Government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Deborah Watson, Portfolio Manager of Spartan Pennsylvania Municipal Money Market Fund
Q. DEB, WHAT HAS THE INVESTMENT CLIMATE BEEN LIKE OVER THE PAST 12 MONTHS?
A. At the beginning of the period, most market participants expected the Fed to continue lowering the rate banks charge each other for overnight loans - known as the federal funds rate - due to a moderate rate of growth in the economy and mild inflationary pressures. These conditions helped persuade the Fed to continue pursuing monetary policy designed to stimulate economic growth. The Fed lowered the federal funds rate one-quarter percentage point in January 1996, bringing the rate down to 5.25%. In mid-February, Fed Chairman Alan Greenspan, testifying before Congress, surprised many by suggesting that the economy was in no need of further stimulus. Greenspan's opinion was reinforced dramatically in early March with the release of the February employment report, which came in much higher than expected. Market sentiment shifted, and a sharp sell-off in the bond market ensued. Over the past few months, however, signs of weakness in employment and a lack of inflationary pressures in price indices have kept the Fed on the sidelines, while the market has responded with lower rates.
Q. WHAT SORT OF STRATEGY DID THE FUND PURSUE THROUGH THIS CHANGING
ENVIRONMENT?
A. When the period began, the fund was well-positioned for a declining rate environment with an average maturity of 58 days. Through the spring, however, the maturity was allowed to roll down due to the expectation of higher rates and thin supply. By July, the supply picture changed dramatically and prices on money market instruments began to reflect anticipated rate increases by the Fed. I added longer-term securities, extending the fund's average maturity to 53 days. Since then, supply has been constrained, and I've maintained the maturity in the mid to high 50-day range, waiting for more concrete signals on the direction of the economy and Fed policy.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on December 31, 1996, was 3.56%, compared to 4.15% 12 months earlier. The latest yield was the equivalent of a taxable yield of 5.72% for Pennsylvania investors in the 37.79% combined federal and state tax bracket. The fund's total return during the 12-month period was 3.21%. That beat the total return of 2.98% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT DO YOU SEE HAPPENING OVER THE NEXT SIX MONTHS?
A. I anticipate the Fed will keep the fed funds rate stable at 5.25% probably through the first quarter of 1997. Until then, the market will be anxiously awaiting further signals on the economy as new data is released. However, I believe it is more probable that the next move will be for the Fed to raise the fed funds rate due to tightness in the labor market and the possibility for wages to increase, among other factors. That said, I will keep the average maturity fairly stable, in the 40-to 50-day range. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to seek high current
income exempt from federal
and Pennsylvania state
income tax by investing in
high-quality, short-term
municipal money market
securities, while maintaining
a $1.00 share price
TRADING SYMBOL: FPTXX
FUND NUMBER: 401
START DATE: August 6, 1986
SIZE: as of December 31,
1996, more than $242 million
MANAGER: Deborah Watson,
since 1989; various Fidelity
and Spartan municipal
money market funds, since
1985; joined Fidelity in 1982
(checkmark)
WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
long-term security that gives
the bond holder the option to
redeem the bond at face
value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND



INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            12/31/96           6/30/96            12/31/95

0 - 30      67                 83                 67

31 - 90     12                 3                  11

91 - 180    3                  7                  6

181 - 397   18                 7                  16

WEIGHTED AVERAGE MATURITY
                          12/31/96   6/30/96   12/31/95

Spartan Pennsylvania      55 days    44 days   58 days
 Municipal Money Market

All Tax-Free Money        51 days    50 days   53 days
 Market Funds Average *

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996

Row: 1, Col: 1, Value: 66.0
Row: 1, Col: 2, Value: 14.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 18.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 1, Value: 80.0
Row: 1, Col: 2, Value: 11.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 6.0
Row: 1, Col: 5, Value: 3.0
Variable rate
demand notes
(VRDNs) 66%
Commercial
paper 15%
Municipal
notes 18%
Other 1%
Variable rate
demand notes
(VRDNs) 80%
Commercial
paper 11%
Municipal
notes 6%
Other 3%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS DECEMBER 31, 1996
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - 100%
Allegheny County Hosp. Dev. Auth. Rev.
(St. Margaret Mem. Hosp.) Series 1992 A,
4.25%, LOC Mellon Bank, VRDN $ 8,865,000 $ 8,865,000
Allegheny County Ind. Dev. Auth. Commercial Dev. Rev. Rfdg.
(Parkway Ctr. Mall Proj.) Series 1994 A,
4.25%, LOC Mellon Bank, VRDN  1,900,000  1,900,000
Allegheny County Ind. Dev. Auth. Rev. VRDN:
 Rfdg. (Chelsea Industries, Inc.), Series 1994,
 4.15%, LOC First Nat'l. Bank of Boston  3,500,000  3,500,000
 (Union Elec. Steel Co. Proj.):
  Series 1996 A, 4.25%, LOC PNC Bank, VRDN (b)  3,120,000  3,120,000
  Series 1996 B, 4.25%, LOC PNC Bank (b)  1,000,000  1,000,000
Berks County Ind. Dev. Auth. Mfg. Facs. Rev. VRDN (b):
 (The Bachman Co. Proj.) Series 1994,
 4.50%, LOC CoreStates Bank  2,310,000  2,310,000
 (Grafika Commercial Printing Inc.)
 4.50%, LOC CoreStates Bank NA  1,655,000  1,655,000
Berks County Ind. Dev. Auth. Rev.:
 (Construction Fastener Proj.) Series 1996 B,
 4.50%, LOC CoreStates Bank, VRDN (b)  1,030,000  1,030,000
 (RAM Industries, Inc.) Series 1996,
 4.50%, LOC CoreStates Bank, VRDN (b)  2,800,000  2,800,000
 Bonds (Citizens Utilities) Series 1996,
 3.65%, tender 3/7/97 (b)  4,200,000  4,200,000
Bucks County Ind. Dev. Auth. (Associates Proj.) Series 1993,
4.50%, LOC CoreStates Bank, VRDN (b)  1,290,000  1,290,000
Butler County Ind. Dev. Auth. (Armco Proj.) Series 1996 A,
4.25%, LOC Chase Manhattan, VRDN (b)  700,000  700,000
Carbon County Ind. Dev. Auth. Resource Recovery Rev. Bonds:
 (Panther Creek Partners Proj.) (b):
  Series 1990 A, 3.65%, tender 2/19/97,
  LOC Nat'l. Westminster Bank PLC  2,800,000  2,800,000
  Series 1990 B, 3.60%, tender 2/14/97,
  LOC Nat'l Westminster Bank PLC  2,200,000  2,200,000
  Series 1991 A:
   3.55%, tender 4/9/97, LOC Nat'l Westminster PLC  3,200,000  3,200,000
   3.60%, tender 4/9/97, LOC Nat'l Westminster PLC  2,000,000  2,000,000
Chester County Health & Ed. Fac. Auth. Hosp. Rev. Bonds
Series 1996 A, 3.90% 7/1/97 (MBIA Insured)  1,165,000  1,165,000
Chester County Ind. Dev. Auth. Rfdg. Rev.
(General Motors Corp. Proj.) Series 1996, 5.25%, VRDN 800,000 800,000 Cumberland County Ind. Dev. Auth. (Lane Enterprises, Inc. Proj.)
4.50%, LOC CoreStates Bank, VRDN (b)  2,600,000  2,600,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Dauphin County Gen. Auth. Hosp. Rev.
(Reading Hosp. & Med. Ctr.) Series 1994 A,
4.30%, VRDN $ 1,000,000 $ 1,000,000
Delaware County Auth. Hosp. Rev.
(Crozer-Chester Med. Ctr.)
Series 1996, 4.03%, LOC Kriedietbank, VRDN  4,900,000  4,900,000
Delaware County Ind. Dev. Auth. Bonds (Philadelphia Elec.):
 Series 1988 A:
  3.50%, tender 1/14/97 (FGIC Insured)
  (Liquidity Facility Financial Guaranty Insurance Co.)  1,000,000
1,000,000
  3.50%, tender 3/6/97 (FGIC Insured)
  (Liquidity Facility Federal Guaranty Insurance Co.) 3,300,000 3,300,000 3.50%, tender 4/8/97 (FGIC Insured)
  (Liquidity Facility Federal Guaranty Insurance Co.) 2,000,000 2,000,000 Series 1988 B, 3.45%, tender 2/26/97 (FGIC Insured)
 (Liquidity Facility Federal Guaranty Insurance Co.) 2,200,000 2,200,000 Delaware Valley Reg. Fin. Auth. Local Gov't. Rev. VRDN:
 Series 1985 A, 4.15%, LOC Midland Bank PLC  1,300,000  1,300,000
 Series 1985 C, 4.15%, LOC Midland Bank PLC  3,600,000  3,600,000
 Series 1986, 4.15%, LOC Midland Bank PLC  300,000  300,000
Doylestown Hosp. Auth. Rev. Bonds (Doylestown Hosp.)
Participating VRDN, Series BT-63, 4.20% (AMBAC Insured)
(Liquidity Facility ADP) (c)  10,098,000  10,098,000
Emmaus Gen. Auth. Local Govt. Rev. Pool Prog. VRDN:
 Series 1989 E-7, 4.20%, LOC Midland Bank PLC  2,400,000  2,400,000
 Series 1989 G-7, 4.20%
(Liquidity Facility Midland Bank PLC)  3,000,000  3,000,000
Erie County Ind. Dev. Auth. Rev. (Carlisle Corp. Proj.)
Series 1993, 4.25%, LOC SunTrust Bank, VRDN (b)  1,000,000  1,000,000
Harrisburg Auth. Wtr. Rev. Participating VRDN, Series BT-193,
4.35% (Liquidity Facility Bankers Trust Company) (c) 6,000,000 6,000,000 Lancaster Higher Ed. Auth. College Rev.
(Franklin & Marshall College Proj.) Series 1995,
4.20%, VRDN  925,000  925,000
Langhorne-St. Mary Hosp. Auth.
(Franciscan Health Sys. Pooled Fin.)
Series B, 4.85%, LOC Toronto Dominion Bank  200,000  200,000
Lehigh County Ind. Dev. Auth. Poll. Cont. Rev.
(Allegheny Elec. Co.) VRDN:
  Series 1984 A, 3.65%, LOC Rabobank Nederland  500,000  500,000
  Series 1984 B, 3.65%, LOC Rabobank Nederland  1,000,000  1,000,000
Lycoming County Ind. Dev. Auth. (Coastal Aluminum Rolling
Mills) Series 1995, 4.50%, LOC CoreStates Bank (b)  1,910,000  1,910,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Montgomery County Ind. Dev. Auth. Rev.:
 (H.P. Cadwallader Inc. Proj.) Series 1995, 4.50%,
 LOC CoreStates Bank, VRDN (b) $ 1,120,000 $ 1,120,000
 (RJI Limited Proj.) Series 1992, 4.50%,
 LOC CoreStates Bank, VRDN (b)  1,820,000  1,820,000
 (Sirius Dev. Assoc. Proj.) 4.25%,
 LOC PNC Bank, VRDN (b)  1,500,000  1,500,000
 Bonds (Peco Energy Co.) Series 1996 A, 3.50%,
 tender 1/14/97, LOC Canadian Imperial Bank
 Of Commerce  1,000,000  1,000,000
Montour County Health Sys. Rev. (Geisinger Auth.)
Series 1992 B,5% (BPA Morgan Guaranty
Trust Co.) VRDN  2,000,000  2,000,000
North Lebanon Township Rev. (Grace Commty. Inc. Proj.)
Series 1992 B, 4.25%, LOC CoreStates Bank, VRDN  10,000  10,000
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN,
Series SG-30, 4.35% (Liquidity Facility Societe Generale,
France) (c)  10,000,000  10,000,000
Northampton County Ind. Dev. Auth. Rev. VRDN (b):
 (Victoria Vogue Proj.) 4.50%, LOC CoreStates Bank 2,885,000 2,885,000 (Bedford Park Proj.):
  Series 1996 A, 4.35%, LOC Harris Trust  2,105,000  2,105,000
  Series 1996 B, 4.45%, LOC Harris Trust  950,000  950,000
Northampton County Ind. Dev. Auth. Bonds
(Citizens Utilities Co. Proj.) Series 1991,
3.55%, tender 4/8/97 (b)  1,100,000  1,100,000
Northeastern Pennsylvania Hosp. & Ed. Auth.
(Allhealth Pool Fing.) 4.30%, LOC Chase
Manhattan Bank, VRDN  5,000,000  5,000,000
Northumberland County Ind. Dev. Auth. Rev. VRDN (b):
 (Foster Wheeler Mt. Carmel, Inc. Proj.):
 Series 1987 A, 4.20%, LOC Union Bank of Switzerland  17,095,000
17,095,000
  Series 1987 B, 4.20%, LOC Union Bank of Switzerland 1,140,000 1,140,000 Pennsylvania Econ. Dev. Fin. Auth. Rev. VRDN (b):
 (Henry Molded Prod. Inc.) Series 1992 A-4, 4.25%,
 LOC PNC Bank  800,000  800,000
 (Pappafava Proj. ) Series 1989 D-7, 4.25%,
 LOC PNC Bank  200,000  200,000
 (Payne Printery Proj.) Series 1989 B-8, 4.25%,
 LOC PNC Bank  275,000  275,000
 (Port Erie Plastics Proj.) Series 1989 D-9, 4.25%,
 LOC PNC Bank  500,000  500,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Econ. Dev. Fin. Auth. Rev. VRDN (b): - continued
 (Respironics Inc. Proj.) Series 1989 F, 4.25%,
 LOC PNC Bank $ 800,000 $ 800,000
Pennsylvania Econ. Dev. Fin. Auth. Econ. Dev. Rev. VRDN (b):
 (Esschem, Inc.) Series 1991 D-10, 4.25%,
  LOC PNC Bank, NA  700,000  700,000
 (Landmark) Series 1995 I-3, 4.25%,
  LOC PNC Bank, NA  2,100,000  2,100,000
 Series 1996 A-1, 4.25%, LOC PNC Bank, NA  675,000  675,000
 Series 1996 A-2, 4.25%, LOC PNC Bank, NA  2,100,000  2,100,000
 Series 1996 A-3, 4.25%, LOC PNC Bank, NA  1,000,000  1,000,000
 Series 1996 A-7, 4.25%, LOC PNC Bank, NA  750,000  750,000
 Series 1996 A-8, 4.25%, LOC PNC Bank, NA  1,100,000  1,100,000
 Series 1996 F-4, 4.25%, LOC PNC Bank, NA  1,000,000  1,000,000
Pennsylvania Econ. Dev. Fin. Auth. Ind. Dev. Rev. VRDN (b):
 (The Babcock & Wilcox Co. Proj.)
 Series 1989 A-2, 4.25%, LOC PNC Bank  4,850,000  4,850,000
 (Suntory Wtr. Group Proj.) Series 1992 D, 4.25%,
 LOC Wachovia Bank & Trust  4,900,000  4,900,000
Pennsylvania Gen. Oblig. Bonds 4.75% 6/15/97  2,000,000  2,007,304
Pennsylvania Higher Ed. Assistance Agcy. Student Loan Rev.
VRDN (b):
  Series 1988 A, 4.25%, LOC SLMA  4,600,000  4,600,000
  Series 1988 B, 4.25%, LOC SLMA  3,300,000  3,300,000
  Series 1988 C, 4.25%, LOC SLMA  2,700,000  2,700,000
Pennsylvania Higher Ed. Fac. Auth. (Carnegie Mellon Univ.)
Series 1995 A, 5% (BPA Morgan Guaranty/Union Bank of
Switzerland), VRDN   500,000  500,000
Pennsylvania TAN Series 1996-97, 4.50% 6/30/97  15,100,000  15,157,679
Philadelphia Hosp. Rev. (Children's Hosp. Proj.)
Series 1996 A, 5% (Liquidity Facility Morgan Guaranty
Trust Co., NY, VRDN  600,000  600,000
Philadelphia RAN (Southwark Plaza Proj.)
Series 1996, 3.85% 12/30/97, LOC Federal Guaranty
Insurance Co./Capital Market Svc.  8,000,000  8,000,704
Philadelphia School Dist. TRAN Series 1996-97,
4.50% 6/30/97  10,000,000  10,023,741
Philadelphia TRAN Series 1996-97, 4.50% 6/30/97  11,000,000  11,028,661
Pittsburgh Wtr. & Swr. Sys. Rev. Participating VRDN,
Series BTP-181, 4.15%
(Liquidity Facility Bankers Trust Co.) (c)  4,935,000  4,935,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Schuylkill County Ind. Dev. Auth. Rev. VRDN (b):
 (Craftex Mills Inc. Proj.) Series 1996, 4.50%,
 LOC CoreStates Bank, N.A $ 2,000,000 $ 2,000,000
 (Interlock Realty Co.) 4.40%, LOC Star Bank  300,000  300,000
 (Metal Sales Manufacturing Corp.) 4.30%, LOC Star Bank  1,350,000
1,350,000
 (Prime Packaging Inc. Proj.) Series 1995, 4.50%,
 LOC CoreStates Bank  2,000,000  2,000,000
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.) (b):
  Series 1990 A:
   3.45%, tender 2/12/97, LOC Nat'l Westminster PLC  3,000,000  3,000,000
   3.55%, tender 2/12/97, LOC Nat'l Westminster PLC  1,700,000  1,700,000
   3.65%, tender 2/20/97, LOC Nat'l Westminster PLC  3,000,000  3,000,000
   3.60%, tender 2/21/97, LOC Nat'l Westminster PLC  2,000,000  2,000,000
   3.60%, tender 2/21/97, LOC Nat'l Westminster PLC  500,000  500,000
  Series 1990 B, 3.65%, tender 2/25/97,
  LOC Nat'l Westminster PLC  3,000,000  3,000,000
Washington County Ind. Dev. Auth. Ind. Dev. Rev.
(Mac Plastics, Inc. Proj.)Series 1990, 4.30%,
LOC Nat'l. City Bank, VRDN (b)  460,000  460,000
TOTAL INVESTMENTS - 100%   $ 245,406,089
Total Cost for Income Tax Purposes   $ 245,406,089
SECURITY TYPE ABBREVIATIONS
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At December 31, 1996, the fund had a capital loss carryforward of approximately $65,000 of which $5,000, $5,000, $19,000, $10,000 and $26,000 will expire on December 31, 1997, 1998, 2002, 2003 and 2004, respectively. During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 48.36% of the fund's income dividends was subject to the federal alternative minimum tax.
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in securities, at value -                                       $ 245,406,089
See accompanying schedule

Cash                                                                        1,582,540

Receivable for investments sold                                             5,000,417

Interest receivable                                                         1,523,630

 TOTAL ASSETS                                                               253,512,676

LIABILITIES

Payable for investments purchased                           $ 11,000,701

Distributions payable                                        25,365

Accrued management fee                                       95,777

Other payables and accrued expenses                          4,451

 TOTAL LIABILITIES                                                          11,126,294

NET ASSETS                                                                 $ 242,386,382

Net Assets consist of:

Paid in capital                                                            $ 242,451,093

Accumulated net realized gain (loss) on investments                         (64,711)

NET ASSETS, for 242,449,142 shares outstanding                             $ 242,386,382

NET ASSET VALUE, offering price and redemption price                        $1.00
per share ($242,386,382 (divided by) 242,449,142 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                       $ 8,643,964

EXPENSES

Management fee                                          $ 1,180,152

Non-interested trustees' compensation                    5,419

 Total expenses before reductions                        1,185,571

 Expense reductions                                      (53,525)      1,132,046

NET INTEREST INCOME                                                    7,511,918

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                (26,471)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 7,485,447


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,
                                                           1996             1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 7,511,918      $ 7,945,808
Net interest income

 Net realized gain (loss)                                   (26,471)         (10,005)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            7,485,447        7,935,803
FROM OPERATIONS

Distributions to shareholders from net interest income      (7,511,918)      (7,945,808)

Share transactions at net asset value of $1.00 per share    168,791,356      169,779,742
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     7,197,082        7,567,810

 Cost of shares redeemed                                    (175,218,462)    (193,302,893)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            769,976          (15,955,341)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   743,505          (15,965,346)

NET ASSETS

 Beginning of period                                        241,642,877      257,608,223

 End of period                                             $ 242,386,382    $ 241,642,877


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED DECEMBER 31,

                                   1996                       1995        1994        1993        1992

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000
of period

Income from Investment              .032                       .035        .026        .022        .029
Operations
Net interest income

Less Distributions

 From net interest income           (.032)                     (.035)      (.026)      (.022)      (.029)

Net asset value, end of period     $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN A                      3.21%                      3.56%       2.61%       2.21%       2.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 242,386                  $ 241,643   $ 257,608   $ 240,983   $ 243,335
(000 omitted)

Ratio of expenses to average        .50%                       .50%        .50%        .50%        .47%
net assets                                                                                        B

Ratio of expenses to average        .48%                       .50%        .50%        .50%        .47%
net assets after expense           C
reductions

Ratio of net interest income to     3.17%                      3.50%       2.58%       2.19%       2.88%
average net assets


A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Pennsylvania Municipal Income Fund (the income fund) (formerly Spartan Pennsylvania High Yield Portfolio)is a fund of Fidelity Municipal Trust. Spartan Pennsylvania Municipal Money Market Fund (the money market fund)(formerly Spartan Pennsylvania Money Market Portfolio) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market fund and the income fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to wash sales and futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase agreements, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $139,229,102 and $138,771,394, respectively. The market value of futures contracts opened and closed during the period amounted to $38,056,273 and $36,021,576, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income and money market funds, respectively.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $3,165 and $7,358 for the income and money market funds, respectively. SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of each fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $61,652 and $53,525 for the income and money market funds, respectively, under these arrangements. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Pennsylvania Municipal Income Fund (formerly Spartan Pennsylvania Municipal High Yield Portfolio) and Spartan Pennsylvania Municipal Money Market Fund (formerly Spartan Pennsylvania Municipal Money Market Portfolio):
We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Trust: Spartan Pennsylvania Municipal Income Fund (formerly Spartan Pennsylvania Municipal High Yield Portfolio) and Fidelity Municipal Trust II: Spartan Pennsylvania Municipal Money Market Fund (formerly Spartan Pennsylvania Municipal Money Market Portfolio), including the schedules of portfolio investments, as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Trust: Spartan Pennsylvania Municipal Income Fund and Fidelity Municipal Trust II: Spartan Pennsylvania Municipal Money Market Fund as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 4, 1997
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Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI






INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
Company
Boston, MA
SUB-ADVISER, MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning Jr., Vice President - INCOME FUND
Sarah H. Zenoble, Vice President - MONEY MARKET FUND
Deborah F. Watson, Vice President -
MONEY MARKET FUND
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer -
MONEY MARKET FUND
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
ADVISORY BOARD
William O. McCoy
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE
DISTRIBUTIONS


The Board of Trustees of Spartan Pennsylvania Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
 1/2/97 12/27/96 $0.07



FIDELITY

AGGRESSIVE MUNICIPAL
FUND
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     27   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    31   Notes to the financial statements.

REPORT OF INDEPENDENT    35   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            36


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns.
An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past ten years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996           PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

Fidelity Aggressive Municipal Fund        3.56%    39.01%   110.33%

Lehman Brothers Municipal Bond Index      4.43%    42.13%   111.81%

High Yield Municipal Debt Funds Average   4.17%    39.85%   103.35%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the high yield municipal debt funds average, which reflects the performance of 43 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc., over the past one year. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996           PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

Fidelity Aggressive Municipal Fund        3.56%    6.81%    7.72%

Lehman Brothers Municipal Bond Index      4.43%    7.28%    7.79%

High Yield Municipal Debt Funds Average   4.17%    6.92%    7.34%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970114 120639 S00000000000001
             Aggressive Municipal        LB Municipal Bond
             00012                       LB015
  1986/12/31      10000.00                    10000.00
  1987/01/31      10291.03                    10301.10
  1987/02/28      10461.09                    10351.78
  1987/03/31      10438.03                    10242.05
  1987/04/30       9943.68                     9728.11
  1987/05/31       9877.14                     9679.85
  1987/06/30      10095.85                     9964.06
  1987/07/31      10207.18                    10065.69
  1987/08/31      10264.83                    10088.34
  1987/09/30       9978.94                     9716.38
  1987/10/31       9838.39                     9750.78
  1987/11/30       9990.00                    10005.37
  1987/12/31      10141.85                    10150.55
  1988/01/31      10537.90                    10512.11
  1988/02/29      10683.65                    10623.22
  1988/03/31      10594.44                    10499.99
  1988/04/30      10618.99                    10579.79
  1988/05/31      10682.17                    10549.22
  1988/06/30      10861.02                    10703.55
  1988/07/31      10953.79                    10773.34
  1988/08/31      11018.18                    10782.82
  1988/09/30      11189.40                    10977.99
  1988/10/31      11382.20                    11171.20
  1988/11/30      11345.38                    11068.87
  1988/12/31      11501.33                    11182.11
  1989/01/31      11638.25                    11413.35
  1989/02/28      11622.17                    11283.13
  1989/03/31      11648.28                    11256.16
  1989/04/30      11890.47                    11523.38
  1989/05/31      12103.65                    11762.72
  1989/06/30      12264.79                    11922.46
  1989/07/31      12373.64                    12084.72
  1989/08/31      12355.18                    11966.42
  1989/09/30      12360.96                    11930.76
  1989/10/31      12372.08                    12076.67
  1989/11/30      12524.52                    12288.01
  1989/12/31      12594.50                    12388.53
  1990/01/31      12582.55                    12329.93
  1990/02/28      12682.40                    12439.66
  1990/03/31      12730.05                    12443.40
  1990/04/30      12649.78                    12353.31
  1990/05/31      12842.78                    12622.98
  1990/06/30      12948.28                    12733.94
  1990/07/31      13170.01                    12921.12
  1990/08/31      13040.20                    12733.51
  1990/09/30      13163.00                    12740.77
  1990/10/31      13251.93                    12971.88
  1990/11/30      13469.23                    13232.75
  1990/12/31      13537.06                    13290.31
  1991/01/31      13601.22                    13468.67
  1991/02/28      13734.66                    13585.85
  1991/03/31      13772.95                    13590.74
  1991/04/30      13954.20                    13771.49
  1991/05/31      14050.60                    13893.92
  1991/06/30      14102.66                    13880.17
  1991/07/31      14326.55                    14049.23
  1991/08/31      14527.94                    14234.26
  1991/09/30      14694.27                    14419.59
  1991/10/31      14808.87                    14549.36
  1991/11/30      14860.51                    14589.95
  1991/12/31      15130.70                    14903.05
  1992/01/31      15184.24                    14937.03
  1992/02/29      15220.32                    14941.81
  1992/03/31      15263.44                    14947.34
  1992/04/30      15406.97                    15080.37
  1992/05/31      15605.48                    15257.87
  1992/06/30      15812.77                    15513.90
  1992/07/31      16290.11                    15979.00
  1992/08/31      16128.53                    15823.21
  1992/09/30      16219.16                    15926.69
  1992/10/31      16030.02                    15770.13
  1992/11/30      16339.57                    16052.58
  1992/12/31      16518.20                    16216.47
  1993/01/31      16766.58                    16405.07
  1993/02/28      17354.76                    16998.44
  1993/03/31      17209.01                    16818.77
  1993/04/30      17386.56                    16988.47
  1993/05/31      17524.37                    17083.94
  1993/06/30      17815.15                    17369.08
  1993/07/31      17867.33                    17391.83
  1993/08/31      18252.61                    17753.93
  1993/09/30      18475.87                    17956.14
  1993/10/31      18513.23                    17990.80
  1993/11/30      18386.44                    17832.30
  1993/12/31      18770.14                    18208.74
  1994/01/31      18976.36                    18416.68
  1994/02/28      18545.32                    17939.69
  1994/03/31      17752.31                    17209.19
  1994/04/30      17836.65                    17355.12
  1994/05/31      17970.37                    17505.59
  1994/06/30      17912.20                    17398.63
  1994/07/31      18218.56                    17717.55
  1994/08/31      18271.43                    17778.85
  1994/09/30      18035.73                    17517.86
  1994/10/31      17739.00                    17206.74
  1994/11/30      17292.78                    16895.64
  1994/12/31      17678.04                    17267.52
  1995/01/31      18193.53                    17761.02
  1995/02/28      18666.48                    18277.51
  1995/03/31      18689.63                    18487.52
  1995/04/30      18720.84                    18509.34
  1995/05/31      19256.02                    19099.97
  1995/06/30      19100.97                    18933.80
  1995/07/31      19219.41                    19113.29
  1995/08/31      19422.99                    19355.65
  1995/09/30      19570.71                    19478.17
  1995/10/31      19806.31                    19761.38
  1995/11/30      20141.92                    20089.22
  1995/12/31      20310.15                    20282.28
  1996/01/31      20446.62                    20435.41
  1996/02/29      20386.00                    20297.47
  1996/03/31      19960.41                    20038.07
  1996/04/30      19899.67                    19981.36
  1996/05/31      19878.95                    19973.37
  1996/06/30      20105.26                    20190.88
  1996/07/31      20263.14                    20374.62
  1996/08/31      20312.14                    20369.73
  1996/09/30      20504.19                    20654.90
  1996/10/31      20736.06                    20888.51
  1996/11/30      21093.51                    21270.77
  1996/12/31      21032.58                    21181.43
IMATRL PRASUN   SHR__CHT 19961231 19970114 120642 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Aggressive Municipal Fund on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $21,033 - a 110.33% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,181 - a 111.81% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994   1993   1992

Dividend return               6.18%    6.93%    6.15%     6.80%    7.31%

Capital appreciation return   -2.62%    7.96%   -11.97%    6.83%    1.86%

Total return                  3.56%    14.89%   -5.82%    13.63%   9.17%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      7.39(cents)   35.77(cents)   69.90(cents)

Annualized dividend rate                 7.65%         6.28%          6.16%

30-day annualized yield                  5.35%         -              -

30-day annualized tax-equivalent yield   8.36%         -              -


DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.38 over the past month, $11.30 over the past six months and $11.34 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Solid demand helped municipal
bonds perform better than their
investment-grade taxable
counterparts in 1996, even
though new issue supply saw
one of its strongest years ever.
For the year, the Lehman
Brothers Municipal Bond Index -
a broad measure of the municipal
bond market - had a total return
of 4.43%. In comparison, the
Lehman Brothers Aggregate
Bond Index - a broad measure
of the performance of the U.S.
taxable bond market - had a
total return of 3.63%. Demand for
munis came from both insurance
companies and individual
investors. The diminishing
likelihood of significant tax reform
in the near future also helped
support the muni market. Like
most domestic bonds, munis
were affected by
stronger-than-expected signs of
strength in the economy early in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the
point that munis entered the fall
trading at expensive levels
relative to their taxable
counterparts. At that point and
through October, the
performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits. That
sell-off subsided somewhat in
November and December, when
munis outperformed comparable
Treasury securities. However,
even though demand helped
buoy munis somewhat in
December, munis were caught in
the overall bond market
downdraft caused by conflicting
economic data and renewed
fears that inflation might lead the
Federal Reserve Board to raise
short-term interest rates.
An interview with Tanya Roy, Portfolio Manager of Fidelity Aggressive Municipal Fund
Q. HOW HAS THE FUND PERFORMED, TANYA?
A. For the year ending December 31, 1996, the fund returned 3.56%, compared to the 4.17% return of the high yield municipal debt funds average, according to Lipper Analytical Services. Additionally, the Lehman Brothers Municipal Bond Index had a total return of 4.43% for the same 12-month period.
Q. WHY DID THE FUND UNDERPERFORM ITS PEERS DURING THE PAST YEAR?
A. There were two principal reasons. In the first half of the period, the fund's performance was hurt by its holdings in the Ford Heights, Illinois, incinerator project, which entered bankruptcy this past spring. The fund no longer holds the bonds. The second reason was its holdings in a resource recovery project involved in the paper recycling business. Paper prices have been very depressed this year, and these projects have had difficulty meeting their original financial and operating forecasts. As a result, bonds in this sector have lagged the market.
Q. ON THE OTHER HAND, THE FUND'S HEALTH CARE HOLDINGS PERFORMED WELL. WHAT WERE SOME OF THE REASONS FOR THEIR STRONG PERFORMANCE?
A. There has been quite a bit of consolidation in the hospital sector, which has generated a great deal of debate in the market about the prospects for individual hospital bonds. In conjunction with our credit analysts, I have taken advantage of the market uncertainty to find attractive health care opportunities for the fund. For example, the fund benefited recently when a hospital whose bonds it owns announced a merger with a strong hospital system in its service area. The value of the bonds increased significantly as a result.
Q. WHICH OTHER SECTORS PERFORMED WELL?
A. General obligation bonds (GOs) issued by cities and states were some of the fund's best performers during the past six months. A GO is a municipal bond backed by the full faith and credit of the issuer, including the taxing power of the municipality. Their strong recent performance was a direct reflection of a healthy economy, which resulted in higher tax and general revenue collections. Additionally, many municipalities have exerted considerable restraint in managing their expenditures. That has led to improved cash reserves and general fund balances and, consequently, solid bond performance. For example, GOs issued by the District of Columbia and New York City have performed well and benefited the fund's performance.
Q. YOU'VE UPGRADED THE CREDIT QUALITY OF THE PORTFOLIO OVER THE PAST YEAR. WHAT WAS THE RATIONALE FOR THAT MOVE?
A. The rationale for the upgrade was to take advantage of the strong performance of high-yield municipal bonds. Recently, non-investment-grade bonds were trading as narrow as 75 basis points (or three-quarters of a percentage point) over insured bonds. Six months ago, non-investment-grade bonds offered roughly one percentage point in additional yield over insured bonds six months ago. Because spreads were tight, I was able to buy higher-quality bonds without sacrificing much yield.
Q. HAVE THERE BEEN ANY RECENT POLICY CHANGES FOR THE FUND?
A. The fund's Board of Trustees just approved a change under which the fund will invest primarily in investment-grade securities going forward, and limit lower-quality securities to less than 35% of assets. Previously, the fund could invest in any combination of higher and lower quality bonds. This change recognizes a decline in the attractiveness of below-investment-grade issues, while still permitting the fund to invest in this sector if bonds with the appropriate risk/return characteristics are available. That said, I'd expect the fund's lower-quality bond position, which stood at about 35% of the portfolio at the end of the period, to decline significantly.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. Should the economic and inflation trends of last year continue through 1997, I expect credit quality spreads in general to remain tight, influenced by stable issuer credit quality and a limited amount of new high-yield issuance. I plan to continue to upgrade the fund's credit quality while spreads are tight in order to maximize the value that currently exists in the high-yield market. I expect selected investment opportunities to present themselves in several areas, including the electric, health care and general obligation sectors due to changing financial fundamentals, developing regulatory initiatives and ongoing consolidation.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks high income by
investing in municipal
securities of any quality
TRADING SYMBOL: FATFX
FUND NUMBER: 012
START DATE: September 13,
1985
SIZE: as of December 31,
1996, more than $852 million
MANAGER: Tanya Roy, since
1995; manager, Fidelity
Advisor High Income Fund,
since 1995; Fidelity Municipal
Bond Fund, March 1995 to
October 1995; joined Fidelity
in 1987
(checkmark)
TANYA ROY ON AIRLINE SECTOR
BONDS:
"The airline industry's
industrial development bonds
constitute one of the most
interesting sectors in the
municipal market. Airlines
issue tax-exempt bonds to
finance terminal facilities and
airport gates. The airline
industry has undergone an
extensive turnaround in the
past few years. The recession
in the early '90s caused
significant financial problems
for many airlines.
Over-capacity, high operating
costs and price cutting resulted
in significant losses and
several bankruptcies.
Because of these problems,
airline bonds traded at
extremely wide yield
premiums, some 200 to 300
basis points (or 2-3
percentage points) greater
than Aaa-rated bond yields.
"The sector as a whole was
cheap, despite the fact that not
all airlines were suffering
equally, presenting
opportunities for the fund.
Since hitting bottom, the
industry has aggressively cut
costs, realigned route systems
and enhanced revenue
generation, all of which have led
to substantially improved
financial and operating
performance. As a result,
airline bonds have been one of
the top-performing sectors in
the muni market in the recent
past. With airline spreads now
as narrow as 60 to 70 basis
points over Aaa bonds, the
fund has reaped the rewards
of having invested in this
sector during the past few
years."
INVESTMENT CHANGES


TOP FIVE STATES AS OF DECEMBER 31, 1996
                % OF FUND'S   % OF FUND'S
                INVESTMENTS   INVESTMENTS
                              IN THESE STATES
                              6 MONTHS AGO

New York        11.0          12.3

Massachusetts   8.7           9.8

Pennsylvania    8.1           7.9

California      6.5           7.0

Illinois        4.7           2.9

TOP FIVE SECTORS AS OF DECEMBER 31, 1996
                         % OF FUND'S   % OF FUND'S
                         INVESTMENTS   INVESTMENTS
                                       IN THESE SECTORS
                                       6 MONTHS AGO

Health Care              21.9          24.0

Electric Revenue         18.6          16.0

Industrial Development   18.5          19.8

General Obligation       17.8          16.5

Transportation           5.5           4.6

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years   16.8   17.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1996
              6 MONTHS AGO

Years   7.1   7.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996
Aaa 23.0%
Aa, A 15.7%
Baa 22.0%
Ba, B 10.5%
Caa 0.3%
Non-rated 25.9%
Short-term investments 2.6%
Aaa 19.5%
Aa, A 16.1%
Baa 23.6%
Ba, B 9.0%
Caa 0.4%
Non-rated 30.0%
Short-term investments 1.4%
Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 25.9
Row: 1, Col: 3, Value: 1.3
Row: 1, Col: 4, Value: 10.5
Row: 1, Col: 5, Value: 22.0
Row: 1, Col: 6, Value: 15.7
Row: 1, Col: 7, Value: 22.0
Row: 1, Col: 1, Value: 2.4
Row: 1, Col: 2, Value: 29.0
Row: 1, Col: 3, Value: 1.4
Row: 1, Col: 4, Value: 9.0
Row: 1, Col: 5, Value: 22.6
Row: 1, Col: 6, Value: 16.1
Row: 1, Col: 7, Value: 19.5
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW ACCOUNT FOR 23.3% AND 28.1% OF THE FUND'S INVESTMENTS AT DECEMBER 31, 1996, AND JUNE 30, 1996, RESPECTIVELY.
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 97.4%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
ALABAMA - 0.5%
Cullman Med. Ctr. (Cullman Reg'l. Med. Ctr.)
Series A, 6.50% 2/15/23  Baa $ 4,000,000 $ 4,010,000
ARIZONA - 1.8%
Cochise County Ind. Dev. Auth. Hosp. Rev. (Sierra
Vista Commty. Hosp. Proj.) 6.75% 12/1/26  -  2,000,000  1,995,000
Navajo County Ind. Dev. Auth. (Stone Container
Corp. Proj.) 7.40% 4/1/26 (e)  -  6,750,000  6,977,813
Sierra Vista Ind. Dev. Auth. Hosp. Rev. Rfdg.
(Sierra Vista Commty. Hosp. Proj.)
8.75% 12/1/16  -  4,000,000  4,330,000
Tucson Gen. Oblig. Rfdg. 6.75% 7/1/03
(FGIC Insured)  Aaa  1,800,000  2,016,000
  15,318,813
ARKANSAS - 0.3%
Little Rock Arpt. Passenger Facs. Charge Rev.
5.65% 5/1/16 (AMBAC Insured) (e)  Aaa  2,300,000  2,417,875
CALIFORNIA - 6.5%
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
Series A, 5.30% 8/1/14 (MBIA Insured)  Aaa  1,325,000  1,306,781
 Series R, 6.15% 8/1/27 (MBIA Insured) (e)  Aaa  1,000,000  1,006,250
California Pub. Wks. Board Lease Rev.:
(Various California State Univ. Projs.) Series A:
  6.50% 9/1/05  A  1,155,000  1,264,725
  5.50% 10/1/13  A  5,755,000  5,632,706
  5.25% 12/1/13  A  3,750,000  3,571,875
  5.50% 6/1/14  A1  2,665,000  2,631,688
 (Various Community College Projs.)
 Series A, 5.50% 12/1/08  A1  2,415,000  2,427,075
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg.
5.75% 6/1/04 (MBIA Insured)  Aaa  2,000,000  2,132,500
Foothill/Eastern Trans. Corridor Agcy.
Toll Rd. Rev. (Sr. Lien) (Cap. Appreciation)
Series A, 0% 1/1/08 (h)  Baa  2,500,000  1,615,625
Los Angeles County Metropolitan Transit Auth.
Sales Tax Rev. 1st Tier Sr. Series A,
5.90% 7/1/14 (MBIA Insured)  Aaa  2,245,000  2,326,381
Northern California Pwr. Agcy. Pub. Pwr.
Rev. Rfdg. (Geothermal Proj.) Series A,
5.85% 7/1/10 (AMBAC Insured)  Aaa  4,000,000  4,240,000
Port Oakland Port Rev. (Cap. Appreciation)
Series F, 0% 11/1/09 (MBIA Insured)  Aaa  7,000,000  3,526,250
Riverside County Ctfs. of Prtn. Rfdg. (Air Force
Village West, Inc.) Series A, 8.125% 6/15/20  -  7,000,000  7,411,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Proctor & Gamble Proj.):
 7% 7/1/04  BBB- $ 1,200,000 $ 1,323,000
  6.375% 7/1/10  BBB-  1,500,000  1,558,125
Sacramento Pwr. Auth. Cogeneration Proj. Rev.
6.50% 7/1/09  BBB-  2,200,000  2,312,750
San Diego County Reg'l. Trans. Commission
SalesTax Rev. Second Series A,
6.25% 4/1/03 (FGIC Insured)  Aaa  3,000,000  3,270,000
San Francisco City & County Arpts. Commty.
Intl. Arpt. Rev. Rfdg. 2nd Series Issue 2,
6.75% 5/1/13 (MBIA Insured)  Aaa  1,000,000  1,097,500
South Orange County Pub. Fin. Auth. Spl.
Tax Rev. (Foothill Area) Series C,
8% 8/15/08 (FGIC Insured)  Aaa  1,000,000  1,260,000
Upland Ctfs. of Prtn. (San Antonio Commty.
Hosp.) 5.25% 1/1/08  A  3,500,000  3,399,375
West & Central Basin Fing. Auth. Rev.
(West Basin Rfdg. Proj.) Series A,
5% 8/1/13 (AMBAC Insured)  Aaa  3,000,000  2,816,250
  56,130,106
COLORADO - 3.5%
Colorado Health Facs. Auth. Rev. Rfdg.:
(Rocky Mountain Adventist):
 6.625% 2/1/13  Baa  6,100,000  6,260,125
  6.625% 2/1/22  Baa  3,400,000  3,463,750
Denver City & County Arpt. Rev.:
Series A (e):
  (Cap. Appreciation) 0% 11/15/05
  (MBIA Insured)  Aaa  1,480,000  926,850
  6.60% 11/15/97  Baa  1,000,000  1,019,020
  6.90% 11/15/98  Baa  3,850,000  4,013,625
  7% 11/15/99  Baa  2,750,000  2,915,000
 Series C, 6.50% 11/15/06  Baa  4,075,000  4,268,563
 Series D, 7.40% 11/15/01  Baa  3,000,000  3,322,500
Highlands Ranch Metropolitan Dist. #2:
6.25% 6/15/07 (FSA Insured)  Aaa  1,600,000  1,768,000
 6.50% 6/15/10 (FSA Insured)  Aaa  1,000,000  1,125,000
Mesa County Ind. Dev. Rev. (Joy Technologies,
Inc. Proj.) 8.50% 9/15/06  Ba1  1,250,000  1,359,375
  30,441,808
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
CONNECTICUT - 1.7%
Connecticut Health & Edl. Facs. Auth. Rev.
(New Britain Mem. Hosp.) Series A,
7.75% 7/1/22  BBB- $ 6,100,000 $ 6,565,125
Eastern Connecticut Resources Recovery Auth.
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A (e):
  5% 1/1/04  A-  900,000  887,625
  5.50% 1/1/14  A-  5,000,000  4,731,250
  5.50% 1/1/20  A-  2,250,000  2,078,438
  14,262,438
DISTRICT OF COLUMBIA - 2.6%
District of Columbia Gen. Oblig. Series A:
 6% 6/1/03  Ba  1,800,000  1,806,750
 6% 6/1/04  Ba  1,880,000  1,882,350
 6% 6/1/05  Ba  2,075,000  2,072,406
 6% 6/1/06  Ba  1,580,000  1,572,100
District of Columbia Gen. Oblig. Unltd. Tax Rfdg:
Series A:
  5.625% 6/1/02  Ba  1,815,000  1,815,000
  5.75% 6/1/03  Ba  2,280,000  2,282,850
  5.875% 6/1/05 (AMBAC Insured)  Aaa  1,250,000  1,317,188
 Series A-3 :
 5.10% 6/1/02  Ba  1,200,000  1,170,000
  5.60% 6/1/07  Ba  2,770,000  2,662,663
 Series C, 5.25% 12/1/03 (FGIC Insured)  Aaa  2,170,000  2,210,688
District of Columbia Hosp. Rev. (Hosp. for
Sick Children) Series A, 8.875% 1/1/21  -  2,905,000  3,097,456
  21,889,451
FLORIDA - 0.3%
Broward County Resources Recovery Rev.
(SES Broward Co. LP South Proj.)
7.95% 12/1/08  A  2,230,000  2,453,000
GEORGIA - 1.1%
Cobb County School Dist. Unltd. Tax
5% 2/1/97  Aa1  1,345,000  1,346,856
Georgia Gen. Oblig.:
Series B, 7.50% 4/1/97  Aaa  1,000,000  1,010,370
 6% 3/1/04  Aaa  1,000,000  1,085,000
Savannah Econ. Dev. Auth. Ind. Dev. Rev.
(Stone Container Corp. Proj.)
7.40% 4/1/26 (e)  -  5,600,000  5,782,000
  9,224,226
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
ILLINOIS - 4.7%
Chicago Midway Arpt. Rev. Series B,
6% 1/1/05 (MBIA Insured) (e)  Aaa $ 1,360,000 $ 1,433,100
Chicago O'Hare Int'l. Arpt. Spl. Facs. Rev.:
Rfdg. (Delta Airlines, Inc.) 6.45% 5/1/18  Ba2  1,750,000  1,778,438
 (American Airlines, Inc. Proj.) Series A,
 7.875% 11/1/25 (e)  Baa2  4,720,000  5,079,900
Chicago O'Hare Int'l. Arpt. Rev. Rfdg.
(Sr. Lien) Series A, 5% 1/1/12  A1  4,000,000  3,800,000
 (2nd Lien) (Gen. Arpt. Prog.) Series A:
  6.25% 1/1/09 (AMBAC Insured) (e)  Aaa  6,100,000  6,496,500
  6.375% 1/1/15 (MBIA Insured)  Aaa  2,300,000  2,449,500
Cooke & Will Counties Township High School
Dist. #206 Series A, 0% 12/1/03
(AMBAC Insured) (Escrowed to Maturity) (f) Aaa 2,100,000 1,504,125 Illinois Dev. Fin. Auth. Poll. Cont. Rev. Rfdg.
(Commonwealth Edison Co. Proj.) Series D,
6.75% 3/1/15 (AMBAC Insured)  Aaa  6,000,000  6,570,000
Illinois Health Facs. Auth. Rev. (Glen Oaks
Med. Ctr.) Series D, 9.50% 11/15/15  Baa1  3,545,000  4,045,731
Metropolitan Pier & Exposition Auth. Dedicated
State Tax Rev. (McCormick Place Expansion Proj.):
  Rfdg. (Cap. Appreciation) Series B,
  0% 6/15/08 (MBIA Insured)  Aaa  6,000,000  3,225,000
  (Cap. Appreciation) Series A:
  0% 6/15/08 (FGIC Insured)  Aaa  4,000,000  2,150,000
   0% 6/15/09 (FGIC Insured)  Aaa  4,000,000  2,015,000
  40,547,294
INDIANA - 0.7%
Burns Hbr. Solid Waste Disp. Facs. Rev.
(Bethlehem Steel Corp. Proj.) 8% 4/1/24 (e)  -  3,180,000  3,458,250
Indiana Health Facs. Fing. Auth. Hosp. Rev. Rfdg.
(Clarian Health Partners Inc.) 5.50% 2/15/16  Aa3  3,000,000  2,872,500
  6,330,750
KENTUCKY - 0.8%
Kenton County Arpt. Board Arpt. Rev. (Spl. Facs.
Delta) Series A, 7.50% 2/1/20 (e)  Baa3  3,600,000  3,897,000
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/09 (AMBAC Insured)  Aaa  2,000,000  1,040,000
 0% 1/1/10 (AMBAC Insured)  Aaa  4,440,000  2,153,400
  7,090,400
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
LOUISIANA - 4.3%
Hodge Util. Rev. (Stone Container Corp.)
9% 3/1/10 (e)  - $ 2,500,000 $ 2,703,125
Lake Charles Hbr. & Term. Dist. Port Facs. Rev.
Rfdg. (Trunkline LNG Co. Proj.) Series 1992,
7.75% 8/15/22  Baa2  14,900,000  16,930,125
Louisiana Gen. Oblig. Series A, 6.75% 5/15/03
(MBIA Insured)  Aaa  4,000,000  4,430,000
Louisiana Pub. Facs. Auth. Ind. Dev. Rev. Rfdg.
(Beverly Enterprises, Inc.) 8.25% 9/1/08  -  1,590,000  1,705,275
New Orleans Gen. Oblig. Rfdg. (Cap. Appreciation)
0% 9/1/08 (AMBAC Insured)  Aaa  10,000,000  5,375,000
Port New Orleans Ind. Dev. Rev. Rfdg.
(Continental Grain Co. Proj.) 7.50% 7/1/13  BB  3,000,000  3,213,750
West Feliciana Parish Poll. Cont. Rev. (Various Gulf
States Util. Co. Proj.) Series B, 9% 5/1/15  Ba1  2,340,000  2,600,325
  36,957,600
MARYLAND - 0.2%
Baltimore Consolidated Pub. Impt. Rfdg. Series A,
7.25% 10/15/04 (FGIC Insured)  Aaa  1,545,000  1,794,131
MASSACHUSETTS - 8.7%
Massachusetts Bay Trans. Auth. Series B,
6.20% 3/1/16  A1  3,800,000  4,142,000
Massachusetts Gen. Oblig. Rfdg. Series A,
6.25% 7/1/04  A1  3,505,000  3,837,975
Massachusetts Health & Edl. Facs. Auth. Rev.:
(1st Mtg.) (Fairview Extended Care) Series A,
 10.25% 1/1/21  -  12,000,000  13,575,000
 (New England Med. Ctr.) Series G,
 5.375% 7/1/24 (MBIA Insured)  Aaa  900,000  861,750
Massachusetts Hsg. Fin. Agcy. (Hsg. Rev. Rental)
Series A, 6.60% 7/1/14 (AMBAC Insured) (e)  Aaa  2,500,000  2,631,250
Massachusetts Ind. Fin. Agcy. Ind. Rev.:
 Rfdg. (Emerson College) 8.90% 1/1/18  -  10,000,000  11,000,000
 (1st Mortgage) (Reeds Landing):
 7.75% 10/1/00  -  1,000,000  1,027,620
  8.625% 10/1/23  -  5,500,000  5,946,875
 (Atlanticare Med. Ctr.) Series A,
 10.125% 11/1/14  -  3,300,000  3,205,125
 (Cap. Appreciation) (Massachusetts Biomedical):
 Series A-2:
  0% 8/1/03  A1  6,300,000  4,488,750
   0% 8/1/06  A  4,000,000  2,375,000
   0% 8/1/09  A  6,000,000  2,917,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Ind. Rev.: - continued
 (Evergreen Ctr., Inc.) 9.25% 11/1/11  - $ 3,965,000 $ 4,297,069
 (Institute Dev. Disabilities) 9.25% 6/1/09  -  4,115,000  4,032,700
 (Union Mission Proj.) 9.55% 9/1/26
 (FHA Guaranteed)  Aaa  3,985,000  4,562,825
Massachusetts Muni. Wholesale Elec. Co. Pwr.
Supply Sys. Rev. Series D, 6% 7/1/06  Baa  800,000  830,000
Massachusetts Wtr. Resources Auth. Gen. Rev. Rfdg.
Series C, 5.25% 12/1/15  A  5,000,000  4,800,000
  74,531,439
MICHIGAN - 3.2%
Detroit Hosp. Fin. Auth. Facs. Rev. (Michigan
Healthcare Corp. Proj.) 10% 12/1/20 (a)  Caa  5,935,000  1,157,325
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr.)
7.80% 7/1/14  Baa  4,750,000  5,130,000
Highland Park Hosp. Fin. Auth. Hosp. Facs. Rev. (a):
  (Lakeside Commty. Hosp. Proj.) 10% 3/1/20  -  9,330,000  1,352,850
  (Michigan Health Care Corp. Proj.)
  Series A, 9.875% 12/1/19  Caa  7,350,000  1,433,250
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Mercy Svcs. for Aging Proj.) 9.40% 5/15/20  -  11,500,000  12,937,500
 (Great Lakes Pulp & Fiber Proj.)
 10.25% 12/1/16 (a)(e)  -  12,150,000  5,589,000
  27,599,925
MINNESOTA - 0.8%
Minneapolis & St. Paul Hsg. & Redev. Auth.
Healthcare Sys. Rev. (Healthspan Health
Sys. Corp.) Series A, 4.75% 11/15/18
(AMBAC Insured)  Aaa  4,000,000  3,515,000
St. Paul Hsg. & Redev. Auth. Hosp. Rev.
(Healtheast Proj.):
 Series A, 9.75% 11/1/17  Baa  2,420,000  2,566,434
  Series B, 9.75% 11/1/17  Baa  1,000,000  1,058,750
  7,140,184
MISSISSIPPI - 0.8%
Claiborne County Poll. Cont. Rev. (Middle South
Energy, Inc. Proj.) Series C, 9.875% 12/1/14  Ba1  6,195,000  6,860,963
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
MISSOURI - 2.4%
Boone County Ind. Dev. Auth. Ind. Rev. (1st Mtg.)
(Fairview Extended Care) Series A,
10.125% 1/1/11  - $ 2,270,000 $ 2,752,375
Kansas City Ind. Dev. Auth. Ind. Dev. Rev. (Bishop
Spencer Place Inc. Proj.) 8% 9/1/24  -  7,720,000  7,874,400
Kansas City Ind. Dev. Auth. Retirement Facs. Rev.
Rfdg. (Kingswood United Methodist Proj.)
Series 1993, 9% 11/15/13  -  2,600,000  2,830,750
Lake Ozarks Commty. Bridge Corp. Sys. Rev.
6.40% 12/1/25  -  3,000,000  2,955,000
St. Louis Land Clearance Redev. Auth. Hsg. Dev. Rev.
(Westminster Place Apts. Proj.) 11% 12/15/15  -  4,225,000  4,288,375
  20,700,900
NEVADA - 1.4%
Clark County Ind. Dev. Rev. (Southwest Gas Corp.)
Series A, 6.50% 12/1/33  Baa2  12,000,000  12,045,000
NEW HAMPSHIRE - 1.0%
New Hampshire Higher Edl. & Health Facs.
Auth. Rev.:
  (1st Mtg. River Woods at Exeter):
  8% 3/1/01  -  1,200,000  1,232,148
   9% 3/1/23  -  3,170,000  3,451,338
  (Littleton Hosp. Assoc., Inc.)
  Series A, 9.50% 5/1/20  -  3,645,000  3,886,481
  8,569,967
NEW JERSEY - 4.3%
Camden County Impt. Auth. Lease Rev.:
(Dockside Refrigerated) (Holt) 8.40% 4/1/24 (e)  -  2,750,000  2,805,000
 (Holt Hauling & Warehousing):
 9.625% 1/1/11  -  4,000,000  4,020,000
  9.875% 1/1/21  -  3,000,000  3,015,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. Rfdg.:
 (Holt Hauling & Warehousing):
 Series G, 8.40% 12/15/15  -  5,000,000  5,143,750
  Series H, 8.60% 12/15/17 (e)  -  4,000,000  4,130,000
 (Stolt Term. Proj.) 10.50% 1/15/18  -  3,500,000  3,768,730
New Jersey Trans. Trust Fund Auth. Rfdg.
(Trans. Sys.) Series A:
 6% 6/15/03 (AMBAC Insured)  Aaa  4,035,000  4,332,581
  6% 6/15/04 (AMBAC Insured)  Aaa  8,900,000  9,589,750
  36,804,811
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
NEW MEXICO - 2.8%
Albuquerque Arpt. Rev. Rfdg. (c)(e):
6.50% 7/1/08 (AMBAC Insured)  Aaa $ 1,250,000 $ 1,331,250
 6.75% 7/1/09 (AMBAC Insured)  Aaa  1,150,000  1,244,875
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of
New Mexico San Juan Proj.):
  Rfdg. Series C, 5.70% 12/1/16
  (AMBAC Insured)  Aaa  4,000,000  3,995,000
  Series A:
   6% 3/1/08  Ba1  6,115,000  6,053,850
   6.50% 9/1/09  Ba1  1,490,000  1,490,358
  Series B, 6.30% 12/1/16  Ba1  7,000,000  7,026,250
Univ of New Mexico Rev. Rfdg. Series A,
6% 6/1/21  A1  2,840,000  2,971,350
  24,112,933
NEW YORK - 11.0%
New York City Gen. Oblig.:
Series B, 5.70% 8/15/02  Baa1  4,000,000  4,125,000
 7.50% 2/1/03  Baa1  14,000,000  15,540,000
New York City Ind. Dev. Auth. Ind. Dev. Rev.
(Japan Airlines Co. Ltd. Proj.) Series 1991,
6% 11/1/15, LOC Morgan Guaranty Trust Co.
(FSA Insured) (e)  AAA  1,000,000  1,027,500
New York State Dorm. Auth. Rev. Rfdg.
(State Univ. Edl. Facs.):
 Series A:
   5.50% 5/15/09  Baa1  3,000,000  2,958,750
   5.50% 5/15/10  Baa1  1,500,000  1,473,750
   5.50% 5/15/13  Baa1  5,250,000  5,079,375
   5.25% 5/15/15  Baa1  10,000,000  9,375,000
   5.875% 5/15/17  Baa1  3,300,000  3,300,000
  Series B, 5.50% 5/15/08  Baa1  3,000,000  2,977,500
New York State Energy Research & Dev. Auth.
Elec. Facs. Rev. (Long Island Lighting) Series A (e):
 7.15% 12/1/20  Ba3  7,000,000  7,420,000
  6.90% 8/1/22  Ba3  5,745,000  6,025,069
New York State Local Gov't. Assistance Corp. Rfdg.:
(Cap. Appreciation) Series C, 0% 4/1/13  A  10,000,000  4,050,000
 Series C, 5.50% 4/1/17  A  4,400,000  4,394,500
 Series E, 5% 4/1/21  A  5,000,000  4,631,250
New York State Mtg. Agcy. Rev. (Homeowner Mtg.)
Series 48, 6.05% 4/1/17 (e)  Aa  5,000,000  5,037,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Pwr. Auth. Rev. & Gen. Purp.
Series CC, 5.125% 1/1/11 (FGIC Insured)  Aaa $ 4,000,000 $ 3,940,000
New York State Thruway Auth. Hwy. & Bridge
5% 4/1/97  A  2,500,000  2,507,975
New York State Thruway Auth. Svc. Contract Rev.
(Local Hwy. & Bridge):
 5.90% 4/1/07  Baa1  1,810,000  1,862,038
  5.75% 4/1/16  Baa1  6,930,000  6,860,700
Niagara County Ind. Dev. Agcy. Rev.
(Wintergarden Inn Assoc. Proj.) 10% 6/1/11 (a)  -  4,210,000  1,894,500
  94,480,407
NEW YORK & NEW JERSEY - 0.9%
New York & New Jersey Port Auth. Spl. Oblig. Rev.
(Continental Airlines Corp./ Eastern Airlines, Inc./
U.S. Air LaGuardia Proj.) 9.125% 12/1/15 (e)  B3  6,500,000  7,320,625
NORTH CAROLINA - 1.2%
North Carolina Eastern Muni. Pwr. Agcy.
Pwr. Sys. Rev. Rfdg.:
 Series B, 7.25% 1/1/07  Baa1  5,000,000  5,612,500
  Series C, 7% 1/1/07  Baa1  1,750,000  1,929,375
North Carolina Muni. Pwr. Agcy. #1 Catawba
Elec. Rev. Rfdg. 6.25% 1/1/17
(AMBAC Insured)  Aaa  2,900,000  3,030,500
  10,572,375
NORTH DAKOTA - 0.1%
North Dakota Hsg. Fin. Agcy. Rev. (Fing. Prog. -
Home Mtg. Fing. Proj.) Series 1996 C,
3.85% 4/3/97 (FGIC Insured) (e)  Aa  1,000,000  1,000,940
OHIO - 1.0%
Fairfield Econ. Dev. Rev. Rfdg. (Beverly
Enterprises Proj.) 8.50% 1/1/03  -  2,000,000  2,147,500
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.
6.50% 12/1/03 (MBIA Insured)  Aaa  2,925,000  3,246,750
Stark County Ind. Dev. Rev. Rfdg.
(Kroger Co. Proj.) 7.20% 9/1/12  Ba1  3,100,000  3,227,875
  8,622,125
OKLAHOMA - 0.8%
Oklahoma County Ind. Auth. Rev. (Epworth
Village Proj.) Series A, 10.25% 4/1/19  -  2,935,000  3,147,788
Tulsa Muni. Arpt. Trust Rev. (American Airlines
Corp. Proj.) 7.35% 12/1/11  Baa2  3,600,000  3,906,000
  7,053,788
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
PENNSYLVANIA - 8.1%
Allegheny County Hosp. Dev. Auth. Health Facs.
Rev. (Allegheny Valley School):
 8% 2/1/02  Ba1 $ 885,000 $ 918,188
  8.50% 2/1/15  Ba1  3,795,000  4,017,956
Cumberland County Muni. Auth. Rev.
(Carlisle Hosp.) 6.80% 11/15/23  Baa  3,800,000  3,909,250
Delaware County Auth. Rev. (1st Mtg. Riddle
Village Proj.) (f):
  Series 1992, 8.75% 6/1/10 (Pre-Refunded
  to 6/1/02 @ 102)  -  2,000,000  2,407,500
  7% 6/1/00 (Escrowed to Maturity)  -  500,000  516,040
  8.25% 6/1/22 (Escrowed to Maturity)  -  4,500,000  5,512,500
  9.25% 6/1/22 (Pre-Refunded
  to 6/1/02 @ 102)  -  6,170,000  7,573,675
Lehigh County Gen. Purp. Auth. Rev.
(Wiley House) 9.50% 11/1/16  -  5,930,000  6,308,038
Pennsylvania Convention Ctr. Auth. Rev. Rfdg.:
Series A:
 6.60% 9/1/09 (MBIA Insured)  Aaa  3,000,000  3,311,250
  6.75% 9/1/19  Baa  4,500,000  4,758,750
Philadelphia Auth. for Ind. Dev. Rev. Rfdg.
(Philadelphia Arpt.) 7.75% 12/1/17 (e)  -  2,600,000  2,762,500
Philadelphia Gen. Oblig.:
6.25% 5/15/11 (MBIA Insured)  Aaa  3,400,000  3,638,000
 6.25% 5/15/13 (MBIA Insured)  Aaa  3,835,000  4,132,213
Philadelphia Hosps. & Higher Ed. Facs. Auth.
Hosp. Rev.:
  Rfdg. 5.95% 7/1/03  Baa1  3,500,000  3,570,000
  (Graduate Health Sys. Oblig. Group) Series A&B:
   7% 7/1/05  Ba  1,250,000  1,303,125
   7.25% 7/1/18  Ba  2,450,000  2,535,750
Philadelphia Wtr. & Swr. Rev. (Cap. Appreciation)
14th Series, 0% 10/1/05 (MBIA Insured)  Aaa  3,000,000  1,961,250
Philadelphia Wtr. & Wastewtr. Rev.:
6.75% 8/1/04 (MBIA Insured)  Aaa  1,000,000  1,128,750
 6.75% 8/1/05 (MBIA Insured)  Aaa  1,000,000  1,136,250
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.
Rfdg. Series A, 0% 9/1/06 (FGIC Insured)
(Escrowed to Maturity) (f)  Aaa  3,000,000  1,860,000
Somerset County Hosp. Auth. Rev. (Health Care)
(1st Mortgage-GF):
 8.40% 6/1/09  -  1,900,000  2,037,750
  8.50% 6/1/24  -  4,305,000  4,617,113
  69,915,848
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
SOUTH CAROLINA - 2.0%
Charleston County Health Facs. Rev. Rfdg.
(1st Mtg. Episcopal Proj.) (f):
 Series A, 9.75% 4/1/16
  (Pre-Refunded to 4/1/01 @ 102)  - $ 3,000,000 $ 3,645,000
  Series B, 9.75% 4/1/16
  (Pre-Refunded to 4/1/01 @ 102)  -  2,110,000  2,563,650
Charleston County Resource Recovery Rev.
(Foster Wheeler) Series A, 9.25% 1/1/10 (e)  A  4,500,000  4,811,220
South Carolina Pub. Svc. Auth. Rev. Rfdg.
Series A:
 6.25% 1/1/04 (MBIA Insured)  Aaa  2,565,000  2,783,025
  6.50% 1/1/08 (MBIA Insured)  Aaa  3,330,000  3,692,138
  17,495,033
TENNESSEE - 1.7%
Metropolitan Gov't. Nashville & Davidson
County Wtr. & Swr. Rev. Rfdg. 6% 1/1/07
(MBIA Insured)  Aaa  1,000,000  1,081,250
Springfield Ind. Dev. Board Ind. Dev. Rev. Rfdg.
(Kroger Co. Proj.) 7.25% 5/1/11  Ba1  3,500,000  3,736,250
Tennessee Gen. Oblig. Rfdg. Series B,
6% 5/1/05  Aaa  1,000,000  1,090,000
Tennessee Hsg. Dev. Agcy. Mgt. Fin. Series C,
6.45% 7/1/21  A1  8,365,000  8,574,125
  14,481,625
TEXAS - 3.6%
Alliance Arpt. Auth. Spl. Facs. Rev.
(American Airlines, Inc. Proj.) (e):
  7% 12/1/11  Baa2  7,000,000  7,778,750
  7.50% 12/1/29  Baa2  2,000,000  2,140,000
Brazos River Auth. Poll. Cont. Rev. (Texas Util.
Elec. Co. Proj.) Series A, 8.25% 1/1/19 (e)  Baa2  5,620,000  6,027,450
El Paso Wtr. & Swr. Rev. (Cap. Appreciation):
0% 3/1/05 (MBIA Insured)  Aaa  2,650,000  1,752,313
 0% 3/1/06 (MBIA Insured)  Aaa  3,700,000  2,303,250
Harris County Cultural & Ed. Facs. Fin. Corp.
Rev. Rfdg. (Space Ctr. Houston Proj.):
 Series A, 9.25% 8/15/23  -  1,435,000  1,395,538
  Series B, 0% 8/15/23  -  3,630,000  984,638
Houston Hsg. Fin. Corp. Single Family Mtg. Rev.
(Verex Mtg. Assurance, Inc.) Series 1984 A,
10.875% 2/15/16 (Pre-Refunded to
2/12/97 @ 102) (f)  A  1,020,000  1,027,262
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
TEXAS - CONTINUED
Round Rock Independent School Dist. Rfdg. &
School Bldg. Unltd. Tax (Cap. Appreciation)
0% 8/15/09 (MBIA Insured)  Aaa $ 7,430,000 $ 3,780,013
Sabine River Auth. Poll. Cont. Rev. (Util. Elec.
Proj.) Series B, 8.25% 10/1/20 (e)  Baa2  1,250,000  1,385,938
San Antonio Elec. & Gas Rev. Rfdg.
(Cap. Appreciation) Series B, 0% 2/1/08
(FGIC Insured)  Aaa  2,000,000  1,105,000
Texas Pub. Fin. Auth. Bldg. Rev. Rfdg. (Cap.
Appreciation) 0% 2/1/09 (MBIA Insured)  Aaa  2,000,000  1,042,500
  30,722,652
UTAH - 2.8%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.:
 Rfdg. Series A, 6.50% 7/1/08
 (AMBAC Insured) (c)  Aaa  1,500,000  1,646,250
 Rfdg. Series B:
  5.75% 7/1/16 (MBIA Insured) (c)  Aaa  5,500,000  5,451,875
  5.75% 7/1/19 (MBIA Insured) (c)  Aaa  6,500,000  6,394,375
 Spl. Oblig. Sixth Series B, 6.25% 7/1/03
 (MBIA Insured)  Aaa  6,000,000  6,517,500
South Salt Lake City Ind. Rev. (Price Savers
Wholesale Club Proj.) 9% 11/15/13  -  3,650,000  4,101,688
Utah Hsg. Fin. Agcy. (Residential Mtg.) (Cap.
Appreciation) Series 1983 A, 0% 7/1/16  A+  260,004  35,101
  24,146,789
VERMONT - 0.3%
Vermont Ind. Dev. Auth. Ind. Dev. Rev.
(Radisson Hotel) Series B-1, 7.75% 11/15/15  -  2,000,000  2,167,500
VIRGINIA - 3.2%
Charlottesville Ind. Dev. Auth. Ind. Dev. Rev.
Rfdg. (Kroger Co. Proj.) 7.25% 5/1/10  Ba1  3,250,000  3,453,125
Loudoun County Ind. Dev. Auth. Residential Care
Facs. Rev. (Falcons Landing Proj.) Series A:
 9.25% 11/1/04  -  1,100,000  1,194,875
  8.75% 11/1/24  -  13,900,000  14,647,125
Southeastern Pub. Svc. Auth. Rev. Rfdg. Sr. Series A:
5.15% 7/1/09 (MBIA Insured)  Aaa  4,000,000  4,000,000
 5.25% 7/1/10 (MBIA Insured)  Aaa  4,000,000  4,005,000
Virginia Hsg. Dev. Auth. Residential Mtg. (Single Family
Mtg.) (Cap. Appreciation) Series 1983 B, 0% 9/1/14
(Pre-Refunded to 1/1/97 @ 16.063) (f)  Aa  1,210,000  194,314
  27,494,439
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
WASHINGTON - 4.5%
Douglas County Pub. Util. Dist. #1 Wells
Hydroelec. Rev. Rfdg. (Pacific Pwr. & Lt. Co.)
8.75% 9/1/18  A $ 1,395,000 $ 1,759,444
Washington Gen. Oblig. Rfdg. Series R,
5.60% 9/1/04  Aa  2,500,000  2,634,375
Washington Pub. Pwr. Supply Sys. Nuclear
Proj. #1 Rev. Rfdg. Series B, 7% 7/1/08  Aa1  1,000,000  1,135,000
Washington Pub. Pwr. Supply Sys.
Nuclear Proj. #2 Rev.:
  Rfdg. Series B, 5.625% 7/1/12 (MBIA Insured)  Aaa  6,500,000  6,435,000
  5.55% 7/1/10 (FGIC Insured)  Aaa  5,300,000  5,187,375
  5.40% 7/1/12  Aa1  11,600,000  11,005,500
Washington Pub. Pwr. Supply Sys.
Nuclear Proj. #3 Rev.:
 Rfdg. (Cap. Appreciation)
  Series B, 0% 7/1/08 (MBIA Insured)  Aaa  3,000,000  1,586,250
  5.40% 7/1/12  Aa1  10,000,000  9,325,000
  39,067,944
WEST VIRGINIA - 0.6%
Kanawha County Ind. Dev. Rev. Rfdg.
(Topvalco, Inc. Proj.) 7.125% 11/1/12  Ba1  4,500,000  4,747,500
WYOMING - 1.2%
Sweetwater County Poll. Cont. Rev. Rfdg. (Idaho
Pwr. Co. Proj.) Series A, 6.05% 7/15/26  A3  10,000,000  10,212,500
TOTAL MUNICIPAL BONDS
(Cost $828,597,033)   836,736,104
MUNICIPAL NOTES (D) - 2.6%
ALASKA - 0.1%
Valdez Marine Terminal Rev. Rfdg. (Arco.
Trans. Proj.) Series A, 3.70%, tender 1/7/97  VMIG 1  1,000,000  1,000,050
ARIZONA - 0.2%
Coconino County Poll. Cont. Corp. Poll. Cont.
Rev. (Arizona Pub. Svc. Co. Navajo Proj.)
Series 1994 A, 5.10%, LOC Bank of America,
VRDN (e)  P-1  1,700,000  1,700,000
DELAWARE - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva
Pwr. & Lt. Proj.) Series 1994, 5.05% VRDN (e)  VMIG 1  1,400,000  1,400,000
MUNICIPAL NOTES (D) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
FLORIDA - 0.1%
Putnam County Dev. Auth. Poll. Cont. Rev.
(Seminole Elec. Co-op. Proj.) Series 1984 H-3,
3.80%, tender 3/15/97  A-1 $ 1,000,000 $ 1,000,540
KANSAS - 0.1%
Butler County Solid Waste Disp. Facs. (Texaco Co.)
Series 1994 A, 5.10%, VRDN (e)  VMIG 1  1,200,000  1,200,000
LOUISIANA - 0.0%
West Baton Rouge Parish Ind. Dist. #3 Rev.
(Dow Chemical Co. Proj.) Series 1995,
5.10%, VRDN (e)  P-1  400,000  400,000
MISSOURI - 0.1%
Missouri Higher Ed. Loan Auth. Student Loan
Rev. Series 1988 A, 4.25%, LOC National
Westminster Bank PLC, VRDN (e)  VMIG 1  1,100,000  1,100,000
MULTIPLE STATES - 0.2%
Clipper Participating VRDN Series 1995-1
Class A, 4.31% (Liquidity Facility State
Street Bank & Trust Co.) (e)(g)  VMIG 1  1,312,018  1,312,018
NEVADA - 0.1%
Washoe County Wtr. Facs. Rev. (Sierra Pacific
Pwr. Co. Proj.) Series 1990, 5.50%,
LOC Union Bank of Switzerland, VRDN (e)  P-1  1,100,000  1,100,000
NORTH CAROLINA - 0.2%
Halifax County Ind. Facs. Poll. Cont. Fing. Auth.
Rev. (Westmoreland - Hadson Partners Roanoke
Valley Proj.) Series 1991, 5.70%,
LOC Credit Suisse, VRDN (e)  -  1,500,000  1,500,000
TEXAS - 1.1%
Brazos River Auth. Poll. Cont. Rev. Rfdg.
(Texas Utils. Elec. Co. Proj.) VRDN (e):
 Series 1995-A, 5.05%,
  LOC Morgan Guaranty Trust Co.  VMIG 1  200,000  200,000
  Series 1995 C, 5.10%, LOC Swiss Bank  VMIG 1  600,000  600,000
Gulf Coast Waste Disp. Auth. Poll. Cont. & Solid
Waste Disp. Rev. Rfdg. (Amoco Oil Co. Proj.)
 5.05% 5/1/24 (e)  VMIG 1  1,400,000  1,400,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp.
Rev. (Amoco Oil Co. Proj.) (e):
 3.75%, tender 4/1/97  VMIG 1  2,300,000  2,301,173
  Rfdg. 5.05%, VRDN  VMIG 1  500,000  500,000
  5.05%, VRDN   VMIG 1  2,500,000  2,500,000
MUNICIPAL NOTES (D) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
TEXAS - CONTINUED
Trinity River Auth. Poll. Cont. Rev. Coll.
(Texas Utils. Elec. Co. Proj.) Series 96 A,
5.05% (BPA Bank of New York)
(AMBAC Insured), VRDN (e)  VMIG 1 $ 1,500,000 $ 1,500,000
  9,001,173
WEST VIRGINIA - 0.2%
Grant County Poll. Cont. Rev. (Virginia Elec. &
Pwr. Co. Proj.) Series 1994, 3.80%,
tender 3/10/97  VMIG 1  1,200,000  1,200,914
TOTAL MUNICIPAL NOTES
(Cost $21,912,018)   21,914,695
TOTAL INVESTMENTS - 100%
(Cost $850,509,051)  $ 858,650,799
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
5. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
6. Security collateralized by an amount sufficient to pay interest and principal.
7. Provides evidence of ownership in one or more underlying municipal bonds.
8. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 36.7% AAA, AA, A 37.4%
Baa 20.6% BBB  16.9%
Ba 9.3% BB  6.8%
B 0.9% B  1.8%
Caa 0.3% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.3%
The percentage not rated by both S&P and Moody's amounted to 25.9%. FMR has determined that unrated debt securities that are lower quality account for 23.3% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Health Care  21.9%
Electric Revenue  18.6
Industrial Development  18.5
General Obligation  17.8
Transportation  5.5
Others (individually less than 5%)   17.7
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $850,666,449. Net unrealized appreciation aggregated $7,984,350, of which $39,063,680 related to appreciated investment securities and $31,079,330 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $19,155,000 of which $1,444,000, $8,549,000, and $9,162,000 will expire on December 31, 2002, 2003, and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (cost $850,509,051) -                  $ 858,650,799
See accompanying schedule

Interest receivable                                                        14,237,586

Redemption fees receivable                                                 134

 TOTAL ASSETS                                                              872,888,519

LIABILITIES

Payable to custodian bank                                   $ 52,406

Payable for investments purchased                            1,200,000
Regular delivery

 Delayed delivery                                            15,845,021

Payable for fund shares redeemed                             1,778,620

Distributions payable                                        1,484,786

Accrued management fee                                       316,151

Other payables and accrued expenses                          196,092

 TOTAL LIABILITIES                                                         20,873,076

NET ASSETS                                                                $ 852,015,443

Net Assets consist of:

Paid in capital                                                           $ 867,517,118

Accumulated undistributed net realized gain (loss)                         (23,643,423)
on investments

Net unrealized appreciation (depreciation) on                              8,141,748
investments

NET ASSETS, for 74,996,590 shares outstanding                             $ 852,015,443

NET ASSET VALUE, offering price and redemption price per                   $11.36
share ($852,015,443 (divided by) 74,996,590 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                            $ 58,929,536

EXPENSES

Management fee                                             $ 3,873,699

Transfer agent, accounting and custodian fees and           1,483,030
expenses

Non-interested trustees' compensation                       3,389

Registration fees                                           38,107

Audit                                                       56,316

Legal                                                       11,086

Miscellaneous                                               12,733

 Total expenses before reductions                           5,478,360

 Expense reductions                                         (10,176)        5,468,184

NET INTEREST INCOME                                                         53,461,352

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (9,811,869)

 Futures contracts                                          350,403         (9,461,466)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (14,724,336)

 Futures contracts                                          (94,141)        (14,818,477)

NET GAIN (LOSS)                                                             (24,279,943)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 29,181,409
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED       YEAR ENDED
                                                         DECEMBER 31,     DECEMBER 31,
                                                         1996             1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 53,461,352     $ 55,260,713
Net interest income

 Net realized gain (loss)                                 (9,461,466)      (6,297,891)

 Change in net unrealized appreciation (depreciation)     (14,818,477)     71,821,694

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          29,181,409       120,784,516
FROM OPERATIONS

Distributions to shareholders                             (53,461,352)     (55,260,713)
From net interest income

 In excess of net interest income                         (302,777)        -

 TOTAL DISTRIBUTIONS                                      (53,764,129)     (55,260,713)

Share transactions                                        114,637,849      169,649,889
Net proceeds from sales of shares

 Reinvestment of distributions                            38,125,747       39,176,940

 Cost of shares redeemed                                  (186,338,274)    (160,585,909)

 Redemption fees                                          88,615           166,032

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (33,486,063)     48,406,952
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (58,068,783)     113,930,755

NET ASSETS

 Beginning of period                                      910,084,226      796,153,471

 End of period                                           $ 852,015,443    $ 910,084,226

OTHER INFORMATION
Shares

 Sold                                                     10,105,497       15,043,662

 Issued in reinvestment of distributions                  3,363,911        3,447,309

 Redeemed                                                 (16,452,415)     (14,137,312)

 Net increase (decrease)                                  (2,983,007)      4,353,659


FINANCIAL HIGHLIGHTS
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994   1993 A   1992


SELECTED PER-SHARE DATA

Net asset value, beginning         $ 11.670    $ 10.810    $ 12.330    $ 11.880    $ 11.800
of period

Income from Investment              .699        .709        .770        .783        .834
Operations
Net interest income

 Net realized and unrealized        (.307)      .858        (1.473)     .788        .208
 gain (loss)

 Total from investment              .392        1.567       (.703)      1.571       1.042
operations

Less Distributions

 From net interest income           (.699)      (.709)      (.770)      (.783)      (.834)

 In excess of net interest          (.004) C    -           -           -           -
income

 From net realized gain             -           -           (.050)      (.340)      (.130)

 Total distributions                (.703)      (.709)      (.820)      (1.123)     (.964)

Redemption fees added to paid       .001        .002        .003        .002        .002
in capital

Net asset value, end of period     $ 11.360    $ 11.670    $ 10.810    $ 12.330    $ 11.880

TOTAL RETURN B                      3.56%       14.89%      (5.82)      13.63%      9.17%
                                                           %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 852,015   $ 910,084   $ 796,153   $ 952,225   $ 761,683
(000 omitted)

Ratio of expenses to average        .63%        .64%        .63%        .64%        .64%
net assets

Ratio of net interest income to     6.14%       6.24%       6.69%       6.37%       7.01%
average net assets

Portfolio turnover rate             35%         39%         40%         54%         43%


A EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES OF
FINANCIAL STATEMENTS).
C THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Aggressive Municipal Fund (formerly Fidelity Aggressive Tax-Free Portfolio) (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940
Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, market discount, capital loss carryforwards and losses deferred due to wash sales, and futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 180 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market value of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to the purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the accompanying balance sheet under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $295,632,251 and $327,986,597, respectively.
The market value of futures contracts opened and closed during the period amounted to $37,178,773 and $45,986,931, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .45% of average net assets. Effective March 1, 1997, FMR voluntarily agreed to reduce the individual fund fee rate from .30% to .25%.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. The Bank has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $1,138,274 and $296,466, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,704 and $7,472, respectively, under these arrangements.
6. PROPOSED REORGANIZATION.
The Board of Trustees of the fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Spartan Aggressive Municipal Fund ("Reorganization"). The Agreement provides for the transfer of substantially all of the assets and the assumption of substantially all of the liabilities of Spartan Aggressive Municipal Fund in exchange solely for the number of shares of the fund having the same aggregate net asset value as the outstanding shares of Spartan Aggressive Municipal Fund at the close of business on the day that the Reorganization is effective. The Reorganization can be consummated only if, among other things, it is approved by the vote of a
6. PROPOSED REORGANIZATION - CONTINUED
majority (as defined by the Investment Company Act of 1940) of outstanding voting securities of Spartan Aggressive Municipal Fund. A Special Meeting of Shareholders (Meeting) of Spartan Aggressive Municipal Fund will be held on July 16, 1997 to vote on the Agreement. A detailed description of the proposed transaction and voting information will be sent to shareholders of Spartan Aggressive Municipal Fund in May 1997. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about July 31, 1997.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Aggressive Municipal Fund (formerly Fidelity Aggressive Tax-Free Portfolio):
We have audited the accompanying statement s of assets and liabilities of Fidelity Municipal Trust: Fidelity Aggressive Municipal Fund (formerly Fidelity Aggressive Tax-Free Portfolio), including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Trust: Fidelity Aggressive Municipal Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 20, 1997
DISTRIBUTIONS


During the fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 20.75% of the fund's income dividends was subject to the federal alternative minimum tax.
The fund notified shareholders in January of the applicable percentage for use in preparing 1996 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
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fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
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(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
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1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
 and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
FIDELITY'S MUNICIPAL BOND FUNDS
Aggressive Municipal
California Insured Municipal Income
California Municipal Income
Insured Municipal Income
Limited Term Municipal Income
Massachusetts Municipal Income
Michigan Municipal Income
Minnesota Municipal Income
Municipal Income
New York Insured Municipal Income
New York Municipal Income
Ohio Municipal Income
Spartan Arizona Municipal Income
Spartan California Intermediate Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Intermediate Municipal Income
Spartan New York Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
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 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
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(2_FIDELITY_LOGOS)FIDELITY ADVISOR

MUNICIPAL BOND
FUND - INITIAL CLASS
(FORMERLY FIDELITY MUNICIPAL
BOND FUND)
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     25   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    32   Notes to the financial statements.

REPORT OF INDEPENDENT    38   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            39


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE
YOU INVEST OR
SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns.
An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
ADVISOR MUNICIPAL BOND FUND - INITIAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996               PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Advisor Municipal Bond Fund - Initial Class   4.12%    38.78%   101.11%

Lehman Brothers Municipal Bond Index          4.43%    42.13%   111.81%

General Municipal Debt Funds Average          3.30%    38.89%   100.32%

CUMULATIVE TOTAL RETURNS show Initial Class performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Initial Class' performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of 225 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc., over the past one year. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996               PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Advisor Municipal Bond Fund - Initial Class   4.12%    6.77%    7.24%

Lehman Brothers Municipal Bond Index          4.43%    7.28%    7.79%

General Municipal Debt Funds Average          3.30%    6.78%    7.18%

AVERAGE ANNUAL TOTAL RETURNS take Initial Class shares' cumulative return and show you what would have happened if Initial Class shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970110 113232 S00000000000001
             Municipal Bond-Initial Cl   LB Municipal Bond
             00035                       LB015
  1986/12/31      10000.00                    10000.00
  1987/01/31      10199.39                    10301.10
  1987/02/28      10288.86                    10351.78
  1987/03/31      10244.91                    10242.05
  1987/04/30       9615.67                     9728.11
  1987/05/31       9537.62                     9679.85
  1987/06/30       9705.24                     9964.06
  1987/07/31       9823.75                    10065.69
  1987/08/31       9869.24                    10088.34
  1987/09/30       9359.99                     9716.38
  1987/10/31       9445.42                     9750.78
  1987/11/30       9655.99                    10005.37
  1987/12/31       9844.04                    10150.55
  1988/01/31      10343.87                    10512.11
  1988/02/29      10442.34                    10623.22
  1988/03/31      10189.66                    10499.99
  1988/04/30      10224.46                    10579.79
  1988/05/31      10259.65                    10549.22
  1988/06/30      10453.98                    10703.55
  1988/07/31      10529.43                    10773.34
  1988/08/31      10552.63                    10782.82
  1988/09/30      10764.93                    10977.99
  1988/10/31      11006.51                    11171.20
  1988/11/30      10879.21                    11068.87
  1988/12/31      11055.17                    11182.11
  1989/01/31      11217.06                    11413.35
  1989/02/28      11101.08                    11283.13
  1989/03/31      11097.22                    11256.16
  1989/04/30      11417.47                    11523.38
  1989/05/31      11640.56                    11762.72
  1989/06/30      11806.67                    11922.46
  1989/07/31      11916.68                    12084.72
  1989/08/31      11810.39                    11966.42
  1989/09/30      11764.40                    11930.76
  1989/10/31      11903.24                    12076.67
  1989/11/30      12058.25                    12288.01
  1989/12/31      12112.48                    12388.53
  1990/01/31      12043.70                    12329.93
  1990/02/28      12155.18                    12439.66
  1990/03/31      12165.85                    12443.40
  1990/04/30      12005.80                    12353.31
  1990/05/31      12333.89                    12622.98
  1990/06/30      12463.87                    12733.94
  1990/07/31      12655.96                    12921.12
  1990/08/31      12415.91                    12733.51
  1990/09/30      12486.96                    12740.77
  1990/10/31      12635.84                    12971.88
  1990/11/30      12877.52                    13232.75
  1990/12/31      12949.50                    13290.31
  1991/01/31      13100.34                    13468.67
  1991/02/28      13168.69                    13585.85
  1991/03/31      13191.90                    13590.74
  1991/04/30      13376.19                    13771.49
  1991/05/31      13479.07                    13893.92
  1991/06/30      13484.74                    13880.17
  1991/07/31      13671.92                    14049.23
  1991/08/31      13844.46                    14234.26
  1991/09/30      14001.27                    14419.59
  1991/10/31      14141.14                    14549.36
  1991/11/30      14179.53                    14589.95
  1991/12/31      14491.99                    14903.05
  1992/01/31      14498.55                    14937.03
  1992/02/29      14520.10                    14941.81
  1992/03/31      14513.06                    14947.34
  1992/04/30      14658.14                    15080.37
  1992/05/31      14840.52                    15257.87
  1992/06/30      15107.04                    15513.90
  1992/07/31      15571.18                    15979.00
  1992/08/31      15346.84                    15823.21
  1992/09/30      15439.64                    15926.69
  1992/10/31      15123.91                    15770.13
  1992/11/30      15577.16                    16052.58
  1992/12/31      15785.96                    16216.47
  1993/01/31      15995.22                    16405.07
  1993/02/28      16646.42                    16998.44
  1993/03/31      16422.99                    16818.77
  1993/04/30      16612.28                    16988.47
  1993/05/31      16710.79                    17083.94
  1993/06/30      17015.63                    17369.08
  1993/07/31      16980.39                    17391.83
  1993/08/31      17426.57                    17753.93
  1993/09/30      17639.95                    17956.14
  1993/10/31      17641.10                    17990.80
  1993/11/30      17425.16                    17832.30
  1993/12/31      17865.15                    18208.74
  1994/01/31      18088.54                    18416.68
  1994/02/28      17542.02                    17939.69
  1994/03/31      16648.18                    17209.19
  1994/04/30      16726.26                    17355.12
  1994/05/31      16891.69                    17505.59
  1994/06/30      16759.05                    17398.63
  1994/07/31      17114.98                    17717.55
  1994/08/31      17153.64                    17778.85
  1994/09/30      16784.68                    17517.86
  1994/10/31      16353.28                    17206.74
  1994/11/30      15894.27                    16895.64
  1994/12/31      16348.46                    17267.52
  1995/01/31      16896.22                    17761.02
  1995/02/28      17459.34                    18277.51
  1995/03/31      17652.58                    18487.52
  1995/04/30      17640.80                    18509.34
  1995/05/31      18216.63                    19099.97
  1995/06/30      18042.42                    18933.80
  1995/07/31      18189.13                    19113.29
  1995/08/31      18427.05                    19355.65
  1995/09/30      18547.38                    19478.17
  1995/10/31      18808.12                    19761.38
  1995/11/30      19136.92                    20089.22
  1995/12/31      19316.14                    20282.28
  1996/01/31      19465.14                    20435.41
  1996/02/29      19330.47                    20297.47
  1996/03/31      19080.87                    20038.07
  1996/04/30      18995.37                    19981.36
  1996/05/31      18983.78                    19973.37
  1996/06/30      19159.86                    20190.88
  1996/07/31      19335.27                    20374.62
  1996/08/31      19316.80                    20369.73
  1996/09/30      19564.35                    20654.90
  1996/10/31      19819.56                    20888.51
  1996/11/30      20195.52                    21270.77
  1996/12/31      20111.36                    21181.43
IMATRL PRASUN   SHR__CHT 19961231 19970110 113235 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Bond Fund - Initial Class on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $20,111 - a 101.11% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,181 - a 111.81% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              YEARS ENDED DECEMBER 31,

                              1996                       1995     1994      1993     1992

Dividend return               5.08%                      5.88%    5.01%     5.83%    6.31%

Capital appreciation return   -0.96%                     12.27%   -13.50%    7.34%   2.62%

Total return                  4.12%                      18.15%   -8.49%    13.17%   8.93%


DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.56(cents)   20.33(cents)   40.55(cents)

Annualized dividend rate                 5.12%         5.01%          5.01%

30-day annualized yield                  4.79%         -              -

30-day annualized tax-equivalent yield   7.48%         -              -


DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $8.19 over the past month, $8.10 over the past six months and $8.09 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% 1996 federal tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Solid demand helped municipal
bonds perform better than their
investment-grade taxable
counterparts in 1996, even though
new issue supply saw one of its
strongest years ever. For the year,
the Lehman Brothers Municipal
Bond Index - a broad measure of
the municipal bond market - had
a total return of 4.43%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a broad
measure of the performance of the
U.S. taxable bond market - had a
total return of 3.63%. Demand for
munis came from both insurance
companies and individual
investors. The diminishing
likelihood of significant tax reform
in the near future also helped
support the muni market. Like most
domestic bonds, munis were
affected by
stronger-than-expected signs of
strength in the economy early in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the point
that munis entered the fall trading
at expensive levels relative to their
taxable counterparts. At that point
and through October, the
performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits. That
sell-off subsided somewhat in
November and December, when
munis outperformed comparable
Treasury securities. However,
even though demand helped buoy
munis somewhat in December,
munis were caught in the overall
bond market downdraft caused by
conflicting economic data and
renewed fears that inflation might
lead the Federal Reserve Board to
raise short-term interest rates.
An interview with George Fischer, Portfolio Manager of Fidelity Advisor Municipal Bond Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the year ending December 31, 1996, the fund's Initial Class shares had a total return of 4.12%. For the same period, the general municipal debt funds average, as tracked by Lipper Analytical Services, returned 3.30%, while the Lehman Brothers Municipal Bond Index returned 4.43%.
Q. HOW DID YOU STRUCTURE THE FUND?
A. I kept a relatively heavy weighting in intermediate-maturity bonds (those with maturities of 10-15 years), while keeping the fund's holdings in longer-maturity bonds (more than 20 years) and shorter-maturity bonds (less than five years) relatively light. I did that because of the shape of the yield curve, which measures the difference in yields among bonds with various maturities. Throughout the year, the yield curve was quite flat in the longer end of the curve. That meant the difference in yield between bonds with intermediate maturities and those with longer maturities was small, or narrow. In my view, the incremental yield longer-term bonds offered didn't adequately compensate investors for the added risk they carried, and I felt that the intermediate bonds looked better on a risk/reward basis. As for shorter-term securities, their low yields relative to intermediates made them less attractive.
Q. WHICH TYPES OF BONDS PERFORMED WELL?
A. In the second half of the period, interest rates fell and the fund profited from its relatively heavy weighting in zero coupon bonds. A zero makes no periodic interest payments but, instead, is sold at a deep discount to its face value. Many market participants tend to avoid zero coupon bonds partly because they generally fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, they rise more rapidly in value.
Q. CREDIT SPREADS - WHICH MEASURE THE DIFFERENCE IN YIELDS BETWEEN BONDS OF COMPARABLE MATURITY BUT WITH DIFFERENT CREDIT RATINGS - NARROWED THROUGHOUT 1996. HOW DID THAT AFFECT YOUR STRATEGY?
A. Because credit spreads were narrow, I continued to focus on higher-quality securities. When spreads are narrow, lower-quality bonds don't really offer as much in the way of additional yield over higher-quality bonds, even though the lower-rated bonds carry more credit risk - the risk that a municipal issuer will not repay its debts as promised. And the narrow spread meant that I didn't have to sacrifice much yield in order to own high-quality bonds.
Q. WHAT WERE THE DISAPPOINTMENTS?
A. Non-callable bonds, which can't be redeemed by their issuer before maturity, were disappointing. The pay-off for owning non-callable bonds occurs when interest rates are volatile, in contrast to 1996 when rates remained in a relatively tight range. What's more, non-callable bonds yield less than callable bonds.
Q. WHAT'S YOUR OUTLOOK?
A. I think that municipals continue to represent a good long-term value for investors seeking tax-free income. A declining stock market could mean that investors may start looking to the bond markets to provide a new home for their investments. Even though bond yields are low on a historical basis, they may look attractive compared to falling stock prices. More investor money coming into the municipal market would likely be a positive for municipal prices. But given the municipal market's recent strong gains, I don't see a huge amount of across-the-board price appreciation from here without significant declines in short-term interest rates. As a result, income should be a more important part of a bond's total return. Still, there are always opportunities to make money. So I'll concentrate on doing careful research - with the help of Fidelity's credit and quantitative research group - to uncover those opportunities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks as high a level
of federally tax-free income
as is consistent with
preservation of capital by
investing primarily in
investment-grade municipal
securities
START DATE: August 19, 1976
SIZE: as of December 31,
1996, more than $952 million
MANAGER: George Fischer,
since 1995; joined Fidelity
in 1989
(checkmark)
GEORGE FISCHER ON MUNICIPAL
BOND INSURANCE:
"Of the total amount of new
municipal bonds issued in
1996, roughly half was
insured. That was relatively
high compared to previous
years. It's important for
shareholders to realize that
insured-bond prices, like
other bond prices, rise and fall
with interest rate moves,
supply and demand, and
other factors. When a
municipal bond is insured, it
means that a bond's timely
principal and interest
payments are guaranteed by
a municipal bond insurer. That
insurance means that they
carry the highest credit rating,
or Aaa as rated by Moody's
Investors Service. While the
situation may not last forever,
the high level of insured
bonds issued as a portion of
the total municipal market has
made it more difficult to find
relatively higher-yielding
opportunities. Theoretically,
some of the bonds issued as
insured in 1996 could have
been issued as non-insured
Baa-rated bonds, which offer
higher yields than Aaa-rated
bonds. Because the
opportunities to pick up yield
have been mitigated
somewhat by the amount of
insured bonds in the market,
I'm more focused on
exploiting opportunities in
structural and quantitative
ways. That probably means
zero coupon bonds versus
coupon bonds, non-callable
bonds versus callable bonds
and others."
INVESTMENT CHANGES


TOP FIVE STATES AS OF DECEMBER 31, 1996
                % OF FUND'S   % OF FUND'S
                INVESTMENTS   INVESTMENTS
                              IN THESE STATES
                              6 MONTHS AGO

New York        16.4          14.9

California      10.0          11.1

Texas           9.7           9.7

Illinois        6.8           9.5

Massachusetts   6.4           5.8

TOP FIVE SECTORS AS OF DECEMBER 31, 1996
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                   IN THESE SECTORS
                                   6 MONTHS AGO

General Obligation   38.0          33.7

Electric Revenue     17.7          14.6

Water & Sewer        9.4           11.6

Health Care          7.9           10.1

Special Tax          7.2           6.5

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years   12.4   12.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1996
              6 MONTHS AGO

Years   7.5   7.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996
Aaa 50.5%
Aa, A 27.9%
Baa 15.6%
Ba  0.8%
Non-rated 2.0%
Short-term investments 3.2%
Aaa 44.0%
Aa, A 36.4%
Baa 15.7%
Ba  0.0%
Non-rated 2.0%
Short-term investments 1.9%
Row: 1, Col: 1, Value: 50.0
Row: 1, Col: 2, Value: 27.5
Row: 1, Col: 3, Value: 15.4
Row: 1, Col: 4, Value: 1.3
Row: 1, Col: 5, Value: 2.3
Row: 1, Col: 6, Value: 3.5
Row: 1, Col: 1, Value: 43.8
Row: 1, Col: 2, Value: 36.3
Row: 1, Col: 3, Value: 15.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 2.3
Row: 1, Col: 6, Value: 2.2
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 96.8%
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ALABAMA - 0.4%
Cullman Med. Park South Med. Clinic Board Rev.
(Cullman Reg'l. Med. Ctr.) Series A, 6.50% 2/15/13  $ 4,000 $ 4,035
ARIZONA - 1.7%
Agriculture Impt. & Pwr. Dist. Elec. Sys. Rev. Rfdg.
(Salt River Proj.) Series B, 6.50% 1/1/04    6,515  7,199
Arizona Trans. Board Hwy. Rev. Sub Series A:
6.25% 7/1/04    2,000  2,145
 Rfdg. 6% 7/1/08    3,000  3,278
Maricopa County School Dist. #1 Phoenix Elementary
Rfdg. (Cap. Appreciation) Second Series, 0%
7/1/05 (MBIA Insured)    2,660  1,756
Maricopa County Unified School Dist. #69 Paradise Valley
Rfdg. (Cap. Appreciation) Second Series, 0% 7/1/07
(AMBAC Insured)    3,050  1,777
  16,155
ARKANSAS - 0.4%
North Little Rock Elec. Rev. Rfdg. Series A, 6.15% 7/1/03
(MBIA Insured)    3,245  3,541
CALIFORNIA - 10.0%
California Gen. Oblig. 6.25% 10/1/19    10,500  11,563
California Hsg. Fin. Agcy. Rev. (Home Mtg.) Series A,
5.70% 8/1/16 (MBIA Insured)    3,875  3,845
California Pub. Works Board Lease Rev.:
Rfdg. (Dept. Corrections State Prisons) Series A,
 5% 12/1/19 (AMBAC Insured)    5,050  4,709
 (California Univ. Proj.) Series A, 5.50% 6/1/10    2,250  2,275
 (Dept. Correction State Prisons, Madera) Series E:
 6% 6/1/07    3,000  3,184
  5.50% 6/1/15    2,500  2,469
 (Franchise Tax Board-PH II) Series A, 6.25% 9/1/11   1,150  1,189
California Rural Home Mtg. Fin. Auth. Lease Rev. Series A,
4.45% 8/1/01 (MBIA Insured)    4,875  4,832
California Statewide Commty. Dev. Auth. Ctfs. of Prtn.
(Sisters of Charity Leavenworth) 5% 12/1/14    2,750  2,537
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg. (Wtr. Sys. Impt.
Proj.) Series A, 7% 8/1/11 (MBIA Insured)    1,475  1,741
Chino Basin Reg'l. Fing. Auth. Rev. Rfdg.
(Muni. Wtr. Dist. Swr. Sys. Proj.)
7% 8/1/09 (AMBAC Insured)    2,245  2,632
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg.
4.75% 6/1/21 (FGIC Insured)    3,000  2,655
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev. (Cap.
Appreciation) (Sr. Lien) Series A, 0% 1/1/08 (a)    2,500  1,616
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
CALIFORNIA - CONTINUED
Fresno Swr. Rev. Series A, 4.75% 9/1/26 (MBIA Insured) $ 7,055 $ 6,173 Industry Urban Ind. Dev. Agcy. Rfdg. (Civic Recreational
Proj. #1) Series A, 7.375% 5/1/12    5,000  5,138
Modesto Irrigation Dist. Elec. Rev. Series A, 9.625% 1/1/11
(Escrowed to Maturity) (e)    4,390  5,663
Orange County Dev. Agcy. Tax Allocation
(Santa Ana Heights Proj.) 6% 9/1/15    2,000  1,965
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A:
3.75% 7/1/12    7,820  6,608
 3.75% 1/1/13    1,500  1,241
Santa Clara County Fing. Auth. Lease Rev.
(VMC Fac. Replacement Proj.) Series A,
7.50% 11/15/04 (AMBAC Insured)    4,560  5,398
Santa Clara Redev. Agcy. Tax Allocation Rfdg.
(Bayshore North Proj.) 7% 7/1/10 (AMBAC Insured)   4,000  4,680
South Orange County Pub. Fin. Auth. Spl. Tax Rev.
(Foothill Area) Series C:
 7.50% 8/15/06 (FGIC Insured)    8,140  9,799
  7.50% 8/15/07 (FGIC Insured)    3,500  4,239
  96,151
COLORADO - 1.9%
Colorado Health Facs. Auth. Rev.:
Rfdg. (Rocky Mountain Adventist) 6.625% 2/1/13   10,000  10,263
 (PSL Health Sys. Proj.) Series A, 6.875%
 2/15/23 (Pre-Refunded to 2/15/03 @102) (e)   4,000  4,514
El Paso County School Dist. #20 Rfdg. (Cap. Appreciation)
Series A, 0% 6/15/08 (AMBAC Insured)    2,600  1,407
Highlands Ranch Metropolitan Dist. #2 Rfdg. 5% 6/15/16
(FSA Insured)    2,000  1,863
  18,047
CONNECTICUT - 0.8%
Connecticut Gen. Oblig. Series A, 7% 3/15/03    5,000  5,644
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure)
Series A, 6.50% 6/1/03    1,950  2,147
  7,791
DISTRICT OF COLUMBIA - 1.4%
District of Columbia Gen. Oblig.:
Rfdg. Series A:
 5.625% 6/1/02 (MBIA Insured)    1,500  1,558
  5.875% 6/1/05 (MBIA Insured)    3,000  3,150
  6% 6/1/11 (MBIA Insured)    1,000  1,045
 Series E, 5% 6/1/04 (FGIC Insured)    1,000  1,001
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
DISTRICT OF COLUMBIA - CONTINUED
District of Columbia Redev. Land Agcy. Spl. Tax Rev.
(Washington D.C. Sports Arena):
 4.85% 11/1/97   $ 850 $ 851
  5.625% 11/1/10    6,150  6,012
  13,617
FLORIDA - 0.4%
Lakeland Elec. & Wtr. Rev. Rfdg. (Jr. Sub. Lien) 6.50% 10/1/07
(FGIC Insured)    3,200  3,608
GEORGIA - 5.9%
Fulton County School Dist. Rfdg. 6.375% 5/1/14    2,500  2,788
Fulton County Wtr. & Swr. Rev. Rfdg.:
6.125%1/1/05 (FGIC Insured)    4,000  4,345
 6.375% 1/1/14 (FGIC Insured)    4,500  4,989
Georgia Gen. Oblig.:
Series B, Impt. 7.20% 3/1/04    7,625  8,797
 Series C, 7.25% 7/1/08    10,000  11,975
 Series D:
 6.80% 8/1/03    4,400  4,972
  6.70% 8/1/08    11,340  13,041
Georgia Muni. Elec. Auth. Pwr. Rev. Series B, 6.20% 1/1/10
(AMBAC Insured)    5,000  5,438
  56,345
ILLINOIS - 6.6%
Chicago Rfdg. Series A-2, 6.125% 1/1/12
(AMBAC Insured)    10,000  10,688
Chicago O'Hare Int'l. Arpt. Rev. Rfdg. (2nd Lien):
(Gen. Arpt. Proj.) Series A:
 6.375% 1/1/12 (MBIA Insured)    3,000  3,206
  6.375% 1/1/15 (MBIA Insured)    3,200  3,408
 Series C-1, 5% 1/1/10 (MBIA Insured)    11,000  10,615
Chicago Park Dist. Rfdg. 6.25% 1/1/09 (FGIC Insured)   1,380  1,497
Chicago Wastewtr. Transmission Rev. Rfdg. 5.375% 1/1/13
(FGIC Insured)    9,430  9,312
Cook County Commty. College Dist. #508 Series C,
7.70% 12/1/07 (MBIA Insured)    3,000  3,664
Illinois Dedicated Tax Rev. (Civic Ctr.) Series A, 7% 12/15/13
(AMBAC Insured)    2,500  2,722
Illinois Reg'l. Trans. Auth.:
Series A, 8% 6/1/17 (AMBAC Insured)    3,000  3,900
 Series D:
 7.75% 6/1/04 (FGIC Insured)    1,115  1,317
  7.75% 6/1/05 (FGIC Insured)    2,405  2,862
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ILLINOIS - CONTINUED
Metropolitan Pier & Exposition Auth. Dedicated Tax Rev.
(McCormick Place Expansion Proj.)
 (Cap. Appreciation) Series A:
  0% 6/15/07 (FGIC Insured) (Pre-Refunded to
   6/15/03 @ 102) (e)   $ 2,925 $ 3,159
   0% 6/15/07 (FGIC Insured)    75  79
   0% 6/15/08 (FGIC Insured)    3,890  2,091
   0% 6/15/10 (FGIC Insured)    8,100  3,807
   0% 6/15/15 (FGIC Insured)    3,100  1,073
  63,400
INDIANA - 0.8%
Indiana Bond Bank Rev. (State Revolving Fund Prog.)
Series A, 7% 2/1/05    1,500  1,701
Indianapolis Resource Recovery Rev. Rfdg.
(Ogden Martin Sys. Inc. Proj.):
 6.75% 12/1/04 (AMBAC Insured)    2,200  2,467
  6.75% 12/1/06 (AMBAC Insured)    3,000  3,386
  7,554
KANSAS - 0.4%
Kansas City Util. Sys. Rev. (Cap. Appreciation) 0% 3/1/09
(Escrowed to Maturity) (AMBAC Insured) (e)    3,975  2,062
Kansas Dept. Trans. Hwy. Rev. Series A, 6.125% 9/1/09  2,000  2,183
  4,245
LOUISIANA - 0.2%
New Orleans Rfdg. 6.50% 10/1/03 (AMBAC Insured)   1,500  1,659
MARYLAND - 1.1%
Baltimore Consolidated Pub. Impt. Rfdg. Series A,
7.25% 10/15/05 (FGIC Insured)    2,000  2,343
Maryland Health & Higher Edl. Facs. Auth. Rev. Rfdg.
(Good Samaritan Hosp.) 5.75% 7/1/13    2,600  2,668
Washington Metropolitan Area Trans. Auth. Gross Rev. Rfdg.
6% 7/1/09 (FGIC Insured)    5,500  5,878
  10,889
MASSACHUSETTS - 6.4%
Massachusetts Gen. Oblig.:
 Rfdg. Series A:
 6.25% 7/1/03    13,200  14,388
  6% 7/1/05 (AMBAC Insured)    2,750  2,977
 Consolidated Loan Series A, 7.50% 6/1/04    3,270  3,810
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Edl. Facs. Auth. Rev.:
Rfdg. (Boston College) Series K, 5.375% 6/1/14   $ 4,250 $ 4,197
 (Blood Institute) Series A, 6.50% 2/1/22    4,860  4,903
 (New England Med. Ctr.) Series G, 5.375% 7/1/24
 (MBIA Insured)    1,000  958
 (Univ. Hosp.) Series C, 7.25% 7/1/19 (MBIA Insured)   3,500  3,828
Massachusetts Ind. Fin. Agcy. Ind. Rev.:
Rfdg. (Harvard Commty. Health Plan) Series B,
 8.125% 10/1/17    5,000  5,313
 (Massachusetts Biomedical) (Cap. Appreciation)
 Series A-2, 0% 8/1/08    10,000  5,213
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
Rfdg. Series B, 5% 7/1/12 (MBIA Insured)    2,715  2,552
 Series A, 6.75% 7/1/08    2,500  2,670
 Series B, 6.75% 7/1/08    5,995  6,407
Massachusetts Wtr. Resources Auth. Gen. Rev. Rfdg.
Series C, 5.25% 12/1/15    5,000  4,800
  62,016
MICHIGAN - 4.8%
Lowell Area Schools (Cap. Appreciation) 0% 5/1/20
(Pre-Refunded to 5/1/05 @ 33.646) (FGIC Insured) (e)  21,685  4,824
Michigan Hosp. Fin. Auth. Rev. Rfdg.:
(Detroit Med. Ctr. Oblig. Group) Series A:
 6.25% 8/15/13    1,750  1,794
  6.50% 8/15/18    5,000  5,175
 (Sisters of Mercy Health Corp.)  5.375% 8/15/14
 (MBIA Insured)    3,000  2,966
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series B:
7.50% 4/1/10    6,000  6,428
 5.70% 4/1/12    3,750  3,745
Michigan Muni. Bond Auth. Rev.:
(Local Gov't. Loan Prog.):
 7% 5/1/02 (AMBAC Insured)    2,425  2,695
  7% 11/1/02 (AMBAC Insured)    1,465  1,641
  7% 5/1/03 (AMBAC Insured)    2,700  3,034
  7% 11/1/03 (AMBAC Insured)    1,570  1,776
 (State Revolving Fund) 7% 10/1/02
 (Escrowed to Maturity) (e)    2,860  3,203
Michigan Pub. Pwr. Agcy. Rev. Rfdg. (Belle River Proj.)
Series B, 5% 1/1/19    5,750  5,233
Michigan Trunk Line Rev. (Cap. Appreciation) Series A,
0% 10/1/09 (AMBAC Insured)    8,010  3,975
  46,489
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
MINNESOTA - 2.2%
Minneapolis Gen. Oblig.:
Rfdg. (Sales Tax) 6.25% 4/1/07   $ 1,500 $ 1,610
 (Cap. Appreciation) Series B, 0% 12/1/04    1,800  1,244
Minnesota Hsg. Fin. Agcy. (Single Family Mtg.):
Series I, 6.25% 1/1/15    2,000  2,038
 Series K, 6.40% 1/1/15    3,455  3,559
Minnesota Unltd. Tax 5.75% 8/1/05    3,315  3,551
Northern Minnesota Muni. Pwr. Agcy. Elec. Sys. Rev. Rfdg.
Series A, 7.30% 1/1/01    4,000  4,280
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.
Series B, 6% 1/1/13    5,000  5,019
  21,301
MISSISSIPPI - 0.1%
Mississippi Home Corp. Single Family Sr. Rev. Rfdg.
Series 1990 A, 9.25% 3/1/12 (FGIC Insured)    585  629
MISSOURI - 0.9%
Kirkwood Ind. Dev. Auth. Health Care Corp. Rev.
(St. Joseph Hosp.) 7% 7/1/22 (Pre-Refunded to
7/1/02 @ 102) (e)    2,000  2,267
Missouri Higher Ed. Loan Auth. Student Loan Rev. (Sr. Lien)
Series A, 5.625% 2/15/01    4,000  4,100
Missouri Hsg. Dev. Commission Mtg. Rev. Series C,
5.50% 3/1/16 (d)    2,500  2,547
  8,914
NEBRASKA - 0.5%
Nebraska Pub. Pwr. Dist. Rev. Rfdg. (Pwr. Supply Sys.)
Series C, 5% 1/1/10    5,000  4,775
NEVADA - 0.8%
Clark County Ind. Dev. Rev. Rfdg. (Nevada Pwr. Co. Proj. C)
7.20% 10/1/22 (AMBAC Insured)    7,000  7,849
NEW JERSEY - 1.9%
Middlesex County Poll. Cont. Auth. Rev. Rfdg. (Fing. Poll.)
(Amerada Hess Corp.) 7.875% 6/1/22    7,750  8,834
New Jersey Trans. Trust Fund Auth. Rfdg. (Trans. Sys.):
Series A, 6.50% 6/15/05 (AMBAC Insured)    5,000  5,563
 Series B, 6.50% 6/15/10 (MBIA Insured)    2,000  2,258
New Jersey Tpk. Auth. Tpk. Rev. Rfdg. 10.375% 1/1/03
(Escrowed to Maturity) (e)    1,345  1,585
  18,240
NEW MEXICO - 0.9%
Farmington Poll. Cont. Rev. Rfdg. (Pub. Svc. Co. of New Mexico
San Juan Proj.) 5.70% 12/1/16 (AMBAC Insured)   8,500  8,489
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
NEW YORK - 16.4%
Metropolitan Trans. Auth. Svc. Contract (Trans. Facs.)
Series 4, 7.75% 7/1/02   $ 1,420 $ 1,560
Nassau County Gen. Impt. Rfdg. Series A:
6.50% 5/1/04 (FGIC Insured)    7,425  8,214
 6.50% 5/1/05    4,490  4,990
 6.50% 5/1/06    4,000  4,455
New York City Gen. Oblig.:
Rfdg.:
 Series A, 7% 8/1/04    4,375  4,796
  Series D, 6.30% 8/15/01    7,450  7,888
 Series G:
 5.40% 2/1/01    6,000  6,120
  5.60% 2/1/02    14,120  14,455
 7.50% 2/1/03 (f)    10,000  11,100
 8% 2/1/05    2,550  2,945
New York City Muni. Assistance Corp. Series G, 6% 7/1/08 10,000 10,724 New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Series A, 7% 6/15/09 (FGIC Insured)    2,500  2,728
New York City Trust Cultural Residential Rev. (Museum of
Modern Art) Series One, 5% 1/1/00 (AMBAC Insured)  3,500  3,570
New York State Dorm. Auth. Rev.:
Rfdg. (State Univ. Edl. Facs.):
 Series A:
  5.50% 5/15/07    4,660  4,660
   5.50% 5/15/13    7,500  7,256
  Series B, 5.25% 5/15/09    4,000  3,845
 (City Univ. Sys. Consolidated):
 2nd Gen. Series A, 5.75% 7/1/09    4,370  4,381
  Series C, 7.50% 7/1/10    3,000  3,495
  Series D:
  7% 7/1/09    2,000  2,235
   7% 7/1/09 (FGIC Insured)    3,780  4,446
New York State Envir. Facs. Corp. Poll. Cont. Rev. Rfdg.
(State Wtr. Revolving Fund - New York City Muni. Wtr.)
5.75% 6/15/11    2,500  2,613
New York State Local Gov't. Assistance Corp. Rfdg.:
Series C, 5.50% 4/1/17    2,500  2,497
 Series E:
 6% 4/1/14    5,250  5,637
  5.25% 4/1/16    8,425  8,162
New York State Med. Care Facs. Fin. Agcy. Rev.
(North Shore Univ. Hosp. Mtg. Proj.) Series A,
7.20% 11/1/20 (MBIA Insured)    2,000  2,198
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
NEW YORK - CONTINUED
New York State Thruway Auth. Svc. Contract Rev.
(Local Hwy. & Bridge):
 Series A, 6% 1/1/05 (MBIA Insured)   $ 2,500 $ 2,697
  7.25% 1/1/10 (Pre-Refunded to 1/1/01 @ 102) (e)  5,000  5,569
New York State Urban Dev. Corp. Rev. Rfdg.
(Correctional Cap. Facs.) Series A, 6.30% 1/1/03   6,000  6,353
Triborough Bridge & Tunnel Auth. Rev. (Convention Ctr. Proj.)
Series E, 7.25% 1/1/10    7,325  8,286
  157,875
NEW YORK & NEW JERSEY - 0.2%
New York & New Jersey Port Auth. Series 104,
4.75% 1/15/26 (AMBAC Insured)    1,845  1,619
NORTH CAROLINA - 1.9%
Harnett County Ctfs. of Prtn.:
7.50% 12/1/03 (AMBAC Insured)    2,640  3,029
 7.50% 12/1/04 (AMBAC Insured)    2,865  3,317
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Rfdg.:
Series A, 5.20% 1/1/01    5,000  5,025
 Series B:
 7.25% 1/1/07    2,375  2,666
  7% 1/1/08    3,650  4,024
  18,061
OHIO - 2.1%
Cleveland Wtrwks. Rev. Rfdg. 1st Mtg. Series G,
5.50% 1/1/13 (MBIA Insured)    1,750  1,778
Ohio Bldg. Auth. Facs. (Administration Bldg. Fund)
Series A, 6% 10/1/06    1,750  1,868
Ohio Bldg. Auth. Workers Compensation (W. Green
Bldg. A) 4.75% 4/1/14    6,500  5,842
Ohio Wtr. Dev. Auth. Rev. Fresh Wtr. Series:
6.25% 6/1/02 (AMBAC Insured)    1,860  2,013
 6.25% 6/1/03 (AMBAC Insured)    1,975  2,153
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.:
Rfdg. (Buckeye Pwr. Inc. Proj.) 7.80% 11/1/14
 (AMBAC Insured)    2,865  3,399
 (Wtr. Cont. Loan Fund) 6.50% 6/1/03 (MBIA Insured)  2,940  3,245
  20,298
OKLAHOMA - 0.3%
Grand River Dam Auth. Rev. Rfdg. 5.50% 6/1/10    3,000  3,064
OREGON - 0.6%
Multnomah County School Dist. #3 (Park Rose):
7% 12/1/03 (FGIC Insured)    2,325  2,673
 7% 12/1/04 (FGIC Insured)    2,540  2,950
  5,623
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
PENNSYLVANIA - 2.4%
Delaware County Auth. Hosp. Rev. (Crozer-Chester)
6% 12/15/20   $ 3,000 $ 2,895
Philadelphia Parking Auth. Parking Rev. (Arpt. Parking)
7.375% 9/1/18 (AMBAC Insured)    1,750  1,859
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev.:
Rfdg.:
 5.05% 7/1/98    1,200  1,208
  5.35% 7/1/99    1,335  1,350
 (Graduate Health Sys. Oblig. Group) Series A&B,
 7% 7/1/05    7,670  7,996
Philadelphia Wtr. & Wastewtr. Rev.:
6.25% 8/1/09 (MBIA Insured)    2,000  2,193
 6.25% 8/1/10 (MBIA Insured)    2,000  2,183
Pittsburgh Gen. Oblig. Series B, 6.25% 9/1/16
(MBIA Insured)    3,000  3,168
  22,852
PUERTO RICO - 0.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Spl.
Tax Series 1988 A, 7.75% 7/1/08    2,000  2,125
SOUTH CAROLINA - 1.0%
Charlston County Gen. Oblig. 6% 6/1/13    2,500  2,635
South Carolina Pub. Svc. Auth. Rev. Rfdg. Series A:
6.25% 1/1/06 (MBIA Insured)    2,000  2,180
 5.75% 1/1/10 (MBIA Insured)    4,705  4,840
  9,655
TENNESSEE - 1.4%
Knox County Health Edl. & Hsg. Facs. Auth.
Sanders Alliance Hosp. Facs. Rev. Series C,
7.25% 1/1/10 (MBIA Insured)    2,660  3,135
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg.
Series A:
 6% 2/15/05 (MBIA Insured) (b)(d)    1,000  1,035
  6.25% 2/15/09 (MBIA Insured) (b)(d)    1,500  1,571
  6.25% 2/15/10 (MBIA Insured) (b)(d)    1,000  1,040
Tennessee Gen. Oblig. 6% 5/1/06    6,195  6,784
  13,565
TEXAS - 9.0%
Austin Independent School Dist. Rfdg.:
(Cap. Appreciation) 0% 8/1/02 (PSF Guaranteed)   3,900  3,003
 7% 8/1/06 (PSF Guaranteed)    3,430  3,962
Corpus Christi Hsg. Fin. Corp. Single Family Mtg. Rev.
(Lomas & Nettleton Co.) Series A, 13.375% 6/1/13   30  32
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
TEXAS - CONTINUED
Dallas Fort Worth Reg'l. Arpt. Rev. Rfdg. Series A,
7.375% 11/1/12 (FGIC Insured)   $ 1,000 $ 1,144
Dallas Gen. Oblig.:
6% 2/15/12    4,925  4,777
 4.50% 2/15/14    2,500  2,253
Fort Bend Independent School Dist. Gen. Oblig.
6.50% 2/15/07 (PSF Guaranteed)    2,500  2,788
Harris County Hosp. Dist. Mtg. Rev. Rfdg. 7.40% 2/15/10
(AMBAC Insured)    3,000  3,563
Harris County Toll Road Tax & Sub Lien Rev.:
 Rfdg. (Cap. Appreciation) 0% 8/1/06    4,245  2,574
 (Cap. Appreciation) 0% 8/1/08    8,005  4,273
 Series A:
 7% 8/15/09    2,000  2,340
  7% 8/15/10    4,200  4,909
Hurst Euless Bedford Independent School Dist. Rfdg.
(Cap. Appreciation):
 0% 8/15/11 (PSF Guaranteed)    3,620  1,620
  0% 8/15/12 (PSF Guaranteed)    5,105  2,131
  0% 8/15/13 (PSF Guaranteed)    3,610  1,412
Midlothian Independent School Dist. Rfdg. (Cap. Appreciation)
0% 2/15/09 (PSF Guaranteed)    1,970  1,029
Round Rock Independent School Dist. Rfdg. Unltd. Tax
(Cap. Appreciation) 0% 2/15/08 (PSF Guaranteed)   9,800  5,464
San Antonio Elec. & Gas Rev.:
Rfdg. (Cap. Appreciation):
 Series B, 0% 2/1/07 (FGIC Insured)    10,000  5,875
  Series 1991 B, 0% 2/1/05 (FGIC Insured)    12,285  8,154
 Series 95, 6.375% 2/1/06    5,000  5,513
San Antonio Wtr. Rev. Rfdg. 6.50% 5/15/10
(MBIA Insured)    3,000  3,229
Texas A&M Univ. Perm. Univ. Fund Rfdg. 5.60% 7/1/05  3,000  3,173
Texas College Student Loan Gen. Oblig. 5.80% 8/1/05 (d)  3,000  3,120
Texas Muni. Pwr. Agcy. Rev. Rfdg. (Cap. Appreciation)
0% 9/1/04 (AMBAC Insured)    4,900  3,363
Texas Wtr. Dev. Board Rev. (Revolving Fund Sr. Lien)
6% 7/15/03    6,150  6,604
  86,305
UTAH - 3.6%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.:
Rfdg. Series B:
 6.50% 7/1/10 (AMBAC Insured) (b)    1,635  1,780
  6.50% 7/1/04 (MBIA Insured)    3,000  3,319
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
UTAH - CONTINUED
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
Rfdg. Series B: - continued
  6.50% 7/1/05 (MBIA Insured)   $ 5,000 $ 5,556
  6% 7/1/16 (AMBAC Insured) (b)    10,345  10,500
  6% 7/1/16 (MBIA Insured)    4,500  4,634
 Spl. Oblig. Sixth Series B, 6.50% 7/1/10 (MBIA Insured)  2,800  3,112
Jordan County School Dist. 7.625% 6/15/05    2,000  2,383
Salt Lake City Hosp. Rev. Rfdg. (Intermountain Health
Care Hosp., Inc.) Series A, 8.125% 5/15/15
(Escrowed to Maturity) (e)    2,975  3,529
  34,813
VIRGINIA - 3.3%
Hampton Museum Rev.:
5.25% 1/1/09    3,825  3,701
 5.25% 1/1/14    4,500  4,208
Henrico County Pub. Facs. Lease Rev.
(Henrico County Reg'l. Jail Proj.):
 7.50% 8/1/04    2,455  2,866
  7.50% 8/1/05    2,590  3,056
Upper Occoquan Swr. Auth. Rev. 4.75% 7/1/29
(MBIA Insured)    20,050  17,418
  31,249
WASHINGTON - 1.4%
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 14.375% 7/1/01    680  831
 5.40% 7/1/12    10,000  9,487
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.
Compound Interest Rfdg. Series B, 0% 7/1/06 (MBIA Insured)  5,000  3,013
  13,331
WISCONSIN - 2.5%
Wisconsin Gen. Oblig. Series A, 7% 5/1/05    12,890  14,856
Wisconsin Health & Edl. Facs. Auth. Rev.:
(Felician Care, Inc.) Series A, 7% 1/1/15 (AMBAC Insured)  2,000  2,138
 (St. Lukes Med. Ctr. Proj.) 7.10% 8/15/11 (MBIA Insured)  4,000  4,380
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.
Rfdg. Series F, 5.20% 9/1/26 (d)    2,500  2,477
  23,851
TOTAL MUNICIPAL BONDS
(Cost $888,325)   930,025
MUNICIPAL NOTES (C) - 3.2.%
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ALABAMA - 0.0%
Phenix County Ind. Dev. Board Envir. Impt. Rev. (Mead
Coated Board Proj.) Series 1996, 5%, LOC Bayerische
Vereinsbank AG, VRDN (d)   $ 600 $ 600
ALASKA - 0.0%
Alaska Ind. Dev. & Export Auth. Revolving Fund
(Healy Clean Coal Proj.) Series 1996 B, 4.25%,
LOC Bank of America, VRDN (d)    400  400
ARIZONA - 0.4%
Yavapai County Ind. Dev. Auth. Ind. Dev. Rev.
(Citizens Util. Co.) Series 1993, 3.55%, tender 4/8/97 (d)  3,500  3,500
FLORIDA - 0.3%
Indian River County Hosp. Dist. Hosp. Rev. Series 1988,
3.55%, tender 3/10/97, LOC Kredietbank    2,400  2,400
ILLINOIS - 0.2%
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series 93, 4.45%, VRDN    2,300  2,300
IOWA - 0.6%
Iowa Student Loan Liquidity Corp. Student Loan Rev.
Series B, 4.10%, BPA Norwest Bank NA, VRDN
(AMBAC Insured) (d)    5,700  5,700
OHIO - 0.3%
Ohio Air Quality Dev. Auth. Rev. (JMG Fdg. Ltd. Partnership)
Series 95-B, 4.10%, LOC Society Generale, VRDN (d)   2,400  2,400
SOUTH CAROLINA - 0.3%
York County Poll. Cont. Rev. (Nat'l. Rural Utils. Co-op Fin. Corp.
Elec. Proj.) Series 1984 N-3, 3.80%, tender 3/15/97   3,000  3,000
TEXAS - 0.7%
South Texas Higher Ed. Auth. Student Loan Rev. Series 1995,
4.10%, LOC Student Loan Marketing Assoc., VRDN (d)  1,500  1,500
Texas Gen. Oblig. TRAN Series 1996, 4.75% 8/29/97   5,400  5,447
  6,947
WEST VIRGINIA - 0.4%
Grant County Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.)
Series 1994, 3.80%, tender 3/10/97    3,600  3,603
TOTAL MUNICIPAL NOTES
(Cost $30,827)   30,850
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $919,152)  $ 960,875
FUTURES CONTRACTS
AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
85 Municipal Bond Futures Contracts   March, 1997 $ 9,865 $ 63
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.0%
SOLD
90 U.S. Treasury Bond Futures Contracts   March, 1997  10,136  (1)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.1%
   $ 62
SECURITY TYPE ABBREVIATIONS
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
2. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
4. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
5. Security collateralized by an amount sufficient to pay interest and principal.
6. A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $999,000.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 74.1% AAA, AA, A 74.5%
Baa 15.6% BBB  15.1%
Ba 0.8% BB  0.0%
B 0.0% B  0.7%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 2.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  38.0%
Electric Revenue  17.7
Water and Sewer   9.4
Health Care  7.9
Special Tax  7.2
Others (individually less than 5%)   19.8
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $919,335,000. Net unrealized appreciation aggregated $41,540,000, of which $43,382,000 related to appreciated investment securities and $1,842,000 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $19,626,000 all of which will expire on December 31, 2003. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) DECEMBER 31, 1996

ASSETS                                                                          $ 960,875
Investment in securities, at value (cost $919,152) -
See accompanying schedule

Cash                                                                             172

Receivable for investments sold                                                  3,357

Interest receivable                                                              17,128

Receivable for daily variation on futures contracts                              17

Prepaid expenses                                                                 53

 TOTAL ASSETS                                                                    981,602

LIABILITIES

Payable for investments purchased                                    $ 11,390
Regular delivery

 Delayed delivery                                                     15,533

Distributions payable                                                 1,381

Accrued management fee                                                285

Distributions fees payable                                            1

Other payables and accrued expenses                                   205

 TOTAL LIABILITIES                                                               28,795

NET ASSETS                                                                      $ 952,807

Net Assets consist of:

Paid in capital                                                                 $ 932,773

Accumulated undistributed net realized gain (loss)                               (21,751)
on investments

Net unrealized appreciation (depreciation) on                                    41,785
investments

NET ASSETS                                                                      $ 952,807

CALCULATION OF MAXIMUM OFFERING PRICE                                            $8.19
CLASS T:
NET ASSET VALUE and redemption price per share
 ($3,878 (divided by) 473.46 shares)

Maximum offering price per share (100/96.50 of $8.19)                            $8.49

CLASS B:                                                                         $8.19
NET ASSET VALUE and offering price per share
 ($259 (divided by) 31.62 shares) A

INITIAL CLASS:                                                                   $8.19
NET ASSET VALUE, offering price and redemption price
 per share ($947,824 (divided by) 115,685 shares)

INSTITUTIONAL CLASS:                                                             $8.19
NET ASSET VALUE, offering price and redemption price
 per share ($846 (divided by) 103.31 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                        $ 55,116

EXPENSES

Management fee                                             $ 3,912

Transfer agent fees                                         2
Class T

 Initial Class                                              1,194

 Institutional Class                                        1

Distribution fees                                           3
Class T

 Class B                                                    1

Accounting fees and expenses                                298

Non-interested trustees' compensation                       3

Custodian fees and expenses                                 56

Registration fees                                           26
Class T

 Class B                                                    24

 Initial Class                                              31

 Institutional Class                                        24

Audit                                                       55

Legal                                                       14

Miscellaneous                                               14

 Total expenses before reductions                           5,658

 Expense reductions                                         (79)        5,579

NET INTEREST INCOME                                                     49,537

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      8,837

 Futures contracts                                          138         8,975

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (21,359)

 Futures contracts                                          62          (21,297)

NET GAIN (LOSS)                                                         (12,322)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 37,215
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEAR ENDED     YEAR ENDED
                                                         DECEMBER 31,   DECEMBER 31,
                                                         1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 49,537       $ 54,828
Net interest income

 Net realized gain (loss)                                 8,975          1,658

 Change in net unrealized appreciation (depreciation)     (21,297)       121,673

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          37,215         178,159
FROM OPERATIONS

Distributions to shareholders                             (50)           -
From net interest income
 Class T

  Class B                                                 (4)            -

  Initial Class                                           (49,472)       (54,828)

  Institutional Class                                     (11)           -

 In excess of net interest income - Initial Class         (130)          -

 In excess of net realized gain - Initial Class           -              (525)

 TOTAL DISTRIBUTIONS                                      (49,667)       (55,353)

Share transactions - net increase (decrease)              (116,656)      (46,200)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (129,108)      76,606

NET ASSETS

 Beginning of period                                      1,081,915      1,005,309

 End of period                                           $ 952,807      $ 1,081,915


FINANCIAL HIGHLIGHTS - CLASS T
      JULY 1, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      DECEMBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 7.990

Income from Investment Operations

 Net interest income                                   .185

 Net realized and unrealized gain (loss)               .200 E

 Total from investment operations                      .385

Less Distributions

 From net interest income                              (.185)

Net asset value, end of period                        $ 8.190

TOTAL RETURN B, C                                      4.86%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 3,878

Ratio of expenses to average net assets                1.00% A,
                                                       D

Ratio of net interest income to average net assets     4.40% A

Portfolio turnover rate                                35%

A ANNUALIZED
A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS B
      JULY 1, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      DECEMBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 7.990

Income from Investment Operations

 Net interest income                                   .160

 Net realized and unrealized gain (loss)               .200 E

 Total from investment operations                      .360

Less Distributions

 From net interest income                              (.160)

Net asset value, end of period                        $ 8.190

TOTAL RETURN B, C                                      4.54%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 259

Ratio of expenses to average net assets                1.65% A,
                                                       D

Ratio of net interest income to average net assets     3.91% A

Portfolio turnover rate                                35%

A ANNUALIZED
A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - INITIAL CLASS

                               YEARS ENDED DECEMBER 31,

                               1996                       1995          1994          1993 A        1992

SELECTED PER-SHARE DATA

Net asset value,               $ 8.270                    $ 7.370       $ 8.690       $ 8.500       $ 8.470
beginning of period

Income from Investment
Operations

 Net interest income            .405                       .408          .455          .487          .519

 Net realized and               (.079)                     .904          (1.180)       .600          .210
 unrealized gain
(loss)

 Total from investment          .326                       1.312         (.725)        1.087         .729
 operations

Less Distributions

 From net interest              (.405)                     (.408)        (.455)        (.487)        (.519)
 income

 From net realized gain         -                          -             (.010)        (.410)        (.180)

 In excess of net               (.001) C                   -             -             -             -
 interest income

 In excess of net               -                          (.004)        (.130)        -             -
 realized gain

 Total distributions            (.406)                     (.412)        (.595)        (.897)        (.699)

Net asset value, end           $ 8.190                    $ 8.270       $ 7.370       $ 8.690       $ 8.500
of period

TOTAL RETURN B                  4.12%                      18.15%        (8.49)        13.17%        8.93%
                                                                        %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 947,824                  $ 1,081,915   $ 1,005,309   $ 1,261,650   $ 1,191,653
period (000 omitted)

Ratio of expenses to            .56%                       .57%          .53%          .49%          .49%
average net assets

Ratio of net interest           5.00%                      5.14%         5.68%         5.51%         6.11%
income to average net
assets

Portfolio turnover rate         35%                        72%           95%           74%           53%


A EFFECTIVE JANUAURY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      JULY 1, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      DECEMBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 7.990

Income from Investment Operations

 Net interest income                                   .196

 Net realized and unrealized gain (loss)               .200 E

 Total from investment operations                      .396

Less Distributions

 From net interest income                              (.196)

Net asset value, end of period                        $ 8.190

TOTAL RETURN B, C                                      5.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 846

Ratio of expenses to average net assets                .75% A,
                                                       D

Ratio of net interest income to average net assets     4.88% A

Portfolio turnover rate                                35%

A ANNUALIZED
A TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Municipal Bond Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On March 14, 1996, the Board of Trustees approved the creation of Class A, Class B, and Institutional Class shares. Offering of the new classes commenced on July 1, 1996. Effective August 30, 1996, Class A was renamed Class T. Prior to July 1, 1996, the fund offered one class of shares, the Initial Class (formerly Fidelity Municipal Bond Fund, which was formerly Fidelity Municipal Bond Portfolio). The Initial Class of shares is only available to the existing shareholders of that class. On May 16, 1996, the Board of Trustees approved the creation of an additional class of shares, Class A shares. Offering of the new class commences on or about February 28, 1997. Class A shares are subject to an annual distribution and service fee of 0.15% of the class' average net assets and a front-end sales load up to 4.25%.
Class T, Class B, Initial Class and Institutional Class shares have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares outstanding for each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales, and futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the accompanying balance sheet under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $345,721,000 and $452,749,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $132,408,000 and $112,736,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class T shares (Class T Plan), Class B shares (Class B Plan), Initial Class shares, and Institutional Class shares (collectively referred to as "the Plans"). Under the Class T and Class B Plans the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and
 .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), of the average net assets of the Class T, and Class B shares, respectively. For the period, the fund paid FDC $3,000 and $1,000 under the Class T and Class B Plans, all of which were paid to securities dealers, banks
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED and other financial institutions for the distribution of Class T and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class T, Class B, Initial Class, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 3.50% for selling Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective January 2, 1997, the Board of Trustees approved a revised Class B contingent deferred sales charge for shares purchased on or after January 2, 1997. Under the revised arrangement, FDC receives the proceeds of a contingent deferred sales charged levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $10,000 on sales of Class T shares of the fund, of which $7,000 were paid to securities dealers, banks, and other financial institutions. There were no Class B share redemptions from the fund during the period. When Class B shares are initially sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class T, Class B, Initial Class and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Service Co. (FSC) with respect to the Initial Class, and with Fidelity Investments Institutional Operations Company (FIIOC) with respect to the Class T, Class B, and Institutional Class to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FSC and FIIOC are both affiliates of FMR. FSC and FIIOC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FSC and FIIOC by UMB, which is reimbursed by the fund for such payments. FSC and FIIOC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .20%, .46%, .12%, and .31% of the average net assets of Class T, Class B, Initial Class and Institutional Class, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
FSC also maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $298,000.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for Class T, Class B, Initial Class, and Institutional Class.
(I) CLASS T. For the period, this expense limitation was 1.00% of average net assets and the reimbursement reduced expenses by $24,000.
(II) CLASS B. For the period, this expense limitation was 1.65% of average net assets and the reimbursement reduced expenses by $24,000.
(III) INITIAL CLASS. For the period, this expense limitation was .75% of average net assets.
(IV) INSTITUTIONAL CLASS. For the period, this expense limitation was .75% of average net assets and the reimbursement reduced expenses by $24,000.
In addition, the fund has entered into arrangements with its custodian and Initial Class' transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement and Initial Class' expenses were reduced by $6,000 under the transfer agent arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,

                                 1996 A         1995           1996 A         1995

CLASS T                           489            -             $ 3,951        $ -
Shares sold

Reinvestment of distributions     6              -              49             -

Shares redeemed                   (22)           -              (176)          -

Net increase (decrease)           473            -             $ 3,824        $ -

CLASS B                           31             -             $ 250          $ -
Shares sold

Reinvestment of distributions     1              -              4              -

Net increase (decrease)           32             -             $ 254          $ -

INITIAL CLASS                     10,284         58,603        $ 83,373       $ 460,322
Shares sold

Reinvestment of distributions     3,995          4,530          32,369         36,057

Shares redeemed                   (29,410)       (68,815)       (237,309)      (542,579)

Net increase (decrease)           (15,131)       (5,682)       $ (121,567)    $ (46,200)

INSTITUTIONAL CLASS               109            -             $ 882          $ -
Shares sold

Reinvestment of distributions     1              -              5              -

Shares redeemed                   (7)            -              (54)           -

Net increase (decrease)           103            -             $ 833          $ -


A SHARE TRANSACTIONS FOR CLASS T, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF SHARES)
 TO DECEMBER 31, 1996.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Advisor Municipal Bond Fund (formerly Municipal Bond Portfolio):
We have audited the accompanying statement of assets and liabilities of Fidelity Municipal Trust: Fidelity Advisor Municipal Bond Fund (formerly Municipal Bond Portfolio), including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights of Class T, Class B, Initial Class and Institutional Class for the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Trust: Fidelity Advisor Municipal Bond Fund as of December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights of Class T, Class B, Initial Class and Institutional Class for the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 13, 1997
DISTRIBUTIONS


During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 0.79% of the fund's income dividends was subject to the federal alternative minimum tax.








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

MUNICIPAL BOND
FUND (FORMERLY FIDELITY MUNICIPAL
BOND FUND) - INSTITUTIONAL CLASS

ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     25   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    32   Notes to the financial statements.

REPORT OF INDEPENDENT    38   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            39


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE
YOU INVEST OR
SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns.
An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
ADVISOR MUNICIPAL BOND FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. The initial offering of Institutional Class shares took place on July 1, 1996. Returns prior to July 1, 1996 are those of Initial Class, the original class of the fund. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Advisor Municipal Bond Fund - Institutional    4.02%    38.65%   100.94%
Class

Lehman Brothers Municipal Bond Index           4.43%    42.13%   111.81%

General Municipal Debt Funds Average           3.30%    38.89%   100.32%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Institutional Class performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of 225 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc., over the past one year. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Advisor Municipal Bond Fund - Institutional    4.02%    6.75%    7.23%
Class

Lehman Brothers Municipal Bond Index           4.43%    7.28%    7.79%

General Municipal Debt Funds Average           3.30%    6.78%    7.18%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970110 112454 S00000000000001
             FA Municipal Bond -CL I     LB Municipal Bond
             00539                       LB015
  1986/12/31      10000.00                    10000.00
  1987/01/31      10199.39                    10301.10
  1987/02/28      10288.86                    10351.78
  1987/03/31      10244.91                    10242.05
  1987/04/30       9615.67                     9728.11
  1987/05/31       9537.62                     9679.85
  1987/06/30       9705.24                     9964.06
  1987/07/31       9823.75                    10065.69
  1987/08/31       9869.24                    10088.34
  1987/09/30       9359.99                     9716.38
  1987/10/31       9445.42                     9750.78
  1987/11/30       9655.99                    10005.37
  1987/12/31       9844.04                    10150.55
  1988/01/31      10343.87                    10512.11
  1988/02/29      10442.34                    10623.22
  1988/03/31      10189.66                    10499.99
  1988/04/30      10224.46                    10579.79
  1988/05/31      10259.65                    10549.22
  1988/06/30      10453.98                    10703.55
  1988/07/31      10529.43                    10773.34
  1988/08/31      10552.63                    10782.82
  1988/09/30      10764.93                    10977.99
  1988/10/31      11006.51                    11171.20
  1988/11/30      10879.21                    11068.87
  1988/12/31      11055.17                    11182.11
  1989/01/31      11217.06                    11413.35
  1989/02/28      11101.08                    11283.13
  1989/03/31      11097.22                    11256.16
  1989/04/30      11417.47                    11523.38
  1989/05/31      11640.56                    11762.72
  1989/06/30      11806.67                    11922.46
  1989/07/31      11916.68                    12084.72
  1989/08/31      11810.39                    11966.42
  1989/09/30      11764.40                    11930.76
  1989/10/31      11903.24                    12076.67
  1989/11/30      12058.25                    12288.01
  1989/12/31      12112.48                    12388.53
  1990/01/31      12043.70                    12329.93
  1990/02/28      12155.18                    12439.66
  1990/03/31      12165.85                    12443.40
  1990/04/30      12005.80                    12353.31
  1990/05/31      12333.89                    12622.98
  1990/06/30      12463.87                    12733.94
  1990/07/31      12655.96                    12921.12
  1990/08/31      12415.91                    12733.51
  1990/09/30      12486.96                    12740.77
  1990/10/31      12635.84                    12971.88
  1990/11/30      12877.52                    13232.75
  1990/12/31      12949.50                    13290.31
  1991/01/31      13100.34                    13468.67
  1991/02/28      13168.69                    13585.85
  1991/03/31      13191.90                    13590.74
  1991/04/30      13376.19                    13771.49
  1991/05/31      13479.07                    13893.92
  1991/06/30      13484.74                    13880.17
  1991/07/31      13671.92                    14049.23
  1991/08/31      13844.46                    14234.26
  1991/09/30      14001.27                    14419.59
  1991/10/31      14141.14                    14549.36
  1991/11/30      14179.53                    14589.95
  1991/12/31      14491.99                    14903.05
  1992/01/31      14498.55                    14937.03
  1992/02/29      14520.10                    14941.81
  1992/03/31      14513.06                    14947.34
  1992/04/30      14658.14                    15080.37
  1992/05/31      14840.52                    15257.87
  1992/06/30      15107.04                    15513.90
  1992/07/31      15571.18                    15979.00
  1992/08/31      15346.84                    15823.21
  1992/09/30      15439.64                    15926.69
  1992/10/31      15123.91                    15770.13
  1992/11/30      15577.16                    16052.58
  1992/12/31      15785.96                    16216.47
  1993/01/31      15995.22                    16405.07
  1993/02/28      16646.42                    16998.44
  1993/03/31      16422.99                    16818.77
  1993/04/30      16612.28                    16988.47
  1993/05/31      16710.79                    17083.94
  1993/06/30      17015.63                    17369.08
  1993/07/31      16980.39                    17391.83
  1993/08/31      17426.57                    17753.93
  1993/09/30      17639.95                    17956.14
  1993/10/31      17641.10                    17990.80
  1993/11/30      17425.16                    17832.30
  1993/12/31      17865.15                    18208.74
  1994/01/31      18088.54                    18416.68
  1994/02/28      17542.02                    17939.69
  1994/03/31      16648.18                    17209.19
  1994/04/30      16726.26                    17355.12
  1994/05/31      16891.69                    17505.59
  1994/06/30      16759.05                    17398.63
  1994/07/31      17114.98                    17717.55
  1994/08/31      17153.64                    17778.85
  1994/09/30      16784.68                    17517.86
  1994/10/31      16353.28                    17206.74
  1994/11/30      15894.27                    16895.64
  1994/12/31      16348.46                    17267.52
  1995/01/31      16896.22                    17761.02
  1995/02/28      17459.34                    18277.51
  1995/03/31      17652.58                    18487.52
  1995/04/30      17640.80                    18509.34
  1995/05/31      18216.63                    19099.97
  1995/06/30      18042.42                    18933.80
  1995/07/31      18189.13                    19113.29
  1995/08/31      18427.05                    19355.65
  1995/09/30      18547.38                    19478.17
  1995/10/31      18808.12                    19761.38
  1995/11/30      19136.92                    20089.22
  1995/12/31      19316.14                    20282.28
  1996/01/31      19465.14                    20435.41
  1996/02/29      19330.47                    20297.47
  1996/03/31      19080.87                    20038.07
  1996/04/30      18995.37                    19981.36
  1996/05/31      18983.78                    19973.37
  1996/06/30      19159.86                    20190.88
  1996/07/31      19336.58                    20374.62
  1996/08/31      19319.02                    20369.73
  1996/09/30      19564.46                    20654.90
  1996/10/31      19789.48                    20888.51
  1996/11/30      20183.86                    21270.77
  1996/12/31      20093.55                    21181.43
IMATRL PRASUN   SHR__CHT 19961231 19970110 112457 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Bond Fund - Institutional Class on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $20,094 - a 100.94% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,181 - a 111.81% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              YEARS ENDED DECEMBER 31,

                              1996                       1995     1994      1993     1992

Dividend return               4.98%                      5.88%    5.01%     5.83%    6.31%

Capital appreciation return   -0.96%                     12.27%   -13.50%    7.34%   2.62%

Total return                  4.02%                      18.15%   -8.49%    13.17%   8.93%


DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1996          PAST          LIFE OF
                                         MONTH         CLASS

Dividends per share                      3.30(cents)   19.60(cents)

Annualized dividend rate                 4.74%         4.83%

30-day annualized yield                  4.54%         -

30-day annualized tax-equivalent yield   7.09%         -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.19 over the past month and $8.10 over life of class, you can compare the fund's income over these two periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses during the periods shown, the yield would have been -2.23%.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Solid demand helped municipal
bonds perform better than their
investment-grade taxable
counterparts in 1996, even though
new issue supply saw one of its
strongest years ever. For the year,
the Lehman Brothers Municipal
Bond Index - a broad measure of
the municipal bond market - had
a total return of 4.43%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a broad
measure of the performance of the
U.S. taxable bond market - had a
total return of 3.63%. Demand for
munis came from both insurance
companies and individual
investors. The diminishing
likelihood of significant tax reform
in the near future also helped
support the muni market. Like most
domestic bonds, munis were
affected by
stronger-than-expected signs of
strength in the economy early in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the point
that munis entered the fall trading
at expensive levels relative to their
taxable counterparts. At that point
and through October, the
performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits. That
sell-off subsided somewhat in
November and December, when
munis outperformed comparable
Treasury securities. However,
even though demand helped buoy
munis somewhat in December,
munis were caught in the overall
bond market downdraft caused by
conflicting economic data and
renewed fears that inflation might
lead the Federal Reserve Board to
raise short-term interest rates.
An interview with George Fischer, Portfolio Manager of Fidelity Advisor Municipal Bond Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the year ending December 31, 1996, the fund's Institutional Class shares had a total return of 4.02%. For the same period, the general municipal debt funds average, as tracked by Lipper Analytical Services, returned 3.30%, while the Lehman Brothers Municipal Bond Index returned 4.43%.
Q. HOW DID YOU STRUCTURE THE FUND?
A. I kept a relatively heavy weighting in intermediate-maturity bonds (those with maturities of 10-15 years), while keeping the fund's holdings in longer-maturity bonds (more than 20 years) and shorter-maturity bonds (less than five years) relatively light. I did that because of the shape of the yield curve, which measures the difference in yields among bonds with various maturities. Throughout the year, the yield curve was quite flat in the longer end of the curve. That meant the difference in yield between bonds with intermediate maturities and those with longer maturities was small, or narrow. In my view, the incremental yield longer-term bonds offered didn't adequately compensate investors for the added risk they carried, and I felt that the intermediate bonds looked better on a risk/reward basis. As for shorter-term securities, their low yields relative to intermediates made them less attractive.
Q. WHICH TYPES OF BONDS PERFORMED WELL?
A. In the second half of the period, interest rates fell and the fund profited from its relatively heavy weighting in zero coupon bonds. A zero makes no periodic interest payments but, instead, is sold at a deep discount to its face value. Many market participants tend to avoid zero coupon bonds partly because they generally fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, they rise more rapidly in value.
Q. CREDIT SPREADS - WHICH MEASURE THE DIFFERENCE IN YIELDS BETWEEN BONDS OF COMPARABLE MATURITY BUT WITH DIFFERENT CREDIT RATINGS - NARROWED THROUGHOUT 1996. HOW DID THAT AFFECT YOUR STRATEGY?
A. Because credit spreads were narrow, I continued to focus on higher-quality securities. When spreads are narrow, lower-quality bonds don't really offer as much in the way of additional yield over higher-quality bonds, even though the lower-rated bonds carry more credit risk - the risk that a municipal issuer will not repay its debts as promised. And the narrow spread meant that I didn't have to sacrifice much yield in order to own high-quality bonds.
Q. WHAT WERE THE DISAPPOINTMENTS?
A. Non-callable bonds, which can't be redeemed by their issuer before maturity, were disappointing. The pay-off for owning non-callable bonds occurs when interest rates are volatile, in contrast to 1996 when rates remained in a relatively tight range. What's more, non-callable bonds yield less than callable bonds.
Q. WHAT'S YOUR OUTLOOK?
A. I think that municipals continue to represent a good long-term value for investors seeking tax-free income. A declining stock market could mean that investors may start looking to the bond markets to provide a new home for their investments. Even though bond yields are low on a historical basis, they may look attractive compared to falling stock prices. More investor money coming into the municipal market would likely be a positive for municipal prices. But given the municipal market's recent strong gains, I don't see a huge amount of across-the-board price appreciation from here without significant declines in short-term interest rates. As a result, income should be a more important part of a bond's total return. Still, there are always opportunities to make money. So I'll concentrate on doing careful research - with the help of Fidelity's credit and quantitative research group - to uncover those opportunities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks as high a level
of federally tax-free income
as is consistent with
preservation of capital by
investing primarily in
investment-grade municipal
securities
START DATE: August 19, 1976
SIZE: as of December 31,
1996, more than $952 million
MANAGER: George Fischer,
since 1995; joined Fidelity
in 1989
(checkmark)
GEORGE FISCHER ON MUNICIPAL
BOND INSURANCE:
"Of the total amount of new
municipal bonds issued in
1996, roughly half was
insured. That was relatively
high compared to previous
years. It's important for
shareholders to realize that
insured-bond prices, like
other bond prices, rise and fall
with interest rate moves,
supply and demand, and
other factors. When a
municipal bond is insured, it
means that a bond's timely
principal and interest
payments are guaranteed by
a municipal bond insurer. That
insurance means that they
carry the highest credit rating,
or Aaa as rated by Moody's
Investors Service. While the
situation may not last forever,
the high level of insured
bonds issued as a portion of
the total municipal market has
made it more difficult to find
relatively higher-yielding
opportunities. Theoretically,
some of the bonds issued as
insured in 1996 could have
been issued as non-insured
Baa-rated bonds, which offer
higher yields than Aaa-rated
bonds. Because the
opportunities to pick up yield
have been mitigated
somewhat by the amount of
insured bonds in the market,
I'm more focused on
exploiting opportunities in
structural and quantitative
ways. That probably means
zero coupon bonds versus
coupon bonds, non-callable
bonds versus callable bonds
and others."
INVESTMENT CHANGES


TOP FIVE STATES AS OF DECEMBER 31, 1996
                % OF FUND'S   % OF FUND'S
                INVESTMENTS   INVESTMENTS
                              IN THESE STATES
                              6 MONTHS AGO

New York        16.4          14.9

California      10.0          11.1

Texas           9.7           9.7

Illinois        6.8           9.5

Massachusetts   6.4           5.8

TOP FIVE SECTORS AS OF DECEMBER 31, 1996
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                   IN THESE SECTORS
                                   6 MONTHS AGO

General Obligation   38.0          33.7

Electric Revenue     17.7          14.6

Water & Sewer        9.4           11.6

Health Care          7.9           10.1

Special Tax          7.2           6.5

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years   12.4   12.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1996
              6 MONTHS AGO

Years   7.5   7.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996
Aaa 50.5%
Aa, A 27.9%
Baa 15.6%
Ba  0.8%
Non-rated 2.0%
Short-term investments 3.2%
Aaa 44.0%
Aa, A 36.4%
Baa 15.7%
Ba  0.0%
Non-rated 2.0%
Short-term investments 1.9%
Row: 1, Col: 1, Value: 50.0
Row: 1, Col: 2, Value: 27.5
Row: 1, Col: 3, Value: 15.4
Row: 1, Col: 4, Value: 1.3
Row: 1, Col: 5, Value: 2.3
Row: 1, Col: 6, Value: 3.5
Row: 1, Col: 1, Value: 43.8
Row: 1, Col: 2, Value: 36.3
Row: 1, Col: 3, Value: 15.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 2.3
Row: 1, Col: 6, Value: 2.2
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 96.8%
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ALABAMA - 0.4%
Cullman Med. Park South Med. Clinic Board Rev.
(Cullman Reg'l. Med. Ctr.) Series A, 6.50% 2/15/13  $ 4,000 $ 4,035
ARIZONA - 1.7%
Agriculture Impt. & Pwr. Dist. Elec. Sys. Rev. Rfdg.
(Salt River Proj.) Series B, 6.50% 1/1/04    6,515  7,199
Arizona Trans. Board Hwy. Rev. Sub Series A:
6.25% 7/1/04    2,000  2,145
 Rfdg. 6% 7/1/08    3,000  3,278
Maricopa County School Dist. #1 Phoenix Elementary
Rfdg. (Cap. Appreciation) Second Series, 0%
7/1/05 (MBIA Insured)    2,660  1,756
Maricopa County Unified School Dist. #69 Paradise Valley
Rfdg. (Cap. Appreciation) Second Series, 0% 7/1/07
(AMBAC Insured)    3,050  1,777
  16,155
ARKANSAS - 0.4%
North Little Rock Elec. Rev. Rfdg. Series A, 6.15% 7/1/03
(MBIA Insured)    3,245  3,541
CALIFORNIA - 10.0%
California Gen. Oblig. 6.25% 10/1/19    10,500  11,563
California Hsg. Fin. Agcy. Rev. (Home Mtg.) Series A,
5.70% 8/1/16 (MBIA Insured)    3,875  3,845
California Pub. Works Board Lease Rev.:
Rfdg. (Dept. Corrections State Prisons) Series A,
 5% 12/1/19 (AMBAC Insured)    5,050  4,709
 (California Univ. Proj.) Series A, 5.50% 6/1/10    2,250  2,275
 (Dept. Correction State Prisons, Madera) Series E:
 6% 6/1/07    3,000  3,184
  5.50% 6/1/15    2,500  2,469
 (Franchise Tax Board-PH II) Series A, 6.25% 9/1/11   1,150  1,189
California Rural Home Mtg. Fin. Auth. Lease Rev. Series A,
4.45% 8/1/01 (MBIA Insured)    4,875  4,832
California Statewide Commty. Dev. Auth. Ctfs. of Prtn.
(Sisters of Charity Leavenworth) 5% 12/1/14    2,750  2,537
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg. (Wtr. Sys. Impt.
Proj.) Series A, 7% 8/1/11 (MBIA Insured)    1,475  1,741
Chino Basin Reg'l. Fing. Auth. Rev. Rfdg.
(Muni. Wtr. Dist. Swr. Sys. Proj.)
7% 8/1/09 (AMBAC Insured)    2,245  2,632
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg.
4.75% 6/1/21 (FGIC Insured)    3,000  2,655
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev. (Cap.
Appreciation) (Sr. Lien) Series A, 0% 1/1/08 (a)    2,500  1,616
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
CALIFORNIA - CONTINUED
Fresno Swr. Rev. Series A, 4.75% 9/1/26 (MBIA Insured) $ 7,055 $ 6,173 Industry Urban Ind. Dev. Agcy. Rfdg. (Civic Recreational
Proj. #1) Series A, 7.375% 5/1/12    5,000  5,138
Modesto Irrigation Dist. Elec. Rev. Series A, 9.625% 1/1/11
(Escrowed to Maturity) (e)    4,390  5,663
Orange County Dev. Agcy. Tax Allocation
(Santa Ana Heights Proj.) 6% 9/1/15    2,000  1,965
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A:
3.75% 7/1/12    7,820  6,608
 3.75% 1/1/13    1,500  1,241
Santa Clara County Fing. Auth. Lease Rev.
(VMC Fac. Replacement Proj.) Series A,
7.50% 11/15/04 (AMBAC Insured)    4,560  5,398
Santa Clara Redev. Agcy. Tax Allocation Rfdg.
(Bayshore North Proj.) 7% 7/1/10 (AMBAC Insured)   4,000  4,680
South Orange County Pub. Fin. Auth. Spl. Tax Rev.
(Foothill Area) Series C:
 7.50% 8/15/06 (FGIC Insured)    8,140  9,799
  7.50% 8/15/07 (FGIC Insured)    3,500  4,239
  96,151
COLORADO - 1.9%
Colorado Health Facs. Auth. Rev.:
Rfdg. (Rocky Mountain Adventist) 6.625% 2/1/13   10,000  10,263
 (PSL Health Sys. Proj.) Series A, 6.875%
 2/15/23 (Pre-Refunded to 2/15/03 @102) (e)   4,000  4,514
El Paso County School Dist. #20 Rfdg. (Cap. Appreciation)
Series A, 0% 6/15/08 (AMBAC Insured)    2,600  1,407
Highlands Ranch Metropolitan Dist. #2 Rfdg. 5% 6/15/16
(FSA Insured)    2,000  1,863
  18,047
CONNECTICUT - 0.8%
Connecticut Gen. Oblig. Series A, 7% 3/15/03    5,000  5,644
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure)
Series A, 6.50% 6/1/03    1,950  2,147
  7,791
DISTRICT OF COLUMBIA - 1.4%
District of Columbia Gen. Oblig.:
Rfdg. Series A:
 5.625% 6/1/02 (MBIA Insured)    1,500  1,558
  5.875% 6/1/05 (MBIA Insured)    3,000  3,150
  6% 6/1/11 (MBIA Insured)    1,000  1,045
 Series E, 5% 6/1/04 (FGIC Insured)    1,000  1,001
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
DISTRICT OF COLUMBIA - CONTINUED
District of Columbia Redev. Land Agcy. Spl. Tax Rev.
(Washington D.C. Sports Arena):
 4.85% 11/1/97   $ 850 $ 851
  5.625% 11/1/10    6,150  6,012
  13,617
FLORIDA - 0.4%
Lakeland Elec. & Wtr. Rev. Rfdg. (Jr. Sub. Lien) 6.50% 10/1/07
(FGIC Insured)    3,200  3,608
GEORGIA - 5.9%
Fulton County School Dist. Rfdg. 6.375% 5/1/14    2,500  2,788
Fulton County Wtr. & Swr. Rev. Rfdg.:
6.125%1/1/05 (FGIC Insured)    4,000  4,345
 6.375% 1/1/14 (FGIC Insured)    4,500  4,989
Georgia Gen. Oblig.:
Series B, Impt. 7.20% 3/1/04    7,625  8,797
 Series C, 7.25% 7/1/08    10,000  11,975
 Series D:
 6.80% 8/1/03    4,400  4,972
  6.70% 8/1/08    11,340  13,041
Georgia Muni. Elec. Auth. Pwr. Rev. Series B, 6.20% 1/1/10
(AMBAC Insured)    5,000  5,438
  56,345
ILLINOIS - 6.6%
Chicago Rfdg. Series A-2, 6.125% 1/1/12
(AMBAC Insured)    10,000  10,688
Chicago O'Hare Int'l. Arpt. Rev. Rfdg. (2nd Lien):
(Gen. Arpt. Proj.) Series A:
 6.375% 1/1/12 (MBIA Insured)    3,000  3,206
  6.375% 1/1/15 (MBIA Insured)    3,200  3,408
 Series C-1, 5% 1/1/10 (MBIA Insured)    11,000  10,615
Chicago Park Dist. Rfdg. 6.25% 1/1/09 (FGIC Insured)   1,380  1,497
Chicago Wastewtr. Transmission Rev. Rfdg. 5.375% 1/1/13
(FGIC Insured)    9,430  9,312
Cook County Commty. College Dist. #508 Series C,
7.70% 12/1/07 (MBIA Insured)    3,000  3,664
Illinois Dedicated Tax Rev. (Civic Ctr.) Series A, 7% 12/15/13
(AMBAC Insured)    2,500  2,722
Illinois Reg'l. Trans. Auth.:
Series A, 8% 6/1/17 (AMBAC Insured)    3,000  3,900
 Series D:
 7.75% 6/1/04 (FGIC Insured)    1,115  1,317
  7.75% 6/1/05 (FGIC Insured)    2,405  2,862
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ILLINOIS - CONTINUED
Metropolitan Pier & Exposition Auth. Dedicated Tax Rev.
(McCormick Place Expansion Proj.)
 (Cap. Appreciation) Series A:
  0% 6/15/07 (FGIC Insured) (Pre-Refunded to
   6/15/03 @ 102) (e)   $ 2,925 $ 3,159
   0% 6/15/07 (FGIC Insured)    75  79
   0% 6/15/08 (FGIC Insured)    3,890  2,091
   0% 6/15/10 (FGIC Insured)    8,100  3,807
   0% 6/15/15 (FGIC Insured)    3,100  1,073
  63,400
INDIANA - 0.8%
Indiana Bond Bank Rev. (State Revolving Fund Prog.)
Series A, 7% 2/1/05    1,500  1,701
Indianapolis Resource Recovery Rev. Rfdg.
(Ogden Martin Sys. Inc. Proj.):
 6.75% 12/1/04 (AMBAC Insured)    2,200  2,467
  6.75% 12/1/06 (AMBAC Insured)    3,000  3,386
  7,554
KANSAS - 0.4%
Kansas City Util. Sys. Rev. (Cap. Appreciation) 0% 3/1/09
(Escrowed to Maturity) (AMBAC Insured) (e)    3,975  2,062
Kansas Dept. Trans. Hwy. Rev. Series A, 6.125% 9/1/09  2,000  2,183
  4,245
LOUISIANA - 0.2%
New Orleans Rfdg. 6.50% 10/1/03 (AMBAC Insured)   1,500  1,659
MARYLAND - 1.1%
Baltimore Consolidated Pub. Impt. Rfdg. Series A,
7.25% 10/15/05 (FGIC Insured)    2,000  2,343
Maryland Health & Higher Edl. Facs. Auth. Rev. Rfdg.
(Good Samaritan Hosp.) 5.75% 7/1/13    2,600  2,668
Washington Metropolitan Area Trans. Auth. Gross Rev. Rfdg.
6% 7/1/09 (FGIC Insured)    5,500  5,878
  10,889
MASSACHUSETTS - 6.4%
Massachusetts Gen. Oblig.:
 Rfdg. Series A:
 6.25% 7/1/03    13,200  14,388
  6% 7/1/05 (AMBAC Insured)    2,750  2,977
 Consolidated Loan Series A, 7.50% 6/1/04    3,270  3,810
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Edl. Facs. Auth. Rev.:
Rfdg. (Boston College) Series K, 5.375% 6/1/14   $ 4,250 $ 4,197
 (Blood Institute) Series A, 6.50% 2/1/22    4,860  4,903
 (New England Med. Ctr.) Series G, 5.375% 7/1/24
 (MBIA Insured)    1,000  958
 (Univ. Hosp.) Series C, 7.25% 7/1/19 (MBIA Insured)   3,500  3,828
Massachusetts Ind. Fin. Agcy. Ind. Rev.:
Rfdg. (Harvard Commty. Health Plan) Series B,
 8.125% 10/1/17    5,000  5,313
 (Massachusetts Biomedical) (Cap. Appreciation)
 Series A-2, 0% 8/1/08    10,000  5,213
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
Rfdg. Series B, 5% 7/1/12 (MBIA Insured)    2,715  2,552
 Series A, 6.75% 7/1/08    2,500  2,670
 Series B, 6.75% 7/1/08    5,995  6,407
Massachusetts Wtr. Resources Auth. Gen. Rev. Rfdg.
Series C, 5.25% 12/1/15    5,000  4,800
  62,016
MICHIGAN - 4.8%
Lowell Area Schools (Cap. Appreciation) 0% 5/1/20
(Pre-Refunded to 5/1/05 @ 33.646) (FGIC Insured) (e)  21,685  4,824
Michigan Hosp. Fin. Auth. Rev. Rfdg.:
(Detroit Med. Ctr. Oblig. Group) Series A:
 6.25% 8/15/13    1,750  1,794
  6.50% 8/15/18    5,000  5,175
 (Sisters of Mercy Health Corp.)  5.375% 8/15/14
 (MBIA Insured)    3,000  2,966
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series B:
7.50% 4/1/10    6,000  6,428
 5.70% 4/1/12    3,750  3,745
Michigan Muni. Bond Auth. Rev.:
(Local Gov't. Loan Prog.):
 7% 5/1/02 (AMBAC Insured)    2,425  2,695
  7% 11/1/02 (AMBAC Insured)    1,465  1,641
  7% 5/1/03 (AMBAC Insured)    2,700  3,034
  7% 11/1/03 (AMBAC Insured)    1,570  1,776
 (State Revolving Fund) 7% 10/1/02
 (Escrowed to Maturity) (e)    2,860  3,203
Michigan Pub. Pwr. Agcy. Rev. Rfdg. (Belle River Proj.)
Series B, 5% 1/1/19    5,750  5,233
Michigan Trunk Line Rev. (Cap. Appreciation) Series A,
0% 10/1/09 (AMBAC Insured)    8,010  3,975
  46,489
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
MINNESOTA - 2.2%
Minneapolis Gen. Oblig.:
Rfdg. (Sales Tax) 6.25% 4/1/07   $ 1,500 $ 1,610
 (Cap. Appreciation) Series B, 0% 12/1/04    1,800  1,244
Minnesota Hsg. Fin. Agcy. (Single Family Mtg.):
Series I, 6.25% 1/1/15    2,000  2,038
 Series K, 6.40% 1/1/15    3,455  3,559
Minnesota Unltd. Tax 5.75% 8/1/05    3,315  3,551
Northern Minnesota Muni. Pwr. Agcy. Elec. Sys. Rev. Rfdg.
Series A, 7.30% 1/1/01    4,000  4,280
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.
Series B, 6% 1/1/13    5,000  5,019
  21,301
MISSISSIPPI - 0.1%
Mississippi Home Corp. Single Family Sr. Rev. Rfdg.
Series 1990 A, 9.25% 3/1/12 (FGIC Insured)    585  629
MISSOURI - 0.9%
Kirkwood Ind. Dev. Auth. Health Care Corp. Rev.
(St. Joseph Hosp.) 7% 7/1/22 (Pre-Refunded to
7/1/02 @ 102) (e)    2,000  2,267
Missouri Higher Ed. Loan Auth. Student Loan Rev. (Sr. Lien)
Series A, 5.625% 2/15/01    4,000  4,100
Missouri Hsg. Dev. Commission Mtg. Rev. Series C,
5.50% 3/1/16 (d)    2,500  2,547
  8,914
NEBRASKA - 0.5%
Nebraska Pub. Pwr. Dist. Rev. Rfdg. (Pwr. Supply Sys.)
Series C, 5% 1/1/10    5,000  4,775
NEVADA - 0.8%
Clark County Ind. Dev. Rev. Rfdg. (Nevada Pwr. Co. Proj. C)
7.20% 10/1/22 (AMBAC Insured)    7,000  7,849
NEW JERSEY - 1.9%
Middlesex County Poll. Cont. Auth. Rev. Rfdg. (Fing. Poll.)
(Amerada Hess Corp.) 7.875% 6/1/22    7,750  8,834
New Jersey Trans. Trust Fund Auth. Rfdg. (Trans. Sys.):
Series A, 6.50% 6/15/05 (AMBAC Insured)    5,000  5,563
 Series B, 6.50% 6/15/10 (MBIA Insured)    2,000  2,258
New Jersey Tpk. Auth. Tpk. Rev. Rfdg. 10.375% 1/1/03
(Escrowed to Maturity) (e)    1,345  1,585
  18,240
NEW MEXICO - 0.9%
Farmington Poll. Cont. Rev. Rfdg. (Pub. Svc. Co. of New Mexico
San Juan Proj.) 5.70% 12/1/16 (AMBAC Insured)   8,500  8,489
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
NEW YORK - 16.4%
Metropolitan Trans. Auth. Svc. Contract (Trans. Facs.)
Series 4, 7.75% 7/1/02   $ 1,420 $ 1,560
Nassau County Gen. Impt. Rfdg. Series A:
6.50% 5/1/04 (FGIC Insured)    7,425  8,214
 6.50% 5/1/05    4,490  4,990
 6.50% 5/1/06    4,000  4,455
New York City Gen. Oblig.:
Rfdg.:
 Series A, 7% 8/1/04    4,375  4,796
  Series D, 6.30% 8/15/01    7,450  7,888
 Series G:
 5.40% 2/1/01    6,000  6,120
  5.60% 2/1/02    14,120  14,455
 7.50% 2/1/03 (f)    10,000  11,100
 8% 2/1/05    2,550  2,945
New York City Muni. Assistance Corp. Series G, 6% 7/1/08 10,000 10,724 New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Series A, 7% 6/15/09 (FGIC Insured)    2,500  2,728
New York City Trust Cultural Residential Rev. (Museum of
Modern Art) Series One, 5% 1/1/00 (AMBAC Insured)  3,500  3,570
New York State Dorm. Auth. Rev.:
Rfdg. (State Univ. Edl. Facs.):
 Series A:
  5.50% 5/15/07    4,660  4,660
   5.50% 5/15/13    7,500  7,256
  Series B, 5.25% 5/15/09    4,000  3,845
 (City Univ. Sys. Consolidated):
 2nd Gen. Series A, 5.75% 7/1/09    4,370  4,381
  Series C, 7.50% 7/1/10    3,000  3,495
  Series D:
  7% 7/1/09    2,000  2,235
   7% 7/1/09 (FGIC Insured)    3,780  4,446
New York State Envir. Facs. Corp. Poll. Cont. Rev. Rfdg.
(State Wtr. Revolving Fund - New York City Muni. Wtr.)
5.75% 6/15/11    2,500  2,613
New York State Local Gov't. Assistance Corp. Rfdg.:
Series C, 5.50% 4/1/17    2,500  2,497
 Series E:
 6% 4/1/14    5,250  5,637
  5.25% 4/1/16    8,425  8,162
New York State Med. Care Facs. Fin. Agcy. Rev.
(North Shore Univ. Hosp. Mtg. Proj.) Series A,
7.20% 11/1/20 (MBIA Insured)    2,000  2,198
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
NEW YORK - CONTINUED
New York State Thruway Auth. Svc. Contract Rev.
(Local Hwy. & Bridge):
 Series A, 6% 1/1/05 (MBIA Insured)   $ 2,500 $ 2,697
  7.25% 1/1/10 (Pre-Refunded to 1/1/01 @ 102) (e)  5,000  5,569
New York State Urban Dev. Corp. Rev. Rfdg.
(Correctional Cap. Facs.) Series A, 6.30% 1/1/03   6,000  6,353
Triborough Bridge & Tunnel Auth. Rev. (Convention Ctr. Proj.)
Series E, 7.25% 1/1/10    7,325  8,286
  157,875
NEW YORK & NEW JERSEY - 0.2%
New York & New Jersey Port Auth. Series 104,
4.75% 1/15/26 (AMBAC Insured)    1,845  1,619
NORTH CAROLINA - 1.9%
Harnett County Ctfs. of Prtn.:
7.50% 12/1/03 (AMBAC Insured)    2,640  3,029
 7.50% 12/1/04 (AMBAC Insured)    2,865  3,317
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Rfdg.:
Series A, 5.20% 1/1/01    5,000  5,025
 Series B:
 7.25% 1/1/07    2,375  2,666
  7% 1/1/08    3,650  4,024
  18,061
OHIO - 2.1%
Cleveland Wtrwks. Rev. Rfdg. 1st Mtg. Series G,
5.50% 1/1/13 (MBIA Insured)    1,750  1,778
Ohio Bldg. Auth. Facs. (Administration Bldg. Fund)
Series A, 6% 10/1/06    1,750  1,868
Ohio Bldg. Auth. Workers Compensation (W. Green
Bldg. A) 4.75% 4/1/14    6,500  5,842
Ohio Wtr. Dev. Auth. Rev. Fresh Wtr. Series:
6.25% 6/1/02 (AMBAC Insured)    1,860  2,013
 6.25% 6/1/03 (AMBAC Insured)    1,975  2,153
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.:
Rfdg. (Buckeye Pwr. Inc. Proj.) 7.80% 11/1/14
 (AMBAC Insured)    2,865  3,399
 (Wtr. Cont. Loan Fund) 6.50% 6/1/03 (MBIA Insured)  2,940  3,245
  20,298
OKLAHOMA - 0.3%
Grand River Dam Auth. Rev. Rfdg. 5.50% 6/1/10    3,000  3,064
OREGON - 0.6%
Multnomah County School Dist. #3 (Park Rose):
7% 12/1/03 (FGIC Insured)    2,325  2,673
 7% 12/1/04 (FGIC Insured)    2,540  2,950
  5,623
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
PENNSYLVANIA - 2.4%
Delaware County Auth. Hosp. Rev. (Crozer-Chester)
6% 12/15/20   $ 3,000 $ 2,895
Philadelphia Parking Auth. Parking Rev. (Arpt. Parking)
7.375% 9/1/18 (AMBAC Insured)    1,750  1,859
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev.:
Rfdg.:
 5.05% 7/1/98    1,200  1,208
  5.35% 7/1/99    1,335  1,350
 (Graduate Health Sys. Oblig. Group) Series A&B,
 7% 7/1/05    7,670  7,996
Philadelphia Wtr. & Wastewtr. Rev.:
6.25% 8/1/09 (MBIA Insured)    2,000  2,193
 6.25% 8/1/10 (MBIA Insured)    2,000  2,183
Pittsburgh Gen. Oblig. Series B, 6.25% 9/1/16
(MBIA Insured)    3,000  3,168
  22,852
PUERTO RICO - 0.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Spl.
Tax Series 1988 A, 7.75% 7/1/08    2,000  2,125
SOUTH CAROLINA - 1.0%
Charlston County Gen. Oblig. 6% 6/1/13    2,500  2,635
South Carolina Pub. Svc. Auth. Rev. Rfdg. Series A:
6.25% 1/1/06 (MBIA Insured)    2,000  2,180
 5.75% 1/1/10 (MBIA Insured)    4,705  4,840
  9,655
TENNESSEE - 1.4%
Knox County Health Edl. & Hsg. Facs. Auth.
Sanders Alliance Hosp. Facs. Rev. Series C,
7.25% 1/1/10 (MBIA Insured)    2,660  3,135
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg.
Series A:
 6% 2/15/05 (MBIA Insured) (b)(d)    1,000  1,035
  6.25% 2/15/09 (MBIA Insured) (b)(d)    1,500  1,571
  6.25% 2/15/10 (MBIA Insured) (b)(d)    1,000  1,040
Tennessee Gen. Oblig. 6% 5/1/06    6,195  6,784
  13,565
TEXAS - 9.0%
Austin Independent School Dist. Rfdg.:
(Cap. Appreciation) 0% 8/1/02 (PSF Guaranteed)   3,900  3,003
 7% 8/1/06 (PSF Guaranteed)    3,430  3,962
Corpus Christi Hsg. Fin. Corp. Single Family Mtg. Rev.
(Lomas & Nettleton Co.) Series A, 13.375% 6/1/13   30  32
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
TEXAS - CONTINUED
Dallas Fort Worth Reg'l. Arpt. Rev. Rfdg. Series A,
7.375% 11/1/12 (FGIC Insured)   $ 1,000 $ 1,144
Dallas Gen. Oblig.:
6% 2/15/12    4,925  4,777
 4.50% 2/15/14    2,500  2,253
Fort Bend Independent School Dist. Gen. Oblig.
6.50% 2/15/07 (PSF Guaranteed)    2,500  2,788
Harris County Hosp. Dist. Mtg. Rev. Rfdg. 7.40% 2/15/10
(AMBAC Insured)    3,000  3,563
Harris County Toll Road Tax & Sub Lien Rev.:
 Rfdg. (Cap. Appreciation) 0% 8/1/06    4,245  2,574
 (Cap. Appreciation) 0% 8/1/08    8,005  4,273
 Series A:
 7% 8/15/09    2,000  2,340
  7% 8/15/10    4,200  4,909
Hurst Euless Bedford Independent School Dist. Rfdg.
(Cap. Appreciation):
 0% 8/15/11 (PSF Guaranteed)    3,620  1,620
  0% 8/15/12 (PSF Guaranteed)    5,105  2,131
  0% 8/15/13 (PSF Guaranteed)    3,610  1,412
Midlothian Independent School Dist. Rfdg. (Cap. Appreciation)
0% 2/15/09 (PSF Guaranteed)    1,970  1,029
Round Rock Independent School Dist. Rfdg. Unltd. Tax
(Cap. Appreciation) 0% 2/15/08 (PSF Guaranteed)   9,800  5,464
San Antonio Elec. & Gas Rev.:
Rfdg. (Cap. Appreciation):
 Series B, 0% 2/1/07 (FGIC Insured)    10,000  5,875
  Series 1991 B, 0% 2/1/05 (FGIC Insured)    12,285  8,154
 Series 95, 6.375% 2/1/06    5,000  5,513
San Antonio Wtr. Rev. Rfdg. 6.50% 5/15/10
(MBIA Insured)    3,000  3,229
Texas A&M Univ. Perm. Univ. Fund Rfdg. 5.60% 7/1/05  3,000  3,173
Texas College Student Loan Gen. Oblig. 5.80% 8/1/05 (d)  3,000  3,120
Texas Muni. Pwr. Agcy. Rev. Rfdg. (Cap. Appreciation)
0% 9/1/04 (AMBAC Insured)    4,900  3,363
Texas Wtr. Dev. Board Rev. (Revolving Fund Sr. Lien)
6% 7/15/03    6,150  6,604
  86,305
UTAH - 3.6%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.:
Rfdg. Series B:
 6.50% 7/1/10 (AMBAC Insured) (b)    1,635  1,780
  6.50% 7/1/04 (MBIA Insured)    3,000  3,319
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
UTAH - CONTINUED
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
Rfdg. Series B: - continued
  6.50% 7/1/05 (MBIA Insured)   $ 5,000 $ 5,556
  6% 7/1/16 (AMBAC Insured) (b)    10,345  10,500
  6% 7/1/16 (MBIA Insured)    4,500  4,634
 Spl. Oblig. Sixth Series B, 6.50% 7/1/10 (MBIA Insured)  2,800  3,112
Jordan County School Dist. 7.625% 6/15/05    2,000  2,383
Salt Lake City Hosp. Rev. Rfdg. (Intermountain Health
Care Hosp., Inc.) Series A, 8.125% 5/15/15
(Escrowed to Maturity) (e)    2,975  3,529
  34,813
VIRGINIA - 3.3%
Hampton Museum Rev.:
5.25% 1/1/09    3,825  3,701
 5.25% 1/1/14    4,500  4,208
Henrico County Pub. Facs. Lease Rev.
(Henrico County Reg'l. Jail Proj.):
 7.50% 8/1/04    2,455  2,866
  7.50% 8/1/05    2,590  3,056
Upper Occoquan Swr. Auth. Rev. 4.75% 7/1/29
(MBIA Insured)    20,050  17,418
  31,249
WASHINGTON - 1.4%
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 14.375% 7/1/01    680  831
 5.40% 7/1/12    10,000  9,487
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.
Compound Interest Rfdg. Series B, 0% 7/1/06 (MBIA Insured)  5,000  3,013
  13,331
WISCONSIN - 2.5%
Wisconsin Gen. Oblig. Series A, 7% 5/1/05    12,890  14,856
Wisconsin Health & Edl. Facs. Auth. Rev.:
(Felician Care, Inc.) Series A, 7% 1/1/15 (AMBAC Insured)  2,000  2,138
 (St. Lukes Med. Ctr. Proj.) 7.10% 8/15/11 (MBIA Insured)  4,000  4,380
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.
Rfdg. Series F, 5.20% 9/1/26 (d)    2,500  2,477
  23,851
TOTAL MUNICIPAL BONDS
(Cost $888,325)   930,025
MUNICIPAL NOTES (C) - 3.2.%
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ALABAMA - 0.0%
Phenix County Ind. Dev. Board Envir. Impt. Rev. (Mead
Coated Board Proj.) Series 1996, 5%, LOC Bayerische
Vereinsbank AG, VRDN (d)   $ 600 $ 600
ALASKA - 0.0%
Alaska Ind. Dev. & Export Auth. Revolving Fund
(Healy Clean Coal Proj.) Series 1996 B, 4.25%,
LOC Bank of America, VRDN (d)    400  400
ARIZONA - 0.4%
Yavapai County Ind. Dev. Auth. Ind. Dev. Rev.
(Citizens Util. Co.) Series 1993, 3.55%, tender 4/8/97 (d)  3,500  3,500
FLORIDA - 0.3%
Indian River County Hosp. Dist. Hosp. Rev. Series 1988,
3.55%, tender 3/10/97, LOC Kredietbank    2,400  2,400
ILLINOIS - 0.2%
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series 93, 4.45%, VRDN    2,300  2,300
IOWA - 0.6%
Iowa Student Loan Liquidity Corp. Student Loan Rev.
Series B, 4.10%, BPA Norwest Bank NA, VRDN
(AMBAC Insured) (d)    5,700  5,700
OHIO - 0.3%
Ohio Air Quality Dev. Auth. Rev. (JMG Fdg. Ltd. Partnership)
Series 95-B, 4.10%, LOC Society Generale, VRDN (d)   2,400  2,400
SOUTH CAROLINA - 0.3%
York County Poll. Cont. Rev. (Nat'l. Rural Utils. Co-op Fin. Corp.
Elec. Proj.) Series 1984 N-3, 3.80%, tender 3/15/97   3,000  3,000
TEXAS - 0.7%
South Texas Higher Ed. Auth. Student Loan Rev. Series 1995,
4.10%, LOC Student Loan Marketing Assoc., VRDN (d)  1,500  1,500
Texas Gen. Oblig. TRAN Series 1996, 4.75% 8/29/97   5,400  5,447
  6,947
WEST VIRGINIA - 0.4%
Grant County Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.)
Series 1994, 3.80%, tender 3/10/97    3,600  3,603
TOTAL MUNICIPAL NOTES
(Cost $30,827)   30,850
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $919,152)  $ 960,875
FUTURES CONTRACTS
AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
85 Municipal Bond Futures Contracts   March, 1997 $ 9,865 $ 63
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.0%
SOLD
90 U.S. Treasury Bond Futures Contracts   March, 1997  10,136  (1)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.1%
   $ 62
SECURITY TYPE ABBREVIATIONS
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
2. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
4. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
5. Security collateralized by an amount sufficient to pay interest and principal.
6. A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $999,000.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 74.1% AAA, AA, A 74.5%
Baa 15.6% BBB  15.1%
Ba 0.8% BB  0.0%
B 0.0% B  0.7%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 2.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  38.0%
Electric Revenue  17.7
Water and Sewer   9.4
Health Care  7.9
Special Tax  7.2
Others (individually less than 5%)   19.8
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $919,335,000. Net unrealized appreciation aggregated $41,540,000, of which $43,382,000 related to appreciated investment securities and $1,842,000 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $19,626,000 all of which will expire on December 31, 2003. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) DECEMBER 31, 1996

ASSETS                                                                          $ 960,875
Investment in securities, at value (cost $919,152) -
See accompanying schedule

Cash                                                                             172

Receivable for investments sold                                                  3,357

Interest receivable                                                              17,128

Receivable for daily variation on futures contracts                              17

Prepaid expenses                                                                 53

 TOTAL ASSETS                                                                    981,602

LIABILITIES

Payable for investments purchased                                    $ 11,390
Regular delivery

 Delayed delivery                                                     15,533

Distributions payable                                                 1,381

Accrued management fee                                                285

Distributions fees payable                                            1

Other payables and accrued expenses                                   205

 TOTAL LIABILITIES                                                               28,795

NET ASSETS                                                                      $ 952,807

Net Assets consist of:

Paid in capital                                                                 $ 932,773

Accumulated undistributed net realized gain (loss)                               (21,751)
on investments

Net unrealized appreciation (depreciation) on                                    41,785
investments

NET ASSETS                                                                      $ 952,807

CALCULATION OF MAXIMUM OFFERING PRICE                                            $8.19
CLASS T:
NET ASSET VALUE and redemption price per share
 ($3,878 (divided by) 473.46 shares)

Maximum offering price per share (100/96.50 of $8.19)                            $8.49

CLASS B:                                                                         $8.19
NET ASSET VALUE and offering price per share
 ($259 (divided by) 31.62 shares) A

INITIAL CLASS:                                                                   $8.19
NET ASSET VALUE, offering price and redemption price
 per share ($947,824 (divided by) 115,685 shares)

INSTITUTIONAL CLASS:                                                             $8.19
NET ASSET VALUE, offering price and redemption price
 per share ($846 (divided by) 103.31 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                        $ 55,116

EXPENSES

Management fee                                             $ 3,912

Transfer agent fees                                         2
Class T

 Initial Class                                              1,194

 Institutional Class                                        1

Distribution fees                                           3
Class T

 Class B                                                    1

Accounting fees and expenses                                298

Non-interested trustees' compensation                       3

Custodian fees and expenses                                 56

Registration fees                                           26
Class T

 Class B                                                    24

 Initial Class                                              31

 Institutional Class                                        24

Audit                                                       55

Legal                                                       14

Miscellaneous                                               14

 Total expenses before reductions                           5,658

 Expense reductions                                         (79)        5,579

NET INTEREST INCOME                                                     49,537

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      8,837

 Futures contracts                                          138         8,975

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (21,359)

 Futures contracts                                          62          (21,297)

NET GAIN (LOSS)                                                         (12,322)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 37,215
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEAR ENDED     YEAR ENDED
                                                         DECEMBER 31,   DECEMBER 31,
                                                         1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 49,537       $ 54,828
Net interest income

 Net realized gain (loss)                                 8,975          1,658

 Change in net unrealized appreciation (depreciation)     (21,297)       121,673

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          37,215         178,159
FROM OPERATIONS

Distributions to shareholders                             (50)           -
From net interest income
 Class T

  Class B                                                 (4)            -

  Initial Class                                           (49,472)       (54,828)

  Institutional Class                                     (11)           -

 In excess of net interest income - Initial Class         (130)          -

 In excess of net realized gain - Initial Class           -              (525)

 TOTAL DISTRIBUTIONS                                      (49,667)       (55,353)

Share transactions - net increase (decrease)              (116,656)      (46,200)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (129,108)      76,606

NET ASSETS

 Beginning of period                                      1,081,915      1,005,309

 End of period                                           $ 952,807      $ 1,081,915


FINANCIAL HIGHLIGHTS - CLASS T
      JULY 1, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      DECEMBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 7.990

Income from Investment Operations

 Net interest income                                   .185

 Net realized and unrealized gain (loss)               .200 E

 Total from investment operations                      .385

Less Distributions

 From net interest income                              (.185)

Net asset value, end of period                        $ 8.190

TOTAL RETURN B, C                                      4.86%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 3,878

Ratio of expenses to average net assets                1.00% A,
                                                       D

Ratio of net interest income to average net assets     4.40% A

Portfolio turnover rate                                35%

A ANNUALIZED
A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS B
      JULY 1, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      DECEMBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 7.990

Income from Investment Operations

 Net interest income                                   .160

 Net realized and unrealized gain (loss)               .200 E

 Total from investment operations                      .360

Less Distributions

 From net interest income                              (.160)

Net asset value, end of period                        $ 8.190

TOTAL RETURN B, C                                      4.54%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 259

Ratio of expenses to average net assets                1.65% A,
                                                       D

Ratio of net interest income to average net assets     3.91% A

Portfolio turnover rate                                35%

A ANNUALIZED
A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - INITIAL CLASS

                               YEARS ENDED DECEMBER 31,

                               1996                       1995          1994          1993 A        1992

SELECTED PER-SHARE DATA

Net asset value,               $ 8.270                    $ 7.370       $ 8.690       $ 8.500       $ 8.470
beginning of period

Income from Investment
Operations

 Net interest income            .405                       .408          .455          .487          .519

 Net realized and               (.079)                     .904          (1.180)       .600          .210
 unrealized gain
(loss)

 Total from investment          .326                       1.312         (.725)        1.087         .729
 operations

Less Distributions

 From net interest              (.405)                     (.408)        (.455)        (.487)        (.519)
 income

 From net realized gain         -                          -             (.010)        (.410)        (.180)

 In excess of net               (.001) C                   -             -             -             -
 interest income

 In excess of net               -                          (.004)        (.130)        -             -
 realized gain

 Total distributions            (.406)                     (.412)        (.595)        (.897)        (.699)

Net asset value, end           $ 8.190                    $ 8.270       $ 7.370       $ 8.690       $ 8.500
of period

TOTAL RETURN B                  4.12%                      18.15%        (8.49)        13.17%        8.93%
                                                                        %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 947,824                  $ 1,081,915   $ 1,005,309   $ 1,261,650   $ 1,191,653
period (000 omitted)

Ratio of expenses to            .56%                       .57%          .53%          .49%          .49%
average net assets

Ratio of net interest           5.00%                      5.14%         5.68%         5.51%         6.11%
income to average net
assets

Portfolio turnover rate         35%                        72%           95%           74%           53%


A EFFECTIVE JANUAURY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      JULY 1, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      DECEMBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 7.990

Income from Investment Operations

 Net interest income                                   .196

 Net realized and unrealized gain (loss)               .200 E

 Total from investment operations                      .396

Less Distributions

 From net interest income                              (.196)

Net asset value, end of period                        $ 8.190

TOTAL RETURN B, C                                      5.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 846

Ratio of expenses to average net assets                .75% A,
                                                       D

Ratio of net interest income to average net assets     4.88% A

Portfolio turnover rate                                35%

A ANNUALIZED
A TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Municipal Bond Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On March 14, 1996, the Board of Trustees approved the creation of Class A, Class B, and Institutional Class shares. Offering of the new classes commenced on July 1, 1996. Effective August 30, 1996, Class A was renamed Class T. Prior to July 1, 1996, the fund offered one class of shares, the Initial Class (formerly Fidelity Municipal Bond Fund, which was formerly Fidelity Municipal Bond Portfolio). The Initial Class of shares is only available to the existing shareholders of that class. On May 16, 1996, the Board of Trustees approved the creation of an additional class of shares, Class A shares. Offering of the new class commences on or about February 28, 1997. Class A shares are subject to an annual distribution and service fee of 0.15% of the class' average net assets and a front-end sales load up to 4.25%.
Class T, Class B, Initial Class and Institutional Class shares have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares outstanding for each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales, and futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the accompanying balance sheet under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $345,721,000 and $452,749,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $132,408,000 and $112,736,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class T shares (Class T Plan), Class B shares (Class B Plan), Initial Class shares, and Institutional Class shares (collectively referred to as "the Plans"). Under the Class T and Class B Plans the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and
 .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), of the average net assets of the Class T, and Class B shares, respectively. For the period, the fund paid FDC $3,000 and $1,000 under the Class T and Class B Plans, all of which were paid to securities dealers, banks
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED and other financial institutions for the distribution of Class T and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class T, Class B, Initial Class, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 3.50% for selling Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective January 2, 1997, the Board of Trustees approved a revised Class B contingent deferred sales charge for shares purchased on or after January 2, 1997. Under the revised arrangement, FDC receives the proceeds of a contingent deferred sales charged levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $10,000 on sales of Class T shares of the fund, of which $7,000 were paid to securities dealers, banks, and other financial institutions. There were no Class B share redemptions from the fund during the period. When Class B shares are initially sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class T, Class B, Initial Class and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Service Co. (FSC) with respect to the Initial Class, and with Fidelity Investments Institutional Operations Company (FIIOC) with respect to the Class T, Class B, and Institutional Class to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FSC and FIIOC are both affiliates of FMR. FSC and FIIOC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FSC and FIIOC by UMB, which is reimbursed by the fund for such payments. FSC and FIIOC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .20%, .46%, .12%, and .31% of the average net assets of Class T, Class B, Initial Class and Institutional Class, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
FSC also maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $298,000.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for Class T, Class B, Initial Class, and Institutional Class.
(I) CLASS T. For the period, this expense limitation was 1.00% of average net assets and the reimbursement reduced expenses by $24,000.
(II) CLASS B. For the period, this expense limitation was 1.65% of average net assets and the reimbursement reduced expenses by $24,000.
(III) INITIAL CLASS. For the period, this expense limitation was .75% of average net assets.
(IV) INSTITUTIONAL CLASS. For the period, this expense limitation was .75% of average net assets and the reimbursement reduced expenses by $24,000.
In addition, the fund has entered into arrangements with its custodian and Initial Class' transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement and Initial Class' expenses were reduced by $6,000 under the transfer agent arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,

                                 1996 A         1995           1996 A         1995

CLASS T                           489            -             $ 3,951        $ -
Shares sold

Reinvestment of distributions     6              -              49             -

Shares redeemed                   (22)           -              (176)          -

Net increase (decrease)           473            -             $ 3,824        $ -

CLASS B                           31             -             $ 250          $ -
Shares sold

Reinvestment of distributions     1              -              4              -

Net increase (decrease)           32             -             $ 254          $ -

INITIAL CLASS                     10,284         58,603        $ 83,373       $ 460,322
Shares sold

Reinvestment of distributions     3,995          4,530          32,369         36,057

Shares redeemed                   (29,410)       (68,815)       (237,309)      (542,579)

Net increase (decrease)           (15,131)       (5,682)       $ (121,567)    $ (46,200)

INSTITUTIONAL CLASS               109            -             $ 882          $ -
Shares sold

Reinvestment of distributions     1              -              5              -

Shares redeemed                   (7)            -              (54)           -

Net increase (decrease)           103            -             $ 833          $ -


A SHARE TRANSACTIONS FOR CLASS T, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF SHARES)
 TO DECEMBER 31, 1996.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Advisor Municipal Bond Fund (formerly Municipal Bond Portfolio):
We have audited the accompanying statement of assets and liabilities of Fidelity Municipal Trust: Fidelity Advisor Municipal Bond Fund (formerly Municipal Bond Portfolio), including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights of Class T, Class B, Initial Class and Institutional Class for the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Trust: Fidelity Advisor Municipal Bond Fund as of December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights of Class T, Class B, Initial Class and Institutional Class for the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 13, 1997
DISTRIBUTIONS


During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 0.79% of the fund's income dividends was subject to the federal alternative minimum tax.








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Co.
Boston, MA
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR

MUNICIPAL BOND
FUND (FORMERLY FIDELITY MUNICIPAL
BOND FUND) - CLASS T (FORMERLY CLASS A), AND CLASS B

ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                11   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       14   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              15   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     29   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    36   Notes to the financial statements.

REPORT OF INDEPENDENT    42   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            43


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE
YOU INVEST OR
SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns.
An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
ADVISOR MUNICIPAL BOND FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. The initial offering of Class T shares took place on July 1, 1996. Class T shares bear a 0.25% 12b-1 fee. Returns prior to July 1, 1996 are those of Initial Class, the original class of the fund. Had Class T's 12b-1 fee been reflected, returns prior to July 1, 1996 would have been lower. If Fidelity had not reimbursed certain expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996         PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

Advisor Municipal Bond Fund - Class T   3.88%    38.46%   100.66%

Advisor Municipal Bond Fund - Class T   0.25%    33.62%   93.64%
 (incl. max. 3.50% sales charge)

Lehman Brothers Municipal Bond Index    4.43%    42.13%   111.81%

General Municipal Debt Funds Average    3.30%    38.89%   100.32%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class T's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of 225 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc., over the past one year. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996         PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

Advisor Municipal Bond Fund - Class T   3.88%    6.72%    7.21%

Advisor Municipal Bond Fund - Class T   0.25%    5.97%    6.83%
 (incl. max. 3.50% sales charge)

Lehman Brothers Municipal Bond Index    4.43%    7.28%    7.79%

General Municipal Debt Funds Average    3.30%    6.78%    7.18%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result).
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970110 112847 S00000000000001
             FA Municipal Bond -CL T     LB Municipal Bond
             00537                       LB015
  1986/12/31       9650.00                    10000.00
  1987/01/31       9842.41                    10301.10
  1987/02/28       9928.75                    10351.78
  1987/03/31       9886.34                    10242.05
  1987/04/30       9279.12                     9728.11
  1987/05/31       9203.81                     9679.85
  1987/06/30       9365.56                     9964.06
  1987/07/31       9479.92                    10065.69
  1987/08/31       9523.81                    10088.34
  1987/09/30       9032.39                     9716.38
  1987/10/31       9114.83                     9750.78
  1987/11/30       9318.03                    10005.37
  1987/12/31       9499.50                    10150.55
  1988/01/31       9981.84                    10512.11
  1988/02/29      10076.86                    10623.22
  1988/03/31       9833.02                    10499.99
  1988/04/30       9866.60                    10579.79
  1988/05/31       9900.57                    10549.22
  1988/06/30      10088.09                    10703.55
  1988/07/31      10160.90                    10773.34
  1988/08/31      10183.29                    10782.82
  1988/09/30      10388.16                    10977.99
  1988/10/31      10621.28                    11171.20
  1988/11/30      10498.43                    11068.87
  1988/12/31      10668.24                    11182.11
  1989/01/31      10824.46                    11413.35
  1989/02/28      10712.54                    11283.13
  1989/03/31      10708.82                    11256.16
  1989/04/30      11017.86                    11523.38
  1989/05/31      11233.14                    11762.72
  1989/06/30      11393.44                    11922.46
  1989/07/31      11499.60                    12084.72
  1989/08/31      11397.02                    11966.42
  1989/09/30      11352.64                    11930.76
  1989/10/31      11486.62                    12076.67
  1989/11/30      11636.21                    12288.01
  1989/12/31      11688.54                    12388.53
  1990/01/31      11622.17                    12329.93
  1990/02/28      11729.74                    12439.66
  1990/03/31      11740.05                    12443.40
  1990/04/30      11585.59                    12353.31
  1990/05/31      11902.21                    12622.98
  1990/06/30      12027.63                    12733.94
  1990/07/31      12213.00                    12921.12
  1990/08/31      11981.35                    12733.51
  1990/09/30      12049.91                    12740.77
  1990/10/31      12193.58                    12971.88
  1990/11/30      12426.81                    13232.75
  1990/12/31      12496.27                    13290.31
  1991/01/31      12641.83                    13468.67
  1991/02/28      12707.79                    13585.85
  1991/03/31      12730.18                    13590.74
  1991/04/30      12908.03                    13771.49
  1991/05/31      13007.30                    13893.92
  1991/06/30      13012.78                    13880.17
  1991/07/31      13193.41                    14049.23
  1991/08/31      13359.91                    14234.26
  1991/09/30      13511.22                    14419.59
  1991/10/31      13646.20                    14549.36
  1991/11/30      13683.25                    14589.95
  1991/12/31      13984.77                    14903.05
  1992/01/31      13991.10                    14937.03
  1992/02/29      14011.90                    14941.81
  1992/03/31      14005.11                    14947.34
  1992/04/30      14145.11                    15080.37
  1992/05/31      14321.10                    15257.87
  1992/06/30      14578.29                    15513.90
  1992/07/31      15026.19                    15979.00
  1992/08/31      14809.70                    15823.21
  1992/09/30      14899.25                    15926.69
  1992/10/31      14594.58                    15770.13
  1992/11/30      15031.95                    16052.58
  1992/12/31      15233.45                    16216.47
  1993/01/31      15435.39                    16405.07
  1993/02/28      16063.79                    16998.44
  1993/03/31      15848.18                    16818.77
  1993/04/30      16030.85                    16988.47
  1993/05/31      16125.91                    17083.94
  1993/06/30      16420.08                    17369.08
  1993/07/31      16386.08                    17391.83
  1993/08/31      16816.64                    17753.93
  1993/09/30      17022.56                    17956.14
  1993/10/31      17023.67                    17990.80
  1993/11/30      16815.28                    17832.30
  1993/12/31      17239.87                    18208.74
  1994/01/31      17455.44                    18416.68
  1994/02/28      16928.05                    17939.69
  1994/03/31      16065.50                    17209.19
  1994/04/30      16140.84                    17355.12
  1994/05/31      16300.48                    17505.59
  1994/06/30      16172.49                    17398.63
  1994/07/31      16515.96                    17717.55
  1994/08/31      16553.26                    17778.85
  1994/09/30      16197.21                    17517.86
  1994/10/31      15780.92                    17206.74
  1994/11/30      15337.97                    16895.64
  1994/12/31      15776.26                    17267.52
  1995/01/31      16304.85                    17761.02
  1995/02/28      16848.26                    18277.51
  1995/03/31      17034.74                    18487.52
  1995/04/30      17023.37                    18509.34
  1995/05/31      17579.05                    19099.97
  1995/06/30      17410.93                    18933.80
  1995/07/31      17552.51                    19113.29
  1995/08/31      17782.10                    19355.65
  1995/09/30      17898.22                    19478.17
  1995/10/31      18149.83                    19761.38
  1995/11/30      18467.13                    20089.22
  1995/12/31      18640.07                    20282.28
  1996/01/31      18783.86                    20435.41
  1996/02/29      18653.91                    20297.47
  1996/03/31      18413.04                    20038.07
  1996/04/30      18330.53                    19981.36
  1996/05/31      18319.35                    19973.37
  1996/06/30      18489.26                    20190.88
  1996/07/31      18659.05                    20374.62
  1996/08/31      18636.41                    20369.73
  1996/09/30      18866.31                    20654.90
  1996/10/31      19078.58                    20888.51
  1996/11/30      19454.74                    21270.77
  1996/12/31      19363.56                    21181.43
IMATRL PRASUN   SHR__CHT 19961231 19970110 112850 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Bond Fund - Class T on December 31, 1986, and the current maximum 3.50% sales charge was paid. As the chart shows, by December 31, 1996, the value of the investment would have grown to $19,364
- a 93.64% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,181 - a 111.81% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              YEARS ENDED DECEMBER 31,

                              1996                       1995     1994      1993     1992

Dividend return               4.84%                      5.88%    5.01%     5.83%    6.31%

Capital appreciation return   -0.96%                     12.27%   -13.50%    7.34%   2.62%

Total return                  3.88%                      18.15%   -8.49%    13.17%   8.93%


DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1996          PAST          LIFE OF
                                         MONTH         CLASS

Dividends per share                      3.13(cents)   18.48(cents)

Annualized dividend rate                 4.50%         4.55%

30-day annualized yield                  4.11%         -

30-day annualized tax-equivalent yield   6.42%         -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.19 over the past month and $8.10 over the life of the class, you can compare the fund's income over these two periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% 1996 federal tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses during the period shown, the yield and the tax-equivalent yield would have been 1.70% and 2.66%, respectively.
ADVISOR MUNICIPAL BOND FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. The initial offering of Class B shares took place on July 1, 1996. Class B shares bear a 0.90% 12b-1 shareholder service fee. Returns prior to July 1, 1996 are those of Initial Class, the original class of the fund. Had Class B's 12b-1 fee been reflected, returns prior to July 1, 1996 would have been lower. Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Advisor Municipal Bond Fund - Class B          3.56%    38.04%   100.05%

Advisor Municipal Bond Fund - Class B          -1.39%   36.11%   100.05%
 (incl. contingent deferred sales charge) 1

Lehman Brothers Municipal Bond Index           4.43%    42.13%   111.81%

General Municipal Debt Funds Average           3.30%    38.89%   100.32%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class B's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of 255 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc., over the past one year. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996               PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Advisor Municipal Bond Fund - Class B         3.56%    6.66%    7.18%

Advisor Municipal Bond Fund - Class B         -1.39%   6.36%    7.18%
 (incl. contingent deferred sales charge) 1

Lehman Brothers Municipal Bond Index          4.43%    7.28%    7.79%

General Municipal Debt Funds Average          3.30%    6.78%    7.18%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure then that obtained by averaging returns and annualizing the result.)

1 HAD CLASS B'S CONTINGENT DEFERRED SALES CHARGE SCALE PRIOR TO JANUARY 2, 1997 BEEN REFLECTED, THE CUMULATIVE AND AVERAGE TOTAL RETURNS FOR THE PAST ONE, FIVE, AND 10 YEARS WOULD HAVE BEEN -0.40% AND -0.40%, 37.07% AND 6.51%, AND 100.05% AND 7.18%, RESPECTIVELY.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970117 110504 S00000000000001
             FA Municipal Bond -CL B     LB Municipal Bond
             00538                       LB015
  1986/12/31      10000.00                    10000.00
  1987/01/31      10199.39                    10301.10
  1987/02/28      10288.86                    10351.78
  1987/03/31      10244.91                    10242.05
  1987/04/30       9615.67                     9728.11
  1987/05/31       9537.62                     9679.85
  1987/06/30       9705.24                     9964.06
  1987/07/31       9823.75                    10065.69
  1987/08/31       9869.24                    10088.34
  1987/09/30       9359.99                     9716.38
  1987/10/31       9445.42                     9750.78
  1987/11/30       9655.99                    10005.37
  1987/12/31       9844.04                    10150.55
  1988/01/31      10343.87                    10512.11
  1988/02/29      10442.34                    10623.22
  1988/03/31      10189.66                    10499.99
  1988/04/30      10224.46                    10579.79
  1988/05/31      10259.65                    10549.22
  1988/06/30      10453.98                    10703.55
  1988/07/31      10529.43                    10773.34
  1988/08/31      10552.63                    10782.82
  1988/09/30      10764.93                    10977.99
  1988/10/31      11006.51                    11171.20
  1988/11/30      10879.21                    11068.87
  1988/12/31      11055.17                    11182.11
  1989/01/31      11217.06                    11413.35
  1989/02/28      11101.08                    11283.13
  1989/03/31      11097.22                    11256.16
  1989/04/30      11417.47                    11523.38
  1989/05/31      11640.56                    11762.72
  1989/06/30      11806.67                    11922.46
  1989/07/31      11916.68                    12084.72
  1989/08/31      11810.39                    11966.42
  1989/09/30      11764.40                    11930.76
  1989/10/31      11903.24                    12076.67
  1989/11/30      12058.25                    12288.01
  1989/12/31      12112.48                    12388.53
  1990/01/31      12043.70                    12329.93
  1990/02/28      12155.18                    12439.66
  1990/03/31      12165.85                    12443.40
  1990/04/30      12005.80                    12353.31
  1990/05/31      12333.89                    12622.98
  1990/06/30      12463.87                    12733.94
  1990/07/31      12655.96                    12921.12
  1990/08/31      12415.91                    12733.51
  1990/09/30      12486.96                    12740.77
  1990/10/31      12635.84                    12971.88
  1990/11/30      12877.52                    13232.75
  1990/12/31      12949.50                    13290.31
  1991/01/31      13100.34                    13468.67
  1991/02/28      13168.69                    13585.85
  1991/03/31      13191.90                    13590.74
  1991/04/30      13376.19                    13771.49
  1991/05/31      13479.07                    13893.92
  1991/06/30      13484.74                    13880.17
  1991/07/31      13671.92                    14049.23
  1991/08/31      13844.46                    14234.26
  1991/09/30      14001.27                    14419.59
  1991/10/31      14141.14                    14549.36
  1991/11/30      14179.53                    14589.95
  1991/12/31      14491.99                    14903.05
  1992/01/31      14498.55                    14937.03
  1992/02/29      14520.10                    14941.81
  1992/03/31      14513.06                    14947.34
  1992/04/30      14658.14                    15080.37
  1992/05/31      14840.52                    15257.87
  1992/06/30      15107.04                    15513.90
  1992/07/31      15571.18                    15979.00
  1992/08/31      15346.84                    15823.21
  1992/09/30      15439.64                    15926.69
  1992/10/31      15123.91                    15770.13
  1992/11/30      15577.16                    16052.58
  1992/12/31      15785.96                    16216.47
  1993/01/31      15995.22                    16405.07
  1993/02/28      16646.42                    16998.44
  1993/03/31      16422.99                    16818.77
  1993/04/30      16612.28                    16988.47
  1993/05/31      16710.79                    17083.94
  1993/06/30      17015.63                    17369.08
  1993/07/31      16980.39                    17391.83
  1993/08/31      17426.57                    17753.93
  1993/09/30      17639.95                    17956.14
  1993/10/31      17641.10                    17990.80
  1993/11/30      17425.16                    17832.30
  1993/12/31      17865.15                    18208.74
  1994/01/31      18088.54                    18416.68
  1994/02/28      17542.02                    17939.69
  1994/03/31      16648.18                    17209.19
  1994/04/30      16726.26                    17355.12
  1994/05/31      16891.69                    17505.59
  1994/06/30      16759.05                    17398.63
  1994/07/31      17114.98                    17717.55
  1994/08/31      17153.64                    17778.85
  1994/09/30      16784.68                    17517.86
  1994/10/31      16353.28                    17206.74
  1994/11/30      15894.27                    16895.64
  1994/12/31      16348.46                    17267.52
  1995/01/31      16896.22                    17761.02
  1995/02/28      17459.34                    18277.51
  1995/03/31      17652.58                    18487.52
  1995/04/30      17640.80                    18509.34
  1995/05/31      18216.63                    19099.97
  1995/06/30      18042.42                    18933.80
  1995/07/31      18189.13                    19113.29
  1995/08/31      18427.05                    19355.65
  1995/09/30      18547.38                    19478.17
  1995/10/31      18808.12                    19761.38
  1995/11/30      19136.92                    20089.22
  1995/12/31      19316.14                    20282.28
  1996/01/31      19465.14                    20435.41
  1996/02/29      19330.47                    20297.47
  1996/03/31      19080.87                    20038.07
  1996/04/30      18995.37                    19981.36
  1996/05/31      18983.78                    19973.37
  1996/06/30      19159.86                    20190.88
  1996/07/31      19323.12                    20374.62
  1996/08/31      19290.67                    20369.73
  1996/09/30      19519.69                    20654.90
  1996/10/31      19752.99                    20888.51
  1996/11/30      20132.80                    21270.77
  1996/12/31      20004.63                    21181.43
IMATRL PRASUN   SHR__CHT 19961231 19970117 110507 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Bond Fund - Class B on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $20,005 - a 100.05% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,181 - a 111.81% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              YEARS ENDED DECEMBER 31,

                              1996                       1995     1994      1993     1992

Dividend return               4.52%                      5.88%    5.01%     5.83%    6.31%

Capital appreciation return   -0.96%                     12.27%   -13.50%    7.34%   2.62%

Total return                  3.56%                      18.15%   -8.49%    13.17%   8.93%


DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1996          PAST          LIFE OF
                                         MONTH         CLASS

Dividends per share                      2.74(cents)   16.00(cents)

Annualized dividend rate                 3.94%         3.94%

30-day annualized yield                  4.06%         -

30-day annualized tax-equivalent yield   6.34%         -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.19 over the past month and $8.10 over the life of the class, you can compare the fund's income over these two periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% 1996 federal tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses during the periods shown, the yield would have been -21.16%.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Solid demand helped municipal
bonds perform better than their
investment-grade taxable
counterparts in 1996, even though
new issue supply saw one of its
strongest years ever. For the year,
the Lehman Brothers Municipal
Bond Index - a broad measure of
the municipal bond market - had
a total return of 4.43%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a broad
measure of the performance of the
U.S. taxable bond market - had a
total return of 3.63%. Demand for
munis came from both insurance
companies and individual
investors. The diminishing
likelihood of significant tax reform
in the near future also helped
support the muni market. Like most
domestic bonds, munis were
affected by
stronger-than-expected signs of
strength in the economy early in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the point
that munis entered the fall trading
at expensive levels relative to their
taxable counterparts. At that point
and through October, the
performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits. That
sell-off subsided somewhat in
November and December, when
munis outperformed comparable
Treasury securities. However,
even though demand helped buoy
munis somewhat in December,
munis were caught in the overall
bond market downdraft caused by
conflicting economic data and
renewed fears that inflation might
lead the Federal Reserve Board to
raise short-term interest rates.
An interview with George Fischer, Portfolio Manager of Fidelity Advisor Municipal Bond Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the year ending December 31, 1996, the fund's Class T and Class B shares had total returns of 3.88% and 3.56%, respectively. For the same period, the general municipal debt funds average, as tracked by Lipper Analytical Services, returned 3.30%, while the Lehman Brothers Municipal Bond Index returned 4.43%.
Q. HOW DID YOU STRUCTURE THE FUND?
A. I kept a relatively heavy weighting in intermediate-maturity bonds (those with maturities of 10-15 years), while keeping the fund's holdings in longer-maturity bonds (more than 20 years) and shorter-maturity bonds (less than five years) relatively light. I did that because of the shape of the yield curve, which measures the difference in yields among bonds with various maturities. Throughout the year, the yield curve was quite flat in the longer end of the curve. That meant the difference in yield between bonds with intermediate maturities and those with longer maturities was small, or narrow. In my view, the incremental yield longer-term bonds offered didn't adequately compensate investors for the added risk they carried, and I felt that the intermediate bonds looked better on a risk/reward basis. As for shorter-term securities, their low yields relative to intermediates made them less attractive.
Q. WHICH TYPES OF BONDS PERFORMED WELL?
A. In the second half of the period, interest rates fell and the fund profited from its relatively heavy weighting in zero coupon bonds. A zero makes no periodic interest payments but, instead, is sold at a deep discount to its face value. Many market participants tend to avoid zero coupon bonds partly because they generally fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, they rise more rapidly in value.
Q. CREDIT SPREADS - WHICH MEASURE THE DIFFERENCE IN YIELDS BETWEEN BONDS OF COMPARABLE MATURITY BUT WITH DIFFERENT CREDIT RATINGS - NARROWED THROUGHOUT 1996. HOW DID THAT AFFECT YOUR STRATEGY?
A. Because credit spreads were narrow, I continued to focus on higher-quality securities. When spreads are narrow, lower-quality bonds don't really offer as much in the way of additional yield over higher-quality bonds, even though the lower-rated bonds carry more credit risk - the risk that a municipal issuer will not repay its debts as promised. And the narrow spread meant that I didn't have to sacrifice much yield in order to own high-quality bonds.
Q. WHAT WERE THE DISAPPOINTMENTS?
A. Non-callable bonds, which can't be redeemed by their issuer before maturity, were disappointing. The pay-off for owning non-callable bonds occurs when interest rates are volatile, in contrast to 1996 when rates remained in a relatively tight range. What's more, non-callable bonds yield less than callable bonds.
Q. WHAT'S YOUR OUTLOOK?
A. I think that municipals continue to represent a good long-term value for investors seeking tax-free income. A declining stock market could mean that investors may start looking to the bond markets to provide a new home for their investments. Even though bond yields are low on a historical basis, they may look attractive compared to falling stock prices. More investor money coming into the municipal market would likely be a positive for municipal prices. But given the municipal market's recent strong gains, I don't see a huge amount of across-the-board price appreciation from here without significant declines in short-term interest rates. As a result, income should be a more important part of a bond's total return. Still, there are always opportunities to make money. So I'll concentrate on doing careful research - with the help of Fidelity's credit and quantitative research group - to uncover those opportunities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks as high a level
of federally tax-free income
as is consistent with
preservation of capital by
investing primarily in
investment-grade municipal
securities
START DATE: August 19, 1976
SIZE: as of December 31,
1996, more than $952 million
MANAGER: George Fischer,
since 1995; joined Fidelity
in 1989
(checkmark)
GEORGE FISCHER ON MUNICIPAL
BOND INSURANCE:
"Of the total amount of new
municipal bonds issued in
1996, roughly half was
insured. That was relatively
high compared to previous
years. It's important for
shareholders to realize that
insured-bond prices, like
other bond prices, rise and fall
with interest rate moves,
supply and demand, and
other factors. When a
municipal bond is insured, it
means that a bond's timely
principal and interest
payments are guaranteed by
a municipal bond insurer. That
insurance means that they
carry the highest credit rating,
or Aaa as rated by Moody's
Investors Service. While the
situation may not last forever,
the high level of insured
bonds issued as a portion of
the total municipal market has
made it more difficult to find
relatively higher-yielding
opportunities. Theoretically,
some of the bonds issued as
insured in 1996 could have
been issued as non-insured
Baa-rated bonds, which offer
higher yields than Aaa-rated
bonds. Because the
opportunities to pick up yield
have been mitigated
somewhat by the amount of
insured bonds in the market,
I'm more focused on
exploiting opportunities in
structural and quantitative
ways. That probably means
zero coupon bonds versus
coupon bonds, non-callable
bonds versus callable bonds
and others."
INVESTMENT CHANGES


TOP FIVE STATES AS OF DECEMBER 31, 1996
                % OF FUND'S   % OF FUND'S
                INVESTMENTS   INVESTMENTS
                              IN THESE STATES
                              6 MONTHS AGO

New York        16.4          14.9

California      10.0          11.1

Texas           9.7           9.7

Illinois        6.8           9.5

Massachusetts   6.4           5.8

TOP FIVE SECTORS AS OF DECEMBER 31, 1996
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                   IN THESE SECTORS
                                   6 MONTHS AGO

General Obligation   38.0          33.7

Electric Revenue     17.7          14.6

Water & Sewer        9.4           11.6

Health Care          7.9           10.1

Special Tax          7.2           6.5

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years   12.4   12.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1996
              6 MONTHS AGO

Years   7.5   7.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996
Aaa 50.5%
Aa, A 27.9%
Baa 15.6%
Ba  0.8%
Non-rated 2.0%
Short-term investments 3.2%
Aaa 44.0%
Aa, A 36.4%
Baa 15.7%
Ba  0.0%
Non-rated 2.0%
Short-term investments 1.9%
Row: 1, Col: 1, Value: 50.0
Row: 1, Col: 2, Value: 27.5
Row: 1, Col: 3, Value: 15.4
Row: 1, Col: 4, Value: 1.3
Row: 1, Col: 5, Value: 2.3
Row: 1, Col: 6, Value: 3.5
Row: 1, Col: 1, Value: 43.8
Row: 1, Col: 2, Value: 36.3
Row: 1, Col: 3, Value: 15.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 2.3
Row: 1, Col: 6, Value: 2.2
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 96.8%
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ALABAMA - 0.4%
Cullman Med. Park South Med. Clinic Board Rev.
(Cullman Reg'l. Med. Ctr.) Series A, 6.50% 2/15/13  $ 4,000 $ 4,035
ARIZONA - 1.7%
Agriculture Impt. & Pwr. Dist. Elec. Sys. Rev. Rfdg.
(Salt River Proj.) Series B, 6.50% 1/1/04    6,515  7,199
Arizona Trans. Board Hwy. Rev. Sub Series A:
6.25% 7/1/04    2,000  2,145
 Rfdg. 6% 7/1/08    3,000  3,278
Maricopa County School Dist. #1 Phoenix Elementary
Rfdg. (Cap. Appreciation) Second Series, 0%
7/1/05 (MBIA Insured)    2,660  1,756
Maricopa County Unified School Dist. #69 Paradise Valley
Rfdg. (Cap. Appreciation) Second Series, 0% 7/1/07
(AMBAC Insured)    3,050  1,777
  16,155
ARKANSAS - 0.4%
North Little Rock Elec. Rev. Rfdg. Series A, 6.15% 7/1/03
(MBIA Insured)    3,245  3,541
CALIFORNIA - 10.0%
California Gen. Oblig. 6.25% 10/1/19    10,500  11,563
California Hsg. Fin. Agcy. Rev. (Home Mtg.) Series A,
5.70% 8/1/16 (MBIA Insured)    3,875  3,845
California Pub. Works Board Lease Rev.:
Rfdg. (Dept. Corrections State Prisons) Series A,
 5% 12/1/19 (AMBAC Insured)    5,050  4,709
 (California Univ. Proj.) Series A, 5.50% 6/1/10    2,250  2,275
 (Dept. Correction State Prisons, Madera) Series E:
 6% 6/1/07    3,000  3,184
  5.50% 6/1/15    2,500  2,469
 (Franchise Tax Board-PH II) Series A, 6.25% 9/1/11   1,150  1,189
California Rural Home Mtg. Fin. Auth. Lease Rev. Series A,
4.45% 8/1/01 (MBIA Insured)    4,875  4,832
California Statewide Commty. Dev. Auth. Ctfs. of Prtn.
(Sisters of Charity Leavenworth) 5% 12/1/14    2,750  2,537
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg. (Wtr. Sys. Impt.
Proj.) Series A, 7% 8/1/11 (MBIA Insured)    1,475  1,741
Chino Basin Reg'l. Fing. Auth. Rev. Rfdg.
(Muni. Wtr. Dist. Swr. Sys. Proj.)
7% 8/1/09 (AMBAC Insured)    2,245  2,632
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg.
4.75% 6/1/21 (FGIC Insured)    3,000  2,655
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev. (Cap.
Appreciation) (Sr. Lien) Series A, 0% 1/1/08 (a)    2,500  1,616
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
CALIFORNIA - CONTINUED
Fresno Swr. Rev. Series A, 4.75% 9/1/26 (MBIA Insured) $ 7,055 $ 6,173 Industry Urban Ind. Dev. Agcy. Rfdg. (Civic Recreational
Proj. #1) Series A, 7.375% 5/1/12    5,000  5,138
Modesto Irrigation Dist. Elec. Rev. Series A, 9.625% 1/1/11
(Escrowed to Maturity) (e)    4,390  5,663
Orange County Dev. Agcy. Tax Allocation
(Santa Ana Heights Proj.) 6% 9/1/15    2,000  1,965
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A:
3.75% 7/1/12    7,820  6,608
 3.75% 1/1/13    1,500  1,241
Santa Clara County Fing. Auth. Lease Rev.
(VMC Fac. Replacement Proj.) Series A,
7.50% 11/15/04 (AMBAC Insured)    4,560  5,398
Santa Clara Redev. Agcy. Tax Allocation Rfdg.
(Bayshore North Proj.) 7% 7/1/10 (AMBAC Insured)   4,000  4,680
South Orange County Pub. Fin. Auth. Spl. Tax Rev.
(Foothill Area) Series C:
 7.50% 8/15/06 (FGIC Insured)    8,140  9,799
  7.50% 8/15/07 (FGIC Insured)    3,500  4,239
  96,151
COLORADO - 1.9%
Colorado Health Facs. Auth. Rev.:
Rfdg. (Rocky Mountain Adventist) 6.625% 2/1/13   10,000  10,263
 (PSL Health Sys. Proj.) Series A, 6.875%
 2/15/23 (Pre-Refunded to 2/15/03 @102) (e)   4,000  4,514
El Paso County School Dist. #20 Rfdg. (Cap. Appreciation)
Series A, 0% 6/15/08 (AMBAC Insured)    2,600  1,407
Highlands Ranch Metropolitan Dist. #2 Rfdg. 5% 6/15/16
(FSA Insured)    2,000  1,863
  18,047
CONNECTICUT - 0.8%
Connecticut Gen. Oblig. Series A, 7% 3/15/03    5,000  5,644
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure)
Series A, 6.50% 6/1/03    1,950  2,147
  7,791
DISTRICT OF COLUMBIA - 1.4%
District of Columbia Gen. Oblig.:
Rfdg. Series A:
 5.625% 6/1/02 (MBIA Insured)    1,500  1,558
  5.875% 6/1/05 (MBIA Insured)    3,000  3,150
  6% 6/1/11 (MBIA Insured)    1,000  1,045
 Series E, 5% 6/1/04 (FGIC Insured)    1,000  1,001
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
DISTRICT OF COLUMBIA - CONTINUED
District of Columbia Redev. Land Agcy. Spl. Tax Rev.
(Washington D.C. Sports Arena):
 4.85% 11/1/97   $ 850 $ 851
  5.625% 11/1/10    6,150  6,012
  13,617
FLORIDA - 0.4%
Lakeland Elec. & Wtr. Rev. Rfdg. (Jr. Sub. Lien) 6.50% 10/1/07
(FGIC Insured)    3,200  3,608
GEORGIA - 5.9%
Fulton County School Dist. Rfdg. 6.375% 5/1/14    2,500  2,788
Fulton County Wtr. & Swr. Rev. Rfdg.:
6.125%1/1/05 (FGIC Insured)    4,000  4,345
 6.375% 1/1/14 (FGIC Insured)    4,500  4,989
Georgia Gen. Oblig.:
Series B, Impt. 7.20% 3/1/04    7,625  8,797
 Series C, 7.25% 7/1/08    10,000  11,975
 Series D:
 6.80% 8/1/03    4,400  4,972
  6.70% 8/1/08    11,340  13,041
Georgia Muni. Elec. Auth. Pwr. Rev. Series B, 6.20% 1/1/10
(AMBAC Insured)    5,000  5,438
  56,345
ILLINOIS - 6.6%
Chicago Rfdg. Series A-2, 6.125% 1/1/12
(AMBAC Insured)    10,000  10,688
Chicago O'Hare Int'l. Arpt. Rev. Rfdg. (2nd Lien):
(Gen. Arpt. Proj.) Series A:
 6.375% 1/1/12 (MBIA Insured)    3,000  3,206
  6.375% 1/1/15 (MBIA Insured)    3,200  3,408
 Series C-1, 5% 1/1/10 (MBIA Insured)    11,000  10,615
Chicago Park Dist. Rfdg. 6.25% 1/1/09 (FGIC Insured)   1,380  1,497
Chicago Wastewtr. Transmission Rev. Rfdg. 5.375% 1/1/13
(FGIC Insured)    9,430  9,312
Cook County Commty. College Dist. #508 Series C,
7.70% 12/1/07 (MBIA Insured)    3,000  3,664
Illinois Dedicated Tax Rev. (Civic Ctr.) Series A, 7% 12/15/13
(AMBAC Insured)    2,500  2,722
Illinois Reg'l. Trans. Auth.:
Series A, 8% 6/1/17 (AMBAC Insured)    3,000  3,900
 Series D:
 7.75% 6/1/04 (FGIC Insured)    1,115  1,317
  7.75% 6/1/05 (FGIC Insured)    2,405  2,862
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ILLINOIS - CONTINUED
Metropolitan Pier & Exposition Auth. Dedicated Tax Rev.
(McCormick Place Expansion Proj.)
 (Cap. Appreciation) Series A:
  0% 6/15/07 (FGIC Insured) (Pre-Refunded to
   6/15/03 @ 102) (e)   $ 2,925 $ 3,159
   0% 6/15/07 (FGIC Insured)    75  79
   0% 6/15/08 (FGIC Insured)    3,890  2,091
   0% 6/15/10 (FGIC Insured)    8,100  3,807
   0% 6/15/15 (FGIC Insured)    3,100  1,073
  63,400
INDIANA - 0.8%
Indiana Bond Bank Rev. (State Revolving Fund Prog.)
Series A, 7% 2/1/05    1,500  1,701
Indianapolis Resource Recovery Rev. Rfdg.
(Ogden Martin Sys. Inc. Proj.):
 6.75% 12/1/04 (AMBAC Insured)    2,200  2,467
  6.75% 12/1/06 (AMBAC Insured)    3,000  3,386
  7,554
KANSAS - 0.4%
Kansas City Util. Sys. Rev. (Cap. Appreciation) 0% 3/1/09
(Escrowed to Maturity) (AMBAC Insured) (e)    3,975  2,062
Kansas Dept. Trans. Hwy. Rev. Series A, 6.125% 9/1/09  2,000  2,183
  4,245
LOUISIANA - 0.2%
New Orleans Rfdg. 6.50% 10/1/03 (AMBAC Insured)   1,500  1,659
MARYLAND - 1.1%
Baltimore Consolidated Pub. Impt. Rfdg. Series A,
7.25% 10/15/05 (FGIC Insured)    2,000  2,343
Maryland Health & Higher Edl. Facs. Auth. Rev. Rfdg.
(Good Samaritan Hosp.) 5.75% 7/1/13    2,600  2,668
Washington Metropolitan Area Trans. Auth. Gross Rev. Rfdg.
6% 7/1/09 (FGIC Insured)    5,500  5,878
  10,889
MASSACHUSETTS - 6.4%
Massachusetts Gen. Oblig.:
 Rfdg. Series A:
 6.25% 7/1/03    13,200  14,388
  6% 7/1/05 (AMBAC Insured)    2,750  2,977
 Consolidated Loan Series A, 7.50% 6/1/04    3,270  3,810
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Edl. Facs. Auth. Rev.:
Rfdg. (Boston College) Series K, 5.375% 6/1/14   $ 4,250 $ 4,197
 (Blood Institute) Series A, 6.50% 2/1/22    4,860  4,903
 (New England Med. Ctr.) Series G, 5.375% 7/1/24
 (MBIA Insured)    1,000  958
 (Univ. Hosp.) Series C, 7.25% 7/1/19 (MBIA Insured)   3,500  3,828
Massachusetts Ind. Fin. Agcy. Ind. Rev.:
Rfdg. (Harvard Commty. Health Plan) Series B,
 8.125% 10/1/17    5,000  5,313
 (Massachusetts Biomedical) (Cap. Appreciation)
 Series A-2, 0% 8/1/08    10,000  5,213
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
Rfdg. Series B, 5% 7/1/12 (MBIA Insured)    2,715  2,552
 Series A, 6.75% 7/1/08    2,500  2,670
 Series B, 6.75% 7/1/08    5,995  6,407
Massachusetts Wtr. Resources Auth. Gen. Rev. Rfdg.
Series C, 5.25% 12/1/15    5,000  4,800
  62,016
MICHIGAN - 4.8%
Lowell Area Schools (Cap. Appreciation) 0% 5/1/20
(Pre-Refunded to 5/1/05 @ 33.646) (FGIC Insured) (e)  21,685  4,824
Michigan Hosp. Fin. Auth. Rev. Rfdg.:
(Detroit Med. Ctr. Oblig. Group) Series A:
 6.25% 8/15/13    1,750  1,794
  6.50% 8/15/18    5,000  5,175
 (Sisters of Mercy Health Corp.)  5.375% 8/15/14
 (MBIA Insured)    3,000  2,966
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series B:
7.50% 4/1/10    6,000  6,428
 5.70% 4/1/12    3,750  3,745
Michigan Muni. Bond Auth. Rev.:
(Local Gov't. Loan Prog.):
 7% 5/1/02 (AMBAC Insured)    2,425  2,695
  7% 11/1/02 (AMBAC Insured)    1,465  1,641
  7% 5/1/03 (AMBAC Insured)    2,700  3,034
  7% 11/1/03 (AMBAC Insured)    1,570  1,776
 (State Revolving Fund) 7% 10/1/02
 (Escrowed to Maturity) (e)    2,860  3,203
Michigan Pub. Pwr. Agcy. Rev. Rfdg. (Belle River Proj.)
Series B, 5% 1/1/19    5,750  5,233
Michigan Trunk Line Rev. (Cap. Appreciation) Series A,
0% 10/1/09 (AMBAC Insured)    8,010  3,975
  46,489
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
MINNESOTA - 2.2%
Minneapolis Gen. Oblig.:
Rfdg. (Sales Tax) 6.25% 4/1/07   $ 1,500 $ 1,610
 (Cap. Appreciation) Series B, 0% 12/1/04    1,800  1,244
Minnesota Hsg. Fin. Agcy. (Single Family Mtg.):
Series I, 6.25% 1/1/15    2,000  2,038
 Series K, 6.40% 1/1/15    3,455  3,559
Minnesota Unltd. Tax 5.75% 8/1/05    3,315  3,551
Northern Minnesota Muni. Pwr. Agcy. Elec. Sys. Rev. Rfdg.
Series A, 7.30% 1/1/01    4,000  4,280
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.
Series B, 6% 1/1/13    5,000  5,019
  21,301
MISSISSIPPI - 0.1%
Mississippi Home Corp. Single Family Sr. Rev. Rfdg.
Series 1990 A, 9.25% 3/1/12 (FGIC Insured)    585  629
MISSOURI - 0.9%
Kirkwood Ind. Dev. Auth. Health Care Corp. Rev.
(St. Joseph Hosp.) 7% 7/1/22 (Pre-Refunded to
7/1/02 @ 102) (e)    2,000  2,267
Missouri Higher Ed. Loan Auth. Student Loan Rev. (Sr. Lien)
Series A, 5.625% 2/15/01    4,000  4,100
Missouri Hsg. Dev. Commission Mtg. Rev. Series C,
5.50% 3/1/16 (d)    2,500  2,547
  8,914
NEBRASKA - 0.5%
Nebraska Pub. Pwr. Dist. Rev. Rfdg. (Pwr. Supply Sys.)
Series C, 5% 1/1/10    5,000  4,775
NEVADA - 0.8%
Clark County Ind. Dev. Rev. Rfdg. (Nevada Pwr. Co. Proj. C)
7.20% 10/1/22 (AMBAC Insured)    7,000  7,849
NEW JERSEY - 1.9%
Middlesex County Poll. Cont. Auth. Rev. Rfdg. (Fing. Poll.)
(Amerada Hess Corp.) 7.875% 6/1/22    7,750  8,834
New Jersey Trans. Trust Fund Auth. Rfdg. (Trans. Sys.):
Series A, 6.50% 6/15/05 (AMBAC Insured)    5,000  5,563
 Series B, 6.50% 6/15/10 (MBIA Insured)    2,000  2,258
New Jersey Tpk. Auth. Tpk. Rev. Rfdg. 10.375% 1/1/03
(Escrowed to Maturity) (e)    1,345  1,585
  18,240
NEW MEXICO - 0.9%
Farmington Poll. Cont. Rev. Rfdg. (Pub. Svc. Co. of New Mexico
San Juan Proj.) 5.70% 12/1/16 (AMBAC Insured)   8,500  8,489
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
NEW YORK - 16.4%
Metropolitan Trans. Auth. Svc. Contract (Trans. Facs.)
Series 4, 7.75% 7/1/02   $ 1,420 $ 1,560
Nassau County Gen. Impt. Rfdg. Series A:
6.50% 5/1/04 (FGIC Insured)    7,425  8,214
 6.50% 5/1/05    4,490  4,990
 6.50% 5/1/06    4,000  4,455
New York City Gen. Oblig.:
Rfdg.:
 Series A, 7% 8/1/04    4,375  4,796
  Series D, 6.30% 8/15/01    7,450  7,888
 Series G:
 5.40% 2/1/01    6,000  6,120
  5.60% 2/1/02    14,120  14,455
 7.50% 2/1/03 (f)    10,000  11,100
 8% 2/1/05    2,550  2,945
New York City Muni. Assistance Corp. Series G, 6% 7/1/08 10,000 10,724 New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Series A, 7% 6/15/09 (FGIC Insured)    2,500  2,728
New York City Trust Cultural Residential Rev. (Museum of
Modern Art) Series One, 5% 1/1/00 (AMBAC Insured)  3,500  3,570
New York State Dorm. Auth. Rev.:
Rfdg. (State Univ. Edl. Facs.):
 Series A:
  5.50% 5/15/07    4,660  4,660
   5.50% 5/15/13    7,500  7,256
  Series B, 5.25% 5/15/09    4,000  3,845
 (City Univ. Sys. Consolidated):
 2nd Gen. Series A, 5.75% 7/1/09    4,370  4,381
  Series C, 7.50% 7/1/10    3,000  3,495
  Series D:
  7% 7/1/09    2,000  2,235
   7% 7/1/09 (FGIC Insured)    3,780  4,446
New York State Envir. Facs. Corp. Poll. Cont. Rev. Rfdg.
(State Wtr. Revolving Fund - New York City Muni. Wtr.)
5.75% 6/15/11    2,500  2,613
New York State Local Gov't. Assistance Corp. Rfdg.:
Series C, 5.50% 4/1/17    2,500  2,497
 Series E:
 6% 4/1/14    5,250  5,637
  5.25% 4/1/16    8,425  8,162
New York State Med. Care Facs. Fin. Agcy. Rev.
(North Shore Univ. Hosp. Mtg. Proj.) Series A,
7.20% 11/1/20 (MBIA Insured)    2,000  2,198
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
NEW YORK - CONTINUED
New York State Thruway Auth. Svc. Contract Rev.
(Local Hwy. & Bridge):
 Series A, 6% 1/1/05 (MBIA Insured)   $ 2,500 $ 2,697
  7.25% 1/1/10 (Pre-Refunded to 1/1/01 @ 102) (e)  5,000  5,569
New York State Urban Dev. Corp. Rev. Rfdg.
(Correctional Cap. Facs.) Series A, 6.30% 1/1/03   6,000  6,353
Triborough Bridge & Tunnel Auth. Rev. (Convention Ctr. Proj.)
Series E, 7.25% 1/1/10    7,325  8,286
  157,875
NEW YORK & NEW JERSEY - 0.2%
New York & New Jersey Port Auth. Series 104,
4.75% 1/15/26 (AMBAC Insured)    1,845  1,619
NORTH CAROLINA - 1.9%
Harnett County Ctfs. of Prtn.:
7.50% 12/1/03 (AMBAC Insured)    2,640  3,029
 7.50% 12/1/04 (AMBAC Insured)    2,865  3,317
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Rfdg.:
Series A, 5.20% 1/1/01    5,000  5,025
 Series B:
 7.25% 1/1/07    2,375  2,666
  7% 1/1/08    3,650  4,024
  18,061
OHIO - 2.1%
Cleveland Wtrwks. Rev. Rfdg. 1st Mtg. Series G,
5.50% 1/1/13 (MBIA Insured)    1,750  1,778
Ohio Bldg. Auth. Facs. (Administration Bldg. Fund)
Series A, 6% 10/1/06    1,750  1,868
Ohio Bldg. Auth. Workers Compensation (W. Green
Bldg. A) 4.75% 4/1/14    6,500  5,842
Ohio Wtr. Dev. Auth. Rev. Fresh Wtr. Series:
6.25% 6/1/02 (AMBAC Insured)    1,860  2,013
 6.25% 6/1/03 (AMBAC Insured)    1,975  2,153
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.:
Rfdg. (Buckeye Pwr. Inc. Proj.) 7.80% 11/1/14
 (AMBAC Insured)    2,865  3,399
 (Wtr. Cont. Loan Fund) 6.50% 6/1/03 (MBIA Insured)  2,940  3,245
  20,298
OKLAHOMA - 0.3%
Grand River Dam Auth. Rev. Rfdg. 5.50% 6/1/10    3,000  3,064
OREGON - 0.6%
Multnomah County School Dist. #3 (Park Rose):
7% 12/1/03 (FGIC Insured)    2,325  2,673
 7% 12/1/04 (FGIC Insured)    2,540  2,950
  5,623
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
PENNSYLVANIA - 2.4%
Delaware County Auth. Hosp. Rev. (Crozer-Chester)
6% 12/15/20   $ 3,000 $ 2,895
Philadelphia Parking Auth. Parking Rev. (Arpt. Parking)
7.375% 9/1/18 (AMBAC Insured)    1,750  1,859
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev.:
Rfdg.:
 5.05% 7/1/98    1,200  1,208
  5.35% 7/1/99    1,335  1,350
 (Graduate Health Sys. Oblig. Group) Series A&B,
 7% 7/1/05    7,670  7,996
Philadelphia Wtr. & Wastewtr. Rev.:
6.25% 8/1/09 (MBIA Insured)    2,000  2,193
 6.25% 8/1/10 (MBIA Insured)    2,000  2,183
Pittsburgh Gen. Oblig. Series B, 6.25% 9/1/16
(MBIA Insured)    3,000  3,168
  22,852
PUERTO RICO - 0.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Spl.
Tax Series 1988 A, 7.75% 7/1/08    2,000  2,125
SOUTH CAROLINA - 1.0%
Charlston County Gen. Oblig. 6% 6/1/13    2,500  2,635
South Carolina Pub. Svc. Auth. Rev. Rfdg. Series A:
6.25% 1/1/06 (MBIA Insured)    2,000  2,180
 5.75% 1/1/10 (MBIA Insured)    4,705  4,840
  9,655
TENNESSEE - 1.4%
Knox County Health Edl. & Hsg. Facs. Auth.
Sanders Alliance Hosp. Facs. Rev. Series C,
7.25% 1/1/10 (MBIA Insured)    2,660  3,135
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg.
Series A:
 6% 2/15/05 (MBIA Insured) (b)(d)    1,000  1,035
  6.25% 2/15/09 (MBIA Insured) (b)(d)    1,500  1,571
  6.25% 2/15/10 (MBIA Insured) (b)(d)    1,000  1,040
Tennessee Gen. Oblig. 6% 5/1/06    6,195  6,784
  13,565
TEXAS - 9.0%
Austin Independent School Dist. Rfdg.:
(Cap. Appreciation) 0% 8/1/02 (PSF Guaranteed)   3,900  3,003
 7% 8/1/06 (PSF Guaranteed)    3,430  3,962
Corpus Christi Hsg. Fin. Corp. Single Family Mtg. Rev.
(Lomas & Nettleton Co.) Series A, 13.375% 6/1/13   30  32
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
TEXAS - CONTINUED
Dallas Fort Worth Reg'l. Arpt. Rev. Rfdg. Series A,
7.375% 11/1/12 (FGIC Insured)   $ 1,000 $ 1,144
Dallas Gen. Oblig.:
6% 2/15/12    4,925  4,777
 4.50% 2/15/14    2,500  2,253
Fort Bend Independent School Dist. Gen. Oblig.
6.50% 2/15/07 (PSF Guaranteed)    2,500  2,788
Harris County Hosp. Dist. Mtg. Rev. Rfdg. 7.40% 2/15/10
(AMBAC Insured)    3,000  3,563
Harris County Toll Road Tax & Sub Lien Rev.:
 Rfdg. (Cap. Appreciation) 0% 8/1/06    4,245  2,574
 (Cap. Appreciation) 0% 8/1/08    8,005  4,273
 Series A:
 7% 8/15/09    2,000  2,340
  7% 8/15/10    4,200  4,909
Hurst Euless Bedford Independent School Dist. Rfdg.
(Cap. Appreciation):
 0% 8/15/11 (PSF Guaranteed)    3,620  1,620
  0% 8/15/12 (PSF Guaranteed)    5,105  2,131
  0% 8/15/13 (PSF Guaranteed)    3,610  1,412
Midlothian Independent School Dist. Rfdg. (Cap. Appreciation)
0% 2/15/09 (PSF Guaranteed)    1,970  1,029
Round Rock Independent School Dist. Rfdg. Unltd. Tax
(Cap. Appreciation) 0% 2/15/08 (PSF Guaranteed)   9,800  5,464
San Antonio Elec. & Gas Rev.:
Rfdg. (Cap. Appreciation):
 Series B, 0% 2/1/07 (FGIC Insured)    10,000  5,875
  Series 1991 B, 0% 2/1/05 (FGIC Insured)    12,285  8,154
 Series 95, 6.375% 2/1/06    5,000  5,513
San Antonio Wtr. Rev. Rfdg. 6.50% 5/15/10
(MBIA Insured)    3,000  3,229
Texas A&M Univ. Perm. Univ. Fund Rfdg. 5.60% 7/1/05  3,000  3,173
Texas College Student Loan Gen. Oblig. 5.80% 8/1/05 (d)  3,000  3,120
Texas Muni. Pwr. Agcy. Rev. Rfdg. (Cap. Appreciation)
0% 9/1/04 (AMBAC Insured)    4,900  3,363
Texas Wtr. Dev. Board Rev. (Revolving Fund Sr. Lien)
6% 7/15/03    6,150  6,604
  86,305
UTAH - 3.6%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.:
Rfdg. Series B:
 6.50% 7/1/10 (AMBAC Insured) (b)    1,635  1,780
  6.50% 7/1/04 (MBIA Insured)    3,000  3,319
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
UTAH - CONTINUED
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
Rfdg. Series B: - continued
  6.50% 7/1/05 (MBIA Insured)   $ 5,000 $ 5,556
  6% 7/1/16 (AMBAC Insured) (b)    10,345  10,500
  6% 7/1/16 (MBIA Insured)    4,500  4,634
 Spl. Oblig. Sixth Series B, 6.50% 7/1/10 (MBIA Insured)  2,800  3,112
Jordan County School Dist. 7.625% 6/15/05    2,000  2,383
Salt Lake City Hosp. Rev. Rfdg. (Intermountain Health
Care Hosp., Inc.) Series A, 8.125% 5/15/15
(Escrowed to Maturity) (e)    2,975  3,529
  34,813
VIRGINIA - 3.3%
Hampton Museum Rev.:
5.25% 1/1/09    3,825  3,701
 5.25% 1/1/14    4,500  4,208
Henrico County Pub. Facs. Lease Rev.
(Henrico County Reg'l. Jail Proj.):
 7.50% 8/1/04    2,455  2,866
  7.50% 8/1/05    2,590  3,056
Upper Occoquan Swr. Auth. Rev. 4.75% 7/1/29
(MBIA Insured)    20,050  17,418
  31,249
WASHINGTON - 1.4%
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 14.375% 7/1/01    680  831
 5.40% 7/1/12    10,000  9,487
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.
Compound Interest Rfdg. Series B, 0% 7/1/06 (MBIA Insured)  5,000  3,013
  13,331
WISCONSIN - 2.5%
Wisconsin Gen. Oblig. Series A, 7% 5/1/05    12,890  14,856
Wisconsin Health & Edl. Facs. Auth. Rev.:
(Felician Care, Inc.) Series A, 7% 1/1/15 (AMBAC Insured)  2,000  2,138
 (St. Lukes Med. Ctr. Proj.) 7.10% 8/15/11 (MBIA Insured)  4,000  4,380
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.
Rfdg. Series F, 5.20% 9/1/26 (d)    2,500  2,477
  23,851
TOTAL MUNICIPAL BONDS
(Cost $888,325)   930,025
MUNICIPAL NOTES (C) - 3.2.%
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ALABAMA - 0.0%
Phenix County Ind. Dev. Board Envir. Impt. Rev. (Mead
Coated Board Proj.) Series 1996, 5%, LOC Bayerische
Vereinsbank AG, VRDN (d)   $ 600 $ 600
ALASKA - 0.0%
Alaska Ind. Dev. & Export Auth. Revolving Fund
(Healy Clean Coal Proj.) Series 1996 B, 4.25%,
LOC Bank of America, VRDN (d)    400  400
ARIZONA - 0.4%
Yavapai County Ind. Dev. Auth. Ind. Dev. Rev.
(Citizens Util. Co.) Series 1993, 3.55%, tender 4/8/97 (d)  3,500  3,500
FLORIDA - 0.3%
Indian River County Hosp. Dist. Hosp. Rev. Series 1988,
3.55%, tender 3/10/97, LOC Kredietbank    2,400  2,400
ILLINOIS - 0.2%
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series 93, 4.45%, VRDN    2,300  2,300
IOWA - 0.6%
Iowa Student Loan Liquidity Corp. Student Loan Rev.
Series B, 4.10%, BPA Norwest Bank NA, VRDN
(AMBAC Insured) (d)    5,700  5,700
OHIO - 0.3%
Ohio Air Quality Dev. Auth. Rev. (JMG Fdg. Ltd. Partnership)
Series 95-B, 4.10%, LOC Society Generale, VRDN (d)   2,400  2,400
SOUTH CAROLINA - 0.3%
York County Poll. Cont. Rev. (Nat'l. Rural Utils. Co-op Fin. Corp.
Elec. Proj.) Series 1984 N-3, 3.80%, tender 3/15/97   3,000  3,000
TEXAS - 0.7%
South Texas Higher Ed. Auth. Student Loan Rev. Series 1995,
4.10%, LOC Student Loan Marketing Assoc., VRDN (d)  1,500  1,500
Texas Gen. Oblig. TRAN Series 1996, 4.75% 8/29/97   5,400  5,447
  6,947
WEST VIRGINIA - 0.4%
Grant County Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.)
Series 1994, 3.80%, tender 3/10/97    3,600  3,603
TOTAL MUNICIPAL NOTES
(Cost $30,827)   30,850
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $919,152)  $ 960,875
FUTURES CONTRACTS
AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
85 Municipal Bond Futures Contracts   March, 1997 $ 9,865 $ 63
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.0%
SOLD
90 U.S. Treasury Bond Futures Contracts   March, 1997  10,136  (1)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.1%
   $ 62
SECURITY TYPE ABBREVIATIONS
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
2. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
4. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
5. Security collateralized by an amount sufficient to pay interest and principal.
6. A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $999,000.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 74.1% AAA, AA, A 74.5%
Baa 15.6% BBB  15.1%
Ba 0.8% BB  0.0%
B 0.0% B  0.7%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 2.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  38.0%
Electric Revenue  17.7
Water and Sewer   9.4
Health Care  7.9
Special Tax  7.2
Others (individually less than 5%)   19.8
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $919,335,000. Net unrealized appreciation aggregated $41,540,000, of which $43,382,000 related to appreciated investment securities and $1,842,000 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $19,626,000 all of which will expire on December 31, 2003. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) DECEMBER 31, 1996

ASSETS                                                                          $ 960,875
Investment in securities, at value (cost $919,152) -
See accompanying schedule

Cash                                                                             172

Receivable for investments sold                                                  3,357

Interest receivable                                                              17,128

Receivable for daily variation on futures contracts                              17

Prepaid expenses                                                                 53

 TOTAL ASSETS                                                                    981,602

LIABILITIES

Payable for investments purchased                                    $ 11,390
Regular delivery

 Delayed delivery                                                     15,533

Distributions payable                                                 1,381

Accrued management fee                                                285

Distributions fees payable                                            1

Other payables and accrued expenses                                   205

 TOTAL LIABILITIES                                                               28,795

NET ASSETS                                                                      $ 952,807

Net Assets consist of:

Paid in capital                                                                 $ 932,773

Accumulated undistributed net realized gain (loss)                               (21,751)
on investments

Net unrealized appreciation (depreciation) on                                    41,785
investments

NET ASSETS                                                                      $ 952,807

CALCULATION OF MAXIMUM OFFERING PRICE                                            $8.19
CLASS T:
NET ASSET VALUE and redemption price per share
 ($3,878 (divided by) 473.46 shares)

Maximum offering price per share (100/96.50 of $8.19)                            $8.49

CLASS B:                                                                         $8.19
NET ASSET VALUE and offering price per share
 ($259 (divided by) 31.62 shares) A

INITIAL CLASS:                                                                   $8.19
NET ASSET VALUE, offering price and redemption price
 per share ($947,824 (divided by) 115,685 shares)

INSTITUTIONAL CLASS:                                                             $8.19
NET ASSET VALUE, offering price and redemption price
 per share ($846 (divided by) 103.31 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                        $ 55,116

EXPENSES

Management fee                                             $ 3,912

Transfer agent fees                                         2
Class T

 Initial Class                                              1,194

 Institutional Class                                        1

Distribution fees                                           3
Class T

 Class B                                                    1

Accounting fees and expenses                                298

Non-interested trustees' compensation                       3

Custodian fees and expenses                                 56

Registration fees                                           26
Class T

 Class B                                                    24

 Initial Class                                              31

 Institutional Class                                        24

Audit                                                       55

Legal                                                       14

Miscellaneous                                               14

 Total expenses before reductions                           5,658

 Expense reductions                                         (79)        5,579

NET INTEREST INCOME                                                     49,537

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      8,837

 Futures contracts                                          138         8,975

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (21,359)

 Futures contracts                                          62          (21,297)

NET GAIN (LOSS)                                                         (12,322)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 37,215
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEAR ENDED     YEAR ENDED
                                                         DECEMBER 31,   DECEMBER 31,
                                                         1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 49,537       $ 54,828
Net interest income

 Net realized gain (loss)                                 8,975          1,658

 Change in net unrealized appreciation (depreciation)     (21,297)       121,673

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          37,215         178,159
FROM OPERATIONS

Distributions to shareholders                             (50)           -
From net interest income
 Class T

  Class B                                                 (4)            -

  Initial Class                                           (49,472)       (54,828)

  Institutional Class                                     (11)           -

 In excess of net interest income - Initial Class         (130)          -

 In excess of net realized gain - Initial Class           -              (525)

 TOTAL DISTRIBUTIONS                                      (49,667)       (55,353)

Share transactions - net increase (decrease)              (116,656)      (46,200)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (129,108)      76,606

NET ASSETS

 Beginning of period                                      1,081,915      1,005,309

 End of period                                           $ 952,807      $ 1,081,915


FINANCIAL HIGHLIGHTS - CLASS T
      JULY 1, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      DECEMBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 7.990

Income from Investment Operations

 Net interest income                                   .185

 Net realized and unrealized gain (loss)               .200 E

 Total from investment operations                      .385

Less Distributions

 From net interest income                              (.185)

Net asset value, end of period                        $ 8.190

TOTAL RETURN B, C                                      4.86%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 3,878

Ratio of expenses to average net assets                1.00% A,
                                                       D

Ratio of net interest income to average net assets     4.40% A

Portfolio turnover rate                                35%

A ANNUALIZED
A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS B
      JULY 1, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      DECEMBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 7.990

Income from Investment Operations

 Net interest income                                   .160

 Net realized and unrealized gain (loss)               .200 E

 Total from investment operations                      .360

Less Distributions

 From net interest income                              (.160)

Net asset value, end of period                        $ 8.190

TOTAL RETURN B, C                                      4.54%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 259

Ratio of expenses to average net assets                1.65% A,
                                                       D

Ratio of net interest income to average net assets     3.91% A

Portfolio turnover rate                                35%

A ANNUALIZED
A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - INITIAL CLASS

                               YEARS ENDED DECEMBER 31,

                               1996                       1995          1994          1993 A        1992

SELECTED PER-SHARE DATA

Net asset value,               $ 8.270                    $ 7.370       $ 8.690       $ 8.500       $ 8.470
beginning of period

Income from Investment
Operations

 Net interest income            .405                       .408          .455          .487          .519

 Net realized and               (.079)                     .904          (1.180)       .600          .210
 unrealized gain
(loss)

 Total from investment          .326                       1.312         (.725)        1.087         .729
 operations

Less Distributions

 From net interest              (.405)                     (.408)        (.455)        (.487)        (.519)
 income

 From net realized gain         -                          -             (.010)        (.410)        (.180)

 In excess of net               (.001) C                   -             -             -             -
 interest income

 In excess of net               -                          (.004)        (.130)        -             -
 realized gain

 Total distributions            (.406)                     (.412)        (.595)        (.897)        (.699)

Net asset value, end           $ 8.190                    $ 8.270       $ 7.370       $ 8.690       $ 8.500
of period

TOTAL RETURN B                  4.12%                      18.15%        (8.49)        13.17%        8.93%
                                                                        %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 947,824                  $ 1,081,915   $ 1,005,309   $ 1,261,650   $ 1,191,653
period (000 omitted)

Ratio of expenses to            .56%                       .57%          .53%          .49%          .49%
average net assets

Ratio of net interest           5.00%                      5.14%         5.68%         5.51%         6.11%
income to average net
assets

Portfolio turnover rate         35%                        72%           95%           74%           53%


A EFFECTIVE JANUAURY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      JULY 1, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      DECEMBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 7.990

Income from Investment Operations

 Net interest income                                   .196

 Net realized and unrealized gain (loss)               .200 E

 Total from investment operations                      .396

Less Distributions

 From net interest income                              (.196)

Net asset value, end of period                        $ 8.190

TOTAL RETURN B, C                                      5.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 846

Ratio of expenses to average net assets                .75% A,
                                                       D

Ratio of net interest income to average net assets     4.88% A

Portfolio turnover rate                                35%

A ANNUALIZED
A TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Municipal Bond Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On March 14, 1996, the Board of Trustees approved the creation of Class A, Class B, and Institutional Class shares. Offering of the new classes commenced on July 1, 1996. Effective August 30, 1996, Class A was renamed Class T. Prior to July 1, 1996, the fund offered one class of shares, the Initial Class (formerly Fidelity Municipal Bond Fund, which was formerly Fidelity Municipal Bond Portfolio). The Initial Class of shares is only available to the existing shareholders of that class. On May 16, 1996, the Board of Trustees approved the creation of an additional class of shares, Class A shares. Offering of the new class commences on or about February 28, 1997. Class A shares are subject to an annual distribution and service fee of 0.15% of the class' average net assets and a front-end sales load up to 4.25%.
Class T, Class B, Initial Class and Institutional Class shares have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares outstanding for each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales, and futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the accompanying balance sheet under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $345,721,000 and $452,749,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $132,408,000 and $112,736,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class T shares (Class T Plan), Class B shares (Class B Plan), Initial Class shares, and Institutional Class shares (collectively referred to as "the Plans"). Under the Class T and Class B Plans the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and
 .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), of the average net assets of the Class T, and Class B shares, respectively. For the period, the fund paid FDC $3,000 and $1,000 under the Class T and Class B Plans, all of which were paid to securities dealers, banks
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED and other financial institutions for the distribution of Class T and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class T, Class B, Initial Class, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 3.50% for selling Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective January 2, 1997, the Board of Trustees approved a revised Class B contingent deferred sales charge for shares purchased on or after January 2, 1997. Under the revised arrangement, FDC receives the proceeds of a contingent deferred sales charged levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $10,000 on sales of Class T shares of the fund, of which $7,000 were paid to securities dealers, banks, and other financial institutions. There were no Class B share redemptions from the fund during the period. When Class B shares are initially sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class T, Class B, Initial Class and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Service Co. (FSC) with respect to the Initial Class, and with Fidelity Investments Institutional Operations Company (FIIOC) with respect to the Class T, Class B, and Institutional Class to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FSC and FIIOC are both affiliates of FMR. FSC and FIIOC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FSC and FIIOC by UMB, which is reimbursed by the fund for such payments. FSC and FIIOC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .20%, .46%, .12%, and .31% of the average net assets of Class T, Class B, Initial Class and Institutional Class, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
FSC also maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $298,000.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for Class T, Class B, Initial Class, and Institutional Class.
(I) CLASS T. For the period, this expense limitation was 1.00% of average net assets and the reimbursement reduced expenses by $24,000.
(II) CLASS B. For the period, this expense limitation was 1.65% of average net assets and the reimbursement reduced expenses by $24,000.
(III) INITIAL CLASS. For the period, this expense limitation was .75% of average net assets.
(IV) INSTITUTIONAL CLASS. For the period, this expense limitation was .75% of average net assets and the reimbursement reduced expenses by $24,000.
In addition, the fund has entered into arrangements with its custodian and Initial Class' transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement and Initial Class' expenses were reduced by $6,000 under the transfer agent arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,

                                 1996 A         1995           1996 A         1995

CLASS T                           489            -             $ 3,951        $ -
Shares sold

Reinvestment of distributions     6              -              49             -

Shares redeemed                   (22)           -              (176)          -

Net increase (decrease)           473            -             $ 3,824        $ -

CLASS B                           31             -             $ 250          $ -
Shares sold

Reinvestment of distributions     1              -              4              -

Net increase (decrease)           32             -             $ 254          $ -

INITIAL CLASS                     10,284         58,603        $ 83,373       $ 460,322
Shares sold

Reinvestment of distributions     3,995          4,530          32,369         36,057

Shares redeemed                   (29,410)       (68,815)       (237,309)      (542,579)

Net increase (decrease)           (15,131)       (5,682)       $ (121,567)    $ (46,200)

INSTITUTIONAL CLASS               109            -             $ 882          $ -
Shares sold

Reinvestment of distributions     1              -              5              -

Shares redeemed                   (7)            -              (54)           -

Net increase (decrease)           103            -             $ 833          $ -


A SHARE TRANSACTIONS FOR CLASS T, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF SHARES)
 TO DECEMBER 31, 1996.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Advisor Municipal Bond Fund (formerly Municipal Bond Portfolio):
We have audited the accompanying statement of assets and liabilities of Fidelity Municipal Trust: Fidelity Advisor Municipal Bond Fund (formerly Municipal Bond Portfolio), including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights of Class T, Class B, Initial Class and Institutional Class for the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Trust: Fidelity Advisor Municipal Bond Fund as of December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights of Class T, Class B, Initial Class and Institutional Class for the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 13, 1997
DISTRIBUTIONS


During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 0.79% of the fund's income dividends was subject to the federal alternative minimum tax.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Co.
Boston, MA
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)